UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04015
Investment Company Act File Number

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Build America Bond Fund
Diversified Income Fund
Dividend Income Fund
Emerging Markets Local Income Fund
Floating-Rate Fund
Floating-Rate Advantage Fund
Floating-Rate & High Income Fund
Global Macro Absolute Return Fund
Government Obligations Fund
High Income Opportunities Fund
International Equity Fund
International Income Fund
Low Duration Fund
Strategic Income Fund
Structured Emerging Markets Fund
Tax-Managed Dividend Income Fund
Tax-Managed Equity Asset Allocation Fund
Tax-Managed International Equity Fund
Tax-Managed Mid-Cap Core Fund
Tax-Managed Multi-Cap Growth Fund
Tax-Managed Small-Cap Fund
Tax-Managed Small-Cap Value Fund
Tax-Managed Value Fund
U.S. Government Money Market Fund (Formerly, Cash Management Fund)
Money Market Fund

Eaton Vance Money Market Fund as of January 31, 2010 (Unaudited)

As of January 31, 2010, Eaton Vance Money Market Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invested all of its investable assets in Cash Management Portfolio (the Portfolio) and owned a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $68,085,353 and the Fund owned 8.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Event
As of the close of business on February 26, 2010, the Fund merged into Eaton Vance U.S. Government Money Market Fund (formerly, Eaton Vance Cash Management Fund). In connection with the merger, shares of the Fund were exchanged for Class B shares of Eaton Vance U.S. Government Money Market Fund.

Eaton Vance U.S. Government Money Market Fund as of January 31, 2010 (Unaudited)

As of January 31, 2010, Eaton Vance U.S. Government Money Market Fund (formerly, Eaton Vance Cash Management Fund) (the Fund), a diversified series of Eaton Vance Mutual Funds Trust (the Trust), invested all of its investable assets in Cash Management Portfolio (the Portfolio) and owned a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $152,783,885 and the Fund owned 18.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Effective March 1, 2010, the name of the Fund was changed from Eaton Vance Cash Management Fund.

Subsequent Events
As of the close of business on February 26, 2010, the Fund acquired the net assets of Eaton Vance Money Market Fund (Money Market Fund) pursuant to a plan of reorganization approved by the Trustees of the Trust. The acquisition was accomplished by a tax-free exchange of 62,345,364 shares of Class B of the Fund (valued at $62,345,364) for the same number of shares of the Money Market Fund, each outstanding on February 26, 2010. The aggregate net assets of the Fund immediately before the acquisition were $156,915,818. The net assets of the Money Market Fund at that date of $62,345,364 were combined with those of the Fund, resulting in combined net assets of $219,261,182.

As of the close of business on February 26, 2010, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. As of March 1, 2010, the Fund invests directly in securities and maintains the same investment objective. Additionally, as of March 1, 2010, a change to the Fund’s investment policies was implemented to provide that it will invest substantially all of its net assets in obligations of the U.S. Government and its agencies and instrumentalities.

Cash Management Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 35.4%

Principal
Amount
(000’s omitted)	$Security	Value
Agriculture — 3.6%
16,000	Cargill, Inc., 0.15%, 2/1/10(1)	$16,000,000
14,000	Cargill, Inc., 0.15%, 2/5/10(1)	13,999,767

		$29,999,767

Banks and Money Services — 22.7%
$25,000	Bank of America Corp., 0.13%, 2/3/10	$24,999,819
25,000	Bank of Nova Scotia, 0.15%, 2/2/10	24,999,896
25,000	BNP Paribas Finance, Inc., 0.15%, 2/10/10	24,999,062
50,000	HSBC Finance Corp., 0.15%, 2/4/10	49,999,375
30,000	JPMorgan Chase & Co., 0.10%, 2/10/10	29,999,250
20,000	Nordea North America, Inc., 0.145%, 2/5/10	19,999,678
13,000	Rabobank Nederland NV, 0.23%, 2/8/10	12,999,419

		$187,996,499

Beverages — 3.0%
$25,000	Coca-Cola Co., 0.13%, 2/4/10(1)	$24,999,729

		$24,999,729

Foods — 6.1%
$25,000	Nestle Capital Corp., 0.105%, 2/1/10(1)	$25,000,000
25,000	Nestle Capital Corp., 0.12%, 2/3/10(1)	24,999,833

		$49,999,833

Total Commercial Paper (amortized cost $292,995,828)		$292,995,828

Corporate Bonds & Notes — 1.9%

Principal
Amount
(000’s omitted)	Security	Value
Household Products — 1.9%
$5,000	Procter & Gamble Co., 0.285%, 5/7/10(2)	$5,000,000
11,000	Procter & Gamble Co., MTN, 0.525%, 2/8/10(2)	11,000,839

		$16,000,839

Total Corporate Bonds & Notes (amortized cost $16,000,839)		$16,000,839

U.S. Government Agency Obligations — 47.6%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Bank:
$100,000	Discount Note, 0.07%, 2/3/10	$99,999,611
222,008	Discount Note, 0.05%, 2/12/10	222,004,608
2,500	Discount Note, 0.13%, 4/23/10	2,499,297

		$324,503,516

	Federal Home Loan Mortgage Corp.:
$2,720	Discount Note, 0.08%, 3/3/10	$2,719,819
8,600	Discount Note, 0.10%, 3/29/10	8,598,662

1

Principal
Amount
(000’s omitted)	$Security	Value
$2,500	Discount Note, 0.125%, 4/26/10	$2,499,271
50,000	Discount Note, 0.205%, 6/14/10	49,962,132
2,500	Discount Note, 0.19%, 8/17/10	2,497,401
2,500	Discount Note, 0.21%, 9/1/10	2,496,908

		$68,774,193

Total U.S. Government Agency Obligations (amortized cost $393,277,709)		$393,277,709

U.S. Treasury Obligations — 9.1%

Principal
Amount
(000’s omitted)	Security	Value
$75,000	U.S. Treasury Bill, 0.175%, 8/26/10	$74,924,896

Total U.S. Treasury Obligations (amortized cost $74,924,896)		$74,924,896

Time Deposits — 6.0%

Principal
Amount
(000’s omitted)	Security	Value
$13,606	BNP Paribas, 0.11%, 2/1/10	$13,606,000
36,000	Societe Generale, Inc., 0.13%, 2/1/10	36,000,000

Total Time Deposits (amortized cost $49,606,000)		$49,606,000

Total Investments — 100.0% (amortized cost $826,805,272)(3)		$826,805,272

Other Assets, Less Liabilities — 0.0%		$(221,601)

Net Assets — 100.0%		$826,583,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

(1)		A security which has been issued under Section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(3)		Cost for federal income taxes is the same.

2

The Portfolio did not have any open financial instruments at January 31, 2010.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Assets Descriptions	(Level 1)	(Level 2)	(Level 3)	Total

Commercial Paper	$—	$292,995,828	$—	$292,995,828
Corporate Bonds & Notes	—	16,000,839	—	16,000,839
U.S. Government Agency Obligations	—	393,277,709	—	393,277,709
U.S. Treasury Obligations	—	74,924,896	—	74,924,896
Time Deposits	—	49,606,000	—	49,606,000

Total	$—	$826,805,272	$—	$826,805,272

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

As of the close of business on February 26, 2010, the Portfolio made a pro rata distribution of its cash and securities to interestholders in a complete liquidation.

3

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of January 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2010, the Fund owned 1.4% of Tax-Managed Growth Portfolio’s outstanding interests, 6.6% of Tax-Managed Value Portfolio’s outstanding interests, 43.5% of Tax-Managed International Equity Portfolio’s outstanding interests, 41.4% of Tax- Managed Multi-Cap Growth Portfolio’s outstanding interests, 27.9% of Tax-Managed Small-Cap Portfolio’s outstanding interests, 54.1% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests and 49.0% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Tax-Managed Growth Portfolio (identified cost, $153,704,180)	$126,540,001	25.4%

Tax-Managed Value Portfolio (identified cost, $81,410,297)	115,645,913	23.2

Tax-Managed International Equity Portfolio (identified cost, $64,123,534)	80,473,126	16.2

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $44,614,477)	54,587,947	11.0

Tax-Managed Small-Cap Portfolio (identified cost, $41,870,050)	47,812,067	9.6

Tax-Managed Small-Cap Value Portfolio (identified cost, $32,834,254)	38,939,105	7.8

Tax-Managed Mid-Cap Core Portfolio (identified cost, $28,632,631)	35,465,792	7.1

Total Investments in Affiliated Portfolios (identified cost, $447,189,423)	$499,463,951	100.3%

Other Assets, Less Liabilities	$(1,345,913)	(0.3)%

Net Assets	$498,118,038	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Diversified Income Fund as of January 31, 2010 (Unaudited)

Eaton Vance Diversified Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2010, the Fund owned 1.8% of Boston Income Portfolio’s outstanding interests, 1.9% of Floating Rate Portfolio’s outstanding interests, 3.2% of Global Macro Portfolio’s outstanding interests, 0.9% of Government Obligations Portfolio’s outstanding interests, 2.8% of Investment Portfolio’s outstanding interests and 99.9% of Multi-Sector Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2010 is set forth below.

Eaton Vance Diversified Income Fund	as of January 31, 2010

Investments in Affiliated Portfolios	Value	% of Net Assets

Boston Income Portfolio (identified cost, $56,709,678)	$45,652,849	15.0%

Floating Rate Portfolio (identified cost, $98,851,276)	90,077,508	29.6%

Global Macro Portfolio (identified cost, $71,325,170)	73,516,091	24.2%

Government Obligations Portfolio (identified cost, $4,367,128)	9,259,596	3.0%

Investment Portfolio (identified cost, $12,281,718)	12,320,716	4.1%

Multi-Sector Portfolio (identified cost, $73,140,425)	74,401,837	24.4%

Total Investments in Affiliated Portfolios (identified cost $316,675,395)	$305,228,597	100.3%

Other Assets, Less Liabilities	$(810,782)	(0.3)%

Net Assets	$304,417,815	100.0%

1

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance Dividend Income Fund as of January 31, 2010 (Unaudited)

Eaton Vance Dividend Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $402,898,062 and the Fund owned 95.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Income Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.2%
General Dynamics Corp.	140,000	$9,359,000

		$9,359,000

Capital Markets — 1.8%
Goldman Sachs Group, Inc.	50,000	$7,436,000

		$7,436,000

Chemicals — 2.4%
Mosaic Co.	90,000	$4,815,900
Terra Industries, Inc.	164,341	5,193,177

		$10,009,077

Commercial Banks — 5.9%
Banco Santander Brasil SA ADR	150,000	$1,806,000
HSBC Holdings PLC ADR	150,000	8,026,500
PNC Financial Services Group, Inc.	91,000	5,044,130
U.S. Bancorp	402,907	10,104,907

		$24,981,537

Computers & Peripherals — 4.3%
Hewlett-Packard Co.	180,000	$8,472,600
International Business Machines Corp.	79,781	9,764,397

		$18,236,997

Construction & Engineering — 2.6%
Bouygues SA	75,000	$3,692,313
Vinci SA	140,000	7,476,964

		$11,169,277

Diversified Financial Services — 2.1%
Bank of America Corp.	571,000	$8,667,780

		$8,667,780

Diversified Telecommunication Services — 6.5%
AT&T, Inc.	312,530	$7,925,761
CenturyTel, Inc.	206,004	7,006,196
Telstra Corp., Ltd.	1,250,000	3,687,569
Verizon Communications, Inc.	301,109	8,858,627

		$27,478,153

Electric Utilities — 2.1%
American Electric Power Co., Inc.	170,000	$5,890,500
Terna Rete Elettrica Nazionale SpA	700,000	2,823,399

		$8,713,899

Energy Equipment & Services — 3.9%
Diamond Offshore Drilling, Inc.	83,000	$7,596,990
Schlumberger, Ltd.	140,559	8,919,874

		$16,516,864

Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	152,800	$8,164,104

		$8,164,104

Food Products — 2.4%
Nestle SA	214,587	$10,171,794

		$10,171,794

1

Security	Shares	Value
Health Care Equipment & Supplies — 1.8%
Covidien PLC	152,400	$7,705,344

		$7,705,344

Hotels, Restaurants & Leisure — 3.8%
Compass Group PLC	1,125,000	$7,659,046
McDonald’s Corp.	136,400	8,515,452

		$16,174,498

Household Durables — 1.5%
Whirlpool Corp.	83,000	$6,239,940

		$6,239,940

Household Products — 1.0%
Procter & Gamble Co.	65,000	$4,000,750

		$4,000,750

Insurance — 6.6%
Lincoln National Corp.	165,000	$4,055,700
MetLife, Inc.	125,000	4,415,000
Prudential Financial, Inc.	140,000	6,998,600
Travelers Companies, Inc. (The)	116,692	5,912,783
Zurich Financial Services AG	30,000	6,378,364

		$27,760,447

Media — 1.1%
Walt Disney Co. (The)	150,000	$4,432,500

		$4,432,500

Metals & Mining — 2.2%
BHP Billiton, Ltd. ADR	135,000	$9,364,950

		$9,364,950

Multi-Utilities — 3.8%
CMS Energy Corp.	275,000	$4,171,750
GDF Suez	206,000	7,789,103
PG&E Corp.	100,000	4,224,000

		$16,184,853

Multiline Retail — 2.6%
JC Penney Co., Inc.	115,000	$2,855,450
Target Corp.	158,817	8,142,548

		$10,997,998

Oil, Gas & Consumable Fuels — 14.0%
BP PLC ADR	225,000	$12,627,000
Chevron Corp.	53,300	3,843,996
ENI SpA	335,000	7,785,844
Exxon Mobil Corp.	53,529	3,448,874
Hess Corp.	65,000	3,756,350
Occidental Petroleum Corp.	131,160	10,275,074
Royal Dutch Shell PLC, Class A	275,000	7,600,914
Total SA	173,000	9,998,242

		$59,336,294

Personal Products — 1.1%
Avon Products, Inc.	150,000	$4,521,000

		$4,521,000

Pharmaceuticals — 9.0%
Abbott Laboratories	158,000	$8,364,520
AstraZeneca PLC	205,000	9,515,370
Johnson & Johnson	116,785	7,341,105
Merck & Co., Inc.	167,307	6,387,781
Novartis AG ADR	84,000	4,496,520

2

Security	Shares	Value
Pfizer, Inc.	100,000	$1,866,000

		$37,971,296

Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc.	300,000	$5,214,000

		$5,214,000

Road & Rail — 2.7%
Canadian Pacific Railway, Ltd.	150,000	$7,050,000
Union Pacific Corp.	75,000	4,537,500

		$11,587,500

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	156,348	$4,215,142

		$4,215,142

Tobacco — 4.2%
British American Tobacco PLC	140,000	$4,627,681
Imperial Tobacco Group PLC	150,000	4,837,175
Philip Morris International, Inc.	182,845	8,321,276

		$17,786,132

Wireless Telecommunication Services — 2.3%
Vodafone Group PLC	4,600,000	$9,827,485

		$9,827,485

Total Common Stocks (identified cost $376,512,102)		$414,224,611

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Diversified Financial Services — 0.8%
Bank of America Corp., 10.00%(1)	223,287	$3,371,633

Total Convertible Preferred Stocks (identified cost $3,349,305)		$3,371,633

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$2,841	$2,841,255

Total Short-Term Investments (identified cost $2,841,255)		$2,841,255

Total Investments — 99.5% (identified cost $382,702,662)		$420,437,499

Other Assets, Less Liabilities — 0.5%		$2,028,967

Net Assets — 100.0%		$422,466,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $244.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	74.9%	$316,566,236
United Kingdom	10.4	44,067,671
France	6.9	28,956,622
Switzerland	3.9	16,550,158
Italy	2.5	10,609,243
Australia	0.9	3,687,569

Total Investments	99.5%	$420,437,499

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$389,988,454

Gross unrealized appreciation	$37,799,501
Gross unrealized depreciation	(7,350,456)

Net unrealized appreciation	$30,449,045

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$30,185,889	$7,659,046		$—	$37,844,935
Consumer Staples	25,007,131	19,636,650		—	44,643,781
Energy	50,468,158	25,385,000		—	75,853,158
Financials	67,681,401	6,378,364		—	74,059,765
Health Care	36,161,270	9,515,370		—	45,676,640
Industrials	20,946,500	11,169,277		—	32,115,777
Information Technology	22,452,139	—		—	22,452,139
Materials	19,374,027	—		—	19,374,027
Telecommunication Services	23,790,583	13,515,054		—	37,305,637
Utilities	14,286,250	10,612,502		—	24,898,752

Total Common Stocks	$310,353,348	$103,871,263	*	$—	$414,224,611

Convertible Preferred Stocks
Financials	$3,371,633	$—		$—	$3,371,633

Total Convertible Preferred Stocks	$3,371,633	$—		$—	$3,371,633

Short-Term Investments	$—	$2,841,255		$—	$2,841,255

Total Investments	$313,724,981	$106,712,518		$—	$420,437,499

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Emerging Markets Local Income Fund as of January 31, 2010 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $5,715,923 and the Fund owned 4.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 67.3%

	Principal
Security	Amount		Value
Brazil — 7.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	431,220	$222,511
Nota Do Tesouro Nacional, 10.00%, 1/1/11	BRL	1,425,000	754,077
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,168,811
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	6,789,000	3,330,508
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	1,975,000	907,128
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	333,024

Total Brazil (identified cost $8,683,139)			$8,716,059

Chile — 2.0%
Government of Chile, 2.10%, 9/1/15(1)	CLP	83,487,680	$151,413
Government of Chile, 3.00%, 7/1/13(1)	CLP	480,246,567	932,157
Government of Chile, 3.00%, 5/1/17(1)	CLP	647,288,851	1,221,878
Government of Chile, 5.00%, 9/1/11(1)	CLP	62,615,760	127,459

Total Chile (identified cost $2,410,505)			$2,432,907

Colombia — 3.0%
Republic of Colombia, 9.85%, 6/28/27	COP	2,200,000,000	$1,285,061
Republic of Columbia, 12.00%, 10/22/15	COP	3,700,000,000	2,284,578

Total Colombia (identified cost $2,968,553)			$3,569,639

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	109,250	$58,176

Total Congo (identified cost $43,137)			$58,176

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	89,038,237	$72,406
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	10,512,827	8,466

Total Costa Rica (identified cost $103,435)			$80,872

Egypt — 0.3%
Arab Republic of Egypt, 8.75%, 7/18/12(2)	EGP	1,690,000	$310,277

Total Egypt (identified cost $295,993)			$310,277

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$291,200

Total Georgia (identified cost $199,601)			$291,200

Ghana — 0.3%
Ghana Government Bond, 13.00%, 8/2/10	GHS	470,000	$317,539

Total Ghana (identified cost $503,347)			$317,539

1

	Principal
Security	Amount		Value
Hungary — 7.0%
Hungary Government Bond, 5.50%, 2/12/16	HUF	210,000,000	$968,498
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,701,407
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	860,605
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,458,715
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	709,354
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,666,022

Total Hungary (identified cost $7,887,596)			$8,364,601

Indonesia — 7.4%
Indonesia Government, 9.00%, 9/15/13	IDR	9,800,000,000	$1,076,192
Indonesia Government, 9.00%, 9/15/18	IDR	17,700,000,000	1,845,504
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,219,646
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,296,379
Indonesia Government, 11.00%, 11/15/20	IDR	7,910,000,000	917,568
Indonesia Government, 11.50%, 9/15/19	IDR	12,000,000,000	1,437,581

Total Indonesia (identified cost $7,893,827)			$8,792,870

Israel — 0.4%
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	1,396,603	$438,928

Total Israel (identified cost $440,811)			$438,928

Macedonia — 0.3%
Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$350,611

Total Macedonia (identified cost $244,338)			$350,611

Malaysia — 9.5%
Malaysian Government, 3.74%, 2/27/15	MYR	13,350,000	$3,906,427
Malaysian Government, 3.76%, 4/28/11	MYR	10,900,000	3,248,030
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	4,109,681

Total Malaysia (identified cost $11,164,967)			$11,264,138

Mexico — 3.4%
Government of Mexico, 10.00%, 12/5/24	MXN	29,210,000	$2,584,460
Government of Mexico, 10.00%, 11/20/36	MXN	16,370,000	1,436,630

Total Mexico (identified cost $4,286,092)			$4,021,090

Peru — 2.0%
Republic of Peru, 6.90%, 8/12/37(2)	PEN	2,367,000	$870,579
Republic of Peru, 7.84%, 8/12/20	PEN	1,000,000	405,240
Republic of Peru, 8.60%, 8/12/17	PEN	2,605,000	1,098,908

Total Peru (identified cost $2,121,048)			$2,374,727

Poland — 4.4%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,513,802	$501,646
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	688,659
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,176,814

2

	Principal
Security	Amount		Value
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	$1,795,787
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,024,734

Total Poland (identified cost $5,761,222)			$5,187,640

South Africa — 3.7%
Republic of South Africa, 6.50%, 6/2/14	USD	890,000	$974,550
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	3,497,841

Total South Africa (identified cost $4,283,575)			$4,472,391

Thailand — 7.5%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$679,286
Kingdom of Thailand, 3.625%, 5/22/15	THB	85,000,000	2,595,468
Kingdom of Thailand, 5.125%, 3/13/18	THB	121,500,000	3,972,975
Kingdom of Thailand, 5.67%, 3/13/28	THB	49,000,000	1,687,733

Total Thailand (identified cost $8,629,257)			$8,935,462

Turkey — 7.9%
Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	661,024	$535,267
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	5,897,589	4,495,840
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	5,085,551	4,413,650

Total Turkey (identified cost $7,604,478)			$9,444,757

Uruguay — 0.6%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	13,255,770	$667,426

Total Uruguay (identified cost $570,790)			$667,426

Total Foreign Government Bonds (identified cost $76,095,711)			$80,091,310

Foreign Corporate Bonds — 0.1%

	Principal
Security	Amount		Value
Kazakhstan — 0.1%
Kazkommerts International, 7.875%, 4/7/14(3)	USD	60,000	$55,500

Total Kazakhstan (identified cost $50,306)			$55,500

Total Foreign Corporate Bonds (identified cost $50,306)			$55,500

Mortgage Pass-Throughs — 16.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
6.50%, with maturity at 2024	$5,718,920	$6,333,835
7.50%, with maturity at 2034	934,041	1,062,931

		$7,396,766

3

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.509%, with maturity at 2035(4)	$1,882,082	$1,946,190
4.326%, with maturity at 2035(4)	1,701,128	1,772,895
5.50%, with maturity at 2017	1,042,412	1,116,708
6.00%, with maturity at 2032	1,394,185	1,509,321
6.50%, with maturity at 2017	1,177,632	1,260,118
7.00%, with various maturities to 2033	2,579,010	2,887,881
8.50%, with maturity at 2032	1,520,932	1,796,382

		$12,289,495

Total Mortgage Pass-Throughs (identified cost $18,942,863)		$19,686,261

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Japanese Yen Put Option	JPY 119,000	JPY 106.91	4/8/10	$251

Total Currency Options Purchased (identified cost $20,625)				$251

Short-Term Investments — 15.0%

Foreign Government Securities — 9.9%

	Principal
Security	Amount		Value
Chile — 0.3%
Chilean Government Bond, 6.00%, 7/1/10	CLP	205,000,000	$399,594

Total Chile (identified cost $425,668)			$399,594

Egypt — 3.2%
Egypt Treasury Bill, 0.00%, 2/2/10	EGP	2,975,000	$544,235
Egypt Treasury Bill, 0.00%, 2/9/10	EGP	1,900,000	346,960
Egypt Treasury Bill, 0.00%, 2/16/10	EGP	4,525,000	824,833
Egypt Treasury Bill, 0.00%, 2/23/10	EGP	775,000	141,015
Egypt Treasury Bill, 0.00%, 3/2/10	EGP	4,575,000	830,946
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	1,150,000	202,095
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	850,000	147,795
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	825,000	140,932
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	1,675,000	285,483
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	1,100,000	186,186
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	875,000	148,102

Total Egypt (identified cost $3,800,867)			$3,798,582

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 2/15/10	ISK	2,356,000	$15,586
Iceland Treasury Bill, 0.00%, 3/15/10	ISK	12,900,000	84,859
Iceland Treasury Note, 7.00%, 3/17/10	ISK	8,011,000	53,034

Total Iceland (identified cost $150,456)			$153,479

4

	Principal
Security	Amount		Value
Kazakhstan — 1.6%
Kazakhstan National Bank, 0.00%, 2/19/10	KZT	90,750,000	$612,678
Kazakhstan National Bank, 0.00%, 3/5/10	KZT	23,795,900	160,567
Kazakhstan National Bank, 0.00%, 3/12/10	KZT	113,400	765
Kazakhstan National Bank, 0.00%, 4/23/10	KZT	52,000,400	349,976
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	110,786,100	743,718

Total Kazakhstan (identified cost $1,858,218)			$1,867,704

Lebanon — 2.6%
Lebanon Treasury Bill, 0.00%, 2/4/10	LBP	229,000,000	$152,529
Lebanon Treasury Bill, 0.00%, 2/18/10	LBP	168,000,000	111,740
Lebanon Treasury Bill, 0.00%, 3/4/10	LBP	68,000,000	45,158
Lebanon Treasury Bill, 0.00%, 3/18/10	LBP	733,150,000	486,063
Lebanon Treasury Bill, 0.00%, 4/1/10	LBP	365,000,000	241,549
Lebanon Treasury Bill, 0.00%, 4/15/10	LBP	449,000,000	296,567
Lebanon Treasury Bill, 0.00%, 4/29/10	LBP	770,000,000	507,133
Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	180,000,000	117,845
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	169,500,000	110,744
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	172,420,000	112,284
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	118,000,000	76,774
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	184,000,000	118,325
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	334,800,000	214,419
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	211,560,000	135,358
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	102,400,000	65,362
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	100,000,000	63,524
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	182,940,000	115,928
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	90,720,000	61,253
Lebanon Treasury Note, 11.30%, 3/25/10	LBP	114,530,000	77,001

Total Lebanon (identified cost $3,102,517)			$3,109,556

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 3/2/10	KRW	232,280,000	$199,584
Korea Monetary Stabilization Bond, 0.00%, 4/13/10	KRW	394,570,000	338,004
Korea Monetary Stabilization Bond, 0.00%, 4/20/10	KRW	174,680,000	149,555

Total South Korea (identified cost $703,950)			$687,143

Sri Lanka — 1.4%
Sri Lanka Treasury Bill, 0.00%, 2/5/10	LKR	47,330,000	$412,231
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	95,550,000	815,938
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	55,680,000	467,605

Total Sri Lanka (identified cost $1,694,212)			$1,695,774

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	297,000,000	$59,231

Total Zambia (identified cost $59,025)			$59,231

Total Foreign Government Securities (identified cost $11,794,913)			$11,771,063

5

Repurchase Agreements(5) — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
Barclays Bank PLC, dated 9/16/09, with an interest rate of 0.85%, collateralized by Costa Rica Government Bond with an interest rate of 9.995%, a maturity date of 8/1/20 and a market value of $1,359,697.	$1,287	$1,286,788
JPMorgan Chase Bank, dated 1/25/10, with an interest rate of 0.40%, collateralized by Philippines Government Bond with an interest rate of 9.5%, a maturity date of 2/2/30 and a market value of $1,346,036.	1,346	1,346,000

Total Repurchase Agreements (identified cost $2,632,788)		$2,632,788

Other Securities — 2.9%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(6)	$1,657	$1,657,158
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)	1,759	1,758,769

Total Other Securities (identified cost $3,415,927)		$3,415,927

Total Short-Term Investments (identified cost $17,843,628)		$17,819,778

Total Investments — 98.9% (identified cost $112,953,133)		$117,653,100

Currency Options Written — 0.0%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Japanese Yen Call Option	JPY 170,000	JPY 76.3	4/8/10	$(1,544)

Total Currency Options Written (Premiums received $21,790)				$(1,544)

Other Assets, Less Liabilities — 1.1%				$1,359,597

Net Assets — 100.0%				$119,011,153

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PLN	-	Polish Zloty

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

7

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $1,180,856 or 1.0% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2010.

(5)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $31, respectively.

8

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/5/10	Sri Lankan Rupee 47,330,000	United States Dollar 403,323	$(9,296)
2/8/10	New Turkish Lira 1,490,000	United States Dollar 1,005,839	11,528
2/19/10	Euro 844,000	United States Dollar 1,223,294	53,140
2/23/10	Chilean Peso 787,000,000	United States Dollar 1,597,321	95,054
2/25/10	Japanese Yen 54,609,016	United States Dollar 603,850	(1,181)
2/25/10	Japanese Yen 54,000,000	United States Dollar 598,802	520
2/26/10	Euro 643,000	United States Dollar 903,280	11,816
3/2/10	Chilean Peso 154,000,000	United States Dollar 300,781	6,776
5/7/10	Sri Lankan Rupee 41,770,000	United States Dollar 356,399	(3,429)
5/7/10	Sri Lankan Rupee 49,280,000	United States Dollar 420,299	(4,224)
5/7/10	Sri Lankan Rupee 4,500,000	United States Dollar 38,396	(369)
7/6/10	Chilean Peso 61,800,000	United States Dollar 125,904	7,529
7/6/10	Chilean Peso 25,700,000	United States Dollar 52,680	3,453
7/6/10	Chilean Peso 123,500,000	United States Dollar 252,169	15,610
7/16/10	Sri Lankan Rupee 55,680,000	United States Dollar 473,872	(1,609)
7/20/10	Kazak Tenge 36,814,800	United States Dollar 225,858	(24,466)
7/20/10	Ukrainian Hryvnia 2,269,900	United States Dollar 242,640	(17,131)
7/21/10	Kazak Tenge 36,865,500	United States Dollar 227,565	(23,112)
7/21/10	Ukrainian Hryvnia 2,253,200	United States Dollar 240,149	(17,588)
7/23/10	Kazak Tenge 38,380,000	United States Dollar 236,549	(24,443)
7/23/10	Ukrainian Hryvnia 2,355,400	United States Dollar 248,722	(20,451)

			$58,127

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/1/10	Zambian Kwacha 1,046,823,800	United States Dollar 229,980	$(413)
2/3/10	Russian Ruble 6,200,000	United States Dollar 209,488	(5,373)
2/3/10	Russian Ruble 28,122,000	United States Dollar 950,646	(24,820)

9

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/4/10	Malaysian Ringgit 1,410,000	United States Dollar 410,648	$2,639
2/5/10	Zambian Kwacha 776,193,836	United States Dollar 169,246	905
2/8/10	Polish Zloty 920,000	Euro 224,139	4,093
2/8/10	Polish Zloty 5,635,900	Euro 1,374,586	22,973
2/8/10	Polish Zloty 1,930,000	Euro 471,099	7,346
2/8/10	Indian Rupee 14,500,000	United States Dollar 313,853	(65)
2/8/10	New Turkish Lira 7,788,404	United States Dollar 5,247,455	(50,075)
2/8/10	South African Rand 18,925,167	United States Dollar 2,583,711	(104,190)
2/8/10	South African Rand 23,228,086	United States Dollar 3,175,578	(132,301)
2/9/10	Indian Rupee 25,020,000	United States Dollar 535,990	5,378
2/9/10	Indian Rupee 25,020,000	United States Dollar 535,760	5,608
2/10/10	Mexican Peso 87,942,180	United States Dollar 6,801,143	(83,128)
2/11/10	Hungarian Forint 523,367,500	United States Dollar 2,761,105	(89,705)
2/11/10	Mexican Peso 17,340,194	United States Dollar 1,354,491	(30,003)
2/11/10	Russian Ruble 137,521,000	United States Dollar 4,514,806	7,574
2/16/10	Australian Dollar 408,900	United States Dollar 377,088	(15,885)
2/16/10	Indian Rupee 26,430,000	United States Dollar 582,159	(10,853)
2/16/10	Israeli Shekel 580,000	United States Dollar 155,329	64
2/16/10	South Korean Won 237,700,000	United States Dollar 211,308	(6,769)
2/18/10	Colombian Peso 3,409,000,000	United States Dollar 1,701,098	14,566
2/19/10	Norwegian Krone 2,230,000	Euro 271,207	194
2/19/10	Indian Rupee 11,853,000	United States Dollar 259,536	(3,434)
2/19/10	Polish Zloty 15,235,442	United States Dollar 5,429,111	(219,294)
2/22/10	Australian Dollar 94,700	United States Dollar 87,165	(3,564)
2/22/10	Indonesian Rupiah 670,000,000	United States Dollar 72,159	(856)
2/22/10	Malaysian Ringgit 2,046,000	United States Dollar 612,758	(14,125)
2/25/10	Norwegian Krone 4,522,300	Euro 554,822	(6,504)
2/25/10	Euro 892,283	United States Dollar 1,259,708	(22,631)
2/25/10	Indonesian Rupiah 15,703,000,000	United States Dollar 1,666,278	3,652
2/26/10	Indian Rupee 7,400,000	United States Dollar 159,689	39

10

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/26/10	South Korean Won 349,000,000	United States Dollar 300,841	$(599)
2/26/10	Thai Baht 98,268,700	United States Dollar 2,978,020	(19,163)
3/2/10	Brazilian Real 1,080,000	United States Dollar 582,839	(12,722)
3/2/10	Brazilian Real 7,358,000	United States Dollar 3,921,548	(37,366)
3/11/10	Indonesian Rupiah 6,050,600,000	United States Dollar 653,201	(11,159)
3/31/10	Indonesian Rupiah 12,645,000,000	United States Dollar 1,337,529	1,416
4/13/10	Ghanaian Cedi 188,250	United States Dollar 118,583	8,884
5/26/10	Zambian Kwacha 581,200,000	United States Dollar 98,242	27,206
5/27/10	Zambian Kwacha 540,750,000	United States Dollar 91,250	25,446
6/11/10	Zambian Kwacha 507,200,000	United States Dollar 104,793	4,367
7/20/10	Ukrainian Hryvnia 2,269,900	United States Dollar 225,861	33,910
7/21/10	Ukrainian Hryvnia 2,253,200	United States Dollar 227,596	30,142
7/23/10	Ukrainian Hryvnia 2,355,400	United States Dollar 237,919	31,254
8/19/10	Zambian Kwacha 212,650,000	United States Dollar 43,073	2,037
8/23/10	Zambian Kwacha 212,650,000	United States Dollar 43,354	1,702
9/3/10	Ukrainian Hryvnia 750,000	United States Dollar 66,964	16,743
9/28/10	Zambian Kwacha 417,900,000	United States Dollar 79,373	8,222
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	7,179
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	3,194
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	(637)

			$(628,901)

At January 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $58,871 and a payable of $320,324.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	2 Euro-Bobl	Short	$(323,434)	$(325,162)	$(1,728)
3/10	2 Euro-Bund	Short	(341,709)	(342,133)	(424)
3/10	1 U.S. 5 Year Treasury Note	Short	(116,192)	(116,461)	(269)

					$(2,421)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Government of Germany with a remaining term to maturity of 8.5 to 10.5 years.

11

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America, N.A.	ILS	640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(760)
Bank of America, N.A.	ILS	600	Receive	3-month ILS TELBOR	4.54%	1/06/15	(2,107)
Barclays Bank PLC	PLN	8,000	Pay	3-month PLN WIBOR	5.42%	6/01/14	75,204
Citigroup Global Markets	MXN	50,000	Pay	Mexican Interbank Deposit Rate	9.08%	8/06/13	277,929
Citigroup Global Markets	THB	69,000	Pay	6-month THBFIX	3.40%	1/14/15	8,396
Credit Suisse	PLN	10,000	Pay	3-month PLN WIBOR	5.17%	6/15/12	101,705
JPMorgan Chase Bank	BRL	4,252	Pay	Brazil Interbank Deposit Rate	9.67%	1/03/11	(4,536)
JPMorgan Chase Bank	ZAR	36,500	Pay	3-month JIBOR	9.05%	10/12/15	120,818

							$576,649

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Iceland	JPMorgan Chase Bank	$500	1.75%	3/20/18	6.31%	$(109,696)
Iceland	JPMorgan Chase Bank	200	2.10%	3/20/23	5.79	(44,908)
Iceland	JPMorgan Chase Bank	200	2.45%	3/20/23	5.79	(40,521)

						$(195,125)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$3,878
Austria	Barclays Bank PLC	200	1.42%		3/20/14	(5,093)
Brazil	Barklays Bank PLC	450	1.65%		9/20/19	(1,925)
China	Barclays Bank PLC	200	1.00	%(1)	3/20/15	(323)
China	Barclays Bank PLC	200	1.00	%(1)	3/20/20	(1,279)
China	Citigroup Global Markets	100	1.00	%(1)	3/20/20	(478)
China	JP Morgan Chase Bank	100	1.00	%(1)	3/20/15	(209)
Lebanon	Barclays Bank PLC	200	1.00	%(1)	12/20/14	(2,590)
Lebanon	Citigroup Global Markets	250	3.30%		9/20/14	(12,401)
Lebanon	Citigroup Global Markets	200	1.00	%(1)	12/20/14	(2,816)
Lebanon	Citigroup Global Markets	150	1.00	%(1)	12/20/14	(1,716)
Lebanon	Citigroup Global Markets	100	1.00	%(1)	12/20/14	(1,295)
Lebanon	Deutchebank	100	1.00	%(1)	3/20/15	(101)
Malaysia	Bank of America	200	0.83%		12/20/14	1,788
Malaysia	Barclays Bank PLC	300	2.40%		3/20/14	(17,972)
Malaysia	Barclays Bank PLC	400	0.82%		12/20/14	3,766
Malaysia	Citigroup Global Markets	300	2.45%		3/20/14	(18,584)
Philippines	Barclays Bank PLC	300	1.84%		12/20/14	(897)
Philippines	Barclays Bank PLC	100	1.85%		12/20/14	(433)
Philippines	Barclays Bank PLC	500	1.70%		12/20/14	1,646
Philippines	Barclays Bank PLC	142	1.00	%(1)	3/20/15	1,332
Philippines	Citigroup Global Markets	200	1.84%		12/20/14	(598)

12

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Philippines	Citigroup Global Markets	$100	1.86%		12/20/14	$(479)
Philippines	JP Morgan Chase Bank	400	1.69%		12/20/14	1,502
Philippines	JP Morgan Chase Bank	142	1.00	%(1)	3/20/15	1,332
South Africa	Bank of America	300	1.00	%(1)	12/20/19	4,546
South Africa	Barclays Bank PLC	300	1.00	%(1)	12/20/19	2,401
South Africa	Citigroup Global Markets	150	1.00	%(1)	12/20/19	112
South Africa	Credit Suisse	100	1.00	%(1)	3/20/20	850
South Africa	JP Morgan Chase Bank	100	1.00	%(1)	12/20/19	(183)
South Africa	JP Morgan Chase Bank	100	1.00	%(1)	12/20/19	(1,441)
Thailand	Barclays Bank PLC	400	0.97%		9/20/19	9,172
Thailand	Citigroup Global Markets	400	0.86%		12/20/14	3,927
Thailand	Citigroup Global Markets	200	0.95%		9/20/19	4,908
Thailand	JP Morgan Chase Bank	200	0.87%		12/20/14	1,869
Turkey	Barclays Bank PLC	1,190	2.12%		1/20/13	(18,744)
Turkey	Citigroup Global Markets	430	2.93%		9/20/19	(30,010)
iTraxx Europe Subordinated Financials 5 Year Index	Bank of America	EUR 400	1.00	%(1)	12/20/14	(238)
iTraxx Europe Subordinated Financials 5 Year Index	Goldman Sachs International	EUR 400	1.00	%(1)	12/20/14	(114)

						$(76,890)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $900,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)  Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$146,906	8/25/10	1-month USD- LIBOR-BBA + 50bp	Total Return on JPMorgan Abu Dhabi Index	$160

					$160

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
Citigroup Global Markets	TRY	169,736	$105,035	3-month USD- LIBOR-BBA	11.95%	2/15/12	$(1,174)
Citigroup Global Markets	TRY	339,968	$205,047	3-month USD- LIBOR-BBA	12.10%	2/15/12	(8,326)
Citigroup Global Markets	TRY	500,316	$297,807	3-month USD- LIBOR-BBA	12.46%	8/14/13	(41,273)
Credit Suisse	TRY	258,962	$149,603	3-month USD- LIBOR-BBA	12.45%	2/15/12	(14,716)

13

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
JPMorgan Chase Bank	TRY	685,893	$463,128	3-month USD- LIBOR-BBA	11.20%	5/21/14	$16,523

$(48,966)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written call options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	170,000	$21,790

Outstanding, end of period	JPY	170,000	$21,790

JPY	-	Japanese Yen

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

14

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$43,029	$(315,044)

		$43,029	$(315,044)

Equity	Total Return Swaps	$160	$—

		$160	$—

Foreign Exchange	Currency Options Purchased	$251	$—
Foreign Exchange	Currency Options Written	—	(1,544)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	541,030	(1,373,257)

		$541,281	$(1,374,801)

Interest Rate	Cross-Currency Swaps	$16,523	$(65,489)
Interest Rate	Futures Contracts	—	(2,421)*
Interest Rate	Interest Rate Swaps	584,052	(7,403)

		$600,575	$(75,313)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$113,663,479

Gross unrealized appreciation	$6,215,783
Gross unrealized depreciation	(2,226,162)

Net unrealized appreciation	$3,989,621

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$80,091,310	$—	$80,091,310
Foreign Corporate Bonds	—	55,500	—	55,500
Mortgage Pass-Throughs	—	19,686,261	—	19,686,261
Currency Options Purchased	—	251	—	251
Short-Term Investments	1,657,158	16,162,620		17,819,778

Total Investments	$1,657,158	$115,995,942	$—	$117,653,100

Forward Foreign Currency Exchange Contracts	$—	$541,030	$—	$541,030
Swap Contracts	—	643,764	—	643,764

Total	$1,657,158	$117,180,736	$—	$118,837,894

Liability Description

Currency Options Written	$—	$(1,544)	$—	$(1,544)
Forward Foreign Currency Exchange Contracts	—	(1,373,257)	—	(1,373,257)
Swap Contracts	—	(387,936)	—	(387,936)
Futures Contracts	(2,421)	—	—	(2,421)

Total	$(2,421)	$(1,762,737)	$—	$(1,765,158)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Eaton Vance Floating-Rate Fund as of January 31, 2010 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $3,201,587,513 and the Fund owned 68.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of January 31, 2010 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2010, the Fund owned 11.1% of Floating Rate Portfolio’s outstanding interests and 14.3% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $583,495,819)	$517,507,347	82.4%

High Income Opportunities Portfolio (identified cost, $118,695,869)	$111,625,583	17.8%

Total Investments in Affiliated Portfolios (identified cost, $702,191,688)	$629,132,930	100.2%

Other Assets, Less Liabilities	$(995,984)	(0.2)%

Net Assets	$628,136,946	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Floating Rate Portfolio’s Portfolio of Investments is set forth below. A copy of High Income Opportunities Portfolio’s Form N-Q (containing a Portfolio of Investments) at January 31, 2010 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Floating Rate Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.0%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.0%
	AWAS Capital, Inc.
8,935	Term Loan, 2.00%, Maturing March 22, 2013	$8,354,059
	Booz Allen Hamilton, Inc.
3,050	Term Loan, 6.00%, Maturing July 31, 2015	3,077,959
	CACI International, Inc.
4,209	Term Loan, 1.76%, Maturing May 3, 2011	4,190,395
	DAE Aviation Holdings, Inc.
2,845	Term Loan, 4.00%, Maturing July 31, 2014	2,683,829
2,916	Term Loan, 4.00%, Maturing July 31, 2014	2,750,963
	Evergreen International Aviation
11,040	Term Loan, 10.50%, Maturing October 31, 2011(2)	8,914,435
	Hawker Beechcraft Acquisition
18,908	Term Loan, 2.24%, Maturing March 26, 2014	14,369,912
1,238	Term Loan, 2.25%, Maturing March 26, 2014	940,610
	Hexcel Corp.
4,596	Term Loan, 6.50%, Maturing May 21, 2014	4,642,393
	IAP Worldwide Services, Inc.
3,334	Term Loan, 9.25%, Maturing December 30, 2012(2)	2,909,012
	PGS Solutions, Inc.
1,920	Term Loan, 2.52%, Maturing February 14, 2013	1,794,935
	Spirit AeroSystems, Inc.
3,739	Term Loan, 2.00%, Maturing December 31, 2011	3,676,857
	TransDigm, Inc.
11,650	Term Loan, 2.25%, Maturing June 23, 2013	11,402,438
	Vought Aircraft Industries, Inc.
7,407	Revolving Loan, 0.50%, Maturing December 22, 2010(3)	7,185,185
2,778	Term Loan, 7.50%, Maturing December 17, 2011	2,784,722
3,565	Term Loan, 7.50%, Maturing December 17, 2011	3,578,859
856	Term Loan, 7.50%, Maturing December 22, 2011	855,265
	Wesco Aircraft Hardware Corp.
7,114	Term Loan, 2.49%, Maturing September 29, 2013	6,882,780

		$90,994,608

Air Transport — 0.3%
	Delta Air Lines, Inc.
11,428	Term Loan, 2.17%, Maturing April 30, 2012	$10,047,120
5,403	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	4,704,007

		$14,751,127

Automotive — 4.0%
	Accuride Corp.
3,108	DIP Loan, 1.00%, Maturing September 30, 2013(3)	$3,164,594
13,264	Term Loan, Maturing January 31, 2012(4)	13,311,513
	Adesa, Inc.
17,648	Term Loan, 2.99%, Maturing October 18, 2013	17,200,900
	Allison Transmission, Inc.
16,149	Term Loan, Maturing September 30, 2014(4)	14,861,620
	Cooper Standard Automotive, Inc.
646	Revolving Loan, 7.00%, Maturing December 23, 2011	642,841
3,935	Term Loan, 7.00%, Maturing December 23, 2010	3,913,129
101	Term Loan, 2.75%, Maturing December 23, 2011	100,578
	Dayco Products, LLC
3,000	Term Loan, 1.14%, Maturing November 12, 2012(3)	3,068,400
500	Term Loan, 10.00%, Maturing November 12, 2012	490,000

1

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	1,000	Term Loan, 10.00%, Maturing November 12, 2012	$990,000
	1,961	Term Loan, 10.50%, Maturing November 13, 2014	1,842,984
	281	Term Loan, 12.50%, Maturing November 13, 2014(2)	264,563
		Federal-Mogul Corp.
	20,065	Term Loan, Maturing December 27, 2014(4)	17,055,066
	17,795	Term Loan, 2.17%, Maturing December 27, 2015	15,125,688
		Financiere Truck (Investissement)
EUR	1,313	Term Loan, 3.22%, Maturing February 15, 2012	1,242,000
		Ford Motor Co.
	10,000	Revolving Loan, 3.28%, Maturing December 15, 2013(3)	9,383,330
	14,405	Term Loan, 3.26%, Maturing December 15, 2013	13,507,689
	3,000	Term Loan, 3.26%, Maturing December 15, 2013	2,772,750
		Fraikin, Ltd.
GBP	1,612	Term Loan, 0.79%, Maturing February 15, 2012(3)	1,758,672
GBP	718	Term Loan, 2.99%, Maturing February 15, 2012(3)	783,091
		Goodyear Tire & Rubber Co.
	35,256	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	32,934,718
		HLI Operating Co., Inc.
EUR	425	Term Loan, 0.00%, Maturing May 30, 2014(5)	53,090
EUR	7,227	Term Loan, 0.00%, Maturing May 30, 2014(5)	901,827
		Keystone Automotive Operations, Inc.
	6,824	Term Loan, 3.75%, Maturing January 12, 2012	4,696,976
		Locafroid Services S.A.S.
EUR	309	Term Loan, 3.22%, Maturing February 15, 2012	292,356
		Tenneco Automotive, Inc.
	5,050	Term Loan, 5.73%, Maturing March 17, 2014	5,046,844
		TriMas Corp.
	894	Term Loan, 6.00%, Maturing August 2, 2011	866,938
	7,940	Term Loan, 6.00%, Maturing December 15, 2015	7,582,268
		TRW Automotive, Inc.
	3,500	Term Loan, 5.00%, Maturing May 30, 2016	3,507,658
		United Components, Inc.
	7,456	Term Loan, 2.25%, Maturing June 30, 2010	6,934,136

			$184,296,219

Beverage and Tobacco — 0.2%
		Culligan International Co.
	10,289	Term Loan, 2.49%, Maturing November 24, 2014	$8,323,583
		Southern Wine & Spirits of America, Inc.
	995	Term Loan, 5.50%, Maturing May 31, 2012	988,561
		Van Houtte, Inc.
	116	Term Loan, 2.75%, Maturing July 11, 2014	109,609
	848	Term Loan, 2.75%, Maturing July 11, 2014	803,802

			$10,225,555

Building and Development — 2.4%
		401 North Wabash Venture, LLC
	3,515	Term Loan, 10.98%, Maturing May 7, 2009(3)	$2,635,983
		AIMCO Properties, L.P.
	1,474	Term Loan, 1.74%, Maturing March 23, 2011	1,448,036
		Beacon Sales Acquisition, Inc.
	4,326	Term Loan, 2.25%, Maturing September 30, 2013	4,114,833
		Brickman Group Holdings, Inc.
	5,830	Term Loan, 2.25%, Maturing January 23, 2014	5,548,223
		Building Materials Corp. of America
	8,536	Term Loan, Maturing February 22, 2014(4)	8,372,006
		Contech Construction Products
	1,767	Term Loan, 2.24%, Maturing January 13, 2013	1,610,337
		Epco/Fantome, LLC
	9,030	Term Loan, 2.86%, Maturing November 23, 2010	8,307,600

2

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.39%, Maturing December 1, 2010(3)	$1,524,455
	11,784	Term Loan, 5.08%, Maturing December 1, 2010	11,430,699
		Lafarge Roofing
	1,585	Term Loan, 3.25%, Maturing July 16, 2014	1,240,259
EUR	2,847	Term Loan, 3.25%, Maturing July 16, 2014	3,088,808
EUR	1,843	Term Loan, 5.00%, Maturing April 16, 2015(2)	1,673,523
		Materis
EUR	1,193	Term Loan, Maturing April 27, 2014(4)	1,285,864
EUR	1,290	Term Loan, Maturing April 27, 2015(4)	1,390,803
		Mueller Water Products, Inc.
	5,510	Term Loan, 5.25%, Maturing May 24, 2014	5,470,993
		NCI Building Systems, Inc.
	3,056	Term Loan, 8.00%, Maturing June 18, 2010	2,977,611
		November 2005 Land Investors
	610	Term Loan, 0.00%, Maturing May 9, 2011(5)	143,275
		Panolam Industries Holdings, Inc.
	4,016	Term Loan, 8.25%, Maturing December 31, 2013	3,654,639
		Re/Max International, Inc.
	8,478	Term Loan, 5.75%, Maturing December 17, 2012	8,498,916
		Realogy Corp.
	2,810	Term Loan, 3.23%, Maturing September 1, 2014	2,507,970
	10,437	Term Loan, 3.25%, Maturing September 1, 2014	9,315,309
		Sanitec Europe OY
EUR	3,470	Term Loan, 2.50%, Maturing June 25, 2016	3,656,803
		South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(6)	3,517,857
		Standard Pacific Corp.
	4,680	Term Loan, 2.02%, Maturing May 5, 2013	4,001,400
		WCI Communities, Inc.
	3,702	Term Loan, 10.00%, Maturing September 3, 2014(2)	3,424,182
	8,876	Term Loan, 10.07%, Maturing September 3, 2014	8,876,063

			$109,716,447

Business Equipment and Services — 7.7%
		Activant Solutions, Inc.
	8,113	Term Loan, 2.29%, Maturing May 1, 2013	$7,758,513
		Acxiom Corp.
	8,816	Term Loan, 3.25%, Maturing March 15, 2015	8,793,939
		Affiliated Computer Services
	5,856	Term Loan, 2.23%, Maturing March 20, 2013	5,840,997
	10,011	Term Loan, 2.23%, Maturing March 20, 2013	9,985,259
		Affinion Group, Inc.
	5,000	Revolving Loan, 0.62%, Maturing October 17, 2011(3)	4,350,000
	16,134	Term Loan, 2.73%, Maturing October 17, 2012	15,710,032
		Education Management, LLC
	11,272	Term Loan, 2.06%, Maturing June 1, 2013	10,847,696
		Info USA, Inc.
	810	Term Loan, 2.01%, Maturing February 14, 2012	786,541
	1,785	Term Loan, 2.01%, Maturing February 14, 2012	1,732,553
		Intergraph Corp.
	3,350	Term Loan, 2.26%, Maturing May 29, 2014	3,288,814
		iPayment, Inc.
	11,663	Term Loan, 2.24%, Maturing May 10, 2013	11,021,375
		Kronos, Inc.
	10,282	Term Loan, 2.25%, Maturing June 11, 2014	9,789,068
		Language Line, Inc.
	12,325	Term Loan, 5.50%, Maturing October 30, 2015	12,386,625

3

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mitchell International, Inc.
	1,985	Term Loan, 2.31%, Maturing March 28, 2014	$1,836,669
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	1,245,000
		N.E.W. Holdings I, LLC
	8,875	Term Loan, 2.73%, Maturing May 22, 2014	8,506,330
		Protection One, Inc.
	1,465	Term Loan, 2.48%, Maturing March 31, 2012	1,406,677
	8,304	Term Loan, 4.48%, Maturing March 31, 2014	7,989,502
		Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,702,000
	13,369	Term Loan, 2.25%, Maturing March 31, 2013	12,974,432
		Sabre, Inc.
	35,770	Term Loan, Maturing September 30, 2014(4)	32,063,596
		Safenet, Inc.
	3,900	Term Loan, 2.73%, Maturing April 12, 2014	3,744,000
		Serena Software, Inc.
	7,061	Term Loan, 2.26%, Maturing March 10, 2013	6,548,740
		Sitel (Client Logic)
EUR	941	Term Loan, 5.93%, Maturing January 29, 2014	1,082,934
	11,738	Term Loan, Maturing January 29, 2014(4)	10,857,610
		Solera Holdings, LLC
	3,746	Term Loan, 2.06%, Maturing May 15, 2014	3,668,266
EUR	2,961	Term Loan, 2.44%, Maturing May 15, 2014	3,951,677
		SunGard Data Systems, Inc.
	7,401	Term Loan, 1.98%, Maturing February 11, 2013	7,173,350
	3,432	Term Loan, 6.75%, Maturing February 28, 2014	3,471,025
	42,427	Term Loan, 3.90%, Maturing February 28, 2016	41,825,999
		Ticketmaster
	7,771	Term Loan, 7.00%, Maturing July 22, 2014	7,732,571
		Transaction Network Services, Inc.
	2,385	Term Loan, 2.00%, Maturing March 28, 2014	2,405,481
		Travelport, LLC
	10,725	Term Loan, 2.74%, Maturing August 23, 2013	10,309,406
	17,549	Term Loan, 2.74%, Maturing August 23, 2013	16,825,131
	5,441	Term Loan, 2.75%, Maturing August 23, 2013	5,216,109
EUR	2,106	Term Loan, 2.89%, Maturing August 23, 2013	2,819,959
	2,487	Term Loan, 10.50%, Maturing August 23, 2013	2,499,937
		Valassis Communications, Inc.
	733	Term Loan, 2.01%, Maturing March 2, 2014	715,110
	4,347	Term Loan, 2.01%, Maturing March 2, 2014	4,238,356
		VWR International, Inc.
	16,592	Term Loan, 2.73%, Maturing June 28, 2013	15,492,430
		West Corp.
	12,135	Term Loan, 2.61%, Maturing October 24, 2013	11,705,813
	17,626	Term Loan, 4.11%, Maturing July 15, 2016	17,485,429

			$357,784,951

Cable and Satellite Television — 6.9%
		Atlantic Broadband Finance, LLC
	9,379	Term Loan, 6.75%, Maturing June 8, 2013	$9,398,079
	349	Term Loan, 2.51%, Maturing September 1, 2013	343,127
		Bresnan Broadband Holdings, LLC
	1,489	Term Loan, 2.25%, Maturing March 29, 2014	1,452,771
	15,435	Term Loan, 2.27%, Maturing March 29, 2014	15,061,850
		Cequel Communications, LLC
	33,547	Term Loan, 2.25%, Maturing November 5, 2013	32,028,225
		Charter Communications Operating, Inc.
	48,097	Term Loan, 2.26%, Maturing April 28, 2013	44,867,444

4

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CSC Holdings, Inc.
	14,729	Term Loan, 2.00%, Maturing March 29, 2013	$14,389,234
	1,477	Term Loan, 2.00%, Maturing March 29, 2016	1,460,614
		CW Media Holdings, Inc.
	4,949	Term Loan, 3.50%, Maturing February 15, 2015	4,635,394
		DirectTV Holdings, LLC
	1,970	Term Loan, 5.25%, Maturing April 13, 2013	1,981,081
		Foxco Acquisition Sub., LLC
	5,520	Term Loan, 7.50%, Maturing July 2, 2015	5,264,731
		Insight Midwest Holdings, LLC
	26,316	Term Loan, 2.25%, Maturing April 6, 2014	25,452,761
		MCC Iowa, LLC
	212	Term Loan, 1.71%, Maturing March 31, 2010	210,940
	7,636	Term Loan, 1.96%, Maturing January 31, 2015	7,235,191
	7,760	Term Loan, 1.96%, Maturing January 31, 2015	7,352,600
		Mediacom Illinois, LLC
	1,560	Term Loan, 1.46%, Maturing September 30, 2012	1,493,700
	14,139	Term Loan, 1.96%, Maturing January 31, 2015	13,388,038
	2,993	Term Loan, 5.50%, Maturing March 31, 2017	3,008,211
		NTL Investment Holdings, Ltd.
GBP	3,500	Term Loan - Second Lien, 3.58%, Maturing March 30, 2013	5,296,834
		ProSiebenSat.1 Media AG
EUR	2,083	Term Loan, Maturing June 26, 2014(4)	2,514,950
EUR	1,917	Term Loan, Maturing July 2, 2014(4)	2,313,533
EUR	2,020	Term Loan, 3.34%, Maturing March 2, 2015	2,070,238
EUR	739	Term Loan, 2.59%, Maturing June 26, 2015	911,519
EUR	16,816	Term Loan, 2.59%, Maturing June 26, 2015	20,730,580
EUR	2,020	Term Loan, 3.59%, Maturing March 2, 2016	2,070,238
		UPC Broadband Holding B.V.
	7,083	Term Loan, 2.18%, Maturing December 31, 2014	6,815,476
	7,842	Term Loan, Maturing December 31, 2016(4)	7,726,779
EUR	21,765	Term Loan, Maturing December 31, 2016(4)	28,543,998
EUR	10,790	Term Loan, 4.99%, Maturing December 31, 2017	14,200,015
		Virgin Media Investment Holding
GBP	2,000	Term Loan, Maturing March 2, 2012(4)	3,186,014
	6,345	Term Loan, 3.75%, Maturing March 30, 2012	6,344,561
GBP	2,224	Term Loan, 4.40%, Maturing March 30, 2012	3,518,771
GBP	3,638	Term Loan, 4.40%, Maturing March 30, 2012	5,755,296
GBP	1,130	Term Loan, 4.43%, Maturing March 30, 2012	1,787,949
		YPSO Holding SA
EUR	3,159	Term Loan, 4.43%, Maturing July 28, 2014	3,814,191
EUR	5,155	Term Loan, 4.43%, Maturing July 28, 2014(2)	6,223,155
EUR	8,186	Term Loan, 4.43%, Maturing July 28, 2014(2)	9,883,441

			$322,731,529

Chemicals and Plastics — 4.8%
		Arizona Chemical, Inc.
EUR	2,567	Term Loan, 2.82%, Maturing February 28, 2013	$3,416,322
		Ashland, Inc.
	3,256	Term Loan, 6.00%, Maturing May 20, 2014	3,267,738
	1,276	Term Loan, 7.65%, Maturing November 20, 2014	1,294,179
		Brenntag Holding GmbH and Co. KG
	8,789	Term Loan, 1.99%, Maturing December 23, 2013	8,613,172
	3,477	Term Loan, 2.01%, Maturing December 23, 2013	3,407,367
EUR	3,434	Term Loan, 2.59%, Maturing December 23, 2013	4,697,189
	2,088	Term Loan, 2.00%, Maturing January 20, 2014	2,046,665
EUR	230	Term Loan - Second Lien, 5.02%, Maturing June 23, 2015	311,761
EUR	770	Term Loan - Second Lien, 5.02%, Maturing June 23, 2015	1,044,037
		British Vita UK, Ltd.
EUR	1,210	Term Loan, 5.78%, Maturing June 30, 2014(2)	1,299,726

5

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Celanese Holdings, LLC
	10,176	Term Loan, 1.98%, Maturing April 2, 2014	$9,832,373
	13,398	Term Loan, 2.00%, Maturing April 2, 2014	12,935,334
		Cognis GmbH
EUR	1,249	Term Loan, 2.71%, Maturing September 15, 2013	1,684,622
EUR	4,276	Term Loan, 2.71%, Maturing September 15, 2013	5,769,912
		Columbian Chemicals Acquisition
	8,627	Term Loan, 6.31%, Maturing March 16, 2013	8,066,423
		Ferro Corp.
	9,829	Term Loan, 6.25%, Maturing June 6, 2012	9,656,509
		Hexion Specialty Chemicals, Inc.
EUR	1,102	Term Loan, 2.95%, Maturing May 5, 2012	1,386,832
	9,600	Term Loan, 2.25%, Maturing May 5, 2013	8,064,000
	3,285	Term Loan, 2.56%, Maturing May 5, 2013	3,128,047
	15,123	Term Loan, 2.56%, Maturing May 5, 2013	14,401,959
	2,475	Term Loan, 2.75%, Maturing May 5, 2013	2,376,041
	975	Term Loan, 2.56%, Maturing June 15, 2014	909,188
		Huntsman International, LLC
	7,500	Revolving Loan, 0.92%, Maturing August 16, 2010(3)	6,890,625
	18,328	Term Loan, 2.00%, Maturing August 16, 2012	17,565,745
		INEOS Group
EUR	2,881	Term Loan, 5.52%, Maturing December 14, 2011	3,740,081
EUR	149	Term Loan, 7.52%, Maturing December 14, 2011	193,024
EUR	149	Term Loan, 10.25%, Maturing December 14, 2011	193,023
EUR	2,882	Term Loan, 10.25%, Maturing December 14, 2011	3,741,398
	3,405	Term Loan, 9.00%, Maturing December 14, 2012	3,242,852
	10,865	Term Loan, Maturing December 14, 2013(4)	10,134,587
	10,865	Term Loan, Maturing December 14, 2014(4)	10,134,587
		ISP Chemco, Inc.
	8,494	Term Loan, 2.00%, Maturing June 4, 2014	8,103,969
		Kranton Polymers, LLC
	10,985	Term Loan, 2.25%, Maturing May 12, 2013	10,545,341
		MacDermid, Inc.
	3,071	Term Loan, 2.23%, Maturing April 12, 2014	2,725,755
		Millenium Inorganic Chemicals
	6,628	Term Loan, 2.50%, Maturing April 30, 2014	6,263,256
		Momentive Performance Material
	4,850	Term Loan, 2.56%, Maturing December 4, 2013	4,509,491
		Nalco Co.
	2,000	Term Loan, 1.98%, Maturing May 6, 2016	1,982,500
	3,035	Term Loan, 6.50%, Maturing May 6, 2016	3,084,823
		Rockwood Specialties Group, Inc.
EUR	653	Term Loan, 5.00%, Maturing July 30, 2011	891,719
	19,474	Term Loan, 6.00%, Maturing May 15, 2014	19,668,770

			$221,220,942

Clothing/Textiles — 0.2%
		Hanesbrands, Inc.
	6,675	Term Loan, 5.25%, Maturing December 10, 2015	$6,772,342
		St. John Knits International, Inc.
	3,861	Term Loan, 9.25%, Maturing March 23, 2012	3,571,624

			$10,343,966

Conglomerates — 2.5%
		Amsted Industries, Inc.
	9,994	Term Loan, 2.25%, Maturing October 15, 2010	$9,582,040
	6,735	Term Loan, 2.26%, Maturing April 5, 2013	6,457,430
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,595	Term Loan, 4.24%, Maturing July 13, 2015	3,168,366
GBP	659	Term Loan, 4.55%, Maturing July 13, 2015	935,855

6

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	3,595	Term Loan, 4.74%, Maturing July 13, 2015	$3,168,367
GBP	659	Term Loan, 5.05%, Maturing July 13, 2015	935,855
		Gentek Holding, LLC
	2,125	Term Loan, 7.00%, Maturing October 29, 2014	2,150,500
		Jarden Corp.
	2,273	Term Loan, 2.00%, Maturing January 24, 2012	2,249,222
	5,527	Term Loan, 2.00%, Maturing January 24, 2012	5,493,633
	1,007	Term Loan, 2.75%, Maturing January 24, 2012	1,002,794
		Johnson Diversey, Inc.
	5,125	Term Loan, 5.50%, Maturing November 24, 2015	5,201,875
		Manitowoc Company, Inc. (The)
	13,775	Term Loan, 7.50%, Maturing August 21, 2014	13,743,517
		Polymer Group, Inc.
	1,676	Term Loan, 2.49%, Maturing November 22, 2012	1,638,295
	14,060	Term Loan, 7.00%, Maturing November 22, 2014	14,218,253
		RBS Global, Inc.
	5,536	Term Loan, 2.50%, Maturing July 19, 2013	5,153,359
	19,195	Term Loan, 2.79%, Maturing July 19, 2013	18,162,826
		RGIS Holdings, LLC
	14,578	Term Loan, 2.74%, Maturing April 30, 2014	13,557,213
	729	Term Loan, 2.75%, Maturing April 30, 2014	677,861
		US Investigations Services, Inc.
	2,932	Term Loan, 3.25%, Maturing February 21, 2015	2,692,257
		Vertrue, Inc.
	4,449	Term Loan, 3.26%, Maturing August 16, 2014	3,559,140

			$113,748,658

Containers and Glass Products — 2.9%
		Berry Plastics Corp.
	20,340	Term Loan, 2.25%, Maturing April 3, 2015	$18,446,132
		Celanese AG
EUR	973	Term Loan, 2.45%, Maturing April 6, 2011	1,310,447
		Consolidated Container Co.
	5,806	Term Loan, 2.50%, Maturing March 28, 2014	5,350,811
		Crown Americas, Inc.
	1,392	Term Loan, 1.98%, Maturing November 15, 2012	1,380,400
	4,654	Term Loan, 1.98%, Maturing November 15, 2012	4,615,259
EUR	4,320	Term Loan, 2.19%, Maturing November 15, 2012	5,735,115
		Graham Packaging Holdings Co.
	4,789	Term Loan, 2.50%, Maturing October 7, 2011	4,760,704
	19,047	Term Loan, 6.75%, Maturing April 5, 2014	19,248,321
		Graphic Packaging International, Inc.
	24,543	Term Loan, 2.25%, Maturing May 16, 2014	23,891,374
	3,070	Term Loan, 3.00%, Maturing May 16, 2014	3,024,472
		JSG Acquisitions
EUR	1,069	Term Loan, 3.97%, Maturing December 31, 2014	1,474,767
EUR	1,060	Term Loan, 4.11%, Maturing December 31, 2014	1,462,526
		OI European Group B.V.
EUR	11,939	Term Loan, 1.95%, Maturing June 14, 2013	16,000,968
		Owens-Brockway Glass Container
	4,054	Term Loan, 1.73%, Maturing June 14, 2013	3,968,910
		Reynolds Group Holdings, Inc.
	6,000	Term Loan, 6.25%, Maturing November 5, 2015	6,089,250
		Smurfit-Stone Container Corp.
	7,929	Revolving Loan, 2.84%, Maturing July 28, 2010	7,929,373
	2,632	Revolving Loan, 3.06%, Maturing July 28, 2010	2,631,856
	1,033	Term Loan, 2.50%, Maturing November 1, 2011	1,026,793
	1,813	Term Loan, 2.50%, Maturing November 1, 2011	1,800,482

7

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	3,416	Term Loan, 2.50%, Maturing November 1, 2011	$3,396,111
	1,593	Term Loan, 4.50%, Maturing November 1, 2011	1,582,109

			$135,126,180

Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	3,373	Term Loan, 2.75%, Maturing July 31, 2013	$3,190,539
		Bausch & Lomb, Inc.
	905	Term Loan, 3.50%, Maturing April 30, 2015	877,216
	5,728	Term Loan, 3.50%, Maturing April 30, 2015	5,550,420
		Prestige Brands, Inc.
	4,795	Term Loan, 4.50%, Maturing April 7, 2011	4,746,764

			$14,364,939

Drugs — 0.6%
		Graceway Pharmaceuticals, LLC
	15,242	Term Loan, 2.98%, Maturing May 3, 2012	$12,701,969
		Pharmaceutical Holdings Corp.
	1,942	Term Loan, 3.51%, Maturing January 30, 2012	1,845,354
		Warner Chilcott Corp.
	4,562	Term Loan, 5.50%, Maturing October 30, 2014	4,580,968
	2,281	Term Loan, 5.75%, Maturing April 30, 2015	2,289,481
	5,018	Term Loan, 5.75%, Maturing April 30, 2015	5,036,858
	3,200	Term Loan, Maturing April 30, 2015(4)	3,212,880

			$29,667,510

Ecological Services and Equipment — 0.6%
		Big Dumpster Merger Sub, Inc.
	668	Term Loan, 2.49%, Maturing February 5, 2013	$523,552
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.68%, Maturing April 1, 2015	2,617,710
		Environmental Systems Products Holdings, Inc.
	405	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	371,009
		Kemble Water Structure, Ltd.
GBP	13,150	Term Loan - Second Lien, 4.74%, Maturing October 13, 2013	17,131,537
		Sensus Metering Systems, Inc.
	7,372	Term Loan, 6.99%, Maturing June 3, 2013	7,399,823
		Wastequip, Inc.
	281	Term Loan, 2.49%, Maturing February 5, 2013	220,443

			$28,264,074

Electronics/Electrical — 3.2%
		Aspect Software, Inc.
	6,575	Term Loan, Maturing July 11, 2011(4)	$6,312,392
		Fairchild Semiconductor Corp.
	9,142	Term Loan, 1.75%, Maturing June 26, 2013	8,725,027
		FCI International S.A.S.
	331	Term Loan, 3.62%, Maturing November 1, 2013	309,836
	552	Term Loan, 3.62%, Maturing November 1, 2013	516,792
	552	Term Loan, 3.62%, Maturing November 1, 2013	516,792
	573	Term Loan, 3.62%, Maturing November 1, 2013	536,802
	992	Term Loan, 4.41%, Maturing November 1, 2013	929,363
		Freescale Semiconductor, Inc.
	29,738	Term Loan, 1.98%, Maturing December 1, 2013	26,767,288
		Infor Enterprise Solutions Holdings
EUR	2,910	Term Loan, 3.39%, Maturing July 28, 2012	3,681,675
	7,154	Term Loan, 3.99%, Maturing July 28, 2012	6,707,261
	19,274	Term Loan, 3.99%, Maturing July 28, 2012	18,068,949
		Network Solutions, LLC
	8,682	Term Loan, 2.51%, Maturing March 7, 2014	7,867,923

8

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Open Solutions, Inc.
	10,106	Term Loan, 2.38%, Maturing January 23, 2014	$9,003,109
		Sensata Technologies Finance Co.
	18,435	Term Loan, 2.00%, Maturing April 27, 2013	16,793,248
		Spectrum Brands, Inc.
	1,343	Term Loan, Maturing March 30, 2013(4)	1,342,818
	26,030	Term Loan, Maturing March 30, 2013(4)	26,030,486
		SS&C Technologies, Inc.
	3,020	Term Loan, 2.25%, Maturing November 23, 2012	2,898,887
		Vertafore, Inc.
	1,961	Term Loan, 7.50%, Maturing July 31, 2014	1,951,058
	12,185	Term Loan, Maturing July 31, 2014(4)	11,727,751

			$150,687,457

Equipment Leasing — 0.0%
		Hertz Corp.
	835	Term Loan, 2.00%, Maturing December 21, 2012	$815,075
	8	Term Loan, 2.01%, Maturing December 21, 2012	7,711

			$822,786

Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
	3,585	Term Loan, 5.50%, Maturing December 16, 2012	$3,552,321
		Central Garden & Pet Co.
	9,816	Term Loan, 1.74%, Maturing February 28, 2014	9,325,075

			$12,877,396

Financial Intermediaries — 1.7%
		Asset Acceptence Capital Corp.
	1,436	Term Loan, 3.52%, Maturing June 5, 2013	$1,392,747
		Citco III, Ltd.
	9,877	Term Loan, 4.43%, Maturing June 30, 2014	9,580,529
		E.A. Viner International Co.
	390	Term Loan, 4.76%, Maturing July 31, 2013	372,488
		First Data Corp.
	3,990	Term Loan, 3.00%, Maturing September 24, 2014	3,459,209
	3,496	Term Loan, Maturing September 24, 2014(4)	3,021,764
	4,995	Term Loan, Maturing September 24, 2014(4)	4,330,647
		Grosvenor Capital Management
	5,679	Term Loan, 2.25%, Maturing December 5, 2013	5,167,981
		Jupiter Asset Management Group
GBP	3,644	Term Loan, 2.74%, Maturing June 30, 2015	5,500,360
		Lender Processing Services, Inc.
	5,027	Term Loan, 2.73%, Maturing July 2, 2014	5,031,593
		LPL Holdings, Inc.
	26,537	Term Loan, 2.00%, Maturing December 18, 2014	25,398,535
		Nuveen Investments, Inc.
	8,977	Term Loan, 3.29%, Maturing November 2, 2014	7,946,510
		Oxford Acquisition III, Ltd.
	7,203	Term Loan, Maturing May 24, 2014(4)	6,795,090
		RJO Holdings Corp. (RJ O’Brien)
	4,023	Term Loan, 5.24%, Maturing July 31, 2014(2)	2,675,532

			$80,672,985

Food Products — 2.9%
		Acosta, Inc.
	16,869	Term Loan, 2.49%, Maturing July 28, 2013	$16,109,831
		Advantage Sales & Marketing, Inc.
	16,440	Term Loan, 2.26%, Maturing March 29, 2013	15,714,339

9

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		American Seafoods Group, LLC
	1,930	Term Loan, 4.00%, Maturing September 30, 2012	$1,878,406
		BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.52%, Maturing December 31, 2013	5,456,883
GBP	2,500	Term Loan - Second Lien, 5.25%, Maturing June 30, 2015	3,731,501
		Dean Foods Co.
	26,463	Term Loan, 1.64%, Maturing April 2, 2014	25,746,102
		Dole Food Company, Inc.
	2,513	Term Loan, 7.89%, Maturing April 12, 2013	2,542,443
	2,318	Term Loan, 8.00%, Maturing April 12, 2013	2,344,448
	7,392	Term Loan, 8.00%, Maturing April 12, 2013	7,476,824
		Mafco Worldwide Corp.
	683	Term Loan, 2.24%, Maturing December 8, 2011	659,440
		Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.79%, Maturing April 2, 2013(3)	3,720,000
	30,880	Term Loan, 2.98%, Maturing April 2, 2014	29,321,672
	6,325	Term Loan, 7.50%, Maturing April 2, 2014	6,388,250
		Reddy Ice Group, Inc.
	14,335	Term Loan, Maturing August 9, 2012(4)	13,486,841

			$134,576,980

Food Service — 2.5%
		AFC Enterprises, Inc.
	1,493	Term Loan, 7.00%, Maturing May 11, 2011	$1,503,953
		Aramark Corp.
	970	Term Loan, 2.13%, Maturing January 26, 2014	917,863
	46,920	Term Loan, 2.13%, Maturing January 26, 2014	45,043,282
	3,167	Term Loan, 2.14%, Maturing January 26, 2014	3,040,754
		Buffets, Inc.
	4,244	Term Loan, 18.00%, Maturing April 30, 2012	4,329,100
	1,078	Term Loan, 7.50%, Maturing November 1, 2013(2)	959,843
	4,812	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(2)	4,283,056
		CBRL Group, Inc.
	3,836	Term Loan, 1.79%, Maturing April 27, 2013	3,709,683
	369	Term Loan, 1.79%, Maturing April 27, 2013	356,663
	2,318	Term Loan, 2.79%, Maturing April 27, 2016	2,255,428
	223	Term Loan, 2.79%, Maturing April 27, 2016	216,848
		JRD Holdings, Inc.
	2,775	Term Loan, 2.50%, Maturing June 26, 2014	2,691,726
		Maine Beverage Co., LLC
	1,778	Term Loan, 2.00%, Maturing June 30, 2010	1,679,906
		OSI Restaurant Partners, LLC
	1,539	Term Loan, Maturing May 9, 2013(4)	1,389,358
	17,616	Term Loan, Maturing May 9, 2014(4)	15,904,078
		QCE Finance, LLC
	8,871	Term Loan, 2.56%, Maturing May 5, 2013	7,639,834
		Sagittarius Restaurants, LLC
	4,276	Term Loan, 9.75%, Maturing March 29, 2013	4,169,160
		Selecta
CHF	18,405	Term Loan, 3.22%, Maturing June 28, 2015	13,794,528
		SSP Financing, Ltd.
	2,834	Term Loan, 1.00%, Maturing December 17, 2016	921,125
	5,115	Term Loan, 1.29%, Maturing December 17, 2016	3,452,913

			$118,259,101

Food/Drug Retailers — 2.3%
		General Nutrition Centers, Inc.
	21,524	Term Loan, 2.51%, Maturing September 16, 2013	20,743,624

10

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Pantry, Inc. (The)
	62	Term Loan, 1.74%, Maturing May 15, 2014	$58,560
	6,689	Term Loan, 1.74%, Maturing May 15, 2014	6,363,210
		Rite Aid Corp.
	35,532	Term Loan, Maturing June 1, 2014(4)	31,919,699
	13,917	Term Loan, 6.00%, Maturing June 4, 2014	13,217,826
	11,500	Term Loan, 9.50%, Maturing June 4, 2014	12,060,625
		Roundy’s Supermarkets, Inc.
	24,355	Term Loan, 6.25%, Maturing November 3, 2013	24,293,952

			$108,657,496

Forest Products — 1.3%
		Appleton Papers, Inc.
	10,951	Term Loan, 6.70%, Maturing June 5, 2014	$10,868,996
		Georgia-Pacific Corp.
	3,484	Term Loan, 2.23%, Maturing December 20, 2012	3,421,726
	35,733	Term Loan, 2.26%, Maturing December 20, 2012	35,094,716
	8,346	Term Loan, 3.50%, Maturing December 23, 2014	8,353,736

			$57,739,174

Health Care — 9.3%
		1-800 Contacts, Inc.
	3,980	Term Loan, 7.70%, Maturing March 4, 2015	$3,860,503
		Alliance Healthcare Services
	7,400	Term Loan, 5.50%, Maturing June 1, 2016	7,376,105
		American Medical Systems
	3,239	Term Loan, 2.50%, Maturing July 20, 2012	3,149,565
		AMR HoldCo, Inc.
	5,339	Term Loan, 2.23%, Maturing February 10, 2012	5,179,244
		Biomet, Inc.
	18,004	Term Loan, 3.25%, Maturing December 26, 2014	17,593,414
EUR	2,907	Term Loan, 3.55%, Maturing December 26, 2014	3,998,802
		Cardinal Health 409, Inc.
	15,520	Term Loan, 2.48%, Maturing April 10, 2014	14,200,851
		Carestream Health, Inc.
	15,282	Term Loan, 2.23%, Maturing April 30, 2013	14,522,770
		Carl Zeiss Vision Holding GmbH
EUR	8,371	Term Loan, 2.93%, Maturing March 23, 2015	8,965,988
		Community Health Systems, Inc.
	2,135	Term Loan, 2.51%, Maturing July 25, 2014	2,021,077
	60,727	Term Loan, 2.51%, Maturing July 25, 2014	57,477,756
		Concentra, Inc.
	6,842	Term Loan, 2.51%, Maturing June 25, 2014	6,448,930
		Convatec Cidron Healthcare
EUR	2,000	Term Loan, Maturing July 30, 2016(4)	2,748,302
		CRC Health Corp.
	1,872	Term Loan, 2.50%, Maturing February 6, 2013	1,757,376
	3,773	Term Loan, 2.50%, Maturing February 6, 2013	3,542,138
		Dako EQT Project Delphi
	1,568	Term Loan, 2.38%, Maturing June 12, 2016	1,403,630
EUR	3,099	Term Loan, 2.83%, Maturing June 12, 2016	3,877,243
		DaVita, Inc.
	13,754	Term Loan, 1.74%, Maturing October 5, 2012	13,473,795
		DJO Finance, LLC
	4,479	Term Loan, 3.23%, Maturing May 15, 2014	4,356,282
		Fenwal, Inc.
	509	Term Loan, 2.51%, Maturing February 28, 2014	444,495
	2,968	Term Loan, 2.51%, Maturing February 28, 2014	2,593,628
		Fresenius Medical Care Holdings
	6,613	Term Loan, 1.63%, Maturing March 31, 2013	6,473,736

11

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Hanger Orthopedic Group, Inc.
	3,293	Term Loan, 2.24%, Maturing May 30, 2013	$3,221,325
		HCA, Inc.
	56,481	Term Loan, 2.50%, Maturing November 18, 2013	53,797,837
		Health Management Association, Inc.
	26,214	Term Loan, Maturing February 28, 2014(4)	24,950,782
		HealthSouth Corp.
	3,593	Term Loan, 2.51%, Maturing March 10, 2013	3,512,559
	5,000	Term Loan, 2.65%, Maturing March 10, 2013	4,650,000
	2,958	Term Loan, 4.01%, Maturing March 15, 2014	2,935,966
		Iasis Healthcare, LLC
	30	Term Loan, 2.23%, Maturing March 14, 2014	28,509
	110	Term Loan, 2.23%, Maturing March 14, 2014	105,304
	318	Term Loan, 2.23%, Maturing March 14, 2014	304,279
		Ikaria Acquisition, Inc.
	4,401	Term Loan, 2.49%, Maturing March 28, 2013	4,147,034
		IM U.S. Holdings, LLC
	6,503	Term Loan, 2.24%, Maturing June 26, 2014	6,226,627
		inVentiv Health, Inc.
	7,883	Term Loan, 2.01%, Maturing July 6, 2014	7,501,872
		LifePoint Hospitals, Inc.
	11,291	Term Loan, 1.89%, Maturing April 15, 2012	11,097,201
		MultiPlan Merger Corp.
	4,705	Term Loan, 2.73%, Maturing April 12, 2013	4,503,043
	3,215	Term Loan, 2.75%, Maturing April 12, 2013	3,076,523
		Mylan, Inc.
	12,866	Term Loan, 3.55%, Maturing October 2, 2014	12,739,069
		National Mentor Holdings, Inc.
	537	Term Loan, 2.15%, Maturing June 29, 2013	486,079
	8,754	Term Loan, 2.26%, Maturing June 29, 2013	7,922,058
		Nyco Holdings
EUR	6,019	Term Loan, 2.85%, Maturing December 29, 2014	8,041,795
	8,061	Term Loan, Maturing December 29, 2014(4)	7,652,633
EUR	6,019	Term Loan, 3.60%, Maturing December 29, 2015	8,041,795
	8,061	Term Loan, Maturing December 29, 2015(4)	7,652,633
		Psychiatric Solutions, Inc.
	952	Term Loan, 2.09%, Maturing May 31, 2014	920,505
		RadNet Management, Inc.
	7,445	Term Loan, 4.51%, Maturing November 15, 2012	7,184,176
		ReAble Therapeutics Finance, LLC
	8,854	Term Loan, 2.26%, Maturing November 16, 2013	8,665,369
		RehabCare Group, Inc.
	5,200	Term Loan, 6.00%, Maturing November 20, 2015	5,223,400
		Select Medical Holdings Corp.
	950	Revolving Loan, 0.70%, Maturing February 24, 2010(3)	855,000
	1,046	Term Loan, 4.02%, Maturing August 5, 2014	1,033,961
	8,735	Term Loan, Maturing August 5, 2014(4)	8,626,251
		Sunrise Medical Holdings, Inc.
	3,534	Term Loan, 8.25%, Maturing May 13, 2010	2,933,317
		TZ Merger Sub., Inc. (TriZetto)
	4,962	Term Loan, 7.50%, Maturing July 24, 2015	4,995,395
		Vanguard Health Holding Co., LLC
	11,554	Term Loan, 2.49%, Maturing September 23, 2011	11,564,629
	9,800	Term Loan, Maturing January 29, 2016(4)	9,847,775
		Viant Holdings, Inc.
	1,783	Term Loan, 2.51%, Maturing June 25, 2014	1,756,518

			$431,666,849

12

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Home Furnishings — 0.6%
		Dometic Corp.
	914	Term Loan, 1.51%, Maturing December 31, 2014	$763,431
	2,057	Term Loan, 1.51%, Maturing December 31, 2014	1,311,433
	1,029	Term Loan, 3.76%, Maturing December 31, 2014(2)	370,287
		Hunter Fan Co.
	3,612	Term Loan, 2.74%, Maturing April 16, 2014	2,901,808
		Interline Brands, Inc.
	1,149	Term Loan, 1.98%, Maturing June 23, 2013	1,062,864
	5,583	Term Loan, 2.00%, Maturing June 23, 2013	5,164,318
		National Bedding Co., LLC
	12,526	Term Loan, 2.30%, Maturing August 31, 2011	12,087,171
	1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,338,750
		Oreck Corp.
	4,164	Term Loan, 0.00%, Maturing February 2, 2012(5)(7)	1,495,021
		Simmons Co.
	2,726	Term Loan, 7.35%, Maturing February 15, 2012(2)	17,036

			$26,512,119

Industrial Equipment — 2.3%
		Baxi Group, Ltd.
EUR	3,254	Revolving Loan, 0.00%, Maturing December 27, 2010(3)	$4,116,388
GBP	881	Term Loan, 3.10%, Maturing December 27, 2010	1,360,049
EUR	500	Term Loan, 3.50%, Maturing June 13, 2011	667,686
EUR	500	Term Loan, 4.50%, Maturing June 13, 2012	667,686
		Brand Energy and Infrastructure Services, Inc.
	9,934	Term Loan, 2.56%, Maturing February 7, 2014	9,350,811
		CEVA Group PLC U.S.
	329	Term Loan, 3.23%, Maturing January 4, 2014	289,003
	40	Term Loan, 3.25%, Maturing January 4, 2014	35,667
EUR	638	Term Loan, 3.43%, Maturing January 4, 2014	793,892
EUR	1,083	Term Loan, 3.43%, Maturing January 4, 2014	1,348,119
EUR	1,331	Term Loan, 3.43%, Maturing January 4, 2014	1,656,846
EUR	1,136	Term Loan, 3.71%, Maturing January 4, 2014	1,413,354
		EPD Holdings (Goodyear Engineering Products)
	2,355	Term Loan, 2.74%, Maturing July 13, 2014	2,021,284
	12,897	Term Loan, 2.74%, Maturing July 13, 2014	11,071,085
	2,000	Term Loan - Second Lien, 5.98%, Maturing July 13, 2015	1,510,000
		Flowserve Corp.
	3,552	Term Loan, 1.81%, Maturing August 10, 2012	3,512,371
		Generac Acquisition Corp.
	9,694	Term Loan, 2.75%, Maturing November 7, 2013	9,015,824
		Gleason Corp.
	1,518	Term Loan, 2.00%, Maturing June 30, 2013	1,487,695
	1,941	Term Loan, 2.00%, Maturing June 30, 2013	1,901,922
		Jason, Inc.
	1,736	Term Loan, 5.99%, Maturing April 30, 2010	1,136,900
		John Maneely Co.
	17,544	Term Loan, 3.50%, Maturing December 8, 2013	16,848,426
		KION Group GmbH
EUR	500	Term Loan, 2.69%, Maturing December 23, 2014(2)	544,943
	7,750	Term Loan, Maturing December 23, 2014(4)	5,990,750
EUR	500	Term Loan, 2.98%, Maturing December 23, 2015(2)	544,943
	7,750	Term Loan, Maturing December 23, 2015(4)	5,990,750
		Polypore, Inc.
	2,000	Revolving Loan, 0.56%, Maturing July 3, 2013(3)	1,800,000
	16,969	Term Loan, 2.49%, Maturing July 3, 2014	16,247,442
EUR	1,087	Term Loan, 2.64%, Maturing July 3, 2014	1,408,687

13

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TFS Acquisition Corp.
4,457	Term Loan, 14.00%, Maturing August 11, 2013(2)	$3,420,984

		$106,153,507

Insurance — 1.7%
	Alliant Holdings I, Inc.
8,944	Term Loan, Maturing August 21, 2014(4)	$8,467,134
	AmWINS Group, Inc.
4,119	Term Loan, 2.76%, Maturing June 8, 2013	3,825,882
	Applied Systems, Inc.
8,839	Term Loan, Maturing September 26, 2013(4)	8,441,721
	CCC Information Services Group, Inc.
7,265	Term Loan, 2.49%, Maturing February 10, 2013	7,037,557
	Conseco, Inc.
16,863	Term Loan, 7.50%, Maturing October 10, 2013	16,083,114
	Crump Group, Inc.
3,577	Term Loan, 3.24%, Maturing August 4, 2014	3,228,209
	Hub International Holdings, Inc.
1,631	Term Loan, 2.75%, Maturing June 13, 2014	1,529,428
11,620	Term Loan, 2.75%, Maturing June 13, 2014	10,893,895
3,516	Term Loan, 6.75%, Maturing June 30, 2014	3,497,140
	U.S.I. Holdings Corp.
1,995	Term Loan, 7.00%, Maturing May 4, 2014	1,953,853
15,891	Term Loan, Maturing May 4, 2014(4)	14,659,375

		$79,617,308

Leisure Goods/Activities/Movies — 4.8%
	24 Hour Fitness Worldwide, Inc.
1,914	Term Loan, 2.76%, Maturing June 8, 2012	$1,813,662
	AMC Entertainment, Inc.
17,308	Term Loan, 1.73%, Maturing January 26, 2013	16,934,612
	AMF Bowling Worldwide, Inc.
2,806	Term Loan, 2.73%, Maturing June 8, 2013	2,453,768
	Bombardier Recreational Products
17,400	Term Loan, 3.28%, Maturing June 28, 2013	13,191,375
	Carmike Cinemas, Inc.
444	Term Loan, Maturing May 19, 2012(4)	444,824
556	Term Loan, Maturing May 19, 2012(4)	557,364
16,000	Term Loan, Maturing January 27, 2016(4)	16,016,672
	Cedar Fair, L.P.
2,206	Term Loan, 2.24%, Maturing August 31, 2011	2,199,743
2,468	Term Loan, 2.23%, Maturing August 30, 2012	2,461,568
7,427	Term Loan, 4.23%, Maturing February 17, 2014	7,419,671
3,763	Term Loan, 4.25%, Maturing February 17, 2014	3,734,691
	Cinemark, Inc.
24,035	Term Loan, 2.01%, Maturing October 5, 2013	23,664,742
	Dave & Buster’s, Inc.
815	Term Loan, 2.50%, Maturing March 8, 2013	806,282
2,050	Term Loan, 2.50%, Maturing March 8, 2013	2,026,495
	Deluxe Entertainment Services
271	Term Loan, 6.22%, Maturing January 28, 2011	256,279
464	Term Loan, 6.25%, Maturing January 28, 2011	438,032
4,420	Term Loan, 6.25%, Maturing January 28, 2011	4,173,652
	DW Funding, LLC
2,709	Term Loan, 2.14%, Maturing April 30, 2011	2,370,420
	Fender Musical Instruments Corp.
1,294	Term Loan, 2.51%, Maturing June 9, 2014	1,122,213
4,511	Term Loan, 2.51%, Maturing June 9, 2014	3,913,264
	Mega Blocks, Inc.
1,862	Term Loan, 9.75%, Maturing July 26, 2012	1,245,838

14

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Metro-Goldwyn-Mayer Holdings, Inc.
	22,879	Term Loan, 0.00%, Maturing April 8, 2012(5)	$13,806,336
		National CineMedia, LLC
	14,250	Term Loan, 2.01%, Maturing February 13, 2015	13,780,933
		Odeon
GBP	624	Term Loan, 2.62%, Maturing April 2, 2015	946,903
GBP	624	Term Loan, 3.49%, Maturing April 2, 2016	946,903
		Red Football, Ltd.
GBP	1,576	Term Loan, 3.02%, Maturing August 16, 2014	2,511,786
GBP	1,576	Term Loan, 3.27%, Maturing August 16, 2015	2,511,786
		Regal Cinemas Corp.
	18,332	Term Loan, 4.00%, Maturing November 10, 2010	18,384,388
		Revolution Studios Distribution Co., LLC
	5,554	Term Loan, 3.99%, Maturing December 21, 2014	5,053,992
		Six Flags Theme Parks, Inc.
	12,327	Term Loan, 2.49%, Maturing April 30, 2015	12,179,401
		Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	7,877,086
		SW Acquisition Co., Inc.
	11,325	Term Loan, 5.75%, Maturing May 31, 2016	11,455,951
		Universal City Development Partners, Ltd.
	15,900	Term Loan, 6.50%, Maturing November 6, 2014	16,098,750
		Zuffa, LLC
	9,118	Term Loan, 2.31%, Maturing June 20, 2016	8,632,142

			$221,431,524

Lodging and Casinos — 2.8%
		Choctaw Resort Development Enterprise
	2,296	Term Loan, 7.25%, Maturing November 4, 2011	$2,279,227
		Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.35%, Maturing November 20, 2014	2,157,977
GBP	1,500	Term Loan, 4.85%, Maturing November 20, 2014	2,157,977
		Gala Electric Casinos, Ltd.
GBP	5,000	Term Loan, Maturing December 12, 2013(4)	7,490,089
GBP	5,000	Term Loan, Maturing December 12, 2014(4)	7,490,409
		Green Valley Ranch Gaming, LLC
	8,868	Term Loan, Maturing February 16, 2014(4)	5,962,092
		Harrah’s Operating Co.
	4,051	Term Loan, 3.25%, Maturing January 28, 2015	3,360,705
	2,384	Term Loan, 3.25%, Maturing January 28, 2015	1,973,759
	8,000	Term Loan, 9.50%, Maturing October 31, 2016	8,171,112
		Herbst Gaming, Inc.
	2,319	Term Loan, 0.00%, Maturing December 2, 2011(5)	1,275,343
	6,245	Term Loan, 0.00%, Maturing December 2, 2011(5)	3,434,638
		Isle of Capri Casinos, Inc.
	1,347	Term Loan, Maturing November 30, 2013(4)	1,338,359
	4,775	Term Loan, Maturing November 30, 2013(4)	4,745,449
	7,982	Term Loan, Maturing November 30, 2013(4)	7,931,915
		LodgeNet Entertainment Corp.
	10,899	Term Loan, 2.26%, Maturing April 4, 2014	10,047,934
		New World Gaming Partners, Ltd.
	949	Term Loan, 2.75%, Maturing June 30, 2014	866,324
	9,600	Term Loan, 2.75%, Maturing June 30, 2014	8,759,857
		Penn National Gaming, Inc.
	17,077	Term Loan, 1.99%, Maturing October 3, 2012	16,792,766
		Scandic Hotels
EUR	1,725	Term Loan, 3.12%, Maturing April 25, 2015	1,853,112
EUR	1,725	Term Loan, 3.49%, Maturing April 25, 2016	1,853,112

15

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Venetian Casino Resort/Las Vegas Sands, Inc.
	8,872	Term Loan, 2.01%, Maturing May 14, 2014	$7,837,479
	22,750	Term Loan, 2.01%, Maturing May 23, 2014	20,098,214
		VML US Finance, LLC
	2,781	Term Loan, 4.76%, Maturing May 25, 2012	2,655,508
	1,669	Term Loan, 4.76%, Maturing May 25, 2013	1,593,305

			$132,126,662

Nonferrous Metals/Minerals — 0.7%
		Compass Minerals Group, Inc.
	1,270	Term Loan, 1.76%, Maturing December 22, 2012	$1,263,841
		Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	589,358
	744	Term Loan, 10.00%, Maturing June 29, 2013	580,359
GBP	480	Term Loan, 14.00%, Maturing June 29, 2013(2)	598,596
	742	Term Loan, 14.00%, Maturing June 29, 2013(2)	578,894
		Noranda Aluminum Acquisition
	6,772	Term Loan, 2.23%, Maturing May 18, 2014	5,891,242
		Novelis, Inc.
	2,242	Term Loan, 2.24%, Maturing June 28, 2014	2,133,456
	5,120	Term Loan, 2.25%, Maturing June 28, 2014	4,872,960
		Oxbow Carbon and Mineral Holdings
	16,935	Term Loan, 2.25%, Maturing May 8, 2014	16,468,942
		Tube City IMS Corp.
	143	Term Loan, 2.25%, Maturing January 25, 2014	133,422
	1,156	Term Loan, 2.50%, Maturing January 25, 2014	1,075,709

			$34,186,779

Oil and Gas — 1.9%
		Atlas Pipeline Partners, L.P.
	7,059	Term Loan, 6.75%, Maturing July 20, 2014	$7,041,315
		Citgo Petroleum Corp.
	5,738	Term Loan, 1.71%, Maturing November 15, 2012	5,678,146
		Dresser, Inc.
	15,095	Term Loan, Maturing May 4, 2014(4)	14,505,873
		Dynegy Holdings, Inc.
	1,638	Term Loan, 3.99%, Maturing April 2, 2013	1,602,130
	33,304	Term Loan, Maturing April 2, 2013(4)	32,584,389
		Enterprise GP Holdings, L.P.
	2,352	Term Loan, 2.49%, Maturing October 31, 2014	2,325,540
		Hercules Offshore, Inc.
	4,955	Term Loan, Maturing July 6, 2013(4)	4,741,479
		Precision Drilling Corp.
	3,574	Term Loan, 4.24%, Maturing December 23, 2013	3,520,091
	4,300	Term Loan, 8.25%, Maturing September 30, 2014	4,345,287
		SemGroup Corp.
	7,250	Term Loan, 1.25%, Maturing November 27, 2013	7,201,664
		Targa Resources, Inc.
	6,525	Term Loan, 6.00%, Maturing June 4, 2017	6,557,625

			$90,103,539

Publishing — 6.1%
		American Media Operations, Inc.
	16,536	Term Loan, 10.00%, Maturing January 31, 2013(2)	$15,639,114
		Aster Zweite Beteiligungs GmbH
	6,825	Term Loan, 2.89%, Maturing September 27, 2013	6,624,516
EUR	708	Term Loan, 3.27%, Maturing September 27, 2013	956,792
		Black Press US Partnership
	1,228	Term Loan, 2.26%, Maturing August 2, 2013	841,216
	2,023	Term Loan, 2.26%, Maturing August 2, 2013	1,385,532

16

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		GateHouse Media Operating, Inc.
	4,916	Term Loan, 2.24%, Maturing August 28, 2014	$2,451,877
	15,664	Term Loan, 2.24%, Maturing August 28, 2014	7,812,398
	9,350	Term Loan, 2.49%, Maturing August 28, 2014	4,663,312
		Getty Images, Inc.
	10,076	Term Loan, 6.25%, Maturing July 2, 2015	10,159,654
		Hanley-Wood, LLC
	7,331	Term Loan, 2.48%, Maturing March 8, 2014	3,317,391
		Lamar Media Corp.
	5,848	Term Loan, 5.50%, Maturing March 31, 2013	5,889,523
		Laureate Education, Inc.
	2,112	Term Loan, 3.50%, Maturing August 17, 2014	1,963,114
	14,105	Term Loan, 3.50%, Maturing August 17, 2014	13,113,412
	2,993	Term Loan, 7.00%, Maturing August 31, 2014	2,970,993
		Local Insight Regatta Holdings, Inc.
	1,683	Term Loan, 6.25%, Maturing April 23, 2015	1,426,401
		MediaNews Group, Inc.
	7,330	Term Loan, 6.73%, Maturing August 25, 2010	3,365,796
	3,343	Term Loan, 6.73%, Maturing August 2, 2013	1,471,101
		Mediannuaire Holding
EUR	4,100	Term Loan, 1.94%, Maturing October 24, 2013	5,116,182
EUR	1,871	Term Loan, 2.96%, Maturing October 10, 2014	1,963,270
EUR	1,871	Term Loan, 3.46%, Maturing October 10, 2015	1,962,727
		Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	8,450,011
		Nelson Education, Ltd.
	293	Term Loan, 2.75%, Maturing July 5, 2014	269,790
		Newspaper Holdings, Inc.
	18,303	Term Loan, 1.75%, Maturing July 24, 2014	10,066,630
		Nielsen Finance, LLC
	38,157	Term Loan, 2.23%, Maturing August 9, 2013	36,589,768
	6,882	Term Loan, 3.98%, Maturing May 1, 2016	6,729,825
		Philadelphia Newspapers, LLC
	2,037	Term Loan, 12.50%, Maturing March 30, 2010	2,071,340
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(5)	1,175,621
		Reader’s Digest Association, Inc. (The)
	7,596	DIP Loan, 13.50%, Maturing August 21, 2010	7,899,551
	8,161	Revolving Loan, 4.52%, Maturing March 3, 2014	4,869,333
	32,865	Term Loan, 4.23%, Maturing March 3, 2014	19,609,499
	2,927	Term Loan, 7.00%, Maturing March 3, 2014	1,746,264
		SGS International, Inc.
	964	Term Loan, 2.86%, Maturing December 30, 2011	935,341
	969	Term Loan, 2.89%, Maturing December 30, 2011	939,696
		Source Interlink Companies, Inc.
	1,801	Term Loan, 10.75%, Maturing June 18, 2012	1,800,681
	2,284	Term Loan, 10.75%, Maturing June 18, 2013	1,975,813
	1,242	Term Loan, 15.00%, Maturing June 18, 2013(2)	496,726
		Source Media, Inc.
	10,267	Term Loan, 5.26%, Maturing November 8, 2011	9,086,396
		Springer Science+Business Media S.A.
	178	Term Loan, 2.20%, Maturing May 5, 2010	176,563
EUR	5,000	Term Loan, Maturing June 30, 2015(4)	7,034,320
		Star Tribune Co. (The)
	841	Term Loan, 8.00%, Maturing September 28, 2014(7)	585,673
	1,262	Term Loan, 8.00%, Maturing September 28, 2014(7)	1,003,469
		TL Acquisitions, Inc.
	2,992	Term Loan, 2.75%, Maturing July 5, 2014	2,664,853
		Trader Media Corp.
GBP	12,137	Term Loan, 2.65%, Maturing March 23, 2015	17,605,933

17

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Tribune Co.
	1,667	DIP Revolving Loan, 1.50%, Maturing April 10, 2010(3)	$1,650,000
	4,791	Term Loan, 0.00%, Maturing April 10, 2010(5)	2,922,423
	8,553	Term Loan, 0.00%, Maturing May 17, 2014(5)	5,377,741
	18,925	Term Loan, 0.00%, Maturing May 17, 2014(5)	10,925,033
		Xsys, Inc.
	7,702	Term Loan, 2.89%, Maturing September 27, 2013	7,475,341
EUR	792	Term Loan, 3.27%, Maturing September 27, 2013	1,068,883
EUR	2,750	Term Loan, 3.27%, Maturing September 27, 2013	3,713,738
	7,867	Term Loan, 2.89%, Maturing September 27, 2014	7,635,484
EUR	2,690	Term Loan, 3.27%, Maturing September 27, 2014	3,632,351
EUR	1,000	Term Loan - Second Lien, 4.78%, Maturing September 27, 2015	1,336,238
		Yell Group, PLC
	3,402	Term Loan, 3.98%, Maturing July 31, 2014	2,668,647

			$285,283,296

Radio and Television — 4.6%
		Block Communications, Inc.
	6,821	Term Loan, 2.28%, Maturing December 22, 2011	$6,411,575
		Citadel Broadcasting Corp.
	9,841	Term Loan, 1.99%, Maturing June 12, 2014	7,988,416
		CMP Susquehanna Corp.
	3,815	Revolving Loan, 2.43%, Maturing May 5, 2011(3)	2,965,971
	9,994	Term Loan, 2.25%, Maturing May 5, 2013	8,211,930
		Cumulus Media, Inc.
	12,541	Term Loan, 4.23%, Maturing June 11, 2014	11,223,932
		Emmis Operating Co.
	6,870	Term Loan, 4.25%, Maturing November 2, 2013	5,770,677
		Gray Television, Inc.
	4,407	Term Loan, 3.75%, Maturing January 19, 2015	4,059,545
		HIT Entertainment, Inc.
	1,446	Term Loan, 2.53%, Maturing March 20, 2012	1,270,569
		Intelsat Corp.
	18,441	Term Loan, 2.73%, Maturing January 3, 2014	17,636,660
	18,441	Term Loan, 2.73%, Maturing January 3, 2014	17,636,660
	18,446	Term Loan, 2.73%, Maturing January 3, 2014	17,642,025
		Ion Media Networks, Inc.
	2,381	DIP Loan, 15.00%, Maturing May 29, 2010(7)	3,745,058
	14,925	Term Loan, 0.00%, Maturing January 15, 2012(5)	4,147,911
		Local TV Finance, LLC
	1,950	Term Loan, 2.26%, Maturing May 7, 2013	1,716,000
		NEP II, Inc.
	4,416	Term Loan, 2.53%, Maturing February 16, 2014	4,084,768
		Nexstar Broadcasting, Inc.
	9,757	Term Loan, 5.00%, Maturing October 1, 2012	9,550,121
	9,171	Term Loan, 5.00%, Maturing October 1, 2012	8,976,171
		Raycom TV Broadcasting, LLC
	8,333	Term Loan, 1.81%, Maturing June 25, 2014	7,291,701
		Spanish Broadcasting System, Inc.
	8,332	Term Loan, 2.01%, Maturing June 10, 2012	6,984,910
		Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.43%, Maturing January 19, 2015	7,632,157
EUR	6,300	Term Loan, 2.68%, Maturing January 19, 2016	7,632,158
		Univision Communications, Inc.
	52,733	Term Loan, 2.50%, Maturing September 29, 2014	46,062,469
		Young Broadcasting, Inc.
	973	Term Loan, 0.00%, Maturing November 3, 2012(5)	778,608
	8,285	Term Loan, 0.00%, Maturing November 3, 2012(5)	6,632,798

			$216,052,790

18

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Rail Industries — 0.2%
		Kansas City Southern Railway Co.
	7,815	Term Loan, 2.01%, Maturing April 26, 2013	$7,590,408
	1,950	Term Loan, 1.75%, Maturing April 28, 2013	1,881,750

			$9,472,158

Retailers (Except Food and Drug) — 2.5%
		Alliance Boots Holdings
GBP	9,000	Term Loan, Maturing July 5, 2015(4)	$13,219,247
		American Achievement Corp.
	2,040	Term Loan, 6.29%, Maturing March 25, 2011	1,937,802
		Amscan Holdings, Inc.
	4,352	Term Loan, 2.50%, Maturing May 25, 2013	4,079,941
		Cumberland Farms, Inc.
	2,840	Term Loan, 2.75%, Maturing September 29, 2013	2,598,207
		Harbor Freight Tools USA, Inc.
	5,818	Term Loan, 9.75%, Maturing July 15, 2010	5,840,110
		Josten’s Corp.
	5,046	Term Loan, 2.23%, Maturing October 4, 2011	5,004,370
		Mapco Express, Inc.
	3,471	Term Loan, 6.50%, Maturing April 28, 2011	3,315,104
		Neiman Marcus Group, Inc.
	6,951	Term Loan, 2.26%, Maturing April 5, 2013	6,354,248
		Orbitz Worldwide, Inc.
	9,536	Term Loan, 3.24%, Maturing July 25, 2014	9,115,973
		Oriental Trading Co., Inc.
	17,365	Term Loan, 9.75%, Maturing July 31, 2013	14,933,978
	2,000	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	550,000
		Pilot Travel Centers, LLC
	7,000	Term Loan, Maturing November 24, 2015(4)	7,077,497
		Rent-A-Center, Inc.
	279	Term Loan, 2.00%, Maturing November 15, 2012	273,662
	5,017	Term Loan, 3.26%, Maturing May 31, 2015	4,966,646
		Rover Acquisition Corp.
	2,927	Term Loan, 2.49%, Maturing October 26, 2013	2,871,331
		Savers, Inc.
	2,669	Term Loan, 2.99%, Maturing August 11, 2012	2,588,768
	2,999	Term Loan, 2.99%, Maturing August 11, 2012	2,908,635
		Vivarte
EUR	61	Term Loan, 2.45%, Maturing May 29, 2015	72,444
EUR	239	Term Loan, 2.45%, Maturing May 29, 2015	281,729
EUR	6,604	Term Loan, Maturing May 29, 2015(4)	7,790,534
EUR	61	Term Loan, 2.95%, Maturing May 29, 2016	72,444
EUR	239	Term Loan, 2.95%, Maturing May 29, 2016	281,728
EUR	6,604	Term Loan, Maturing May 29, 2016(4)	7,790,534
		Yankee Candle Company, Inc. (The)
	12,529	Term Loan, Maturing February 6, 2014(4)	12,160,529

			$116,085,461

Surface Transport — 0.4%
		Oshkosh Truck Corp.
	9,292	Term Loan, 6.26%, Maturing December 6, 2013	$9,346,631
		Swift Transportation Co., Inc.
	6,000	Term Loan, 2.05%, Maturing May 10, 2012	5,535,000
	5,056	Term Loan, 8.25%, Maturing May 10, 2014	4,864,704

			$19,746,335

19

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Telecommunications — 2.6%
		Alaska Communications Systems Holdings, Inc.
	2,613	Term Loan, 2.00%, Maturing February 1, 2012	$2,538,639
	13,612	Term Loan, 2.00%, Maturing February 1, 2012	13,226,037
		Asurion Corp.
	19,950	Term Loan, 3.24%, Maturing July 13, 2012	19,404,427
	2,000	Term Loan - Second Lien, 6.73%, Maturing January 13, 2013	1,962,500
		BCM Luxembourg, Ltd.
EUR	4,956	Term Loan, 2.30%, Maturing September 30, 2014	6,489,775
EUR	5,957	Term Loan, Maturing September 30, 2015(4)	7,799,610
		Cellular South, Inc.
	6,765	Term Loan, 2.00%, Maturing May 29, 2014	6,545,398
	2,966	Term Loan, 2.01%, Maturing May 29, 2014	2,869,938
		CommScope, Inc.
	10,750	Term Loan, 2.75%, Maturing November 19, 2014	10,593,756
		Crown Castle Operating Co.
	2,471	Term Loan, 1.73%, Maturing January 9, 2014	2,431,564
		Intelsat Subsidiary Holding Co.
	7,558	Term Loan, 2.73%, Maturing July 3, 2013	7,282,088
		Iowa Telecommunications Services
	2,500	Term Loan, 2.01%, Maturing November 23, 2011	2,490,312
		IPC Systems, Inc.
	4,484	Term Loan, 2.49%, Maturing May 31, 2014	3,935,134
GBP	338	Term Loan, 2.86%, Maturing May 31, 2014	454,259
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.52%, Maturing December 26, 2014	9,213,876
		Ntelos, Inc.
	5,985	Term Loan, 5.75%, Maturing August 13, 2015	6,041,109
		Palm, Inc.
	5,718	Term Loan, 3.76%, Maturing April 24, 2014	5,060,762
		Telesat Canada, Inc.
	396	Term Loan, Maturing October 22, 2014(4)	388,236
	4,605	Term Loan, Maturing October 22, 2014(4)	4,520,073
		TowerCo Finance, LLC
	2,475	Term Loan, 6.00%, Maturing November 24, 2014	2,509,031
		Trilogy International Partners
	2,000	Term Loan, 3.75%, Maturing June 29, 2012	1,690,000
		Windstream Corp.
	4,279	Term Loan, 3.01%, Maturing December 17, 2015	4,246,494

			$121,693,018

Utilities — 2.9%
		AEI Finance Holding, LLC
	2,114	Revolving Loan, 3.23%, Maturing March 30, 2012	$1,958,536
	14,175	Term Loan, 3.25%, Maturing March 30, 2014	13,129,296
		BRSP, LLC
	4,395	Term Loan, 7.50%, Maturing June 24, 2014	4,340,475
		Calpine Corp.
	36,291	DIP Loan, Maturing March 29, 2014(4)	34,385,743
		Covanta Energy Corp.
	1,903	Term Loan, 1.65%, Maturing February 9, 2014	1,850,714
	2,782	Term Loan, 3.25%, Maturing February 9, 2014	2,705,374
		Electricinvest Holding Co.
GBP	2,300	Term Loan, 5.02%, Maturing October 24, 2012	3,051,539
EUR	4,170	Term Loan - Second Lien, 4.93%, Maturing October 24, 2012	4,837,811
		NRG Energy, Inc.
	16,981	Term Loan, 2.00%, Maturing June 1, 2014	16,472,019
	19,298	Term Loan, Maturing June 1, 2014(4)	18,718,949

20

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	NSG Holdings, LLC
202	Term Loan, 1.75%, Maturing June 15, 2014	$186,284
990	Term Loan, 1.75%, Maturing June 15, 2014	910,743
	TXU Texas Competitive Electric Holdings Co., LLC
9,185	Term Loan, 3.73%, Maturing October 10, 2014	7,499,764
20,612	Term Loan, 3.73%, Maturing October 10, 2014	16,930,560
4,980	Term Loan, 3.78%, Maturing October 10, 2014	4,087,445
	Vulcan Energy Corp.
3,278	Term Loan, 5.50%, Maturing December 31, 2015	3,285,959

		$134,351,211

Total Senior Floating-Rate Interests (identified cost $4,529,491,727)		$4,332,012,636

Corporate Bonds & Notes — 1.2%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.3%
		Grohe Holding GmbH, Variable Rate
EUR	12,000	3.559%, 1/15/14(8)	$14,683,026

			$14,683,026

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Sub. Notes
	1,049	5.00%, 1/29/19(7)	$386,032

			$386,032

Diversified Financial Services — 0.3%
		Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18(9)	$13,842,500

			$13,842,500

Ecological Services and Equipment — 0.0%
		Environmental Systems Product Holdings, Inc., Jr. Notes
	149	18.00%, 3/31/15(2)(7)	$119,296

			$119,296

Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.00%, 10/15/13	$5,284,125

			$5,284,125

Health Care — 0.1%
		Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17(9)	$3,045,000

			$3,045,000

Leisure Goods/Activities/Movies — 0.2%
		MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$9,800,000

			$9,800,000

Radio and Television — 0.0%
		Ion Media Networks, Inc., Variable Rate
	3,000	0.00%, 1/15/12(5)(9)	$915,000

			$915,000

21

Principal
Amount*
(000’s omitted)	Security	Value
Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
5,850	3.504%, 6/15/13	$5,747,625

		$5,747,625

Total Corporate Bonds & Notes (identified cost $57,428,515)		$53,822,604

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$877	Alzette European CLO SA, Series 2004-1A, Class E2, 6.754%, 12/15/20(10)	$105,278
2,451	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(9)(10)	2,379,671
953	Avalon Capital Ltd. 3, Series 1A, Class D, 2.212%, 2/24/19(9)(10)	611,338
1,129	Babson Ltd., Series 2005-1A, Class C1, 2.201%, 4/15/19(9)(10)	785,113
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.301%, 1/15/19(9)(10)	231,150
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.70%, 8/11/16(9)(10)	553,800
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.757%, 3/8/17(10)	689,357
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.201%, 1/15/18(9)(10)	988,200

Total Asset-Backed Securities (identified cost $11,339,504)		$6,343,907

Common Stocks — 0.2%

Shares	Security	Value
Automotive — 0.0%
88,506	Dayco Products	$1,371,843
105,145	Hayes Lemmerz International, Inc.(7)(11)	0

		$1,371,843

Building and Development — 0.1%
23,625	Lafarge Roofing(7)(11)	$0
234,248	Sanitec Europe Oy B Units(7)(11)	354,015
230,960	Sanitec Europe Oy E Units(7)(11)	0
3,646	United Subcontractors, Inc.(7)(11)	293,917
22,273	WCI Communities, Inc.(11)	1,893,171

		$2,541,103

Chemicals and Plastics — 0.0%
3,849	Vita Cayman II, Ltd.	$200,124
1,022	Wellman Holdings, Inc.(7)(11)	366,990

		$567,114

Ecological Services and Equipment — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(7)(11)(12)	$34,602

		$34,602

Food Service — 0.0%
193,076	Buffets, Inc.(11)	$1,484,271

		$1,484,271

Home Furnishings — 0.0%
364	Dometic Corp.(7)(11)	$0

		$0

22

Shares	Security	Value
Publishing — 0.1%
5,725	Source Interlink Companies, Inc.(7)(11)	$41,220
30,631	Star Tribune Co. (The)(7)(11)	0
53,719	SuperMedia, Inc.(11)	1,950,537

		$1,991,757

Total Common Stocks (identified cost $7,500,675)		$7,990,690

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
350	Hayes Lemmerz International, Inc., Series A, Convertible(7)(11)(12)	$0

		$0

Ecological Services and Equipment — 0.0%
1,138	Environmental Systems Products Holdings, Inc., Series A(7)(11)(12)	$91,040

		$91,040

Total Preferred Stocks (identified cost $37,415)		$91,040

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$45,560

Total Closed-End Investment Companies (identified cost $72,148)		$45,560

Short-Term Investments — 8.3%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$113,116	Cash Management Portfolio, 0.00%(13)	$113,115,682
222,509	Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	222,508,820
52,657	State Street Bank and Trust Euro Time Deposit, 0.00%, 2/1/10	52,657,362

Total Short-Term Investments (identified cost $388,281,864)		$388,281,864

Total Investments — 102.8% (identified cost $4,994,151,848)		$4,788,588,301

Less Unfunded Loan Commitments — (1.1)%		$(52,754,181)

Net Investments — 101.7% (identified cost $4,941,397,667)		$4,735,834,120

Other Assets, Less Liabilities — (1.7)%		$(78,649,664)

Net Assets — 100.0%		$4,657,184,456

23

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.
(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.
(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(4)		This Senior Loan will settle after January 31, 2010, at which time the interest rate will be determined.
(5)		Currently the issuer is in default with respect to interest payments.
(6)		Defaulted matured security.
(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $33,151,772 or 0.7% of the Portfolio’s net assets.
(10)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.
(11)		Non-income producing security.
(12)		Restricted security.
(13)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $5,488, respectively.

24

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Appreciation
2/26/10	British Pound Sterling 70,987,078	United States Dollar 114,548,298	$1,096,054
2/26/10	British Pound Sterling 4,600,000	United States Dollar 7,433,922	82,157
2/26/10	British Pound Sterling 5,560,000	United States Dollar 8,960,107	74,060
2/26/10	British Pound Sterling 1,820,000	United States Dollar 2,954,624	45,883
2/26/10	British Pound Sterling 1,820,000	United States Dollar 2,942,758	34,016
2/26/10	Euro 229,379,789	United States Dollar 321,108,767	3,093,556
2/26/10	Euro 1,975,000	United States Dollar 2,778,924	40,757
2/26/10	Swiss Franc 14,631,856	United States Dollar 13,920,517	124,206

			$4,590,689

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $4,590,689.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,941,858,287

Gross unrealized appreciation	$69,490,092
Gross unrealized depreciation	(275,514,259)

Net unrealized depreciation	$(206,024,167)

Restricted Securities

At January 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$34,602
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$91,040
Hayes Lemmerz International, Inc., Series A, Convertible	6/23/03	350	17,500		0

Total Restricted Securities			$37,415		$125,642

(1) Less than $0.50.

25

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$4,272,429,234	$6,829,221	$4,279,258,455
Corporate Bonds & Notes	—	53,317,276	505,328	53,822,604
Asset-Backed Securities	—	6,343,907	—	6,343,907
Common Stocks	1,950,537	4,949,409	1,090,744	7,990,690
Preferred Stocks	—	—	91,040	91,040
Closed-End Investment Companies	45,560	—	—	45,560
Short-Term Investments	113,115,682	275,166,182	—	388,281,864

Total Investments	$115,111,779	$4,612,206,008	$8,516,333	$4,735,834,120

Forward Foreign Currency Exchange Contracts	$—	$4,590,689	$—	$4,590,689

Total	$115,111,779	$4,616,796,697	$8,516,333	$4,740,424,809

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Total
Balance as of October 31, 2009	$6,829,221	$505,328	$1,053,368	$91,040	$8,478,957
Realized gains (losses)	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	(34,931)	(6,758)	33,601	(91)	(8,179)
Net purchases (sales)	—	—	—	—	—
Accrued discount (premium)	34,931	6,758	—	—	41,689
Net transfers to (from) Level 3	—	—	3,775	91	3,866

Balance as of January 31, 2010	$6,829,221	$505,328	$1,090,744	$91,040	$8,516,333

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$(34,931)	$(6,758)	$33,601	$(91)	$(8,179)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance Government Obligations Fund as of January 31, 2010 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $923,869,724 and the Fund owned 93.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 83.9%

	Principal
	Amount
Security	(000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.932%, with maturity at 2035(1)	$14,558		$14,952,452
3.125%, with maturity at 2034(1)	3,103		3,188,250
5.00%, with maturity at 2014	1,437		1,520,794
5.50%, with various maturities to 2032	9,172		9,821,232
6.00%, with various maturities to 2035	22,144		23,953,942
6.50%, with various maturities to 2033	36,301		39,855,217
6.87%, with maturity at 2024	280		313,132
7.00%, with various maturities to 2035	31,039		34,231,660
7.09%, with maturity at 2023	1,097		1,232,480
7.25%, with maturity at 2022	1,570		1,753,246
7.31%, with maturity at 2027	411		456,366
7.50%, with various maturities to 2035	28,493		32,316,062
7.63%, with maturity at 2019	572		629,673
7.75%, with maturity at 2018	40		44,617
7.78%, with maturity at 2022	195		222,214
7.85%, with maturity at 2020	490		554,726
8.00%, with various maturities to 2028	15,501		17,601,716
8.13%, with maturity at 2019	1,021		1,166,440
8.15%, with various maturities to 2021	336		387,960
8.25%, with maturity at 2017	128		145,884
8.50%, with various maturities to 2031	8,872		10,274,681
8.75%, with maturity at 2016	15		16,595
9.00%, with various maturities to 2027	10,278		11,785,117
9.25%, with various maturities to 2017	111		125,576
9.50%, with various maturities to 2026	3,008		3,536,157
9.75%, with maturity at 2018	3		3,253
10.50%, with maturity at 2020	911		1,058,827
11.00%, with maturity at 2015	30		34,296
13.50%, with maturity at 2010	1		950
15.00%, with maturity at 2011	0	(2)	259

			$211,183,774

Federal National Mortgage Association:
2.509%, with various maturities to 2035(1)	$37,109		$38,340,168
2.522%, with various maturities to 2033(1)	5,111		5,267,364
2.83%, with maturity at 2035(1)	2,306		2,375,392
2.974%, with maturity at 2037(1)	7,646		7,923,610
3.175%, with maturity at 2031(1)	4,490		4,598,121
3.243%, with maturity at 2036(1)	2,535		2,606,585
3.266%, with maturity at 2022(1)	2,705		2,766,967
3.281%, with maturity at 2022(1)	2,469		2,530,676
3.344%, with maturity at 2026(1)	1,525		1,571,424
3.60%, with maturity at 2036(1)	3,127		3,210,129
3.851%, with maturity at 2040(1)	2,512		2,613,222
3.86%, with maturity at 2034(1)	9,538		9,935,584
3.925%, with maturity at 2036(1)	920		944,726
3.942%, with maturity at 2034(1)	9,117		9,501,399
4.00%, with maturity at 2014	607		625,086
4.005%, with maturity at 2035(1)	12,009		12,515,755
4.334%, with maturity at 2036(1)	38,161		39,771,261
4.477%, with maturity at 2021(1)	2,500		2,593,444
4.489%, with maturity at 2035(1)	12,837		13,378,109
4.50%, with various maturities to 2018	56,007		58,796,218
4.859%, with maturity at 2034(1)	36,242		37,771,147

1

	Principal
	Amount
Security	(000’s omitted)	Value
5.00%, with various maturities to 2027	$5,043	$5,346,779
5.50%, with various maturities to 2030	27,218	29,301,226
6.00%, with various maturities to 2032	22,641	24,448,570
6.50%, with various maturities to 2033	65,793	72,319,464
6.518%, with maturity at 2025(3)	443	490,993
7.00%, with various maturities to 2033	55,242	61,273,810
7.25%, with maturity at 2023	43	46,939
7.50%, with various maturities to 2032	15,027	16,966,229
7.86%, with maturity at 2030(3)	45	51,956
7.875%, with maturity at 2021	1,012	1,159,507
8.00%, with various maturities to 2032	17,901	20,589,923
8.25%, with maturity at 2025	389	443,038
8.33%, with maturity at 2020	994	1,147,085
8.50%, with various maturities to 2032	11,816	13,797,840
8.53%, with maturity at 2021(3)	128	149,168
9.00%, with various maturities to 2030	1,554	1,815,277
9.125%, with maturity at 2011	1	1,520
9.50%, with various maturities to 2030	3,000	3,539,805
9.585%, with maturity at 2025(3)	54	61,595
9.75%, with maturity at 2019	32	38,960
9.953%, with maturity at 2021(3)	84	100,870
10.00%, with maturity at 2012	11	11,188
10.018%, with maturity at 2023(3)	111	129,953
10.051%, with maturity at 2020(3)	100	114,508
10.069%, with maturity at 2021(3)	138	160,105
10.105%, with maturity at 2021(3)	63	73,475
10.549%, with maturity at 2025(3)	61	69,954
11.00%, with maturity at 2020	935	1,077,784
11.373%, with maturity at 2019(3)	119	134,126
11.50%, with maturity at 2012	9	9,371
11.616%, with maturity at 2025(3)	33	38,298
11.711%, with maturity at 2018(3)	134	152,327
12.41%, with maturity at 2021(3)	49	54,614
12.70%, with maturity at 2015(3)	123	142,148
13.00%, with maturity at 2010	1	827

		$514,895,619

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$799	$825,513
6.50%, with maturity at 2024	73	79,657
7.00%, with various maturities to 2034	47,404	53,154,198
7.25%, with maturity at 2022	37	42,004
7.50%, with various maturities to 2025	7,754	8,744,857
8.00%, with various maturities to 2027	14,417	16,456,265
8.25%, with maturity at 2019	189	215,645
8.30%, with maturity at 2020	51	58,786
8.50%, with various maturities to 2018	2,477	2,807,896
9.00%, with various maturities to 2027	8,511	10,216,181
9.50%, with various maturities to 2026	5,702	6,865,037

		$99,466,039

Total Mortgage Pass-Throughs (identified cost $789,035,066)		$825,545,432

2

Collateralized Mortgage Obligations — 6.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$330	$352,013
Series 1822, Class Z, 6.90%, 3/15/26	2,023	2,149,593
Series 1829, Class ZB, 6.50%, 3/15/26	933	1,018,250
Series 1896, Class Z, 6.00%, 9/15/26	1,068	1,117,730
Series 2075, Class PH, 6.50%, 8/15/28	530	576,337
Series 2091, Class ZC, 6.00%, 11/15/28	2,303	2,506,078
Series 2102, Class Z, 6.00%, 12/15/28	591	640,217
Series 2115, Class K, 6.00%, 1/15/29	3,200	3,419,000
Series 2142, Class Z, 6.50%, 4/15/29	1,134	1,242,276
Series 2245, Class A, 8.00%, 8/15/27	12,271	13,991,618

		$27,013,112

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$450	$521,569
Series G92-44, Class ZQ, 8.00%, 7/25/22	503	561,908
Series G93-36, Class ZQ, 6.50%, 12/25/23	16,608	18,150,805
Series 1993-16, Class Z, 7.50%, 2/25/23	620	702,104
Series 1993-39, Class Z, 7.50%, 4/25/23	1,473	1,666,825
Series 1993-149, Class M, 7.00%, 8/25/23	765	859,496
Series 1993-178, Class PK, 6.50%, 9/25/23	1,512	1,671,110
Series 1993-250, Class Z, 7.00%, 12/25/23	407	447,157
Series 1994-42, Class K, 6.50%, 4/25/24	6,836	7,523,592
Series 1994-82, Class Z, 8.00%, 5/25/24	2,480	2,842,439
Series 1997-81, Class PD, 6.35%, 12/18/27	948	1,049,765
Series 2000-49, Class A, 8.00%, 3/18/27	1,320	1,530,460
Series 2002-1, Class G, 7.00%, 7/25/23	990	1,112,617

		$38,639,847

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$804	$882,238

Total Collateralized Mortgage Obligations (identified cost $62,512,813)		$66,535,197

U.S. Government Agency Obligations — 7.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank:
4.75%, with maturity at 2023	$4,500	$4,677,008
5.75%, with maturity at 2026	2,720	3,093,056

		$7,770,064

United States Agency for International Development - Israel:
0.00%, with various maturities to 2020	$31,782	$22,882,175
5.50%, with various maturities to 2024	37,500	41,391,850

		$64,274,025

Total U.S. Government Agency Obligations (identified cost $71,743,836)		$72,044,089

3

U.S. Treasury Obligations — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$7,865,628

Total U.S. Treasury Obligations (identified cost $6,221,709)		$7,865,628

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$7,437	$7,437,184

Total Short-Term Investments (identified cost $7,437,184)		$7,437,184

Total Investments — 99.6% (identified cost $936,950,608)		$979,427,530

Other Assets, Less Liabilities — 0.4%		$4,255,553

Net Assets — 100.0%		$983,683,083

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $123.

4

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	120 U.S. 30 Year Treasury Bond	Short	$(14,360,205)	$(14,257,500)	$102,705

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $102,705.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$946,213,398

Gross unrealized appreciation	$33,425,290
Gross unrealized depreciation	(211,158)

Net unrealized appreciation	$33,214,132

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$825,545,432	$—	$825,545,432
Collateralized Mortgage Obligations	—	66,535,197	—	66,535,197
U.S. Government Agency Obligations	—	72,044,089	—	72,044,089
U.S. Treasury Obligations	—	7,865,628	—	7,865,628
Short-Term Investments	—	7,437,184	—	7,437,184

Total Investments	$—	$979,427,530	$—	$979,427,530

Futures Contracts	$102,705	$—	$—	$102,705

Total	$102,705	$979,427,530	$—	$979,530,235

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance High Income Opportunities Fund as of January 31, 2010 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $444,827,293 and the Fund owned 56.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 6.5%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.5%
Hawker Beechcraft Acquisition, Term Loan, 2.24%, Maturing 3/26/14	$2,576	$1,958,101
Hawker Beechcraft Acquisition, Term Loan, 2.25%, Maturing 3/26/14	153	116,162
Hawker Beechcraft Acquisition, Term Loan, 10.50%, Maturing 3/26/14	1,825	1,728,678

		$3,802,941

Automotive & Auto Parts — 0.9%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 5.98%, Maturing 7/13/15	$2,560	$1,932,800
Ford Motor Co., Revolving Loan, Maturing 12/15/13(2)	1,100	1,032,166
Ford Motor Co., Term Loan, 3.26%, Maturing 12/15/13	4,713	4,419,384

		$7,384,350

Broadcasting — 0.7%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.78%, Maturing 2/5/13	$9,180	$5,347,350

		$5,347,350

Building Materials — 0.4%
Panolam Industries Holdings, Inc., Term Loan, 5.00%, Maturing 9/30/12	$1,957	$1,765,944
Panolam Industries Holdings, Inc., Term Loan - Second Lien, Maturing 6/30/14(2)	1,300	1,184,657

		$2,950,601

Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 6.00%, Maturing 5/4/15	$1,080	$1,027,350

		$1,027,350

Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 2.50%, Maturing 5/25/13	$1,507	$1,413,164

		$1,413,164

Electronics/Electrical — 0.3%
Freescale Semiconductor, Inc., Term Loan, 1.98%, Maturing 12/1/13	$2,501	$2,251,199

		$2,251,199

Food & Drug Retail — 0.4%
Rite Aid Corp., Term Loan, 9.50%, Maturing 6/4/14	$2,860	$2,999,425

		$2,999,425

Food/Beverage/Tobacco — 0.3%
Dole Food Company, Inc., Term Loan, 7.89%, Maturing 4/12/13	$271	$274,255
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	1,530	1,547,461
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	472	476,945

		$2,298,661

Gaming — 0.6%
BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 6/30/12(3)	$5,410	$297,550
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.48%, Maturing 5/18/14	1,580	1,174,466
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	3,189	3,076,940

		$4,548,956

Health Care — 0.5%
IASIS Healthcare, (PIK), Term Loan, 5.50%, Maturing 6/13/14	$2,080	$1,955,216
Viant Holdings, Inc., Term Loan, 2.51%, Maturing 6/25/14	2,167	2,134,955

		$4,090,171

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insurance — 0.2%
HUB International, Ltd., Term Loan, 6.75%, Maturing 6/13/14	$1,865	$1,855,220

		$1,855,220

Services — 0.5%
Neff Rental, Inc., Term Loan - Second Lien, 3.75%, Maturing 5/31/13	$1,310	$231,434
Rental Service Corp., Term Loan - Second Lien, 3.76%, Maturing 11/30/13	1,042	985,532
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	2,637	2,649,934

		$3,866,900

Steel — 0.2%
RathGibson, Inc., DIP Loan, 10.75%, Maturing 2/10/10	$1,612	$1,612,308

		$1,612,308

Transportation Ex Air/Rail — 0.1%
CEVA Group, PLC, Term Loan, 3.24%, Maturing 8/2/15	$743	$651,617
CEVA Group, PLC, Term Loan, 3.25%, Maturing 8/2/15	250	224,295

		$875,912

Utilities — 0.6%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.73%, Maturing 10/10/14	$5,507	$4,523,454

		$4,523,454

Total Senior Floating-Rate Interests (identified cost $58,207,663)		$50,847,962

Corporate Bonds & Notes — 84.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.2%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$1,328,438

		$1,328,438

Air Transportation — 0.2%
Continental Airlines, 7.033%, 6/15/11	$985	$930,920
United Airlines, Inc., Sr. Notes, 9.875%, 8/1/13(4)	550	558,250

		$1,489,170

Automotive & Auto Parts — 4.2%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(4)	$525	$577,500
Allison Transmission, Inc., 11.00%, 11/1/15(4)	940	996,400
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(4)	5,436	5,748,147
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 7.875%, 3/1/17	1,125	981,563
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(4)	3,840	3,993,600
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	1,012,600
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	3,645	3,694,707
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,890	4,925,413
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,500,117
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	3,770	4,109,300
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	3,200	3,248,000
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,661,650

		$32,448,997

Banks and Thrifts — 0.7%
General Motors Acceptance Corp., 6.875%, 9/15/11(4)	$571	$573,855
General Motors Acceptance Corp., 8.00%, 12/31/18	650	620,750
General Motors Acceptance Corp., 8.00%, 11/1/31(4)	4,005	3,874,838

		$5,069,443

2

	Principal
	Amount
Security	(000’s omitted)	Value
Broadcasting — 2.5%
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	$705	$638,025
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	6,060	5,726,700
Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	1,485	1,447,875
Clear Channel Worldwide Holdings, Inc., Series A, 9.25%, 12/15/17(4)	2,980	3,084,300
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17(4)	745	765,488
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(4)	1,675	1,775,500
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(4)	1,305	1,396,350
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(4)	2,120	2,279,000
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(4)	2,515	2,772,787

		$19,886,025

Building Materials — 1.6%
Goodman Global Group, Inc., 0.00%, 12/15/14(4)	$4,000	$2,340,000
Goodman Global, Inc., 13.50%, 2/15/16	1,940	2,143,700
Interface, Inc., Sr. Notes, 11.375%, 11/1/13(4)	640	726,400
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	756,175
Norcraft Cos. LP/Norcraft Finance Corp., 10.50%, 12/15/15(4)	640	668,800
Ply Gem Industries, Inc., 13.125%, 7/15/14(4)	3,830	3,849,150
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	1,065	1,088,963
USG Corp., 9.75%, 8/1/14(4)	670	713,550

		$12,286,738

Cable/Satellite TV — 1.2%
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	$1,575	$1,604,531
Charter Communications, Inc., Sr. Notes, 8.375%, 4/30/14(4)	290	296,525
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(4)	2,340	2,632,500
Kabel Deutschland GmbH, 10.625%, 7/1/14	2,835	2,976,750
Virgin Media Finance PLC, 9.50%, 8/15/16	2,005	2,135,325

		$9,645,631

Capital Goods — 1.6%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,539,000
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,375,925
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(4)	1,720	1,735,050
RBS Global & Rexnord Corp., 9.50%, 8/1/14(4)	1,947	1,961,603
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,921,425
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,829,662

		$12,362,665

Chemicals — 2.8%
Ashland, Inc., 9.125%, 6/1/17(4)	$1,945	$2,124,912
CII Carbon, LLC, 11.125%, 11/15/15(4)	1,665	1,689,975
Dow Chemical Co. (The), 8.55%, 5/15/19	4,135	4,953,366
Georgia Gulf Corp., 9.00%, 1/15/17(4)	355	366,538
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(4)	4,115	2,777,625
Koppers, Inc., 7.875%, 12/1/19(4)	315	322,875
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16(4)	1,610	1,630,125
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(4)	5,520	4,885,200
Solutia, Inc., 8.75%, 11/1/17	1,420	1,508,750
Terra Capital, Inc., Sr. Notes, 7.75%, 11/1/19(4)	1,555	1,624,975

		$21,884,341

Consumer Products — 2.1%
ACCO Brands Corp., 7.625%, 8/15/15	$1,190	$1,121,575
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15(4)	1,920	2,112,000
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	5,960	5,915,300
Libbey Glass, Inc., 10.00%, 2/15/15(4)	2,195	2,226,103
Revlon Consumer Products Corp., 9.75%, 11/15/15(4)	2,480	2,569,900
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	561,000

3

	Principal
	Amount
Security	(000’s omitted)	Value
Sealy Mattress Co., 8.25%, 6/15/14	$1,195	$1,195,000
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(4)	400	450,000

		$16,150,878

Containers — 0.6%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,305,663
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13(4)	1,295	1,366,225

		$4,671,888

Diversified Media — 5.3%
Affinion Group, Inc., 11.50%, 10/15/15	$2,490	$2,589,600
Catalina Marketing Corp., 11.625%, 10/1/17(4)	2,965	3,120,663
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(4)	13,960	14,623,100
Interpublic Group Cos., Inc., 10.00%, 7/15/17	2,570	2,852,700
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	2,111,400
LBI Media, Inc., Sr. Sub. Notes, 8.50%, 8/1/17(4)	3,950	3,377,250
MDC Partners, Inc., 11.00%, 11/1/16(4)	2,200	2,332,000
Nielsen Finance, LLC, 10.00%, 8/1/14	3,430	3,584,350
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	2,103,750
Nielsen Finance, LLC, 12.50%, (0.00% until 8/1/11), 8/1/16	1,520	1,398,400
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	220	247,500
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(4)	2,935	3,162,462

		$41,503,175

Energy — 7.4%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$1,155	$1,126,125
Antero Resources Finance Corp., Sr. Notes, 9.375%, 12/1/17(4)	1,080	1,134,000
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,095,500
Bill Barrett Corp., 9.875%, 7/15/16	385	415,800
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	2,496,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,055,087
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,229,187
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,002,985
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(4)	2,070	2,070,000
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	3,908,700
Holly Corp., 9.875%, 6/15/17(4)	3,025	3,221,625
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(4)	2,080	2,085,200
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,670,838
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,823,100
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,656,350
Petroplus Finance, Ltd., 6.75%, 5/1/14(4)	200	186,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(4)	1,480	1,335,700
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(4)	3,235	3,218,825
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,148,400
SandRidge Energy, Inc., 8.75%, 1/15/20(4)	1,190	1,231,650
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	4,287,700
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	696,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	2,800	2,604,000
Tesoro Corp., 9.75%, 6/1/19	925	1,002,469
United Refining Co., Sr. Notes, 10.50%, 8/15/12	8,420	8,167,400

		$57,869,141

Entertainment/Film — 1.4%
AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$11,075,400

		$11,075,400

Environmental — 0.7%
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(4)	$650	$708,500
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	4,915	5,111,600

		$5,820,100

4

	Principal
	Amount
Security	(000’s omitted)	Value
Food/Beverage/Tobacco — 2.7%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$6,585	$6,634,387
Dole Foods Co., 13.875%, 3/15/14(4)	1,680	2,016,000
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(4)	1,635	1,651,350
Smithfield Foods, Inc., Sr. Notes, 7.00%, 8/1/11	4,535	4,557,675
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(4)	2,140	2,340,625
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(4)	4,085	4,166,700

		$21,366,737

Gaming — 6.3%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(4)	$5,755	$1,007,125
CCM Merger, Inc., 8.00%, 8/1/13(4)	3,635	2,998,875
Chukchansi EDA, Sr. Notes, Variable Rate, 4.024%, 11/15/12(4)	595	478,975
Eldorado Casino Shreveport, 10.00%, 8/1/12(5)	705	621,378
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(4)	9,480	142,200
Galaxy Entertainment Finance, 9.875%, 12/15/12(4)	3,970	4,089,100
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)(4)	1,180	147,500
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17(4)	3,315	3,538,762
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(4)	1,980	1,346,400
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(3)	3,615	1,798,463
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(4)	1,620	8,100
MGM Mirage, Inc., 8.375%, 2/1/11	4,090	3,951,962
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(4)	1,305	1,438,763
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(4)	1,350	1,525,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	2,160,875
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,145,900
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	3,250	3,010,312
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	960,672
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(4)	1,620	1,709,100
MTR Gaming Group, Inc., 12.625%, 7/15/14(4)	2,055	2,029,313
Peninsula Gaming, LLC, 8.375%, 8/15/15(4)	390	397,800
Peninsula Gaming, LLC, 10.75%, 8/15/17(4)	1,935	1,983,375
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	1,235	1,148,550
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(4)	1,184	1,241,720
San Pasqual Casino, 8.00%, 9/15/13(4)	1,335	1,281,600
Seminole Hard Rock Entertainment, Variable Rate, 2.754%, 3/15/14(4)	990	878,625
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(4)	3,605	3,388,700
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)(5)	4,925	3,931,135

		$49,360,780

Health Care — 7.0%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,483,487
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17(4)	2,840	2,882,600
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,115,150
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(4)	320	346,400
Biomet, Inc., 11.625%, 10/15/17	6,975	7,707,375
Biomet, Inc., (PIK), 10.375%, 10/15/17	640	700,800
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,465	3,690,225
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 10.875%, 11/15/14(4)	320	340,800
HCA, Inc., 9.875%, 2/15/17(4)	2,195	2,398,037
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	3,230	3,310,750
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(4)	5,835	6,039,225
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,688,350
Quintiles Transnational Corp., (PIK), 9.50%, 12/30/14(4)	5,465	5,560,637
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,352,225
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, (0.00% until 3/15/10), 3/15/16	2,470	2,556,450
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,733,613
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17(4)	2,040	2,152,200

5

	Principal
	Amount
Security	(000’s omitted)	Value
Valeant Pharmaceuticals International, 8.375%, 6/15/16(4)	$1,375	$1,433,438
Viant Holdings, Inc., 10.125%, 7/15/17(4)	440	437,800

		$54,929,562

Homebuilders/Real Estate — 0.3%
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$1,990	$2,248,700

		$2,248,700

Insurance — 0.5%
Alliant Holdings I, Inc., 11.00%, 5/1/15(4)	$1,795	$1,830,900
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(4)	670	651,575
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.148%, 11/15/14(4)	1,200	1,020,000

		$3,502,475

Leisure — 1.0%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	3,985	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	3,274	0
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(4)	2,130	2,087,400
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	853,213
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,745,625
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	524,300
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,310,962
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	255	265,838
Universal City Development Partners, Ltd., Sr. Notes, 8.875%, 11/15/15(4)	1,215	1,230,187

		$8,017,525

Metals/Mining — 3.3%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(4)	$765	$818,550
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19(4)	1,555	1,624,975
FMG Finance PTY, Ltd., 10.625%, 9/1/16(4)	5,820	6,620,250
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(4)	3,865	3,951,962
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	785	853,688
Teck Resources, Ltd., Sr. Notes, 9.75%, 5/15/14	2,555	2,931,862
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	1,915	2,197,463
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	5,805	6,864,412

		$25,863,162

Paper — 3.6%
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17(4)	$1,825	$1,939,062
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,680	3,122,200
International Paper Co., 7.95%, 6/15/18	2,320	2,692,627
International Paper Co., 9.375%, 5/15/19	7,525	9,437,118
International Paper Co., Sr. Notes, 7.50%, 8/15/21	890	1,012,302
NewPage Corp., Sr. Notes, 11.375%, 12/31/14(4)	8,085	7,862,662
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	1,820	1,569,750
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.031%, 8/1/14	245	202,125

		$27,837,846

Publishing/Printing — 0.2%
Dex Media West/Finance, Series B, 9.875%, 8/15/13(3)	$1,835	$646,838
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	695	455,225
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)	5,520	83,352

		$1,185,415

6

	Principal
	Amount
Security	(000’s omitted)	Value
Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,138,500
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	656,500

		$1,795,000

Restaurants — 0.9%
El Pollo Loco, Inc., 11.75%, 11/15/13	$3,175	$2,968,625
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	4,375	4,375,000

		$7,343,625

Services — 5.1%
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	$998	$1,070,355
Hertz Corp., 8.875%, 1/1/14	255	258,188
Hertz Corp., 10.50%, 1/1/16	350	368,375
JohnsonDiversey Holdings, Inc., Sr. Notes, (PIK), 10.50%, 5/15/20(4)	1,265	1,331,413
Laureate Education, Inc., 10.00%, 8/15/15(4)	7,020	7,274,475
Laureate Education, Inc., 11.75%, 8/15/17(4)	3,930	4,116,675
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(4)	9,770	9,378,017
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(4)	2,575	2,278,875
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(6)	2,640	1,135,200
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(4)	3,015	3,293,887
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(4)	1,490	1,571,950
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	2,340	2,568,150
United Rentals North America, Inc., 10.875%, 6/15/16(4)	2,345	2,570,706
West Corp., 9.50%, 10/15/14	2,480	2,504,800

		$39,721,066

Steel — 0.2%
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	$5,225	$1,750,375

		$1,750,375

Super Retail — 7.7%
General Nutrition Center, Sr. Notes, (PIK),Variable Rate, 5.178%, 3/15/14	$4,445	$4,144,963
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	5,715	5,843,587
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19(4)	3,745	4,100,775
Neiman Marcus Group, Inc., 9.00%, 10/15/15	8,184	7,999,741
Neiman Marcus Group, Inc., 10.375%, 10/15/15	5,100	5,023,500
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,840	6,278,000
Sonic Automotive, Inc., 5.00%, 10/1/29	2,200	2,252,250
Toys “R” Us, 7.375%, 10/15/18	260	242,450
Toys “R” Us, 7.625%, 8/1/11	6,140	6,370,250
Toys “R” Us, 10.75%, 7/15/17(4)	3,945	4,388,812
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(4)	2,340	2,421,900
United Auto Group, Inc., 7.75%, 12/15/16	2,000	1,935,000
Yankee Acquisition Corp., 8.50%, 2/15/15	3,996	4,015,980
Yankee Acquisition Corp., 9.75%, 2/15/17	4,950	4,974,750

		$59,991,958

Technology — 3.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(4)	$1,280	$1,292,800
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	2,635	2,766,750
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15(4)	2,930	2,900,700
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(4)	4,792	4,480,376
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18(4)	680	691,900
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20(4)	675	691,875
First Data Corp., 9.875%, 9/24/15	1,375	1,234,063
GXS Worldwide, Inc., Sr. Notes, 9.75%, 6/15/15(4)	590	575,250
Sorenson Communications, Inc., Sr. Notes, 10.50%, 2/1/15(4)	2,860	2,717,000
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(4)	6,375	6,964,687

		$24,315,401

7

	Principal
	Amount
Security	(000’s omitted)	Value
Telecommunications — 6.1%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(4)	$3,770	$3,807,700
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(4)	8,397	8,313,030
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(4)	1,195	1,332,425
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	3,050	3,255,875
Intelsat Corp., 9.25%, 8/15/14	1,385	1,419,625
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,557,780
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15	660	679,800
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(4)	865	886,625
NII Capital Corp., 8.875%, 12/15/19(4)	3,235	3,235,000
NII Capital Corp., 10.00%, 8/15/16(4)	2,740	2,877,000
SBA Telecommunications, Inc., 8.00%, 8/15/16(4)	1,145	1,193,662
SBA Telecommunications, Inc., 8.25%, 8/15/19(4)	765	807,075
Sprint Capital Corp., 6.875%, 11/15/28	1,115	880,850
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	7,770	8,721,825
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,669,000
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(4)	3,060	3,343,050

		$47,980,322

Textiles/Apparel — 1.2%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$265	$276,925
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	810	850,500
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	1,945	2,188,125
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,710	3,742,463
Quiksilver, Inc., 6.875%, 4/15/15	2,700	2,362,500

		$9,420,513

Transportation Ex Air/Rail — 0.7%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(4)	$3,825	$3,695,906
CEVA Group, PLC, Sr. Notes, 11.625%, 10/1/16(4)	880	907,500
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	1,080	1,101,600

		$5,705,006

Utilities — 2.2%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,052	$2,092,683
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(4)	3,315	3,397,875
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	570	517,275
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	790	616,200
Energy Future Holdings Corp., (PIK), 11.25%, 11/1/17	4,185	2,980,515
NGC Corp., 7.625%, 10/15/26	3,205	2,451,825
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	4,645	4,633,388
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	357,050

		$17,046,811

Total Corporate Bonds & Notes (identified cost $667,385,243)		$662,874,309

Convertible Bonds — 2.3%

Automotive & Auto Parts — 0.8%
Ford Motor Co., 4.25%, 11/15/16	$4,655	$6,255,156

		$6,255,156

Cable/Satellite TV — 1.0%
Virgin Media, Inc., 6.50%, 11/15/16(4)	$7,310	$7,967,900

		$7,967,900

8

	Principal
	Amount
Security	(000’s omitted)	Value
Health Care — 0.1%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	$525	$476,437

		$476,437

Services — 0.1%
Gaylord Entertainment Co., 3.75%, 10/1/14(4)	$1,355	$1,324,512

		$1,324,512

Technology — 0.3%
Advanced Micro Devices, Inc., 6.00%, 5/1/15	$2,450	$2,254,000

		$2,254,000

Total Convertible Bonds (identified cost $13,169,662)		$18,278,005

Common Stocks — 3.4%

Security	Shares	Value
Automotive & Auto Parts — 0.9%
Lear Corp.(7)	100,000	$6,880,000

		$6,880,000

Building Materials — 0.2%
Panolam Holdings Co.(5)(8)	3,117	$1,712,792

		$1,712,792

Consumer Products — 0.0%
HF Holdings, Inc.(5)(7)	13,600	$0

		$0

Energy — 0.1%
SemGroup Corp.(7)	16,378	$406,379

		$406,379

Gaming — 0.0%
Fontainebleau Equity Holdings, Class A(5)(7)(8)	148,726	$1,487
Shreveport Gaming Holdings, Inc.(5)	4,858	87,444

		$88,931

Services — 0.7%
Geo Group, Inc. (The)(7)	300,000	$5,550,000

		$5,550,000

Super Retail — 0.9%
GameStop Corp., Class A(7)	300,000	$5,931,000
GNC Acquisition Holdings, Class A(5)(7)(8)	108,818	1,280,788

		$7,211,788

Technology — 0.6%
Amkor Technology, Inc.(7)	800,000	$4,552,000

		$4,552,000

Total Common Stocks (identified cost $31,868,965)		$26,401,890

9

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$1,871,160
Chesapeake Energy Corp., 5.00%(4)	6,292	534,820

		$2,405,980

Total Convertible Preferred Stocks (identified cost $2,908,400)		$2,405,980

Preferred Stocks — 0.4%

Security	Shares/Units	Value
Gaming — 0.0%
Fontainebleau Resorts LLC, (PIK)(5)(7)(8)	4,544	$45

		$45

Homebuilders/Real Estate — 0.3%
GGP Capital Trust I	3,000	$2,565,000

		$2,565,000

Super Retail — 0.1%
GNC Acquisition Holdings(5)(7)(8)	37,182	$224,951

		$224,951

Total Preferred Stocks (identified cost $7,130,370)		$2,789,996

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(7)	3,555,000	$62,213
Adelphia, Inc., Escrow Certificate(7)	7,585,000	132,737
Adelphia Recovery Trust(7)	10,758,837	363,111

		$558,061

Energy — 0.0%
VeraSun Energy Corp., Escrow Certificate(5)(7)	1,240,000	$0

		$0

Utilities — 0.0%
Mirant Corp., Escrow Certificate(5)(7)(8)	3,200,000	$320
Mirant Corp., Escrow Certificate(5)(7)(8)	1,440,000	144

		$464

Total Miscellaneous (identified cost $9,900,030)		$558,525

10

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%
SemGroup Corp., expires 11/30/14(5)	17,240	$90,959

		$90,959

Gaming — 0.3%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(7)(8)	25,351	$2,466,672

		$2,466,672

Total Warrants (identified cost $172)		$2,557,631

Total Investments — 98.1% (identified cost $790,570,505)		$766,714,298

Other Assets, Less Liabilities — 1.9%		$14,995,674

Net Assets — 100.0%		$781,709,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2010, at which time the interest rate will be determined.

(3)		Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $310,905,177 or 39.8% of the Portfolio’s net assets.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Defaulted matured security.

(7)		Non-income producing security.

(8)		Restricted security.

11

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$796,307,410

Gross unrealized appreciation	$59,439,659
Gross unrealized depreciation	(89,032,771)

Net unrealized depreciation	$(29,593,112)

Restricted Securities
At January 31, 2010, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous, and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$1,280,788
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		224,951
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460		45
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Panolam Holding Co., Common	12/30/09	3,117	1,712,792		1,712,792
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$8,771,964		$5,687,199

(1)	Less than $0.50.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
	Reference	Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Appreciation
Bank of America	Ford Motor Credit Co.	B3/B-	$3,200	5.00%(1)	3/20/10	$78,412
Citigroup, Inc.	First Data Corp.	Caa1/B-	4,560	5.00%(1)	12/20/10	491,613

						$570,025

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $7,760,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $570,025.

12

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$50,847,962	$—	$50,847,962
Corporate Bonds & Notes	—	658,321,796	4,552,513	662,874,309
Convertible Bonds	—	18,278,005	—	18,278,005
Common Stocks	22,913,000	406,379	3,082,511	26,401,890
Convertible Preferred Stocks	1,871,160	534,820	—	2,405,980
Preferred Stocks	—	2,565,000	224,996	2,789,996
Miscellaneous	—	558,061	464	558,525
Warrants	—	—	2,557,631	2,557,631

Total Investments	$24,784,160	$731,512,023	$10,418,115	$766,714,298

Credit Default Swaps	$—	$570,025	$—	$570,025

Total	$24,784,160	$732,082,048	$10,418,115	$767,284,323

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments in	Investments in
	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Miscellaneous	Total
Balance as of October 31, 2009	$621,378	$1,369,719	$224,996	$2,466,672	$464	$4,683,229
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	—	—	90,787	—	90,787
Net purchases (sales)	—	1,712,792	—	172	—	1,712,964
Accrued discount (premium)	—	—	—	—	—	—
Net transfers to (from) Level 3	3,931,135	—	—	—	—	3,931,135

Balance as of January 31, 2010	$4,552,513	$3,082,511	$224,996	$2,557,631	$464	$10,418,115

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$—	$—	$—	$90,787	$—	$90,787

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance International Equity Fund as of January 31, 2010 (Unaudited)

Eaton Vance International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $22,526,642 and the Fund owned 67.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Equity Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Automobiles — 4.1%
Fiat SpA(1)	9,800	$122,813
Honda Motor Co., Ltd. ADR	14,600	495,086
Nissan Motor Co., Ltd.(1)	41,000	333,282
Toyota Motor Corp.	11,300	434,637

		$1,385,818

Beverages — 2.8%
Central European Distribution Corp.(1)	15,300	$490,365
Fomento Economico Mexicano SA de CV ADR	10,600	446,896

		$937,261

Building Products — 1.2%
Wienerberger AG(1)	22,120	$413,680

		$413,680

Capital Markets — 0.4%
3i Group PLC	32,000	$134,219

		$134,219

Chemicals — 1.0%
Agrium, Inc.	5,900	$332,465

		$332,465

Commercial Banks — 17.1%
Banco Santander Central Hispano SA ADR	85,700	$1,206,656
Barclays PLC	133,000	568,443
BOC Hong Kong Holdings, Ltd.	303,000	628,961
Credit Agricole SA	9,100	142,650
DBS Group Holdings, Ltd. ADR	22,500	919,125
Intesa Sanpaolo SpA(1)	152,000	578,608
KBC Groep NV(1)	12,000	516,612
Mitsubishi UFJ Financial Group, Inc.	38,000	195,551
National Bank of Greece SA(1)	25,100	548,663
Societe Generale	4,600	266,143
Turkiye Is Bankasi	37,000	162,534

		$5,733,946

Computers & Peripherals — 0.6%
Toshiba Corp.(1)	39,000	$213,089

		$213,089

Construction & Engineering — 0.8%
Vinci SA	4,800	$256,353

		$256,353

Consumer Finance — 1.0%
ORIX Corp.	4,600	$344,360

		$344,360

Diversified Telecommunication Services — 2.9%
Koninklijke KPN NV	21,000	$347,728
Telefonica SA	26,000	622,844

		$970,572

Electric Utilities — 0.9%
E.ON AG ADR	8,600	$315,018

		$315,018

1

Security	Shares	Value
Electrical Equipment — 1.2%
ABB, Ltd. ADR(1)	22,000	$396,660

		$396,660

Electronic Equipment, Instruments & Components — 3.2%
FUJIFILM Holdings Corp.	23,000	$736,659
Hon Hai Precision Industry Co., Ltd.	80,500	335,443

		$1,072,102

Energy Equipment & Services — 2.6%
OAO TMK GDR(1)	25,800	$489,193
Tenaris SA ADR	8,600	378,400

		$867,593

Food Products — 6.4%
Cosan, Ltd., Class A(1)	45,200	$352,560
Nestle SA ADR	22,200	1,054,722
Unilever PLC	24,000	729,817

		$2,137,099

Health Care Equipment & Supplies — 0.5%
Mindray Medical International, Ltd. ADR	5,000	$174,350

		$174,350

Hotels, Restaurants & Leisure — 0.6%
Carnival PLC(1)	5,100	$183,354

		$183,354

Household Durables — 1.8%
Desarrolladora Homex SA de CV ADR(1)	10,200	$312,630
Fisher & Paykel Appliances Holdings, Ltd.(1)	330,000	138,609
LG Electronics, Inc.	1,600	149,255

		$600,494

Household Products — 0.5%
Henkel AG & Co. KGaA	3,800	$165,987

		$165,987

Industrial Conglomerates — 3.2%
Cookson Group PLC(1)	61,000	$413,512
Keppel, Ltd. ADR	54,000	642,600

		$1,056,112

Insurance — 2.6%
AXA SA ADR	14,300	$294,437
Swiss Reinsurance Co., Ltd.	7,200	311,255
Zurich Financial Services AG	1,300	276,396

		$882,088

Media — 1.0%
Central European Media Enterprises, Ltd., Class A(1)	12,200	$347,822

		$347,822

Metals & Mining — 6.6%
Anglo American PLC ADR(1)	18,163	$329,658
ArcelorMittal	9,000	348,120
Rio Tinto PLC ADR	2,000	388,040
Sterlite Industries India, Ltd. ADR	19,900	317,405
Thompson Creek Metals Co., Inc.(1)	30,600	354,960
Vale SA ADR	20,800	469,664

		$2,207,847

2

Security	Shares	Value
Multi-Utilities — 2.8%
National Grid PLC	31,800	$319,391
RWE AG ADR	7,000	619,640

		$939,031

Office Electronics — 1.1%
Canon, Inc.	9,000	$351,793

		$351,793

Oil, Gas & Consumable Fuels — 9.0%
KazMunaiGas Exploration Production GDR	8,000	$202,005
LUKOIL OAO ADR	9,000	500,400
OMV AG	3,600	141,791
Petroleo Brasileiro SA ADR	20,200	728,816
Soco International PLC(1)	14,400	330,506
Statoil ASA ADR	15,191	339,671
Total SA ADR	13,700	788,983

		$3,032,172

Pharmaceuticals — 7.8%
AstraZeneca PLC ADR	6,000	$278,940
GlaxoSmithKline PLC ADR	15,000	585,150
Novartis AG ADR	25,300	1,354,309
Sanofi-Aventis	5,500	406,694

		$2,625,093

Real Estate Management & Development — 0.5%
Raven Russia, Ltd.	208,000	$165,772

		$165,772

Road & Rail — 0.6%
All America Latina Logistica SA (Units)	25,000	$200,265

		$200,265

Semiconductors & Semiconductor Equipment — 0.5%
United Microelectronics Corp. ADR(1)	47,000	$164,970

		$164,970

Specialty Retail — 0.5%
Kingfisher PLC	52,000	$175,160

		$175,160

Tobacco — 3.2%
British American Tobacco PLC ADR	16,100	$1,071,294

		$1,071,294

Trading Companies & Distributors — 3.8%
Mitsubishi Corp.	9,000	$217,631
Mitsui & Co., Ltd.	71,000	1,044,300

		$1,261,931

Wireless Telecommunication Services — 2.8%
MTN Group, Ltd.	15,000	$214,134
Turkcell Iletisim Hizmetleri AS ADR	40,400	734,876

		$949,010

Total Common Stocks (identified cost $30,238,116)		$32,064,780

3

Short-Term Investments — 5.1%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$195	$195,451
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	1,513	1,512,605

Total Short-Term Investments (identified cost $1,708,056)		$1,708,056

Total Investments — 100.7% (identified cost $31,946,172)		$33,772,836

Other Assets, Less Liabilities — (0.7)%		$(227,342)

Net Assets — 100.0%		$33,545,494

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $24, respectively.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	16.4%	$5,507,484
Japan	13.0	4,366,388
Switzerland	10.1	3,393,342
France	6.4	2,155,260
Spain	5.5	1,829,500
Brazil	5.3	1,751,305
United States	5.1	1,708,056
Singapore	4.6	1,561,725
Russia	3.4	1,155,365
Germany	3.3	1,100,645
Italy	3.2	1,079,821
Turkey	2.7	897,410
Mexico	2.3	759,526
Netherlands	2.1	695,848
Canada	2.0	687,425
Hong Kong	1.9	628,961
Austria	1.7	555,471
Greece	1.6	548,663
Belgium	1.6	516,612
Taiwan	1.5	500,413
Poland	1.5	490,365
Czech Republic	1.0	347,822
Norway	1.0	339,671
India	0.9	317,405
South Africa	0.6	214,134
Kazakhstan	0.6	202,005
China	0.5	174,350
South Korea	0.5	149,255
New Zealand	0.4	138,609

Total Investments	100.7%	$33,772,836

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,946,172

Gross unrealized appreciation	$3,471,840
Gross unrealized depreciation	(1,645,176)

Net unrealized appreciation	$1,826,664

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,155,538	$1,537,110		$—	$2,692,648
Consumer Staples	3,415,837	895,804		—	4,311,641
Energy	2,736,270	1,163,495		—	3,899,765
Financials	2,420,218	4,840,167		—	7,260,385
Health Care	2,392,749	406,694		—	2,799,443
Industrials	1,239,525	2,345,476		—	3,585,001
Information Technology	164,970	1,636,984		—	1,801,954
Materials	2,540,312	—		—	2,540,312
Telecommunication Services	734,876	1,184,706		—	1,919,582
Utilities	934,658	319,391		—	1,254,049

Total Common Stocks	$17,734,953	$14,329,827	*	$—	$32,064,780

Short-Term Investments	$195,451	$1,512,605		$—	$1,708,056

Total Investments	$17,930,404	$15,842,432		$—	$33,772,836

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance International Income Fund as of January 31, 2010 (Unaudited)

Eaton Vance International Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $6,678,152 and the Fund owned 9.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 40.3%

	Principal
Security	Amount		Value
Australia — 0.6%
Commonwealth of Australia, 5.75%, 6/15/11	AUD	177,000	$159,787
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	135,957
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	141,299

Total Australia (identified cost $395,541)			$437,043

Belgium — 1.5%
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	$310,700
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	311,346
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	461,967

Total Belgium (identified cost $1,049,131)			$1,084,013

Brazil — 0.2%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	275,606	$142,213

Total Brazil (identified cost $126,171)			$142,213

Canada — 2.3%
Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$125,248
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	881,000	863,359
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	211,098
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	463,468

Total Canada (identified cost $1,596,086)			$1,663,173

Chile — 0.1%
Government of Chile, 2.10%, 9/1/15(1)	CLP	41,743,840	$75,707

Total Chile (identified cost $75,630)			$75,707

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$34,399

Total Congo (identified cost $25,507)			$34,399

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	41,617,040	$33,843
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	4,802,156	3,867

Total Costa Rica (identified cost $48,237)			$37,710

Czech Republic — 1.9%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,413,116

Total Czech Republic (identified cost $1,516,783)			$1,413,116

Denmark — 1.0%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$42,402
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	196,950

1

	Principal
Security	Amount		Value
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	$191,920
Kingdom of Denmark, 6.00%, 11/15/11	DKK	460,000	92,417
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	199,467

Total Denmark (identified cost $704,908)			$723,156

France — 11.0%
Government of France, 3.75%, 4/25/17	EUR	1,320,000	$1,918,522
Government of France, 4.00%, 10/25/13	EUR	905,000	1,344,418
Government of France, 4.00%, 4/25/14	EUR	570,000	848,162
Government of France, 4.25%, 10/25/23	EUR	1,920,000	2,771,460
Government of France, 5.50%, 4/25/29	EUR	745,000	1,230,896

Total France (identified cost $7,729,937)			$8,113,458

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	115,000	$119,600

Total Georgia (identified cost $79,161)			$119,600

Germany — 11.3%
Republic of Germany, 3.75%, 7/4/13	EUR	1,096,000	$1,618,364
Republic of Germany, 3.75%, 1/4/19	EUR	970,000	1,410,853
Republic of Germany, 5.00%, 1/4/12	EUR	1,700,000	2,528,217
Republic of Germany, 6.25%, 1/4/30	EUR	732,000	1,331,532
Republic of Germany, 6.50%, 7/4/27	EUR	760,000	1,401,607

Total Germany (identified cost $7,831,334)			$8,290,573

Ghana — 0.1%
Ghana Government Bond, 13.69%, 3/15/10	GHS	140,000	$97,250

Total Ghana (identified cost $145,231)			$97,250

Israel — 0.4%
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	856,698	$269,245

Total Israel (identified cost $270,245)			$269,245

Macedonia — 0.3%
Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$237,915

Total Macedonia (identified cost $165,705)			$237,915

Netherlands — 1.5%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$511,000
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	312,466
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	319,113

Total Netherlands (identified cost $1,093,189)			$1,142,579

2

	Principal
Security	Amount		Value
Poland — 0.3%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	650,417	$215,536

Total Poland (identified cost $185,479)			$215,536

South Africa — 0.8%
Republic of South Africa, 6.50%, 6/2/14	USD	540,000	$591,300

Total South Africa (identified cost $592,786)			$591,300

Sweden — 1.1%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$782,735
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	63,076

Total Sweden (identified cost $868,183)			$845,811

Turkey — 2.0%
Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	388,220	$314,363
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	538,212	410,289
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	854,908	741,958

Total Turkey (identified cost $1,110,758)			$1,466,610

United Kingdom — 3.3%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$361,831
United Kingdom Government Bond, 4.75%, 6/7/10	GBP	342,000	554,602
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	483,455
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	550,052
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	466,107

Total United Kingdom (identified cost $2,829,731)			$2,416,047

Uruguay — 0.3%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,078,839	$255,719

Total Uruguay (identified cost $217,797)			$255,719

Total Foreign Government Bonds (identified cost $28,657,530)			$29,672,173

Foreign Corporate Bonds — 0.1%

	Principal
Security	Amount		Value
Kazakhstan — 0.1%
Kazkommerts International, 7.875%, 4/7/14(3)	USD	40,000	$37,000

Total Kazakhstan (identified cost $33,538)			$37,000

Total Foreign Corporate Bonds (identified cost $33,538)			$37,000

3

Collateralized Mortgage Obligations — 7.9%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$690,074	$743,831
Federal National Mortgage Association:
Series 1991-139, Class PN, 7.50%, 10/25/21	836,887	945,659
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,472,646	2,673,605
Series 2009-62, Class WA, 5.56%, 8/25/39(4)	1,371,617	1,473,280

Total Collateralized Mortgage Obligations (identified cost $5,699,286)		$5,836,375

Mortgage Pass-Throughs — 31.2%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
6.00%, with maturity at 2016	$1,282,956	$1,382,108

		$1,382,108

Federal National Mortgage Association:
2.51%, with maturity at 2035(5)	$1,882,082	$1,946,190
4.33%, with maturity at 2035(5)	2,142,161	2,232,534
6.00%, with maturity at 2019	337,090	364,278
6.50%, with various maturities to 2036	5,162,114	5,677,487
7.00%, with various maturities to 2033	2,579,010	2,887,881
7.50%, with maturity at 2035	894,326	1,019,418
8.50%, with maturity at 2032	844,962	997,990

		$15,125,778

Government National Mortgage Association:
7.00%, with various maturities to 2035	$2,945,757	$3,285,739
8.00%, with maturity at 2016	1,247,929	1,348,157
9.00%, with various maturities to 2024	1,575,368	1,834,091

		$6,467,987

Total Mortgage Pass-Throughs (identified cost $22,343,249)		$22,975,873

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Japanese Yen Put Option	JPY 910,000	JPY 107.75	4/6/10	$1,613

Total Currency Options Purchased (identified cost $163,800)				$1,613

Short-Term Investments — 29.2%

Foreign Government Securities — 9.6%

	Principal
Security	Amount		Value
Chile — 0.3%
Chilean Government Bond, 6.00%, 7/1/10	CLP	125,000,000	$243,655

Total Chile (identified cost $259,628)			$243,655

4

	Principal
Security	Amount		Value
Egypt — 3.1%
Egypt Treasury Bill, 0.00%, 2/2/10	EGP	2,600,000	$475,634
Egypt Treasury Bill, 0.00%, 2/9/10	EGP	1,475,000	269,350
Egypt Treasury Bill, 0.00%, 2/16/10	EGP	1,850,000	337,225
Egypt Treasury Bill, 0.00%, 2/23/10	EGP	325,000	59,135
Egypt Treasury Bill, 0.00%, 3/2/10	EGP	2,800,000	508,557
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	600,000	105,441
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	500,000	86,938
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	500,000	85,414
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	950,000	161,916
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	425,000	71,935
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	525,000	88,861

Total Egypt (identified cost $2,250,636)			$2,250,406

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 2/15/10	ISK	577,000	$3,817
Iceland Treasury Bill, 0.00%, 3/15/10	ISK	3,200,000	21,050
Iceland Treasury Note, 7.00%, 3/17/10	ISK	1,965,000	13,009

Total Iceland (identified cost $37,136)			$37,876

Kazakhstan — 1.5%
Kazakhstan National Bank, 0.00%, 2/19/10	KZT	54,310,000	$366,661
Kazakhstan National Bank, 0.00%, 3/5/10	KZT	16,399,700	110,660
Kazakhstan National Bank, 0.00%, 3/12/10	KZT	78,100	527
Kazakhstan National Bank, 0.00%, 4/23/10	KZT	30,000,300	201,910
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	66,624,600	447,257

Total Kazakhstan (identified cost $1,121,226)			$1,127,015

Lebanon — 2.6%
Lebanon Treasury Bill, 0.00%, 2/4/10	LBP	136,000,000	$90,585
Lebanon Treasury Bill, 0.00%, 2/18/10	LBP	100,000,000	66,512
Lebanon Treasury Bill, 0.00%, 3/4/10	LBP	51,000,000	33,868
Lebanon Treasury Bill, 0.00%, 3/18/10	LBP	478,290,000	317,096
Lebanon Treasury Bill, 0.00%, 4/1/10	LBP	230,000,000	152,209
Lebanon Treasury Bill, 0.00%, 4/15/10	LBP	259,000,000	171,071
Lebanon Treasury Bill, 0.00%, 4/29/10	LBP	450,000,000	296,376
Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	220,000,000	144,033
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	104,600,000	68,341
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	104,680,000	68,170
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	69,800,000	45,414
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	73,000,000	46,944
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	149,400,000	95,682
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	90,970,000	58,203
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	71,460,000	45,613
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	70,000,000	44,467
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	111,780,000	70,834
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	63,320,000	42,753
Lebanon Treasury Note, 11.30%, 3/25/10	LBP	61,330,000	41,234

Total Lebanon (identified cost $1,895,194)			$1,899,405

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 3/2/10	KRW	131,300,000	$112,818
Korea Monetary Stabilization Bond, 0.00%, 4/13/10	KRW	246,600,000	211,247

5

	Principal
Security	Amount		Value
Korea Monetary Stabilization Bond, 0.00%, 4/20/10	KRW	109,670,000	$93,896

Total South Korea (identified cost $428,405)			$417,961

Sri Lanka — 1.4%
Sri Lanka Government Bond, 7.60%, 4/1/10	LKR	1,970,000	$17,168
Sri Lanka Government Bond, 15.50%, 5/15/10	LKR	6,990,000	62,192
Sri Lanka Treasury Bill, 0.00%, 2/5/10	LKR	28,540,000	248,575
Sri Lanka Treasury Bill, 0.00%, 4/9/10	LKR	7,250,000	62,302
Sri Lanka Treasury Bill, 0.00%, 4/30/10	LKR	4,450,000	38,061
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	37,550,000	320,654
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	31,660,000	265,883

Total Sri Lanka (identified cost $1,013,666)			$1,014,835

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	184,000,000	$36,695

Total Zambia (identified cost $36,568)			$36,695

Total Foreign Government Securities (identified cost $7,042,459)			$7,027,848

Repurchase Agreements(6) — 9.3%

	Principal
	Amount
Description	(000’s omitted)	Value
Barclays Bank PLC, dated 9/16/09, with an interest rate of 0.85%, collateralized by Costa Rica Government Bond with an interest rate of 9.995%, a maturity date of 8/1/20 and a market value of $1,359,697.	$1,287	$1,286,788
Citibank, dated 1/22/10, with an interest rate of 0.38%, collateralized by Turkey Government Bond with an interest rate of 7.00%, a maturity date of 9/26/16 and a market value of $2,278,222.	2,222	2,222,200
JPMorgan Chase:
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Peru Government Bond with an interest rate of 7.35%, a maturity date of 7/21/25 and a market value of $1,127,450.	1,133	1,132,500
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Uruguay Government Bond with an interest rate of 7.875%, a maturity date of 1/15/33 and a market value of $2,198,563.	2,192	2,192,000

Total Repurchase Agreements (identified cost $6,833,488)		$6,833,488

Other Securities — 10.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(7)	$4,178	$4,178,455
Eaton Vance Cash Reserves Fund, LLC, 0.11%(7)	3,429	3,428,914

Total Other Securities (identified cost $7,607,369)		$7,607,369

Total Short-Term Investments (identified cost $21,483,316)		$21,468,705

Total Investments — 108.7% (identified cost $78,380,719)		$79,991,739

6

Currency Options Written — 0.0%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Japanese Yen Call Option	JPY	1,335,000	JPY	76.40	4/6/10	$(11,388)

Total Currency Options Written (premiums received $152,300)						$(11,388)

Other Assets, Less Liabilities — (8.7)%						$(6,325,673)

Net Assets — 100.0%						$73,654,678

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

PLN	-	Polish Zloty

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMK	-	Zambian Kwacha

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $1,074,457 or 1.5% of the Portfolio’s net assets.

7

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2010.

(6)	Open repurchase agreements with no specific maturity date. Either party may terminate the agreement upon demand.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $65, respectively.

8

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/5/10	Sri Lankan Rupee 28,540,000	United States Dollar 243,204	$(5,605)
2/8/10	New Turkish Lira 180,000	United States Dollar 121,511	1,393
2/8/10	South African Rand 1,607,881	United States Dollar 219,512	8,852
2/8/10	South African Rand 3,972,582	United States Dollar 543,103	22,627
2/19/10	Euro 506,000	United States Dollar 733,396	31,859
2/26/10	Swedish Krona 2,835,000	United States Dollar 390,184	6,482
3/2/10	Chilean Peso 95,000,000	United States Dollar 185,547	4,180
4/1/10	Sri Lankan Rupee 2,044,860	United States Dollar 17,540	(158)
4/9/10	Sri Lankan Rupee 7,250,000	United States Dollar 62,232	(459)
4/30/10	Sri Lankan Rupee 4,450,000	United States Dollar 38,197	(172)
5/7/10	Sri Lankan Rupee 16,370,000	United States Dollar 139,676	(1,344)
5/7/10	Sri Lankan Rupee 19,310,000	United States Dollar 164,691	(1,655)
5/7/10	Sri Lankan Rupee 1,870,000	United States Dollar 15,956	(154)
5/17/10	Sri Lankan Rupee 7,531,725	United States Dollar 64,346	(455)
7/6/10	Chilean Peso 38,110,000	United States Dollar 77,641	4,643
7/6/10	Chilean Peso 20,600,000	United States Dollar 42,226	2,768
7/6/10	Chilean Peso 72,000,000	United States Dollar 147,014	9,101
7/16/10	Sri Lankan Rupee 31,660,000	United States Dollar 269,447	(915)
7/20/10	Kazak Tenge 22,347,800	United States Dollar 137,103	(14,852)
7/20/10	Ukrainian Hryvnia 1,377,900	United States Dollar 147,290	(10,399)
7/21/10	Kazak Tenge 22,253,300	United States Dollar 137,366	(13,951)
7/21/10	Ukrainian Hryvnia 1,360,000	United States Dollar 144,951	(10,616)
7/23/10	Kazak Tenge 22,791,200	United States Dollar 140,470	(14,515)
7/23/10	Ukrainian Hryvnia 1,395,100	United States Dollar 147,318	(12,113)

			$4,542

9

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/1/10	Zambian Kwacha 648,441,500	United States Dollar 142,458	$(256)
2/3/10	Japanese Yen 1,039,492,000	United States Dollar 11,455,341	60,699
2/3/10	Japanese Yen 21,810,000	United States Dollar 241,856	(233)
2/3/10	Russian Ruble 7,834,000	United States Dollar 264,823	(6,914)
2/4/10	Malaysian Ringgit 340,000	United States Dollar 99,021	636
2/5/10	Zambian Kwacha 480,778,492	United States Dollar 104,832	561
2/8/10	Indian Rupee 10,720,000	United States Dollar 232,035	(48)
2/8/10	New Turkish Lira 926,180	United States Dollar 624,016	(5,955)
2/8/10	Polish Zloty 1,984,344	Euro 484,364	7,553
2/8/10	Polish Zloty 560,000	Euro 136,432	2,492
2/9/10	Indian Rupee 14,860,000	United States Dollar 318,338	3,194
2/9/10	Indian Rupee 14,860,000	United States Dollar 318,201	3,331
2/10/10	Japanese Yen 1,145,514,160	United States Dollar 12,687,715	3,179
2/11/10	Mexican Peso 3,613,000	United States Dollar 282,222	(6,251)
2/11/10	Russian Ruble 13,500,000	United States Dollar 443,204	744
2/16/10	Australian Dollar 211,241	United States Dollar 194,806	(8,206)
2/16/10	Indian Rupee 15,500,000	United States Dollar 341,410	(6,365)
2/16/10	Indonesian Rupiah 1,407,370,000	United States Dollar 153,912	(3,912)
2/16/10	Israeli Shekel 340,000	United States Dollar 91,055	37
2/16/10	South Korean Won 148,400,000	United States Dollar 131,923	(4,226)
2/18/10	Colombian Peso 273,125,859	United States Dollar 136,290	1,167
2/19/10	Norwegian Krone 1,480,000	Euro 179,994	128
2/19/10	Indian Rupee 7,070,000	United States Dollar 154,806	(2,048)
2/22/10	Australian Dollar 231,800	United States Dollar 213,356	(8,723)
2/22/10	Canadian Dollar 223,019	United States Dollar 212,719	(4,149)
2/22/10	Malaysian Ringgit 564,000	United States Dollar 168,913	(3,894)
2/25/10	Norwegian Krone 2,602,500	Euro 319,290	(3,743)
2/25/10	Euro 9,110,667	United States Dollar 12,862,258	(231,074)
2/25/10	Indonesian Rupiah 2,432,000,000	United States Dollar 258,065	566

10

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/26/10	British Pound Sterling 681,444	Euro 784,057	$2,063
2/26/10	British Pound Sterling 115,349	United States Dollar 186,675	(2,323)
2/26/10	Euro 469,311	United States Dollar 659,284	(8,624)
2/26/10	Indian Rupee 4,500,000	United States Dollar 97,108	24
2/26/10	South Korean Won 215,000,000	United States Dollar 185,332	(369)
3/2/10	Brazilian Real 290,000	United States Dollar 156,503	(3,416)
3/2/10	Brazilian Real 600,831	United States Dollar 320,221	(3,051)
3/11/10	Indonesian Rupiah 1,058,000,000	United States Dollar 114,218	(1,951)
3/31/10	Indonesian Rupiah 1,958,000,000	United States Dollar 207,108	219
4/13/10	Ghanaian Cedi 251,500	United States Dollar 158,425	11,869
5/26/10	Zambian Kwacha 355,800,000	United States Dollar 60,142	16,655
5/27/10	Zambian Kwacha 332,600,000	United States Dollar 56,126	15,651
6/11/10	Zambian Kwacha 285,300,000	United States Dollar 58,946	2,456
7/20/10	Ukrainian Hryvnia 1,377,900	United States Dollar 137,104	20,585
7/21/10	Ukrainian Hryvnia 1,360,000	United States Dollar 137,374	18,193
7/23/10	Ukrainian Hryvnia 1,395,100	United States Dollar 140,919	18,512
8/19/10	Zambian Kwacha 93,650,000	United States Dollar 18,969	897
8/23/10	Zambian Kwacha 93,650,000	United States Dollar 19,093	749
9/3/10	Ukrainian Hryvnia 540,000	United States Dollar 48,214	12,055
9/28/10	Zambian Kwacha 235,100,000	United States Dollar 44,653	4,626
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	1,952
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	4,345
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	(384)

			$(100,977)

At January 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $4,807 and a payable of $23,769.

11

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
3/10	5 Euro-Bobl	Long	$879,554	$884,039	$4,485
3/10	38 Euro-Bund	Long	7,065,807	7,071,971	6,164
3/10	6 Euro-Buxl	Long	890,862	901,993	11,131
3/10	15 Euro-Schatz	Long	2,439,439	2,448,736	9,297
3/10	12 U.K. Gilt	Long	2,335,800	2,307,564	(28,236)
3/10	11 U.S. 30 Year Treasury Bond	Short	(1,329,758)	(1,306,937)	22,821
3/10	1 U.S. 5 Year Treasury Note	Short	(116,192)	(116,461)	(269)
3/10	9 U.S. Ultra Long Treasury Bond	Short	(1,111,687)	(1,119,375)	(7,688)

					$17,705

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 24 to 35 years.

•	Euro-Schatz: Medium-term debt securities issued by the Federal Republic of Germany or the Treuhandanstalt with a remaining term to maturity of 1 3/4 to 2 1/4 years.

•	U.K. Gilt: Gilt issues having a maturity of 8 1/4 to 13 years from the calendar day of the delivery month.

Interest Rate Swaps

	Notional		Portfolio
	Amount		Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Bank of America	ILS	380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(567)
Bank of America	ILS	400	Receive	3-month ILS TELBOR	4.54	1/6/15	(1,404)
JPMorgan Chase Bank	BRL	2,569	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(2,741)

							$(4,712)

BRL	-	Brazilian Real
ILS	-	Israeli Shekel

Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount*	Annual	Termination	Market Annual	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	Depreciation
Iceland	JPMorgan Chase Bank	$300	1.75%	3/20/18	6.31%	$(65,818)
Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	5.79	(22,454)
Iceland	JPMorgan Chase Bank	100	2.45	3/20/23	5.79	(20,260)

						$(108,532)

12

Credit Default Swaps — Buy Protection

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC		$200	0.44%		12/20/13	$2,585
Austria	Barclays Bank PLC		100	1.42		3/20/14	(2,547)
Brazil	Barclays Bank PLC		250	1.65		9/20/19	(1,069)
China	Barclays Bank PLC		100	1.00	(1)	3/20/15	(161)
China	Barclays Bank PLC		100	1.00	(1)	3/20/20	(640)
China	Citigroup Global Markets		100	1.00	(1)	3/20/20	(478)
China	JPMorgan Chase Bank		100	1.00	(1)	3/20/15	(209)
Greece	JPMorgan Chase Bank		4,000	0.13		9/20/17	803,408
Lebanon	Barclays Bank PLC		100	1.00	(1)	12/20/14	(1,295)
Lebanon	Citigroup Global Markets		200	1.00	(1)	12/20/14	(2,816)
Lebanon	Citigroup Global Markets		100	1.00	(1)	3/20/15	168
Lebanon	Citigroup Global Markets		150	3.30		9/20/14	(7,440)
Lebanon	Deutschebank		100	1.00	(1)	3/20/15	(101)
Malaysia	Bank of America		100	0.83		12/20/14	894
Malaysia	Barclays Bank PLC		200	0.82		12/20/14	1,882
Malaysia	Barclays Bank PLC		200	2.40		3/20/14	(11,981)
Malaysia	Citigroup Global Markets		200	2.45		3/20/14	(12,389)
Philippines	Barclays Bank PLC		72	1.00	(1)	3/20/15	675
Philippines	Barclays Bank PLC		300	1.70		12/20/14	988
Philippines	Barclays Bank PLC		200	1.84		12/20/14	(598)
Philippines	Barclays Bank PLC		100	1.85		12/20/14	(433)
Philippines	Citigroup Global Markets		100	1.84		12/20/14	(299)
Philippines	JPMorgan Chase Bank		71	1.00	(1)	3/20/15	666
Philippines	JPMorgan Chase Bank		300	1.69		12/20/14	1,127
South Africa	Bank of America		200	1.00	(1)	12/20/19	3,031
South Africa	Barclays Bank PLC		200	1.00	(1)	12/20/19	1,600
South Africa	Citigroup Global Markets		100	1.00	(1)	12/20/19	74
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	850
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(183)
Thailand	Barclays Bank PLC		200	0.97		9/20/19	4,586
Thailand	Citigroup Global Markets		200	0.86		12/20/14	1,963
Thailand	Citigroup Global Markets		100	0.95		9/20/19	2,454
Thailand	JPMorgan Chase Bank		100	0.87		12/20/14	935
Turkey	Barclays Bank PLC		540	2.12		1/20/13	(8,506)
Turkey	Citigroup Global Markets		270	2.93		9/20/19	(18,843)
iTraxx Europe Subordinated Financials 5 Year Index	Bank of America	EUR	300	1.00	(1)	12/20/14	(179)
iTraxx Europe Subordinated Financials 5 Year Index	Goldman Sachs, Inc.	EUR	300	1.00	(1)	12/20/14	(85)

							$757,634

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $500,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

13

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$74,137	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$171

					$171

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate	Floating	Fixed	Termination	Net Unrealized
Counterparty	(Currency Received)		(Currency Delivered)	Rate	Rate	Date	Depreciation
Bank of America	TRY	500,000	$333,778	3-month USD- LIBOR-BBA	10.03%	11/25/13	$(5,401)
Citigroup Global Markets	TRY	224,285	$135,274	3-month USD- LIBOR-BBA	12.10	2/15/12	(40,216)
Citigroup Global Markets	TRY	99,705	$61,699	3-month USD- LIBOR-BBA	11.95	2/15/12	(16,144)
Citigroup Global Markets	TRY	318,742	$189,727	3-month USD- LIBOR-BBA	12.46	8/14/13	(49,894)
Citigroup Global Markets	TRY	160,285	$107,272	3-month USD- LIBOR-BBA	10.05	11/6/13	(2,102)
Credit Suisse	TRY	166,085	$95,948	3-month USD- LIBOR-BBA	12.45	2/15/12	(33,961)
JPMorgan Chase Bank	TRY	60,922	$40,778	3-month USD- LIBOR-BBA	10.10	11/6/13	(861)
JPMorgan Chase Bank	TRY	402,826	$271,996	3-month USD- LIBOR-BBA	11.20	5/21/14	(18,939)

							$(167,518)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	1,335,000	$152,300

Outstanding, end of period	JPY	1,335,000	$152,300

JPY	-	Japanese Yen

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

•	Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

•	Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

•	Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

14

•	Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$827,886	$(178,784)

		$827,886	$(178,784)

Equity	Total Return Swaps	$171	$—

		$171	$—

Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	$311,850	$(427,247)
Foreign Exchange	Purchased Options	1,613	—
Foreign Exchange	Written Options	—	(11,388)

		$313,463	$(438,635)

Interest Rate	Cross-Currency Swaps	$—	$(167,518)
Interest Rate	Futures Contracts*	53,898	(36,193)
Interest Rate	Interest Rate Swaps	—	(4,712)

Total		$53,898	$(208,423)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,489,246

Gross unrealized appreciation	$2,467,418
Gross unrealized depreciation	(964,925)

Net unrealized appreciation	$1,502,493

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$29,672,173	$—	$29,672,173
Foreign Corporate Bonds	—	37,000	—	37,000
Collateralized Mortgage Obligations	—	5,836,375	—	5,836,375
Mortgage Pass-Throughs	—	22,975,873	—	22,975,873
Currency Options Purchased	—	1,613	—	1,613
Short-Term Investments	4,178,455	17,290,250	—	21,468,705

Total Investments	$4,178,455	$75,813,284	$—	$79,991,739

Forward Foreign Currency Exchange Contracts	$—	$311,850	$—	$311,850
Swaps Contracts	—	828,057	—	828,057
Futures Contracts	53,898	—	—	53,898

Total	$4,232,353	$76,953,191	$—	$81,185,544

Liability Description

Currency Options Written	$—	$(11,388)	$—	$(11,388)
Forward Foreign Currency Exchange Contracts	—	(427,247)	—	(427,247)
Swaps Contracts	—	(351,014)	—	(351,014)
Futures Contracts	(36,193)	—	—	(36,193)

Total	$(36,193)	$(789,649)	$—	$(825,842)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Eaton Vance Low Duration Fund as of January 31, 2010 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2010, the Fund owned 90.8% of Investment Portfolio’s outstanding interests, 0.7% of Floating Rate Portfolio’s outstanding interests and 3.2% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Investment Portfolio (identified cost, $397,011,568)	$404,141,110	86.1%

Floating Rate Portfolio (identified cost, $28,390,147)	32,133,302	6.9%

Government Obligations Portfolio (identified cost, $30,597,775)	31,554,059	6.7%

Total Investments in Affiliated Portfolios (identified cost $455,999,490)	$467,828,471	99.7%

Other Assets, Less Liabilities	$1,461,085	0.3%

Net Assets	$469,289,556	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2010 and October 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Investment Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio and Government Obligations Portfolio at January 31, 2010 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Investment Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 57.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.509%, with various maturities to 2037(1)	$3,446	$3,545,624
2.522%, with various maturities to 2022(1)	5,430	5,555,004
2.661%, with maturity at 2035(1)	8,818	9,048,742
2.932%, with maturity at 2035(1)	6,361	6,533,946
3.125%, with maturity at 2034(1)	3,103	3,188,250
3.138%, with maturity at 2020(1)	1,310	1,337,824
3.279%, with maturity at 2023(1)	2,759	2,828,063
3.361%, with maturity at 2032(1)	2,591	2,656,068
3.404%, with maturity at 2029(1)	1,858	1,901,271
3.671%, with maturity at 2022(1)	613	634,772
3.842%, with maturity at 2034(1)	1,395	1,453,761
4.098%, with maturity at 2037(1)	3,352	3,493,473
4.268%, with maturity at 2025(1)	2,422	2,523,764
4.314%, with maturity at 2030(1)	2,465	2,569,345
4.50%, with maturity at 2018	7,371	7,763,828
5.00%, with maturity at 2014	1,437	1,520,793
5.50%, with various maturities to 2017	1,576	1,693,686
5.793%, with maturity at 2032(1)	1,080	1,117,541
6.00%, with various maturities to 2035(2)	20,529	22,189,178
6.50%, with various maturities to 2030	1,156	1,260,402
7.00%, with various maturities to 2035	3,109	3,484,860
7.50%, with various maturities to 2017	2,357	2,541,716
8.00%, with various maturities to 2025	639	719,993
9.25%, with maturity at 2017	8	8,840

		$89,570,744

Federal National Mortgage Association:
2.509%, with various maturities to 2035(1)	$7,151	$7,393,361
2.522%, with maturity at 2032(1)	3,328	3,436,767
2.965%, with maturity at 2031(1)	6,642	6,828,598
2.974%, with maturity at 2037(1)	7,646	7,923,610
3.080%, with maturity at 2018(1)	115	117,468
3.175%, with maturity at 2031(1)	9,337	9,560,800
3.243%, with maturity at 2036(1)	845	868,862
3.295%, with maturity at 2019(1)	3,286	3,374,102
3.344%, with various maturities to 2027(1)	1,157	1,192,109
3.356%, with maturity at 2018(1)	741	757,650
3.376%, with maturity at 2020(1)	1,143	1,172,905
3.387%, with maturity at 2030(1)	2,155	2,245,657
3.503%, with maturity at 2030(1)	1,532	1,583,248
3.600%, with maturity at 2036(1)	3,127	3,210,130
3.645%, with maturity at 2030(1)	5,737	5,979,102
3.847%, with maturity at 2029(1)	695	715,061
3.851%, with maturity at 2040(1)	2,378	2,473,790
3.860%, with maturity at 2034(1)	9,538	9,935,584
3.925%, with maturity at 2036(1)	882	905,208
3.942%, with maturity at 2034(1)	6,170	6,429,871
3.952%, with maturity at 2018(1)	96	98,021
3.977%, with maturity at 2021(1)	1,593	1,660,262
4.005%, with maturity at 2035(1)	4,165	4,340,661
4.104%, with maturity at 2033(1)	2,230	2,324,096
4.326%, with maturity at 2035(1)	2,986	3,112,416
4.334%, with maturity at 2036(1)	5,061	5,274,862
4.477%, with maturity at 2021(1)	2,500	2,593,444

1

	Principal
	Amount
Security	(000’s omitted)	Value
4.50%, with various maturities to 2018	$25,668	$26,966,669
4.859%, with maturity at 2034(1)	6,914	7,205,780
5.00%, with various maturities to 2018	2,516	2,675,379
5.009%, with maturity at 2034(1)	2,408	2,509,684
5.50%, with various maturities to 2017	5,827	6,249,091
6.00%, with various maturities to 2031	7,154	7,718,378
6.319%, with maturity at 2032(1)	939	978,854
6.50%, with various maturities to 2019	2,260	2,413,120
7.00%, with various maturities to 2033	7,004	7,773,466
8.00%, with maturity at 2023	234	269,262
9.00%, with maturity at 2011	3	3,148
9.50%, with maturity at 2022	898	1,060,893
9.506%, with maturity at 2018(3)	572	660,756

		$161,992,125

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$1,280	$1,318,893
8.25%, with maturity at 2020	417	479,900
9.00%, with maturity at 2017	458	524,649

		$2,323,442

Total Mortgage Pass-Throughs (identified cost $248,501,150)		$253,886,311

Collateralized Mortgage Obligations — 5.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.744%, 10/15/22(4)	$131	$127,695
Series 2135, Class JZ, 6.00%, 3/15/29	7,381	7,968,803

		$8,096,498

Federal National Mortgage Association:
Series G93-17, Class FA, 1.25%, 4/25/23(4)	$273	$277,359
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,272	1,390,334
Series G97-4, Class FA, 1.05%, 6/17/27(4)	888	899,328
Series 296, (Interest Only), Class 2, 7.156%, 4/1/24(5)	3,926	938,499
Series 1993-203, Class PL, 6.50%, 10/25/23	1,652	1,812,548
Series 1993-250, Class Z, 7.00%, 12/25/23	485	532,330
Series 1994-14, Class F, 3.694%, 10/25/23(4)	1,621	1,671,121
Series 2001-4, Class GA, 10.018%, 4/17/25(3)	320	369,836
Series 2009-48, Class WA, 5.84%, 7/25/39(3)	3,362	3,629,829
Series 2009-62, Class WA, 5.559%, 8/25/39(3)	4,572	4,910,933

		$16,432,117

Government National Mortgage Association:
Series 2000-30, Class F, 0.783%, 12/16/22(4)	$1,599	$1,613,224

Total Collateralized Mortgage Obligations (identified cost $25,375,312)		$26,141,839

Commercial Mortgage-Backed Securities — 6.3%

	Principal
	Amount
Security	(000’s omitted)	Value

BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$3,500	$3,516,292
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	2,959	2,975,174
CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	3,380	3,461,075

2

	Principal
	Amount
Security	(000’s omitted)	Value
CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	$3,100	$3,110,330
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	842	851,305
GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	558	573,553
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	7,000	7,100,036
LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	1,840	1,844,686
MLMT, Series 2006-C2, Class A1, 5.601%, 8/12/43	331	335,953
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	4,400	4,467,001

Total Commercial Mortgage-Backed Securities (identified cost $28,037,318)		$28,235,405

U.S. Government Agency Obligations — 18.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Bank:
5.365%, with maturity at 2024	$8,000	$8,972,088
5.375%, with various maturities to 2024	13,635	15,148,431
5.75%, with maturity at 2026	12,000	13,645,836

		$37,766,355

United States Agency for International Development - Israel:
0.00%, with various maturities to 2021	$35,890	$23,549,080
5.50%, with maturity at 2024	17,000	18,801,286

		$42,350,366

Total U.S. Government Agency Obligations (identified cost $79,088,569)		$80,116,721

U.S. Treasury Obligations — 6.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Notes, 1.375%, 9/15/12	$30,000	$30,142,980

Total U.S. Treasury Obligations (identified cost $29,918,911)		$30,142,980

Short-Term Investments — 9.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(6)	$21,399	$21,399,200
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)	19,889	19,889,228

Total Short-Term Investments (identified cost $41,288,428)		$41,288,428

Total Investments — 103.3% (identified cost $452,209,688)		$459,811,684

Other Assets, Less Liabilities — (3.3)%		$(14,778,634)

Net Assets — 100.0%		$445,033,050

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	CS First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

(1)		Adjustable rate mortgage.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(5)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $377, respectively.

4

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	590 U.S. 30 Year Treasury Bond	Short	$(70,374,419)	$(70,099,375)	$275,044
3/10	150 U.S. 10 Year Treasury Note	Short	(17,751,038)	(17,723,438)	27,600

					$302,644

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $302,644.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$452,726,914

Gross unrealized appreciation	$7,473,809
Gross unrealized depreciation	(389,039)

Net unrealized appreciation	$7,084,770

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$253,886,311	$—	$253,886,311
Collateralized Mortgage Obligations	—	26,141,839	—	26,141,839
Commercial Mortgage-Backed Securities	—	28,235,405	—	28,235,405
U.S. Government Agency Obligations	—	80,116,721	—	80,116,721
U.S. Treasury Obligations	—	30,142,980	—	30,142,980
Short-Term Investments	21,399,200	19,889,228	—	41,288,428

Total Investments	$21,399,200	$438,412,484	$—	$459,811,684

Futures Contracts	$302,644	$—	$—	$302,644

Total	$21,701,844	$438,412,484	$—	$460,114,328

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Strategic Income Fund as of January 31, 2010 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2010, the Fund owned 7.1% of Boston Income Portfolio’s outstanding interests, 84.4% of Emerging Markets Local Income Portfolio’s outstanding interests, 15.8% of Floating Rate Portfolio’s outstanding interests, 33.3% of Global Macro Portfolio’s outstanding interests, 88.8% of Global Opportunities Portfolio’s outstanding interests, 17.6% of High Income Opportunities Portfolio’s outstanding interests, 80.0% of International Income Portfolio’s outstanding interests, and 5.4% of Investment Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2010 is set forth below.

Eaton Vance Strategic Income Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 98.5%

Security	Value
Boston Income Portfolio (identified cost, $151,805,171)	$181,451,022
Emerging Markets Local Income Portfolio (identified cost, $96,755,154)	100,449,765
Floating Rate Portfolio (identified cost, $705,190,865)	736,770,003
Global Macro Portfolio (identified cost, $735,336,718)	771,615,389
Global Opportunities Portfolio (identified cost, $365,187,019)	371,884,841
High Income Opportunities Portfolio (identified cost, $111,672,449)	137,424,792
International Income Portfolio (identified cost, $56,741,138)	58,930,199
Investment Portfolio (identified cost, $23,481,363)	24,139,255

Total Investments in Affiliated Portfolios (identified cost $2,246,169,877)	$2,382,665,266

Short-Term Investments — 1.6%

	Principal
Description	Amount	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/10	$39,551,398	$39,551,398

Total Short-Term Investments (identified cost $39,551,398)		$39,551,398

Total Investments — 100.1% (identified cost $2,285,721,275)		$2,422,216,664

Securities Sold Short — (0.9)%

	Principal
Security	Amount	Value
U.S. Treasury Obligations — (0.9)%
U. S. Treasury Bond, 4.25%, 5/15/39	$(18,250,000)	$(17,491,494)
U. S. Treasury Bond, 4.50%, 8/15/39	(4,500,000)	(4,495,784)

Total U.S. Treasury Obligations (proceeds $21,774,971)		$(21,987,278)

Total Securities Sold Short (proceeds $21,774,971)		$(21,987,278)

Other Assets, Less Liabilities — 0.8%		$20,102,953

Net Assets — 100.0%		$2,420,332,339

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

1

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/3/10	Euro 42,900,000	United States Dollar 60,715,512	$1,234,854
2/25/10	Japanese Yen 1,269,800,000	United States Dollar 14,030,939	(37,566)

			$1,197,288

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/4/10	Indian Rupee 578,690,000	United States Dollar 12,523,047	$7,263
2/4/10	Indian Rupee 518,380,000	United States Dollar 11,358,019	(133,595)
2/4/10	Russian Ruble 359,100,000	United States Dollar 11,806,674	13,880
2/10/10	Mexican Peso 154,212,000	United States Dollar 11,926,221	(145,770)
2/10/10	Norwegian Krone 68,300,000	Euro 8,314,464	(667)
2/10/10	Polish Zloty 70,043,000	Euro 17,203,665	115,244
2/11/10	South Korean Won 13,725,000,000	United States Dollar 11,919,236	(107,613)
2/25/10	Indonesian Rupiah 112,906,000,000	United States Dollar 12,081,969	(75,026)
3/2/10	Brazilian Real 44,305,250	United States Dollar 23,796,508	(408,406)

			$(734,690)

At January 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $473,537 and a payable of $1,706,605.

At January 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was 1,844,778 and 2,615,248, respectively.

The cost and unrealized appreciation (depreciation) of investments in unaffiliated securities of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,551,398

Gross unrealized appreciation	$—
Gross unrealized depreciation	—

Net unrealized depreciation	$—

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in Affiliated Portfolios	$2,382,665,266	$—	$—	$2,382,665,266
Short-Term Investments	—	39,551,398	—	39,551,398

Total Investments	$2,382,665,266	$39,551,398	$—	$2,422,216,664

Forward Foreign Currency Exchange Contracts	$—	$1,844,778	$—	$1,844,778

Total	$2,382,665,266	$41,396,176	$—	$2,424,061,442

Liability Description

Securities Sold Short	$—	$(21,987,278)	$—	$(21,987,278)
Forward Foreign Currency Exchange Contracts	—	(2,615,248)	—	(2,615,248)

Total	$—	$(24,602,526)	$—	$(24,602,526)

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a portfolio of investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

Eaton Vance Global Macro Absolute Return Fund as of January 31, 2010 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $1,330,489,944 and the Fund owned 57.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 6.6%

	Principal
Security	Amount		Value
Brazil — 0.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,497,876	$6,448,940

Total Brazil (identified cost $5,729,723)			$6,448,940

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	2,128,000	$1,133,160

Total Congo (identified cost $840,243)			$1,133,160

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	2,265,350,098	$1,842,185
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	265,416,435	213,747

Total Costa Rica (identified cost $2,630,016)			$2,055,932

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	4,764,000	$4,954,560

Total Georgia (identified cost $3,471,589)			$4,954,560

Ghana — 0.2%
Ghana Government Bond, 13.00%, 8/2/10	GHS	600,000	$405,369
Ghana Government Bond, 13.50%, 3/30/10	GHS	980,000	678,596
Ghana Government Bond, 13.67%, 6/11/12(2)	GHS	4,300,000	2,657,636
Ghana Government Bond, 13.69%, 3/15/10	GHS	1,900,000	1,319,822

Total Ghana (identified cost $8,304,637)			$5,061,423

Israel — 0.6%
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	44,712,247	$14,052,280

Total Israel (identified cost $14,041,085)			$14,052,280

Macedonia — 0.4%
Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$8,256,888

Total Macedonia (identified cost $5,741,514)			$8,256,888

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	30,020,472	$9,948,235

Total Poland (identified cost $8,560,240)			$9,948,235

South Africa — 1.5%
Republic of South Africa, 6.50%, 6/2/14	USD	31,131,000	$34,088,445

Total South Africa (identified cost $34,188,773)			$34,088,445

1

	Principal
Security	Amount		Value
Turkey — 2.5%
Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	13,115,550	$10,620,375
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	21,143,133	16,117,798
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	36,654,596	31,811,806

Total Turkey (identified cost $44,201,378)			$58,549,979

Uruguay — 0.4%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	171,448,915	$8,632,425

Total Uruguay (identified cost $7,401,579)			$8,632,425

Total Foreign Government Bonds (identified cost $135,110,777)			$153,182,267

Foreign Corporate Bonds & Notes — 0.2%

	Principal
Security	Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(1)	USD	3,490,651	$3,661,722

Total Chile (identified cost $3,000,000)			$3,661,722

Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12(3)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(3)	USD	2,000,000	10,000

Total Indonesia (identified cost $3,225,529)			$30,000

Kazakhstan — 0.1%
Kazkommerts International, 7.875%, 4/7/14(4)	USD	1,670,000	$1,544,750

Total Kazakhstan (identified cost $1,400,205)			$1,544,750

Total Foreign Corporate Bonds & Notes (identified cost $7,625,734)			$5,236,472

Debt Obligations — United States — 56.0%

Corporate Bonds & Notes — 0.1%

	Principal
Security	Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$624,900
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,013,132

Total Corporate Bonds & Notes (identified cost $1,528,708)		$1,638,032

Collateralized Mortgage Obligations — 5.7%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$422,657	$477,130
Series 1548, Class Z, 7.00%, 7/15/23	538,782	571,701

2

	Principal
Security	Amount	Value
Series 1650, Class K, 6.50%, 1/15/24	$3,433,317	$3,738,553
Series 1817, Class Z, 6.50%, 2/15/26	468,828	506,146
Series 1927, Class ZA, 6.50%, 1/15/27	1,777,053	1,875,041
Series 2127, Class PG, 6.25%, 2/15/29	2,177,450	2,347,072

		$9,515,643

Federal National Mortgage Association:
Series 1992-180, Class F, 1.40%, 10/25/22(5)	$1,819,734	$1,855,773
Series 1993-16, Class Z, 7.50%, 2/25/23	1,765,336	1,998,669
Series 1993-79, Class PL, 7.00%, 6/25/23	1,324,345	1,489,454
Series 1993-104, Class ZB, 6.50%, 7/25/23	552,571	610,621
Series 1993-121, Class Z, 7.00%, 7/25/23	8,350,570	9,392,515
Series 1993-141, Class Z, 7.00%, 8/25/23	1,376,382	1,553,955
Series 1994-42, Class ZQ, 7.00%, 4/25/24	8,445,498	9,510,050
Series 1994-79, Class Z, 7.00%, 4/25/24	1,648,592	1,855,915
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,129,672	1,301,758
Series 1996-35, Class Z, 7.00%, 7/25/26	433,542	488,716
Series 1998-16, Class H, 7.00%, 4/18/28	1,127,645	1,278,550
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,840,070	2,019,201
Series 1999-25, Class Z, 6.00%, 6/25/29	3,656,408	3,977,759
Series 2000-2, Class ZE, 7.50%, 2/25/30	494,690	563,830
Series 2000-49, Class A, 8.00%, 3/18/27	1,418,897	1,645,566
Series 2001-31, Class ZA, 6.00%, 7/25/31	20,103,689	21,737,574
Series 2001-37, Class GA, 8.00%, 7/25/16	162,038	177,683
Series 2009-48, Class WA, 5.84%, 7/25/39(6)	17,721,431	19,134,530
Series G48, Class Z, 7.10%, 12/25/21	1,373,120	1,524,989
Series G92-60, Class Z, 7.00%, 10/25/22	3,683,758	4,081,138
Series G93-1, Class K, 6.675%, 1/25/23	1,982,057	2,200,456
Series G93-31, Class PN, 7.00%, 9/25/23	6,296,662	7,011,431
Series G93-41, Class ZQ, 7.00%, 12/25/23	12,632,203	14,065,545

		$109,475,678

Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	$1,121,587	$1,232,092
Series 1999-42, Class Z, 8.00%, 11/16/29	2,892,565	3,233,256
Series 2001-21, Class Z, 9.00%, 3/16/30	4,179,667	5,007,133
Series 2001-35, Class K, 6.45%, 10/26/23	463,045	505,145
Series 2002-48, Class OC, 6.00%, 9/16/30	3,811,298	3,980,753

		$13,958,379

Total Collateralized Mortgage Obligations (identified cost $127,871,371)		$132,949,700

Commercial Mortgage-Backed Securities — 1.0%

	Principal
Security	Amount	Value
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44(6)	$9,960,000	$8,895,639
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(6)	7,000,000	7,187,909
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(6)	6,000,000	6,089,344

Total Commercial Mortgage-Backed Securities (identified cost $22,656,292)		$22,172,892

Mortgage Pass-Throughs — 41.0%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
2.932%, with maturity at 2035(7)	$8,710,351	$8,946,480
3.404%, with maturity at 2029(7)	1,858,252	1,901,271

3

	Principal
Security	Amount	Value
4.179%, with maturity at 2023(7)	$711,970	$742,006
4.314%, with maturity at 2030(7)	2,482,889	2,587,637
4.50%, with maturity at 2018	7,371,172	7,763,828
5.00%, with various maturities to 2019	9,852,209	10,536,403
5.50%, with various maturities to 2013	9,070,053	9,709,417
6.00%, with various maturities to 2035(8)	72,245,136	78,280,249
6.50%, with various maturities to 2033	29,703,460	32,684,292
6.60%, with maturity at 2030	3,663,000	4,038,846
7.00%, with various maturities to 2035	45,950,280	51,395,485
7.31%, with maturity at 2026	422,612	481,075
7.50%, with various maturities to 2035	39,814,880	45,322,735
7.95%, with maturity at 2022	600,900	690,659
8.00%, with various maturities to 2031	8,249,350	9,574,770
8.15%, with maturity at 2021	336,755	391,575
8.30%, with maturity at 2021	159,008	177,681
8.47%, with maturity at 2018	267,370	303,829
8.50%, with various maturities to 2028	1,732,746	2,022,190
9.00%, with various maturities to 2027	3,333,513	3,918,330
9.50%, with various maturities to 2027	323,888	379,634
9.75%, with various maturities to 2020	7,872	9,092
10.00%, with various maturities to 2020	1,160,729	1,333,189
10.50%, with maturity at 2021	558,197	656,446
11.00%, with maturity at 2016	820,067	940,670
13.25%, with maturity at 2013	800	848

		$274,788,637

Federal National Mortgage Association:
2.509%, with various maturities to 2035(7)	$33,107,341	$34,205,387
2.522%, with various maturities to 2033(7)	29,179,113	30,055,696
2.659%, with maturity at 2025(7)	1,927,791	1,992,021
2.756%, with maturity at 2028(7)	331,544	341,589
2.83%, with maturity at 2035(7)	7,349,053	7,570,120
2.859%, with maturity at 2024(7)	1,662,126	1,726,430
3.344%, with maturity at 2022(7)	3,455,134	3,542,041
3.763%, with maturity at 2023(7)	182,161	189,846
3.86%, with maturity at 2034(7)	5,282,583	5,502,919
4.005%, with maturity at 2035(7)	19,205,048	20,015,270
4.326%, with maturity at 2035(7)	14,369,059	14,975,261
4.50%, with various maturities to 2018	9,216,395	9,713,823
5.00%, with various maturities to 2018(8)	26,131,564	27,956,375
5.50%, with various maturities to 2018	4,094,982	4,411,837
6.00%, with various maturities to 2033	14,730,579	15,943,468
6.319%, with maturity at 2032(7)	6,125,411	6,383,829
6.50%, with various maturities to 2040	142,509,354	155,214,772
6.864%, with maturity at 2025(7)	696,004	737,656
7.00%, with various maturities to 2035(8)	111,989,478	124,883,570
7.50%, with various maturities to 2034	28,686,834	32,255,515
8.00%, with various maturities to 2030	10,388,173	11,985,813
8.50%, with various maturities to 2037	17,048,786	20,117,014
9.00%, with various maturities to 2032	3,046,281	3,514,543
9.036%, with maturity at 2028(6)	963,473	1,117,639
9.50%, with various maturities to 2031	4,989,339	5,935,161
10.50%, with maturity at 2029	526,671	635,159
11.00%, with maturity at 2016	55,638	61,797
11.017%, with maturity at 2027(6)	980,140	1,142,610
11.50%, with maturity at 2031	730,669	916,668

		$543,043,829

Government National Mortgage Association:
3.125%, with maturity at 2024(7)	$808,278	$835,490
6.50%, with various maturities to 2032	6,353,882	6,988,555

4

	Principal
Security	Amount	Value
7.00%, with various maturities to 2035	$63,050,819	$70,671,695
7.50%, with various maturities to 2031	10,685,151	12,158,014
7.75%, with maturity at 2019	39,917	45,606
8.00%, with various maturities to 2034	30,782,405	35,260,742
8.30%, with various maturities to 2020	201,753	228,192
8.50%, with various maturities to 2021	1,927,857	2,188,802
9.00%, with various maturities to 2025	631,442	738,124
9.50%, with various maturities to 2026	2,121,432	2,579,717

		$131,694,937

Total Mortgage Pass-Throughs (identified cost $922,270,019)		$949,527,403

U.S. Government Agency Obligations — 3.4%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Bank:
5.365%, with maturity at 2024	$6,700,000	$7,514,124
5.375%, with various maturities to 2024	22,000,000	24,437,422
5.75%, with maturity at 2026	14,850,000	16,886,722

		$48,838,268

United States Agency for International Development - Israel,
5.50%, with various maturities to 2024	$27,500,000	$30,403,250

		$30,403,250

Total U.S. Government Agency Obligations (identified cost $78,632,809)		$79,241,518

U.S. Treasury Obligations — 4.8%

	Principal
Security	Amount	Value
United States Treasury Bond, 7.88%, 2/15/21(8)	$1,500,000	$2,052,188
United States Treasury Notes, 4.63%, 7/31/12	50,000,000	54,359,400
United States Treasury Notes, 4.88%, 2/15/12	50,000,000	54,078,150

Total U.S. Treasury Obligations (identified cost $110,015,530)		$110,489,738

Total Debt Obligations — United States (identified cost $1,262,974,729)		$1,296,019,283

Common Stocks — 0.0%

Security	Shares	Value
China — 0.0%
APP China	8,155	$326,200

Total China (identified cost $1,522,635)		$326,200

Total Common Stocks (identified cost $1,522,635)		$326,200

5

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	18,447	EUR	1.41	4/29/10	$822,284
Japanese Yen Put Option	JPY	2,857,000	JPY	106.91	4/8/10	6,014

Total Currency Options Purchased (identified cost $987,347)						$828,298

Short-Term Investments — 44.6%

Foreign Government Securities — 17.3%

	Principal
	Amount
Security	(000’s omitted)		Value
Chile — 0.6%
Chilean Government Bond, 6.00%, 7/1/10	CLP	7,215,000	$14,063,750

Total Chile (identified cost $14,982,559)			$14,063,750

Egypt — 5.9%
Egypt Treasury Bill, 0.00%, 2/2/10	EGP	87,525	$16,011,470
Egypt Treasury Bill, 0.00%, 2/9/10	EGP	84,450	15,421,435
Egypt Treasury Bill, 0.00%, 2/16/10	EGP	70,175	12,791,753
Egypt Treasury Bill, 0.00%, 2/23/10	EGP	53,500	9,734,602
Egypt Treasury Bill, 0.00%, 3/2/10	EGP	116,475	21,155,078
Egypt Treasury Bill, 0.00%, 3/23/10	EGP	20,950	3,784,475
Egypt Treasury Bill, 0.00%, 3/30/10	EGP	56,925	10,264,416
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	16,825	2,956,736
Egypt Treasury Bill, 0.00%, 7/13/10	EGP	74,000	12,949,865
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	18,950	3,294,959
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	16,700	2,852,812
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	87,500	14,913,266
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	14,250	2,411,953
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	19,400	3,283,641
Egypt Treasury Bill, 0.00%, 1/11/11	EGP	25,000	4,134,446

Total Egypt (identified cost $136,030,395)			$135,960,907

Iceland — 0.5%
Iceland Treasury Bill, 0.00%, 2/15/10	ISK	180,870	$1,196,576
Iceland Treasury Bill, 0.00%, 3/15/10	ISK	700,700	4,609,333
Iceland Treasury Note, 7.00%, 3/17/10	ISK	743,684	4,923,282

Total Iceland (identified cost $10,641,159)			$10,729,191

Kazakhstan — 2.3%
Kazakhstan National Bank, 0.00%, 2/19/10	KZT	2,220,750	$14,992,875
Kazakhstan National Bank, 0.00%, 3/5/10	KZT	826,467	5,576,739
Kazakhstan National Bank, 0.00%, 3/12/10	KZT	3,937	26,560
Kazakhstan National Bank, 0.00%, 4/23/10	KZT	2,658,019	17,889,150
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	2,145,212	14,401,020

Total Kazakhstan (identified cost $52,679,188)			$52,886,344

Lebanon — 5.0%
Lebanon Treasury Bill, 0.00%, 2/4/10	LBP	4,480,000	$2,983,970
Lebanon Treasury Bill, 0.00%, 2/18/10	LBP	3,379,000	2,247,435

6

	Principal
	Amount
Security	(000’s omitted)		Value
Lebanon Treasury Bill, 0.00%, 3/4/10	LBP	2,878,000	$1,911,238
Lebanon Treasury Bill, 0.00%, 3/11/10	LBP	7,500,000	4,972,293
Lebanon Treasury Bill, 0.00%, 3/18/10	LBP	15,127,980	10,029,533
Lebanon Treasury Bill, 0.00%, 4/1/10	LBP	7,675,000	5,079,157
Lebanon Treasury Bill, 0.00%, 4/15/10	LBP	10,544,000	6,964,380
Lebanon Treasury Bill, 0.00%, 4/29/10	LBP	18,810,000	12,388,525
Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	19,520,000	12,779,648
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	11,433,000	7,469,814
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	12,690,060	8,264,058
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	24,880,900	16,188,089
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	2,682,000	1,724,720
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	6,760,200	4,329,501
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	3,897,910	2,493,909
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	2,439,470	1,557,115
Lebanon Treasury Bill, 0.00%, 12/2/10	LBP	2,500,000	1,591,953
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	2,350,000	1,492,818
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	3,487,360	2,209,924
Lebanon Treasury Bill, 0.00%, 1/13/11	LBP	3,150,000	1,991,207
Lebanon Treasury Note, 8.40%, 7/15/10	LBP	4,000,000	2,704,124
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	2,161,210	1,459,225
Lebanon Treasury Note, 11.30%, 3/25/10	LBP	1,991,410	1,338,873
Lebanon Treasury Note, 11.30%, 4/8/10	LBP	2,200,000	1,482,552

Total Lebanon (identified cost $115,450,199)			$115,654,061

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 3/2/10	KRW	5,534,260	$4,755,264
Korea Monetary Stabilization Bond, 0.00%, 4/13/10	KRW	7,990,140	6,844,663
Korea Monetary Stabilization Bond, 0.00%, 4/20/10	KRW	3,575,030	3,060,817

Total South Korea (identified cost $15,005,918)			$14,660,744

Sri Lanka — 2.4%
Sri Lanka Government Bond, 7.60%, 4/1/10	LKR	189,310	$1,649,756
Sri Lanka Government Bond, 15.50%, 5/15/10	LKR	766,310	6,818,044
Sri Lanka Treasury Bill, 0.00%, 2/5/10	LKR	980,450	8,539,450
Sri Lanka Treasury Bill, 0.00%, 4/9/10	LKR	590,820	5,077,136
Sri Lanka Treasury Bill, 0.00%, 4/30/10	LKR	59,560	509,416
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	1,083,150	9,249,430
Sri Lanka Treasury Bill, 0.00%, 5/14/10	LKR	58,810	501,391
Sri Lanka Treasury Bill, 0.00%, 7/9/10	LKR	1,170,980	9,851,552
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	1,621,010	13,613,373

Total Sri Lanka (identified cost $55,772,441)			$55,809,548

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	3,398,000	$677,663

Total Zambia (identified cost $675,310)			$677,663

Total Foreign Government Securities (identified cost $401,237,169)			$400,442,208

7

Repurchase Agreements(9) — 11.3%

	Principal
	Amount
Description	(000’s omitted)	Value
Barclays Bank PLC:
Dated 8/20/09, with an interest rate of 0.70%, collateralized by Philippines Government Bond with an interest rate of 9.375%, a maturity date of 1/18/17 and a market value of $3,132,812.	$2,972	$2,972,156
Dated 9/16/09, with an interest rate of 0.85%, collateralized by Costa Rica Government Bond with an interest rate of 9.995%, a maturity date of 8/1/20 and a market value of $5,438,789.	5,147	5,147,152
Dated 12/14/09, with an interest rate of 0.65%, collateralized by El Salvador Government Bond with an interest rate of 7.65%, a maturity date of 6/15/35 and a market value of $5,147,182.	4,872	4,871,641
Dated 1/21/10, with an interest rate of 0.50%, collateralized by Venezuela Government Bond with an interest rate of 8.50%, a maturity date of 10/8/14 and a market value of $8,514,444.	8,431	8,430,586
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Brazil Government Bond with an interest rate of 7.125%, a maturity date of 1/20/37 and a market value of $22,189,583.	21,901	21,900,550
Citibank:
Dated 1/15/10 with an interest rate of 0.38%, collateralized by Venezuela Government Bond with an interest rate of 8.25%, a maturity date of 10/13/24 and a market value of $8,801,271.	9,311	9,310,600
Dated 1/20/10 with an interest rate of 0.38%, collateralized by Turkey Government Bond with an interest rate of 7.50%, a maturity date of 7/14/17 and a market value of $5,723,958.	5,798	5,797,500
Dated 1/22/10 with an interest rate of 0.38%, collateralized by Serbia Government Bond with an interest rate of 0.75%, a maturity date of 11/1/24 and a market value of $38,386,053.	37,575	37,575,310
Dated 1/22/10, with an interest rate of 0.38%, collateralized by Turkey Government Bond with an interest rate of 11.00%, a maturity date of 1/14/13 and a market value of $24,976,449.	24,717	24,716,958
Dated 1/22/10, with an interest rate of 0.38%, collateralized by Turkey Government Bond with an interest rate of 7.50%, a maturity date of 7/14/17 and a market value of $5,723,958.	5,827	5,827,000
Dated 1/22/10, with an interest rate of 0.38%, collateralized by Ukraine Government Bond with an interest rate of 6.75%, a maturity date of 11/14/17 and a market value of $10,318,200.	10,242	10,242,000
Dated 1/22/10, with an interest rate of 0.55%, collateralized by Dominican Republic Government Bond with an interest rate of 9.50%, a maturity date of 9/27/11 and a market value of $10,456,271.	10,402	10,401,601
Dated 1/28/10, with an interest rate of 0.55%, collateralized by Dominican Republic Government Bond with an interest rate of 9.50%, a maturity date of 9/27/11 and a market value of $5,228,137.	5,072	5,072,054
JPMorgan Chase:
Dated 11/12/09, with an interest rate of 0.45%, collateralized by Brazil Government Bond with an interest rate of 10.125%, a maturity date of 5/15/27 and a market value of $5,834,375.	5,960	5,960,000
Dated 12/15/09, with an interest rate of 0.45%, collateralized by South Africa Government Bond with an interest rate of 5.875%, a maturity date of 5/30/22 and a market value of $6,252,104.	6,210	6,210,000
Dated 12/18/09, with an interest rate of 0.45%, collateralized by Colombia Government Bond with an interest rate of 8.125%, a maturity date of 5/21/24 and a market value of $7,143,438.	7,176	7,176,000
Dated 1/7/10, with an interest rate of 0.45%, collateralized by Turkey Government Bond with an interest rate of 7.25%, a maturity date of 3/15/15 and a market value of $5,773,438.	5,725	5,725,000
Dated 1/14/10, with an interest rate of 0.45%, collateralized by Venezuela Government Bond with an interest rate of 1.25%, a maturity date of 4/20/11 and a market value of $9,203,122.	9,130	9,130,000
Dated 1/21/10, with an interest rate of 0.40%, collateralized by Philippines Government Bond with an interest rate of 8.00%, a maturity date of 1/15/16 and a market value of $5,054,167.	5,835	5,835,000
Dated 1/22/10, with an interest rate of 0.45%, collateralized by Indonesia Government Bond with an interest rate of 8.50%, a maturity date of 10/12/35 and a market value of $4,072,000.	4,828	4,828,000
Dated 1/22/10, with an interest rate of 0.45%, collateralized by Philippines Government Bond with an interest rate of 9.50%, a maturity date of 2/2/30 and a market value of $8,704,333.	8,040	8,040,000

8

	Principal
	Amount
Description	(000’s omitted)	Value
Dated 1/22/10, with an interest rate of 0.45%, collateralized by Venezuela Government Bond with an interest rate of 7.75%, a maturity date of 10/13/19 and a market value of $7,080,347.	$7,050	$7,050,000
Dated 1/25/10, with an interest rate of 0.40%, collateralized by Philippines Government Bond with an interest rate of 9.50%, a maturity date of 2/2/30 and a market value of $6,730,180.	6,730	6,730,000
Dated 1/26/10, with an interest rate of 0.40%, collateralized by Uruguay Government Bond with an interest rate of 8.00%, a maturity date of 11/18/22 and a market value of $9,328,000.	9,260	9,260,000
Dated 1/29/10, with an interest rate of 0.40%, collateralized by Turkey Government Bond with an interest rate of 7.25%, a maturity date of 3/15/15 and a market value of $8,082,812.	8,015	8,015,000
Dated 1/29/10, with an interest rate of 0.40%, collateralized by Venezuela Government Bond with an interest rate of 8.25%, a maturity date of 10/13/24 and a market value of $3,308,541.	3,388	3,387,500
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Peru Government Bond with an interest rate of 7.35%, a maturity date of 7/21/25 and a market value of $24,421,555.	21,518	21,517,500
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Uruguay Government Bond with an interest rate of 7.875%, a maturity date of 1/15/33 and a market value of $1,099,281.	1,096	1,096,000

Total Repurchase Agreements (identified cost $262,225,108)		$262,225,108

Other Securities — 16.0%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(10)	$199,160	$199,160,072
Eaton Vance Cash Reserves Fund, LLC, 0.11%(10)	171,623	171,623,165

Total Other Securities (identified cost $370,783,237)		$370,783,237

Total Short-Term Investments (identified cost $1,034,245,514)		$1,033,450,553

Total Investments — 107.5% (identified cost $2,442,466,736)		$2,489,043,073

Securities Sold Short — (3.6)%

	Principal
Security	Amount	Value
U.S. Treasury Obligations — (3.6)%
United States Treasury Bond, 3.50%, 2/15/39	$(23,000,000)	$(19,276,898)
United States Treasury Bond, 4.25%, 5/15/39	(29,590,000)	(28,360,180)
United States Treasury Bond, 4.50%, 8/15/39	(14,500,000)	(14,486,414)
United States Treasury Bond, 5.00%, 5/15/37	(18,100,000)	(19,675,279)

Total Securities Sold Short (proceeds $81,083,444)		$(81,798,771)

9

Currency Options Written — 0.0%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Japanese Yen Call Option	JPY	4,078,000	JPY	76.3	4/8/10	$(37,046)

Total Currency Options Written (premiums received $522,711)						$(37,046)

Other Assets, Less Liabilities — (3.9)%						$(92,972,436)

Net Assets — 100.0%						$2,314,234,820

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real
CLP	-	Chilean Peso
CRC	-	Costa Rican Colon
EGP	-	Egyptian Pound
EUR	-	Euro
GHS	-	Ghanaian Cedi
ILS	-	Israeli Shekel
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazak Tenge
LBP	-	Lebanese Pound
LKR	-	Sri Lankan Rupee
PLN	-	Polish Zloty
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZMK	-	Zambian Kwacha

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

10

(3)	Currently the issuer is in default with respect to interest payments.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(5)	Floating-rate security.
(6)	Weighted average fixed-rate coupon that changes/updates monthly.
(7)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2010.
(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(9)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $2,444, respectively.

11

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/5/10	Sri Lankan Rupee 980,450,000	United States Dollar 8,354,921	$(192,564)
2/8/10	South African Rand 143,271,407	United States Dollar 19,587,046	816,036
2/8/10	South African Rand 141,185,094	United States Dollar 19,274,942	777,275
2/8/10	South African Rand 23,000,000	United States Dollar 3,091,813	78,419
2/19/10	Euro 28,120,000	United States Dollar 40,757,128	1,770,481
2/25/10	Euro 19,754,414	United States Dollar 27,888,886	501,032
2/25/10	Japanese Yen 1,934,000,000	United States Dollar 21,445,997	18,616
2/25/10	Japanese Yen 1,943,427,148	United States Dollar 21,489,815	(42,012)
3/2/10	Chilean Peso 5,713,000,000	United States Dollar 11,158,203	251,368
4/1/10	Sri Lankan Rupee 196,503,780	United States Dollar 1,685,570	(15,183)
4/9/10	Sri Lankan Rupee 590,820,000	United States Dollar 5,071,416	(37,396)
4/30/10	Sri Lankan Rupee 59,560,000	United States Dollar 511,245	(2,302)
5/7/10	Sri Lankan Rupee 119,880,000	United States Dollar 1,022,867	(9,840)
5/7/10	Sri Lankan Rupee 441,860,000	United States Dollar 3,770,137	(36,270)
5/7/10	Sri Lankan Rupee 521,410,000	United States Dollar 4,446,994	(44,697)
5/14/10	Sri Lankan Rupee 58,810,000	United States Dollar 503,295	(2,880)
5/17/10	Sri Lankan Rupee 825,699,025	United States Dollar 7,054,242	(49,838)
7/6/10	Chilean Peso 4,345,000,000	United States Dollar 8,871,873	549,205
7/6/10	Chilean Peso 2,111,500,000	United States Dollar 4,301,722	257,230
7/6/10	Chilean Peso 967,100,000	United States Dollar 1,982,372	129,931
7/9/10	Sri Lankan Rupee 1,170,980,000	United States Dollar 9,999,829	(8,500)
7/16/10	Sri Lankan Rupee 1,621,010,000	United States Dollar 13,795,830	(46,833)
7/20/10	Kazak Tenge 724,740,200	United States Dollar 4,446,259	(481,649)
7/20/10	Ukrainian Hryvnia 44,684,900	United States Dollar 4,776,579	(337,229)
7/21/10	Kazak Tenge 719,872,000	United States Dollar 4,443,654	(451,309)
7/21/10	Ukrainian Hryvnia 43,991,900	United States Dollar 4,688,718	(343,397)

12

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
7/23/10	Kazak Tenge 722,665,700	United States Dollar 4,454,026	$(460,247)
7/23/10	Ukrainian Hryvnia 44,107,800	United States Dollar 4,657,635	(382,964)

			$2,204,483

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/1/10	Zambian Kwacha 11,959,337,900	United States Dollar 2,627,387	$(4,725)
2/3/10	Russian Ruble 253,100,000	United States Dollar 8,551,831	(219,333)
2/3/10	Russian Ruble 338,866,000	United States Dollar 11,455,142	(299,075)
2/4/10	Indian Rupee 306,080,000	United States Dollar 6,613,656	13,860
2/4/10	Malaysian Ringgit 20,300,000	United States Dollar 5,912,162	37,988
2/5/10	Zambian Kwacha 8,863,039,524	United States Dollar 1,932,545	10,338
2/8/10	Indian Rupee 514,260,000	United States Dollar 11,131,169	(2,323)
2/8/10	New Turkish Lira 49,587,374	United States Dollar 33,409,607	(318,818)
2/8/10	Polish Zloty 78,973,953	Euro 19,276,985	300,590
2/8/10	Polish Zloty 30,670,000	Euro 7,472,104	136,460
2/8/10	Polish Zloty 27,354,591	Euro 6,671,737	111,500
2/8/10	Polish Zloty 9,000,000	Euro 2,212,335	12,768
2/8/10	Polish Zloty 10,450,000	Euro 2,595,757	(22,597)
2/9/10	Indian Rupee 502,052,000	United States Dollar 10,750,578	112,527
2/9/10	Indian Rupee 502,052,000	United States Dollar 10,755,184	107,921
2/11/10	Mexican Peso 193,476,000	United States Dollar 15,112,951	(334,766)
2/11/10	Russian Ruble 581,400,000	United States Dollar 19,087,328	32,021
2/16/10	Australian Dollar 10,876,300	United States Dollar 10,030,124	(422,514)
2/16/10	Indian Rupee 202,200,000	United States Dollar 4,428,384	(57,673)
2/16/10	Indian Rupee 551,810,000	United States Dollar 12,154,405	(226,602)
2/16/10	Indonesian Rupiah 18,838,000,000	United States Dollar 2,042,060	(34,279)
2/16/10	Indonesian Rupiah 55,064,550,000	United States Dollar 6,021,932	(153,075)
2/16/10	Israeli Shekel 25,500,000	United States Dollar 6,829,138	2,790
2/16/10	South Korean Won 1,835,000,000	United States Dollar 1,627,206	(48,202)

13

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/16/10	South Korean Won 12,138,100,000	United States Dollar 10,790,381	$(345,636)
2/18/10	Colombian Peso 13,574,303,631	United States Dollar 6,773,605	58,001
2/19/10	Indian Rupee 233,600,000	United States Dollar 5,114,955	(67,672)
2/19/10	Norwegian Krone 87,400,000	Euro 10,629,371	7,582
2/22/10	Australian Dollar 5,954,800	United States Dollar 5,480,977	(224,090)
2/22/10	Indian Rupee 193,900,000	United States Dollar 4,140,508	47,203
2/22/10	Indonesian Rupiah 29,492,000,000	United States Dollar 3,176,306	(37,667)
2/22/10	Malaysian Ringgit 19,030,000	United States Dollar 5,699,311	(131,379)
2/22/10	South Korean Won 3,593,000,000	United States Dollar 3,185,001	(93,679)
2/25/10	Indian Rupee 194,300,000	United States Dollar 4,221,160	(26,606)
2/25/10	Indian Rupee 295,000,000	United States Dollar 6,401,910	(33,441)
2/25/10	Indonesian Rupiah 141,535,000,000	United States Dollar 15,018,570	32,913
2/25/10	Indonesian Rupiah 20,561,000,000	United States Dollar 2,200,214	(13,663)
2/25/10	Norwegian Krone 141,661,300	Euro 17,379,835	(203,727)
2/26/10	Indian Rupee 500,400,000	United States Dollar 10,798,446	2,664
2/26/10	South Korean Won 14,764,000,000	United States Dollar 12,726,709	(25,323)
3/2/10	Brazilian Real 36,856,009	United States Dollar 19,642,919	(187,164)
3/2/10	Brazilian Real 20,640,000	United States Dollar 11,138,694	(243,136)
3/11/10	Indonesian Rupiah 44,665,000,000	United States Dollar 4,821,872	(82,377)
3/31/10	Indonesian Rupiah 113,973,000,000	United States Dollar 12,055,532	12,765
4/13/10	Ghanaian Cedi 6,220,000	United States Dollar 3,918,110	293,546
4/13/10	Ghanaian Cedi 66,150	United States Dollar 41,809	2,982
5/26/10	Zambian Kwacha 13,174,300,000	United States Dollar 2,226,893	616,697
5/27/10	Zambian Kwacha 12,099,250,000	United States Dollar 2,041,723	569,352
6/11/10	Zambian Kwacha 11,856,500,000	United States Dollar 2,449,690	102,072
7/20/10	Ukrainian Hryvnia 44,684,900	United States Dollar 4,446,259	667,549
7/21/10	Ukrainian Hryvnia 43,991,900	United States Dollar 4,443,626	588,490
7/23/10	Ukrainian Hryvnia 44,107,800	United States Dollar 4,455,333	585,266
8/19/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,390,946	65,771
8/23/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,400,020	54,946

14

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
9/3/10	Ukrainian Hryvnia 29,770,000	United States Dollar 2,658,036	$664,588
9/28/10	Zambian Kwacha 9,769,300,000	United States Dollar 1,855,518	192,211
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	147,169
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	65,486
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	(52,694)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	(39,802)

			$1,703,978

At January 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $294,881 and a payable of $1,463,553.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
2/10	25 Hang Seng H-shares	Short	$(1,853,213)	$(1,859,073)	$(5,860)
3/10	69 Euro-Bobl	Short	(11,142,285)	(11,218,081)	(75,796)
3/10	43 Euro-Bund	Short	(7,346,727)	(7,355,849)	(9,122)
3/10	32 Japan 10 Year Bond	Short	(49,460,322)	(49,457,929)	2,393
3/10	309 U.S. 5 Year Treasury Note	Short	(35,998,934)	(35,986,430)	12,504

					$(75,881)

Euro Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-shares: Hang Seng China Enterprises Index comprised of H-shares listed on the Hong Kong Stock Exchange.

Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio
	Amount		Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(18,072)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(101,821)
JPMorgan Chase Bank	BRL	86,633	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(92,420)

							$(212,313)

BRL	-	Brazilian Real
ILS	-	Israeli Shekel

15

Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount*	Annual	Termination	Market Annual	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	Depreciation
Iceland	Barclays Bank PLC	$5,000	1.70%	3/20/18	6.31%	$(1,109,394)
Iceland	Credit Suisse First Boston	5,000	1.70	3/20/18	6.31	(1,109,394)
Iceland	JPMorgan Chase Bank	6,600	1.75	3/20/18	6.31	(1,447,990)
Iceland	JPMorgan Chase Bank	5,000	2.10	3/20/23	5.78	(1,122,708)
Iceland	JPMorgan Chase Bank	5,000	2.45	3/20/23	5.78	(1,013,008)

						$(5,802,494)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$113,742
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(94,226)
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(38,499)
China	Barclays Bank PLC	8,700	1.00	(1)	3/20/15	(14,031)
China	Barclays Bank PLC	8,700	1.00	(1)	3/20/20	(55,642)
China	Citigroup Global Markets	4,300	1.00	(1)	3/20/20	(20,530)
China	JPMorgan Chase Bank	4,300	1.00	(1)	3/20/15	(8,998)
Greece	Credit Suisse First Boston	20,000	0.20		6/20/20	4,535,800
Greece	Goldman Sachs, Inc.	35,000	0.29		6/20/15	5,527,066
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	4,017,042
Italy	Credit Suisse First Boston	18,200	0.20		12/20/16	1,055,183
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	(54,380)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(88,866)
Lebanon	Citigroup Global Markets	4,600	3.30		9/20/14	(228,169)
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	(55,675)
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	(51,466)
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	(77,452)
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	4,706
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	(6,180)
Malaysia	Bank of America	3,900	0.83		12/20/14	34,874
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(443,301)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	73,428
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(452,202)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	26,994
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(37,647)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	85,628
Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(60,671)
Philippines	Credit Suisse First Boston	5,000	1.88		6/20/11	(60,671)
Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(60,671)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	30,794
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	85,628
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(23,930)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(41,710)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(11,367)
Serbia	HSBC Bank USA	7,000	1.30		5/20/11	58,710
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	95,463
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	50,413
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	82,042
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	2,910
South Africa	Credit Suisse First Boston	4,600	1.00	(1)	3/20/20	39,117
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	(9,531)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	(66,134)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	171,980
Thailand	Citigroup Global Markets	7,700	0.86		12/20/14	75,588
Thailand	Citigroup Global Markets	3,700	0.95		9/20/19	90,798
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	36,448
Turkey	Barclays Bank PLC	4,170	2.12		1/20/13	(65,683)
Turkey	Citigroup Global Markets	9,400	2.93		9/20/19	(656,029)

16

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Turkey	Credit Suisse First Boston		$5,000	2.87%		7/20/11	$(129,121)
Turkey	Credit Suisse First Boston		4,120	2.11		1/20/13	(63,696)
Turkey	JPMorgan Chase Bank		10,000	3.16		4/20/10	(145,192)
Turkey	JPMorgan Chase Bank		12,610	2.12		1/20/13	(198,624)
Turkey	Morgan Stanley		5,000	4.05		4/06/14	(506,498)
iTraxx Europe Subordinated Financials 5 Year Index	Bank of America	EUR	16,100	1.00	(1)	12/20/14	(9,583)
iTraxx Europe Subordinated Financials 5 Year Index	Goldman Sachs, Inc.	EUR	16,100	1.00	(1)	12/20/14	(4,569)

							$12,453,410

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $26,600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)  Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Depreciation
JPMorgan Chase Bank	$1,943,978	8/25/10	1-Month USD LIBOR-BBA+ 50 bp	Total Return on JPMorgan Abu Dhabi Index	$(3,424)

					$(3,424)

17

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Bank of America	TRY	19,000	$12,684	3 Month USD- LIBOR-BBA	10.03%	11/25/13	$(205,241)
Citigroup Global Markets	TRY	4,000	$2,475	3 Month USD- LIBOR-BBA	11.95%	2/15/12	(648,850)
Citigroup Global Markets	TRY	8,441	$5,091	3 Month USD- LIBOR-BBA	12.10%	2/15/12	(1,515,981)
Citigroup Global Markets	TRY	12,367	$7,361	3 Month USD- LIBOR-BBA	12.46%	8/14/13	(1,936,113)
Citigroup Global Markets	TRY	6,159	$4,122	3 Month USD- LIBOR-BBA	10.05%	11/06/13	(80,789)
Credit Suisse First Boston	TRY	6,790	$3,922	3 Month USD- LIBOR-BBA	12.45%	2/15/12	(1,388,415)
JPMorgan Chase Bank	TRY	7,159	$4,792	3 Month USD- LIBOR-BBA	10.10%	11/06/13	(101,203)
JPMorgan Chase Bank	TRY	13,609	$9,189	3 Month USD- LIBOR-BBA	11.20%	5/21/14	(637,747)

							$(6,514,339)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	4,078,000	$522,711

Outstanding, end of period	JPY	4,078,000	$522,711

JPY	-	Japanese Yen

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may also enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

18

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2010 was as follows:

		Fair Value
		Asset		Liability
Risk	Derivative	Derivative		Derivative
Credit	Credit Default Swaps	$16,294,354		$(9,643,438)

		$16,294,354		$(9,643,438)

Equity	Total Return Swaps	$—		$(3,424)
Equity	Futures Contracts	—		(5,860)*

		$—		$(9,284)

Foreign Exchange	Currency Options Purchased	$828,298		$—
Foreign Exchange	Currency Options Written	—		(37,046)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	11,100,490		(8,360,701)

		$11,928,788		$(8,397,747)

Interest Rate	Cross-Currency Swaps	$—		$(6,514,339)
Interest Rate	Futures Contracts	14,897	*	(84,918)*
Interest Rate	Interest Rate Swaps	—		(212,313)

		$14,897		$(6,811,570)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,448,055,314

Gross unrealized appreciation	$56,799,054
Gross unrealized depreciation	(15,811,295)

Net unrealized appreciation	$40,987,759

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$150,524,631	$2,657,636	$153,182,267
Foreign Corporate Bonds & Notes	—	5,236,472	—	5,236,472
Corporate Bonds & Notes	—	1,638,032	—	1,638,032
Collateralized Mortgage Obligations	—	132,949,700	—	132,949,700
Commercial Mortgage-Backed Securities	—	22,172,892	—	22,172,892
Mortgage Pass-Throughs	—	949,527,403	—	949,527,403
U.S. Government Agency Obligations	—	79,241,518	—	79,241,518
U.S. Treasury Obligations	—	110,489,738	—	110,489,738
Common Stocks	—	326,200	—	326,200
Currency Options Purchased	—	828,298	—	828,298
Short-Term Investments	199,160,072	834,290,481	—	1,033,450,553

Total Investments	$199,160,072	$2,287,225,365	$2,657,636	$2,489,043,073

Forward Foreign Currency Exchange Contracts	$—	$11,100,490	$—	$11,100,490
Swaps Contracts	—	16,294,354	—	16,294,354
Futures Contracts	14,897	—	—	14,897

Total	$199,174,969	$2,314,620,209	$2,657,636	$2,516,452,814

Liability Description
Currency Options Written	$—	$(37,046)	$—	$(37,046)
Forward Foreign Currency Exchange Contracts	—	(8,360,701)	—	(8,360,701)
Swaps Contracts	—	(16,373,514)	—	(16,373,514)
Futures Contracts	(90,778)	—	—	(90,778)
Securities Sold Short	—	(81,798,771)	—	(81,798,771)

Total	$(90,778)	$(106,570,032)	$—	$(106,660,810)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Foreign
	Government Bonds	Total
Balance as of October 31, 2009	$2,353,740	$2,353,740
Realized gains (losses)	—	—
Change in net unrealized	303,896	303,896
appreciation (depreciation)
Net purchases (sales)	—	—
Accrued discount (premium)	—	—
Net transfers to (from) Level 3	—	—

Balance as of January 31, 2010	$2,657,636	$2,657,636

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$303,896	$303,896

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

20

Eaton Vance Tax-Managed Dividend Income Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 79.6%

Security	Shares	Value
Aerospace & Defense — 1.1%
General Dynamics Corp.	206,458	$13,801,717

		$13,801,717

Beverages — 1.1%
Diageo PLC ADR	200,000	$13,438,000

		$13,438,000

Capital Markets — 1.0%
Goldman Sachs Group, Inc.	80,000	$11,897,600

		$11,897,600

Chemicals — 2.2%
Mosaic Co.	500,000	$26,755,000

		$26,755,000

Commercial Banks — 2.5%
Banco Santander Brasil SA ADR	300,000	$3,612,000
HSBC Holdings PLC ADR	225,000	12,039,750
U.S. Bancorp	623,421	15,635,399

		$31,287,149

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	350,000	$11,217,500

		$11,217,500

Computers & Peripherals — 2.0%
International Business Machines Corp.	200,000	$24,478,000

		$24,478,000

Diversified Financial Services — 1.0%
Bank of America Corp.	800,000	$12,144,000

		$12,144,000

Diversified Telecommunication Services — 6.6%
CenturyTel, Inc.	300,000	$10,203,000
Koninklijke KPN NV	1,000,000	16,558,491
Telstra Corp., Ltd.	8,400,000	24,780,465
Verizon Communications, Inc.	585,000	17,210,700
Windstream Corp.	1,250,000	12,887,500

		$81,640,156

Electric Utilities — 2.2%
Fortum Oyj	450,000	$11,419,474
Iberdrola SA	1,900,000	16,176,371

		$27,595,845

Energy Equipment & Services — 2.9%
Diamond Offshore Drilling, Inc.	210,000	$19,221,300
Schlumberger, Ltd.	250,000	15,865,000

		$35,086,300

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	298,769	$15,963,228

		$15,963,228

Food Products — 2.6%
Nestle SA	668,000	$31,664,354

		$31,664,354

1

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.0%
McDonald’s Corp.	590,000	$36,833,700

		$36,833,700

Household Durables — 0.6%
Whirlpool Corp.	100,000	$7,518,000

		$7,518,000

Industrial Conglomerates — 0.5%
Siemens AG	65,000	$5,795,884

		$5,795,884

Insurance — 2.8%
MetLife, Inc.	575,000	$20,309,000
Prudential Financial, Inc.	275,000	13,747,250

		$34,056,250

Metals & Mining — 3.1%
BHP Billiton, Ltd. ADR	325,000	$22,545,250
Southern Copper Corp.	600,000	15,978,000

		$38,523,250

Multi-Utilities — 3.8%
CMS Energy Corp.	875,000	$13,273,750
DTE Energy Co.	235,714	9,909,417
GDF Suez	298,790	11,297,602
PG&E Corp.	300,000	12,672,000

		$47,152,769

Oil, Gas & Consumable Fuels — 13.3%
BP PLC ADR	580,000	$32,549,600
Chevron Corp.	327,000	23,583,240
Exxon Mobil Corp.	500,000	32,215,000
Marathon Oil Corp.	400,000	11,924,000
Royal Dutch Shell PLC, Class A	965,000	26,672,298
Total SA	250,000	14,448,327
Total SA ADR	400,000	23,036,000

		$164,428,465

Personal Products — 0.6%
Avon Products, Inc.	240,000	$7,233,600

		$7,233,600

Pharmaceuticals — 9.6%
Abbott Laboratories	235,000	$12,440,900
AstraZeneca PLC	617,000	28,638,941
Merck & Co., Inc.	712,440	27,200,959
Novartis AG	465,000	24,884,425
Pfizer, Inc.	525,000	9,796,500
Sanofi-Aventis SA	200,000	14,788,865

		$117,750,590

Real Estate Investment Trusts (REITs) — 1.1%
Annaly Capital Management, Inc.	800,000	$13,904,000

		$13,904,000

Road & Rail — 3.4%
Canadian National Railway Co.	570,000	$28,460,100
Union Pacific Corp.	230,000	13,915,000

		$42,375,100

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	875,000	$23,590,000

		$23,590,000

2

Security	Shares	Value
Specialty Retail — 1.9%
Home Depot, Inc.	843,696	$23,631,925

		$23,631,925

Textiles, Apparel & Luxury Goods — 0.7%
VF Corp.	125,000	$9,003,750

		$9,003,750

Tobacco — 3.9%
British American Tobacco PLC	425,000	$14,048,319
Imperial Tobacco Group PLC	425,000	13,705,329
Philip Morris International, Inc.	450,000	20,479,500

		$48,233,148

Wireless Telecommunication Services — 2.0%
Vodafone Group PLC	11,200,000	$23,927,789

		$23,927,789

Total Common Stocks (identified cost $855,031,415)		$980,927,069

Preferred Stocks — 16.8%

Security	Shares	Value
Capital Markets — 0.7%
Morgan Stanley, 4.00%(1)	440,000	$9,064,000

		$9,064,000

Commercial Banks — 7.5%
Abbey National Capital Trust I, 8.963%(1)	1,750	$1,872,203
ABN AMRO North America Capital Funding Trust, 6.968%(1)(2)	4,000	2,430,000
Barclays PLC, 7.434%(1)(2)	5,500	5,317,923
BBVA International SA Unipersonal, 5.919%(1)	6,250	5,284,775
Credit Agricole SA/London, 6.637%(1)(2)	10,400	9,112,314
DB Capital Funding VIII, 6.375%	62,176	1,433,157
DB Contingent Capital Trust II, 6.55%	178,923	3,932,728
HSBC Capital Funding LP, 10.176%(1)(2)	3,250	3,968,032
JPMorgan Chase & Co., 7.90%(1)	16,000	16,761,680
Landsbanki Islands HF, 7.431%(1)(2)(3)	14,750	38,350
Lloyds Banking Group PLC, 6.657%(1)(2)(5)	114	6,971,272
PNC Financial Services Group, Inc., Series L, 9.875%(1)	270,000	7,627,500
Royal Bank of Scotland Group PLC, 7.64%(1)(5)	115	6,972,599
Santander Finance Unipersonal, 10.50%	112,694	3,177,971
Standard Chartered PLC, 6.409%(1)(2)	103	9,381,703
Wells Fargo & Co., 7.98%(1)	3,400	3,553,683
Wells Fargo & Co., Class A, 7.50%	5,350	5,042,910

		$92,878,800

Diversified Financial Services — 3.3%
Auction Pass-Through Trust 2006-5B - USB H, 0.00%(1)(2)	35	$77,438
Auction Pass-Through Trust 2006-6B - USB H, 0.00%(1)(2)	40	88,500
Bank of America Corp., 6.25%	92,900	1,788,325
Bank of America Corp., 6.70%	387,350	7,944,548
CoBank, ACB, 11.00%(2)	300,000	16,003,140
Preferred Pass-Through Trust, 2006-A GS, Class A, 5.994%(1)(2)	70	14,183,078

		$40,085,029

Electric Utilities — 0.2%
Entergy Arkansas, Inc., 6.45%	51,500	$1,136,219
Southern California Edison Co., 6.00%	15,000	1,328,250

		$2,464,469

3

Security	Shares	Value
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(2)	13,250	$931,227

		$931,227

Insurance — 3.8%
Aegon NV, 6.375%	205,000	$3,772,000
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,628,225
Arch Capital Group, Ltd., Series B, 7.875%	26,500	655,610
AXA SA, 6.463%(1)(2)	5,000	4,022,090
Endurance Specialty Holdings, Ltd., 7.75%	181,550	4,246,454
ING Capital Funding Trust III, 8.439%(1)	11,750	10,835,697
MetLife, Inc., 6.50%	350,000	8,358,000
PartnerRe, Ltd., 6.50%	52,000	1,175,200
PartnerRe, Ltd., 6.75%	139,700	3,340,227
RAM Holdings, Ltd., Series A, 7.50%(1)(5)	5,000	359,688
RenaissanceRe Holdings, Ltd., 6.08%	82,000	1,622,780
RenaissanceRe Holdings, Ltd., 6.60%	175,000	3,787,000

		$46,802,971

Oil, Gas & Consumable Fuels — 0.6%
Kinder Morgan GP, Inc., 8.33%(1)(2)	7,000	$6,851,688

		$6,851,688

Real Estate Investment Trusts (REITs) — 0.6%
AMB Property Corp., 6.75%	29,900	$639,860
Duke Realty Corp., 6.95%	120,000	2,536,800
Health Care Property, Inc., 7.10%	150,000	3,274,500
ProLogis Trust, 6.75%	29,300	611,784
PS Business Parks, Inc., 7.95%	26,000	639,990

		$7,702,934

Total Preferred Stocks (identified cost $237,673,020)		$206,781,118

Corporate Bonds & Notes — 2.1%

	Principal
	Amount
Security	(000’s Omitted)	Value
Commercial Banks — 0.6%
Capital One Capital V, 10.25%, 8/15/39	$6,000	$6,886,452

		$6,886,452

Diversified Financial Services — 0.4%
American Express Co., 6.80%, 9/1/66(1)	$2,406	$2,249,610
General Electric Capital Corp., 6.375%, 11/15/67(1)	3,500	3,097,500

		$5,347,110

Retail-Food and Drug — 1.1%
CVS Caremark Corp., 6.302%, 6/1/37(1)	$15,000	$13,957,365

		$13,957,365

Total Corporate Bonds & Notes (identified cost $23,633,375)		$26,190,927

4

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Diversified Financial Services — 0.8%
Bank of America Corp., 10.00%	669,860	$10,114,886

Total Convertible Preferred Stocks (identified cost $10,047,900)		$10,114,886

Short-Term Investments — 1.2%

	Interest
Description	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$14,824	$14,823,926

Total Short-Term Investments (identified cost $14,823,926)		$14,823,926

Total Investments — 100.5% (identified cost $1,141,209,636)		$1,238,837,926

Other Assets, Less Liabilities — (0.5)%		$(5,994,428)

Net Assets — 100.0%		$1,232,843,498

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $79,376,755 or 6.4% of the Fund’s net assets.

(3)		Defaulted security.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $768.

(5)		Non-income producing security.

5

Country Concentration

	Percentage
Country	of Net Assets	Value
United States	76.7%	$945,207,066
United Kingdom	8.7	106,992,676
Switzerland	4.6	56,548,779
France	3.3	40,534,794
Australia	2.0	24,780,465
Netherlands	1.3	16,558,491
Spain	1.3	16,176,371
Finland	0.9	11,419,474
Germany	0.5	5,795,884

Long-Term Investments	99.3%	$1,224,014,000
Short-Term Investments		14,823,926

Total Investments		$1,238,837,926

The Fund did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,156,675,048

Gross unrealized appreciation	$134,006,262
Gross unrealized depreciation	(51,843,384)

Net unrealized appreciation	$82,162,878

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$76,987,375	$—		$—	$76,987,375
Consumer Staples	57,114,328	59,418,002		—	116,532,330
Energy	158,394,140	41,120,625		—	199,514,765
Financials	103,288,999	—		—	103,288,999
Health Care	49,438,359	68,312,231		—	117,750,590
Industrials	67,394,317	5,795,884		—	73,190,201
Information Technology	48,068,000	—		—	48,068,000
Materials	65,278,250	—		—	65,278,250
Telecommunication Services	40,301,200	65,266,745		—	105,567,945
Utilities	35,855,167	38,893,447		—	74,748,614

Total Common Stocks	$702,120,135	$278,806,934	*	$—	$980,927,069

Preferred Stocks
Consumer Staples	$—	$931,227		$—	$931,227
Energy	—	6,851,688		—	6,851,688
Financials	79,299,570	117,234,164		—	196,533,734
Utilities	1,328,250	1,136,219		—	2,464,469

Total Preferred Stocks	$80,627,820	$126,153,298		$—	$206,781,118

Corporate Bonds & Notes	$—	$26,190,927		$—	$26,190,927
Convertible Preferred Stocks	10,114,886	—		—	10,114,886
Short-Term Investments	—	14,823,926		—	14,823,926

Total Investments	$792,862,841	$445,975,085		$—	$1,238,837,926

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance Tax-Managed International Equity Fund as of January 31, 2010 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $104,397,598 and the Fund owned 56.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Automobiles — 3.9%
Fiat SpA(1)	62,000	$776,980
Honda Motor Co., Ltd.	73,000	2,473,905
Nissan Motor Co., Ltd.(1)	241,000	1,959,045
Toyota Motor Corp.	50,500	1,942,407

		$7,152,337

Beverages — 2.6%
Central European Distribution Corp.(1)	83,800	$2,685,790
Fomento Economico Mexicano SA de CV ADR	51,800	2,183,888

		$4,869,678

Building Products — 1.5%
Wienerberger AG(1)	142,800	$2,670,590

		$2,670,590

Capital Markets — 0.4%
3i Group PLC	195,000	$817,900

		$817,900

Chemicals — 1.1%
Agrium, Inc.	37,500	$2,113,125

		$2,113,125

Commercial Banks — 18.6%
Banco Santander Central Hispano SA	485,000	$6,926,256
Barclays PLC	757,000	3,235,426
BOC Hong Kong Holdings, Ltd.	1,829,000	3,796,602
Credit Agricole SA	55,500	870,009
DBS Group Holdings, Ltd.	543,000	5,470,853
Intesa Sanpaolo SpA(1)	917,000	3,490,683
KBC Groep NV(1)	73,900	3,181,467
Mitsubishi UFJ Financial Group, Inc.	294,000	1,512,945
National Bank of Greece SA(1)	147,000	3,213,283
Societe Generale	29,300	1,695,215
Turkiye Is Bankasi	234,000	1,027,920

		$34,420,659

Computers & Peripherals — 0.7%
Toshiba Corp.(1)	240,000	$1,311,319

		$1,311,319

Construction & Engineering — 0.8%
Vinci SA	29,000	$1,548,800

		$1,548,800

Consumer Finance — 1.1%
ORIX Corp.	28,000	$2,096,106

		$2,096,106

Diversified Telecommunication Services — 3.0%
Koninklijke KPN NV	111,500	$1,846,272
Telefonica SA	157,100	3,763,413

		$5,609,685

Electric Utilities — 1.0%
E.ON AG	48,520	$1,784,925

		$1,784,925

1

Security	Shares	Value
Electrical Equipment — 1.3%
ABB, Ltd. ADR(1)	130,900	$2,360,127

		$2,360,127

Electronic Equipment, Instruments & Components — 3.5%
FUJIFILM Holdings Corp.	135,000	$4,323,866
Hon Hai Precision Industry Co., Ltd.	529,000	2,204,340

		$6,528,206

Energy Equipment & Services — 2.6%
OAO TMK GDR(1)	147,719	$2,800,897
Tenaris SA ADR	47,400	2,085,600

		$4,886,497

Food Products — 6.3%
Cosan, Ltd., Class A(1)	257,600	$2,009,280
Nestle SA	118,800	5,631,325
Unilever PLC	133,000	4,044,402

		$11,685,007

Health Care Equipment & Supplies — 0.6%
Mindray Medical International, Ltd. ADR	30,400	$1,060,048

		$1,060,048

Hotels, Restaurants & Leisure — 0.7%
Carnival PLC(1)	33,200	$1,193,600

		$1,193,600

Household Durables — 2.0%
Desarrolladora Homex SA de CV ADR(1)	57,200	$1,753,180
Fisher & Paykel Appliances Holdings, Ltd.(1)	2,100,000	882,053
LG Electronics, Inc.	11,000	1,026,129

		$3,661,362

Household Products — 0.5%
Henkel AG & Co. KGaA	21,900	$956,609

		$956,609

Industrial Conglomerates — 3.6%
Cookson Group PLC(1)	382,000	$2,589,536
Keppel Corp., Ltd.	684,700	4,045,576

		$6,635,112

Insurance — 2.6%
AXA SA	68,400	$1,408,411
Swiss Reinsurance Co., Ltd.	38,000	1,642,733
Zurich Financial Services AG	8,000	1,700,897

		$4,752,041

Media — 1.1%
Central European Media Enterprises, Ltd., Class A(1)	72,900	$2,078,379

		$2,078,379

Metals & Mining — 7.1%
Anglo American PLC ADR(1)	117,400	$2,130,810
ArcelorMittal	51,200	1,980,416
Rio Tinto PLC ADR	12,000	2,328,240
Sterlite Industries India, Ltd. ADR	108,400	1,728,980
Thompson Creek Metals Co., Inc.(1)	167,000	1,937,200
Vale SA ADR	130,900	2,955,722

		$13,061,368

2

Security	Shares	Value
Multi-Utilities — 2.9%
National Grid PLC	184,000	$1,848,049
RWE AG	40,000	3,548,796

		$5,396,845

Office Electronics — 1.1%
Canon, Inc.	52,000	$2,032,579

		$2,032,579

Oil, Gas & Consumable Fuels — 8.8%
KazMunaiGas Exploration Production GDR	47,300	$1,194,352
LUKOIL OAO ADR	54,500	3,030,200
OMV AG	23,800	937,396
Petroleo Brasileiro SA ADR	105,300	3,799,224
Soco International PLC(1)	81,900	1,879,754
Statoil ASA	45,000	1,009,867
Total SA	77,000	4,450,085

		$16,300,878

Pharmaceuticals — 7.7%
AstraZeneca PLC ADR	31,400	$1,459,786
GlaxoSmithKline PLC ADR	84,700	3,304,147
Novartis AG	138,200	7,395,758
Sanofi-Aventis	28,100	2,077,836

		$14,237,527

Real Estate Management & Development — 0.5%
Raven Russia, Ltd.	1,244,000	$991,442

		$991,442

Road & Rail — 0.7%
All America Latina Logistica SA (Units)	165,000	$1,321,751

		$1,321,751

Semiconductors & Semiconductor Equipment — 0.6%
United Microelectronics Corp. ADR(1)	287,000	$1,007,370

		$1,007,370

Specialty Retail — 0.5%
Kingfisher PLC	270,000	$909,485

		$909,485

Tobacco — 3.2%
British American Tobacco PLC	176,000	$5,817,657

		$5,817,657

Trading Companies & Distributors — 3.5%
Mitsubishi Corp.	50,000	$1,209,061
Mitsui & Co., Ltd.	355,000	5,221,498

		$6,430,559

Wireless Telecommunication Services — 2.9%
MTN Group, Ltd.	82,000	$1,170,601
Turkcell Iletisim Hizmetleri AS ADR	231,000	4,201,890

		$5,372,491

Total Common Stocks (identified cost $154,958,073)		$183,072,064

3

Short-Term Investments — 0.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$749	$749,338

Total Short-Term Investments (identified cost $749,338)		$749,338

Total Investments — 99.4% (identified cost $155,707,411)		$183,821,402

Other Assets, Less Liabilities — 0.6%		$1,191,948

Net Assets — 100.0%		$185,013,350

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $39.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	17.1%	$31,558,792
Japan	13.0	24,082,731
Switzerland	10.1	18,730,840
France	6.5	12,050,356
Spain	5.8	10,689,669
Brazil	5.5	10,085,977
Singapore	5.1	9,516,429
Russia	3.7	6,822,539
Italy	3.4	6,353,263
Germany	3.4	6,290,330
Turkey	2.8	5,229,810
Canada	2.2	4,050,325
Mexico	2.1	3,937,068
Netherlands	2.1	3,826,688
Hong Kong	2.1	3,796,602
Austria	2.0	3,607,986
Greece	1.7	3,213,283
Taiwan	1.7	3,211,710
Belgium	1.7	3,181,467
Poland	1.5	2,685,790
Czech Republic	1.1	2,078,379
India	0.9	1,728,980
Kazakhstan	0.6	1,194,352
South Africa	0.6	1,170,601
China	0.6	1,060,048
South Korea	0.6	1,026,129
Norway	0.6	1,009,867
New Zealand	0.5	882,053
United States	0.4	749,338

Total Investments	99.4%	$183,821,402

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$156,141,955

Gross unrealized appreciation	$35,206,156
Gross unrealized depreciation	(7,526,709)

Net unrealized appreciation	$27,679,447

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$3,831,559	$11,163,604		$—	$14,995,163
Consumer Staples	6,878,958	16,449,993		—	23,328,951
Energy	8,915,024	12,272,351		—	21,187,375
Financials	6,926,256	36,151,892		—	43,078,148
Health Care	5,823,981	9,473,594		—	15,297,575
Industrials	3,681,878	17,285,060		—	20,966,938
Information Technology	1,007,370	9,872,104		—	10,879,474
Materials	15,174,493	—		—	15,174,493
Telecommunication Services	4,201,890	6,780,286		—	10,982,176
Utilities	—	7,181,771		—	7,181,771

Total Common Stocks	$56,441,409	$126,630,655	*	$—	$183,072,064

Short-Term Investments	$—	$749,338		$—	$749,338

Total Investments	$56,441,409	$127,379,993		$—	$183,821,402

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of January 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $36,898,797 and the Fund owned 51.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Auto Components — 1.4%
BorgWarner, Inc.(1)	30,000	$1,052,700

		$1,052,700

Capital Markets — 5.8%
Affiliated Managers Group, Inc.(1)	31,400	$1,901,898
Greenhill & Co., Inc.	10,000	778,000
Jefferies Group, Inc.(1)	28,000	715,120
SEI Investments Co.	45,000	796,950

		$4,191,968

Chemicals — 1.0%
RPM International, Inc.	37,000	$691,900

		$691,900

Commercial Banks — 3.7%
City National Corp.	32,000	$1,580,480
TCF Financial Corp.	75,000	1,098,000

		$2,678,480

Communications Equipment — 1.7%
F5 Networks, Inc.(1)	25,000	$1,235,750

		$1,235,750

Computers & Peripherals — 1.0%
Diebold, Inc.	28,000	$743,960

		$743,960

Construction & Engineering — 1.9%
Jacobs Engineering Group, Inc.(1)	37,000	$1,398,230

		$1,398,230

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	10,000	$791,800

		$791,800

Containers & Packaging — 2.4%
Rock-Tenn Co., Class A	10,000	$426,900
Sonoco Products Co.	46,200	1,282,512

		$1,709,412

Diversified Consumer Services — 1.9%
Matthews International Corp., Class A	40,000	$1,354,000

		$1,354,000

Diversified Financial Services — 1.2%
Leucadia National Corp.(1)	40,000	$893,200

		$893,200

Electric Utilities — 1.4%
DPL, Inc.	38,300	$1,027,972

		$1,027,972

Electrical Equipment — 2.3%
AMETEK, Inc.	45,000	$1,639,800

		$1,639,800

Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	25,600	$1,019,904
FLIR Systems, Inc.(1)	37,000	1,094,460

1

Security	Shares	Value
National Instruments Corp.	32,000	$940,480

		$3,054,844

Energy Equipment & Services — 4.0%
FMC Technologies, Inc.(1)	27,000	$1,435,590
Oceaneering International, Inc.(1)	27,000	1,476,900

		$2,912,490

Food & Staples Retailing — 1.1%
Ruddick Corp.	29,000	$822,150

		$822,150

Gas Utilities — 3.2%
AGL Resources, Inc.	23,600	$832,844
National Fuel Gas Co.	32,000	1,501,440

		$2,334,284

Health Care Equipment & Supplies — 5.3%
Bard (C.R.), Inc.	8,800	$729,432
Beckman Coulter, Inc.	8,900	581,793
DENTSPLY International, Inc.	44,800	1,502,144
Varian Medical Systems, Inc.(1)	20,000	1,005,800

		$3,819,169

Health Care Providers & Services — 2.6%
Henry Schein, Inc.(1)	21,000	$1,135,050
Universal Health Services, Inc., Class B	25,000	729,000

		$1,864,050

Hotels, Restaurants & Leisure — 1.0%
Sonic Corp.(1)	87,400	$736,782

		$736,782

Household Durables — 1.0%
Mohawk Industries, Inc.(1)	16,700	$691,547

		$691,547

Household Products — 1.2%
Church & Dwight Co., Inc.	14,000	$844,060

		$844,060

Insurance — 2.8%
HCC Insurance Holdings, Inc.	34,000	$921,400
Markel Corp.(1)	3,500	1,137,535

		$2,058,935

IT Services — 1.1%
Fiserv, Inc.(1)	17,800	$801,712

		$801,712

Life Sciences Tools & Services — 4.0%
Bio-Rad Laboratories, Inc., Class A(1)	14,000	$1,304,520
Mettler-Toledo International, Inc.(1)	16,000	1,559,520

		$2,864,040

Machinery — 6.8%
Donaldson Co., Inc.	40,000	$1,529,600
Graco, Inc.	37,000	987,530
IDEX Corp.	60,000	1,693,200
Valmont Industries, Inc.	10,000	694,600

		$4,904,930

2

Security	Shares	Value
Media — 3.0%
John Wiley & Sons, Inc., Class A	30,000	$1,252,500
Morningstar, Inc.(1)	20,000	945,200

		$2,197,700

Metals & Mining — 2.2%
Cliffs Natural Resources, Inc.	16,000	$639,200
Commercial Metals Co.	70,000	961,800

		$1,601,000

Multi-Utilities — 1.9%
OGE Energy Corp.	38,300	$1,387,226

		$1,387,226

Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	18,000	$891,360

		$891,360

Oil, Gas & Consumable Fuels — 4.2%
Arch Coal, Inc.	30,000	$632,100
Denbury Resources, Inc.(1)	70,000	948,500
Newfield Exploration Co.(1)	30,000	1,468,200

		$3,048,800

Personal Products — 1.2%
Alberto-Culver Co.	30,000	$851,700

		$851,700

Professional Services — 1.3%
FTI Consulting, Inc.(1)	22,000	$911,900

		$911,900

Real Estate Investment Trusts (REITs) — 4.2%
Health Care REIT, Inc.	37,000	$1,591,000
Rayonier, Inc.	34,000	1,425,960

		$3,016,960

Road & Rail — 1.9%
Landstar System, Inc.	37,000	$1,342,730

		$1,342,730

Semiconductors & Semiconductor Equipment — 1.6%
Microchip Technology, Inc.	46,050	$1,188,551

		$1,188,551

Software — 5.3%
ANSYS, Inc.(1)	41,200	$1,724,632
Fair Isaac Corp.	42,200	925,446
Jack Henry & Associates, Inc.	55,200	1,212,192

		$3,862,270

Specialty Retail — 3.3%
GameStop Corp., Class A(1)	25,000	$494,250
O’Reilly Automotive, Inc.(1)	25,000	945,000
Ross Stores, Inc.	20,000	918,600

		$2,357,850

Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.	27,000	$1,117,260

		$1,117,260

3

Security	Shares	Value
Tobacco — 0.9%
Universal Corp., VA	14,000	$635,460

		$635,460

Total Common Stocks (identified cost $59,649,941)		$71,528,932

Total Investments — 98.8% (identified cost $59,649,941)		$71,528,932

Other Assets, Less Liabilities — 1.2%		$835,777

Net Assets — 100.0%		$72,364,709

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

4

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,753,623

Gross unrealized appreciation	$13,293,649
Gross unrealized depreciation	(1,518,340)

Net unrealized appreciation	$11,775,309

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$71,528,932	$—	$—	$71,528,932

Total Investments	$71,528,932	$—	$—	$71,528,932

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tax-Managed Multi-Cap Growth Fund as of January 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $77,309,068 and the Fund owned 58.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.0%

Security	Shares	Value
Auto Components — 2.1%
Lear Corp.(1)	41,226	$2,836,349

		$2,836,349

Automobiles — 0.0%
Harley-Davidson, Inc.	100	$2,274

		$2,274

Beverages — 0.0%
Central European Distribution Corp.(1)	100	$3,205
Heckmann Corp.(1)	63	307

		$3,512

Biotechnology — 2.6%
Amylin Pharmaceuticals, Inc.(1)	71,000	$1,276,580
Cephalon, Inc.(1)	23,000	1,468,320
Gilead Sciences, Inc.(1)	15,500	748,185

		$3,493,085

Building Products — 2.2%
Lennox International, Inc.	15,000	$573,300
Owens Corning, Inc.(1)	88,316	2,272,371
USG Corp.(1)	500	6,005

		$2,851,676

Capital Markets — 1.4%
State Street Corp.	30,000	$1,286,400
TD Ameritrade Holding Corp.(1)	35,000	621,600

		$1,908,000

Chemicals — 0.8%
Celanese Corp., Class A	37,000	$1,076,700
Potash Corp. of Saskatchewan, Inc.	3	298

		$1,076,998

Commercial Banks — 3.5%
National Bank of Greece SA ADR	251,000	$1,119,460
Wells Fargo & Co.	122,000	3,468,460

		$4,587,920

Commercial Services & Supplies — 0.8%
Copart, Inc.(1)	32,000	$1,080,320

		$1,080,320

Communications Equipment — 2.0%
Brocade Communications Systems, Inc.(1)	90,800	$623,796
Research In Motion, Ltd.(1)	31,232	1,966,367
Riverbed Technology, Inc.(1)	100	2,242

		$2,592,405

Computers & Peripherals — 2.9%
3PAR, Inc.(1)	61,000	$589,870
Apple, Inc.(1)	17,010	3,267,961

		$3,857,831

Consumer Finance — 1.4%
American Express Co.	48,500	$1,826,510

		$1,826,510

1

Security	Shares	Value
Diversified Consumer Services — 1.8%
Apollo Group, Inc., Class A(1)	500	$30,295
Capella Education Co.(1)	100	7,338
Corinthian Colleges, Inc.(1)	100	1,400
H&R Block, Inc.	107,000	2,302,640

		$2,341,673

Diversified Financial Services — 0.6%
IntercontinentalExchange, Inc.(1)	100	$9,548
Moody’s Corp.	27,000	744,930

		$754,478

Diversified Telecommunication Services — 0.0%
Maxcom Telecomunicaciones SAB de CV ADR(1)	39	$198

		$198

Electrical Equipment — 1.1%
GrafTech International, Ltd.(1)	500	$6,280
Harbin Electric, Inc.(1)	38,000	645,240
Vestas Wind Systems A/S(1)	15,433	811,752

		$1,463,272

Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.(1)	3,200	$196,928

		$196,928

Energy Equipment & Services — 0.8%
Nabors Industries, Ltd.(1)	46,000	$1,025,800

		$1,025,800

Food & Staples Retailing — 2.0%
Shoppers Drug Mart Corp.	65,564	$2,609,070

		$2,609,070

Food Products — 2.6%
H.J. Heinz Co.	62,000	$2,705,060
Lancaster Colony Corp.	12,180	666,564

		$3,371,624

Health Care Equipment & Supplies — 1.3%
Masimo Corp.(1)	47,500	$1,318,600
NuVasive, Inc.(1)	14,000	386,400
Thoratec Corp.(1)	25	709

		$1,705,709

Health Care Providers & Services — 3.2%
CIGNA Corp.	54,600	$1,843,842
Concord Medical Services Holdings, Ltd. ADR(1)	80,682	799,558
Henry Schein, Inc.(1)	1,000	54,050
Laboratory Corp. of America Holdings(1)	10,000	711,000
Quest Diagnostics, Inc.	14,000	779,380

		$4,187,830

Hotels, Restaurants & Leisure — 1.0%
Bally Technologies, Inc.(1)	32,000	$1,269,440
McDonald’s Corp.	100	6,243
Starbucks Corp.(1)	500	10,895

		$1,286,578

Household Durables — 3.5%
Tempur-Pedic International, Inc.(1)	101,372	$2,523,149
Whirlpool Corp.	28,300	2,127,594

		$4,650,743

2

Security	Shares	Value
Household Products — 1.1%
Church & Dwight Co., Inc.	23,500	$1,416,815

		$1,416,815

Insurance — 0.5%
Admiral Group PLC	1,000	$18,005
Allied World Assurance Holdings, Ltd.	7,982	357,274
Fairfax Financial Holdings, Ltd.	969	328,491
Progressive Corp.	400	6,632

		$710,402

Internet & Catalog Retail — 1.0%
Priceline.com, Inc.(1)	6,468	$1,263,524

		$1,263,524

Internet Software & Services — 1.0%
AOL, Inc.(1)	54,500	$1,306,365
DealerTrack Holdings, Inc.(1)	1,000	17,970
Move, Inc.(1)	1,013	1,773

		$1,326,108

IT Services — 6.5%
Accenture PLC, Class A	39,000	$1,598,610
Alliance Data Systems Corp.(1)	44,500	2,645,970
MasterCard, Inc., Class A	12,400	3,098,760
Western Union Co.	67,000	1,242,180

		$8,585,520

Machinery — 0.2%
PACCAR, Inc.	7,200	$259,416

		$259,416

Media — 4.1%
DIRECTV, Class A(1)	86,019	$2,610,677
McGraw-Hill Cos., Inc. (The)	78,500	2,782,825

		$5,393,502

Metals & Mining — 0.8%
Jaguar Mining, Inc.(1)	108,000	$1,060,560
Silver Wheaton Corp.(1)	1,000	13,760

		$1,074,320

Multiline Retail — 1.1%
Big Lots, Inc.(1)	52,100	$1,480,161

		$1,480,161

Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.	21,000	$2,074,170
Brigham Exploration Co.(1)	31,083	405,322
Centennial Coal Co., Ltd.	2,000	6,421
Continental Resources, Inc.(1)	1,000	37,970
Heritage Oil PLC(1)	55,000	434,444
Newfield Exploration Co.(1)	15,300	748,782
Patriot Coal Corp.(1)	500	7,745
Petroleo Brasileiro SA ADR	1,000	40,570

		$3,755,424

Paper & Forest Products — 2.5%
Schweitzer-Mauduit International, Inc.	43,211	$3,251,196

		$3,251,196

3

Security	Shares	Value
Personal Products — 0.8%
Avon Products, Inc.	34,500	$1,039,830
Herbalife, Ltd.	86	3,341

		$1,043,171

Pharmaceuticals — 6.3%
Abbott Laboratories	100	$5,294
Biovail Corp.	85,000	1,234,200
King Pharmaceuticals, Inc.(1)	242,000	2,906,420
Perrigo Co.	15,000	664,200
Pfizer, Inc.	107,000	1,996,620
Warner Chilcott PLC(1)	53,000	1,448,490

		$8,255,224

Professional Services — 0.0%
Verisk Analytics, Inc., Class A(1)	500	$14,060

		$14,060

Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp.	144,552	$566,644

		$566,644

Semiconductors & Semiconductor Equipment — 3.4%
Atheros Communications, Inc.(1)	49,500	$1,587,465
Cirrus Logic, Inc.(1)	65,000	443,300
Tessera Technologies, Inc.(1)	140,000	2,403,800
Varian Semiconductor Equipment Associates, Inc.(1)	50	1,466

		$4,436,031

Software — 1.8%
Ariba, Inc.(1)	1,000	$12,590
Check Point Software Technologies, Ltd.(1)	75,500	2,414,490
Concur Technologies, Inc.(1)	100	3,965

		$2,431,045

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	35,896	$1,416,097
Limited Brands, Inc.	38,000	722,760
RadioShack Corp.	36,000	702,720

		$2,841,577

Textiles, Apparel & Luxury Goods — 4.8%
Gildan Activewear, Inc.(1)	163,226	$3,499,565
Hanesbrands, Inc.(1)	125,500	2,882,735

		$6,382,300

Wireless Telecommunication Services — 8.1%
Crown Castle International Corp.(1)	113,000	$4,174,220
NII Holdings, Inc.(1)	115,762	3,790,048
Rogers Communications, Inc., Class B	87,500	2,735,250

		$10,699,518

Total Common Stocks (identified cost $93,873,431)		$114,896,741

4

Investment Funds — 0.5%

Security	Shares	Value
Capital Markets — 0.5%
iShares Russell Midcap Growth Index Fund	500	$21,765
MidCap SPDR Trust, Series 1	5,201	663,127

Total Investment Funds (identified cost $675,594)		$684,892

Short-Term Investments — 10.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$14,328	$14,327,903

Total Short-Term Investments (identified cost $14,327,903)		$14,327,903

Total Investments — 98.4% (identified cost $108,876,928)		$129,909,536

Other Assets, Less Liabilities — 1.6%		$2,077,162

Net Assets — 100.0%		$131,986,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $77.

5

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$109,510,735

Gross unrealized appreciation	$22,850,897
Gross unrealized depreciation	(2,452,096)

Net unrealized appreciation	$20,398,801

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$28,478,681	$—		$—	$28,478,681
Consumer Staples	8,444,192	—		—	8,444,192
Energy	4,340,359	440,865		—	4,781,224
Financials	10,335,949	18,005		—	10,353,954
Health Care	17,641,848	—		—	17,641,848
Industrials	4,856,992	811,752		—	5,668,744
Information Technology	23,425,868	—		—	23,425,868
Materials	5,402,514	—		—	5,402,514
Telecommunication Services	10,699,716	—		—	10,699,716

Total Common Stocks	$113,626,119	$1,270,622	*	$—	$114,896,741

Investment Funds	$684,892	$—		$—	$684,892
Short-Term Investments	—	14,327,903		—	14,327,903

Total Investments	$114,311,011	$15,598,525		$—	$129,909,536

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Tax-Managed Small-Cap Fund as of January 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $123,666,219 and the Fund owned 72.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value
Aerospace & Defense — 2.2%
Aerovironment, Inc.(1)	39,780	$1,355,304
DigitalGlobe, Inc.(1)	100,788	2,371,542

		$3,726,846

Air Freight & Logistics — 0.8%
HUB Group, Inc., Class A(1)	54,450	$1,312,790

		$1,312,790

Auto Components — 1.5%
Dana Holding Corp.(1)	251,820	$2,596,264

		$2,596,264

Beverages — 1.5%
Central European Distribution Corp.(1)	80,470	$2,579,064

		$2,579,064

Biotechnology — 1.8%
Martek Biosciences Corp.(1)	147,860	$3,184,904

		$3,184,904

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	77,440	$2,821,139

		$2,821,139

Capital Markets — 3.3%
Affiliated Managers Group, Inc.(1)	42,590	$2,579,676
Artio Global Investors, Inc.(1)	74,210	1,819,629
Duff & Phelps Corp., Class A	80,570	1,308,457

		$5,707,762

Chemicals — 1.5%
Calgon Carbon Corp.(1)	192,530	$2,577,977

		$2,577,977

Commercial Banks — 1.9%
Iberiabank Corp.	15,610	$834,198
SVB Financial Group(1)	19,680	853,915
TCF Financial Corp.	59,200	866,688
Wilmington Trust Corp.	56,640	743,117

		$3,297,918

Commercial Services & Supplies — 2.2%
Bowne & Co., Inc.	181,389	$1,191,726
Clean Harbors, Inc.(1)	45,010	2,577,272

		$3,768,998

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.(1)	358,330	$2,461,727

		$2,461,727

Computers & Peripherals — 1.7%
Stratasys, Inc.(1)	124,905	$2,872,815

		$2,872,815

Construction & Engineering — 4.5%
Shaw Group, Inc. (The)(1)	92,970	$3,002,001
Sterling Construction Co., Inc.(1)	91,870	1,747,367

1

Security	Shares	Value
Tutor Perini Corp.(1)	152,840	$2,913,131

		$7,662,499

Distributors — 1.6%
LKQ Corp.(1)	144,860	$2,716,125

		$2,716,125

Electronic Equipment, Instruments & Components — 5.3%
FLIR Systems, Inc.(1)	111,180	$3,288,704
National Instruments Corp.	102,830	3,022,174
Trimble Navigation, Ltd.(1)	120,680	2,762,365

		$9,073,243

Energy Equipment & Services — 5.0%
CARBO Ceramics, Inc.	59,400	$3,915,648
Dril-Quip, Inc.(1)	61,870	3,247,556
Superior Well Services, Inc.(1)	86,370	1,367,237

		$8,530,441

Food Products — 3.3%
Corn Products International, Inc.	93,780	$2,665,228
Ralcorp Holdings, Inc.(1)	47,440	2,931,792

		$5,597,020

Health Care Equipment & Supplies — 2.7%
IDEXX Laboratories, Inc.(1)	12,370	$649,301
West Pharmaceutical Services, Inc.	36,280	1,318,052
Wright Medical Group, Inc.(1)	150,330	2,687,901

		$4,655,254

Health Care Providers & Services — 2.1%
Hanger Orthopedic Group, Inc.(1)	52,770	$858,040
VCA Antech, Inc.(1)	107,700	2,734,503

		$3,592,543

Hotels, Restaurants & Leisure — 1.5%
Bally Technologies, Inc.(1)	67,420	$2,674,551

		$2,674,551

Household Durables — 1.6%
Tempur-Pedic International, Inc.(1)	107,630	$2,678,911

		$2,678,911

Household Products — 2.0%
Church & Dwight Co., Inc.	57,440	$3,463,058

		$3,463,058

Insurance — 1.5%
HCC Insurance Holdings, Inc.	93,440	$2,532,224

		$2,532,224

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(1)	52,930	$1,307,371

		$1,307,371

IT Services — 3.2%
Euronet Worldwide, Inc.(1)	138,860	$2,835,521
ManTech International Corp., Class A(1)	55,940	2,680,086

		$5,515,607

Life Sciences Tools & Services — 1.1%
Bruker Corp.(1)	155,670	$1,910,071

		$1,910,071

2

Security	Shares	Value
Machinery — 0.2%
RBC Bearings, Inc.(1)	17,837	$414,532

		$414,532

Metals & Mining — 2.4%
Compass Minerals International, Inc.	40,940	$2,580,858
IAMGOLD Corp.	116,730	1,542,003

		$4,122,861

Multi-Utilities — 1.5%
CMS Energy Corp.	174,570	$2,648,227

		$2,648,227

Multiline Retail — 1.8%
Big Lots, Inc.(1)	106,540	$3,026,801

		$3,026,801

Oil, Gas & Consumable Fuels — 5.4%
Brigham Exploration Co.(1)	190,760	$2,487,510
Petrohawk Energy Corp.(1)	54,230	1,210,956
Range Resources Corp.	34,425	1,583,550
Rosetta Resources, Inc.(1)	96,010	1,973,966
SandRidge Energy, Inc.(1)	236,150	1,997,829

		$9,253,811

Paper & Forest Products — 2.8%
Clearwater Paper Corp.(1)	27,250	$1,333,343
Schweitzer-Mauduit International, Inc.	46,580	3,504,679

		$4,838,022

Personal Products — 2.1%
Mead Johnson Nutrition Co., Class A	79,590	$3,599,856

		$3,599,856

Pharmaceuticals — 3.8%
King Pharmaceuticals, Inc.(1)	215,180	$2,584,312
Perrigo Co.	90,610	4,012,211

		$6,596,523

Professional Services — 2.5%
FTI Consulting, Inc.(1)	63,610	$2,636,634
Robert Half International, Inc.	63,690	1,714,535

		$4,351,169

Road & Rail — 2.7%
Genesee & Wyoming, Inc., Class A(1)	42,430	$1,250,412
Kansas City Southern(1)	113,790	3,379,563

		$4,629,975

Semiconductors & Semiconductor Equipment — 3.9%
Cirrus Logic, Inc.(1)	240,280	$1,638,710
Cypress Semiconductor Corp.(1)	39,770	399,689
Teradyne, Inc.(1)	267,598	2,499,365
Tessera Technologies, Inc.(1)	59,120	1,015,090
Varian Semiconductor Equipment Associates, Inc.(1)	39,600	1,161,468

		$6,714,322

Software — 3.4%
Sybase, Inc.(1)	83,229	$3,384,924
Synopsys, Inc.(1)	115,200	2,450,304

		$5,835,228

3

Security	Shares	Value
Specialty Retail — 2.3%
Jo-Ann Stores, Inc.(1)	61,820	$2,164,936
RadioShack Corp.	89,700	1,750,944

		$3,915,880

Textiles, Apparel & Luxury Goods — 2.1%
Hanesbrands, Inc.(1)	154,163	$3,541,124

		$3,541,124

Thrifts & Mortgage Finance — 0.8%
NewAlliance Bancshares, Inc.	112,710	$1,311,944

		$1,311,944

Total Common Stocks (identified cost $137,546,097)		$163,617,397

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$0

Total Private Placements (identified cost $80,000)		$0

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$90,000

Total Special Warrants (identified cost $480,000)		$90,000

Short-Term Investments — 6.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$10,640	$10,639,796

Total Short-Term Investments (identified cost $10,639,796)		$10,639,796

Total Investments — 101.6% (identified cost $148,745,893)		$174,347,193

Other Assets, Less Liabilities — (1.6)%		$(2,789,752)

Net Assets — 100.0%		$171,557,441

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $154.

The Portfolio did not have any open financial instruments at January 31, 2010.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$149,014,517

Gross unrealized appreciation	$29,468,956
Gross unrealized depreciation	(4,136,280)

Net unrealized appreciation	$25,332,676

Restricted Securities

At January 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

			$80,000	$0

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities				$90,000

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$163,617,397	$—	$—	$163,617,397
Private Placements	—	—	0	0
Special Warrants	—	—	90,000	90,000
Short-Term Investments	—	10,639,796	—	10,639,796

Total Investments	$163,617,397	$10,639,796	$90,000	$174,347,193

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

5

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Private Placements	Special Warrants	Total
Balance as of October 31, 2009	$0	$90,000	$90,000
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	—	—	—
Net purchases (sales)	—	—	—
Accrued discount (premium)	—	—	—
Net transfers to (from) Level 3	—	—	—

Balance as of January 31, 2010	$0	$90,000	$90,000

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$—	$—	$—

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Tax-Managed Small-Cap Value Fund as of January 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $33,067,820 and the Fund owned 45.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.7%

Security	Shares	Value
Auto Components — 1.5%
BorgWarner, Inc.(1)	31,500	$1,105,335

		$1,105,335

Chemicals — 2.1%
RPM International, Inc.	81,200	$1,518,440

		$1,518,440

Commercial Banks — 9.3%
First Midwest Bancorp, Inc.	72,600	$956,142
Glacier Bancorp, Inc.	91,200	1,307,808
National Penn Bancshares, Inc.	137,100	822,600
Prosperity Bancshares, Inc.	43,900	1,770,048
Trustmark Corp.	81,200	1,851,360

		$6,707,958

Commercial Services & Supplies — 1.8%
Brink’s Co. (The)	55,100	$1,288,238

		$1,288,238

Communications Equipment — 2.3%
Brocade Communications Systems, Inc.(1)	239,600	$1,646,052

		$1,646,052

Construction & Engineering — 3.6%
Chicago Bridge & Iron Co. NV(1)	78,200	$1,586,678
Tutor Perini Corp.(1)	53,800	1,025,428

		$2,612,106

Containers & Packaging — 2.2%
AptarGroup, Inc.	44,200	$1,568,216

		$1,568,216

Electric Utilities — 5.8%
Cleco Corp.	69,200	$1,793,664
Portland General Electric Co.	55,600	1,084,200
Westar Energy, Inc.	60,600	1,292,598

		$4,170,462

Electrical Equipment — 3.4%
A.O. Smith Corp.	33,900	$1,443,462
General Cable Corp.(1)	35,200	1,024,320

		$2,467,782

Energy Equipment & Services — 5.2%
Bristow Group, Inc.(1)	35,300	$1,260,210
Exterran Holdings, Inc.(1)	60,100	1,218,828
Oil States International, Inc.(1)	35,100	1,293,084

		$3,772,122

Food & Staples Retailing — 1.2%
BJ’s Wholesale Club, Inc.(1)	25,800	$871,782

		$871,782

Food Products — 1.5%
TreeHouse Foods, Inc.(1)	27,100	$1,049,854

		$1,049,854

1

Security	Shares	Value
Health Care Equipment & Supplies — 3.9%
Teleflex, Inc.	31,800	$1,817,688
West Pharmaceutical Services, Inc.	26,800	973,644

		$2,791,332

Health Care Providers & Services — 2.0%
Owens & Minor, Inc.	35,500	$1,423,195

		$1,423,195

Hotels, Restaurants & Leisure — 1.9%
Jack in the Box, Inc.(1)	70,300	$1,371,553

		$1,371,553

Household Durables — 1.8%
Tupperware Brands Corp.	29,600	$1,256,816

		$1,256,816

Insurance — 4.3%
Argo Group International Holding, Ltd.(1)	23,600	$631,064
Aspen Insurance Holdings, Ltd.	53,100	1,414,053
Protective Life Corp.	62,400	1,051,440

		$3,096,557

IT Services — 2.4%
MAXIMUS, Inc.	36,700	$1,756,462

		$1,756,462

Machinery — 11.4%
Barnes Group, Inc.	82,100	$1,316,884
Crane Co.	45,000	1,373,400
Gardner Denver, Inc.	36,800	1,466,480
Lincoln Electric Holdings, Inc.	23,700	1,157,271
Nordson Corp.	27,500	1,554,850
Wabtec Corp.	34,600	1,326,218

		$8,195,103

Metals & Mining — 1.4%
Walter Energy, Inc.	15,000	$973,800

		$973,800

Oil, Gas & Consumable Fuels — 2.0%
Comstock Resources, Inc.(1)	36,100	$1,407,539

		$1,407,539

Personal Products — 2.5%
Chattem, Inc.(1)	18,850	$1,761,721

		$1,761,721

Professional Services — 1.8%
Towers Watson & Co., Class A	29,700	$1,295,811

		$1,295,811

Road & Rail — 2.5%
Arkansas Best Corp.	19,600	$441,784
Genesee & Wyoming, Inc., Class A(1)	34,700	1,022,609
Old Dominion Freight Line, Inc.(1)	12,900	354,750

		$1,819,143

Software — 3.1%
JDA Software Group, Inc.(1)	48,300	$1,265,943
NetScout Systems, Inc.(1)	71,000	996,840

		$2,262,783

2

Security	Shares	Value
Specialty Retail — 4.0%
Buckle, Inc. (The)	11,600	$351,944
Children’s Place Retail Stores, Inc. (The)(1)	33,400	1,062,120
Dick’s Sporting Goods, Inc.(1)	65,700	1,469,709

		$2,883,773

Textiles, Apparel & Luxury Goods — 3.6%
Carter’s, Inc.(1)	64,600	$1,670,556
Hanesbrands, Inc.(1)	41,400	950,958

		$2,621,514

Thrifts & Mortgage Finance — 6.2%
Astoria Financial Corp.	66,300	$875,160
First Niagara Financial Group, Inc.	119,200	1,636,616
Washington Federal, Inc.	105,000	1,958,250

		$4,470,026

Total Common Stocks (identified cost $56,069,999)		$68,165,475

Total Investments — 94.7% (identified cost $56,069,999)		$68,165,475

Other Assets, Less Liabilities — 5.3%		$3,841,567

Net Assets — 100.0%		$72,007,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,302,394

Gross unrealized appreciation	$13,148,632
Gross unrealized depreciation	(1,285,551)

Net unrealized appreciation	$11,863,081

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$68,165,475	$—	$—	$68,165,475

Total Investments	$68,165,475	$—	$—	$68,165,475

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tax-Managed Value Fund as of January 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $1,635,917,553 and the Fund owned 93.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 3.6%
General Dynamics Corp.	375,000	$25,068,750
United Technologies Corp.	557,655	37,630,560

		$62,699,310

Beverages — 1.1%
PepsiCo, Inc.	325,000	$19,376,500

		$19,376,500

Biotechnology — 0.7%
Amgen, Inc.(1)	225,000	$13,158,000

		$13,158,000

Capital Markets — 2.5%
Goldman Sachs Group, Inc.	225,000	$33,462,000
Northern Trust Corp.	200,000	10,104,000

		$43,566,000

Chemicals — 0.9%
Air Products and Chemicals, Inc.	200,000	$15,192,000

		$15,192,000

Commercial Banks — 6.9%
Fifth Third Bancorp	925,000	$11,507,000
PNC Financial Services Group, Inc.	650,000	36,029,500
U.S. Bancorp	1,000,000	25,080,000
Wells Fargo & Co.	1,675,000	47,620,250

		$120,236,750

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	780,628	$25,019,127

		$25,019,127

Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	575,000	$12,920,250
Telefonaktiebolaget LM Ericsson, Class B	800,000	7,752,725

		$20,672,975

Computers & Peripherals — 3.5%
Hewlett-Packard Co.	777,525	$36,598,102
International Business Machines Corp.	200,000	24,478,000

		$61,076,102

Consumer Finance — 1.0%
American Express Co.	450,000	$16,947,000

		$16,947,000

Diversified Financial Services — 5.1%
Bank of America Corp.	2,975,000	$45,160,500
JPMorgan Chase & Co.	1,125,000	43,807,500

		$88,968,000

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	975,400	$24,736,144
Verizon Communications, Inc.	675,000	19,858,500

		$44,594,644

Electric Utilities — 2.1%
Entergy Corp.	175,000	$13,354,250
Exelon Corp.	300,000	13,686,000

1

Security	Shares	Value
FPL Group, Inc.	200,000	$9,752,000

		$36,792,250

Electrical Equipment — 0.5%
Emerson Electric Co.	225,000	$9,346,500

		$9,346,500

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	500,000	$9,040,000

		$9,040,000

Energy Equipment & Services — 2.9%
Halliburton Co.	1,100,000	$32,131,000
Transocean, Ltd.(1)	225,000	19,066,500

		$51,197,500

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	350,000	$18,700,500

		$18,700,500

Food Products — 2.7%
Kellogg Co.	275,000	$14,965,500
Nestle SA	700,000	33,181,209

		$48,146,709

Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(1)	1,250,000	$10,787,500
Covidien PLC	250,000	12,640,000

		$23,427,500

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	345,000	$11,385,000

		$11,385,000

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.(1)	365,000	$12,165,450
McDonald’s Corp.	700,000	43,701,000

		$55,866,450

Industrial Conglomerates — 2.3%
General Electric Co.	1,750,000	$28,140,000
Tyco International, Ltd.(1)	336,756	11,931,265

		$40,071,265

Insurance — 5.5%
ACE, Ltd.(1)	225,000	$11,085,750
Lincoln National Corp.	500,000	12,290,000
MetLife, Inc.	800,000	28,256,000
Prudential Financial, Inc.	700,000	34,993,000
Travelers Companies, Inc. (The)	195,000	9,880,650

		$96,505,400

IT Services — 1.7%
MasterCard, Inc., Class A	80,000	$19,992,000
Western Union Co.	500,000	9,270,000

		$29,262,000

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	250,000	$11,537,500

		$11,537,500

Machinery — 1.8%
Caterpillar, Inc.	225,000	$11,754,000
Deere & Co.	175,000	8,741,250

2

Security	Shares	Value
PACCAR, Inc.	312,378	$11,254,979

		$31,750,229

Media — 0.6%
Walt Disney Co. (The)	365,000	$10,785,750

		$10,785,750

Metals & Mining — 3.2%
BHP Billiton, Ltd. ADR	300,000	$20,811,000
Freeport-McMoRan Copper & Gold, Inc.	300,000	20,007,000
United States Steel Corp.	325,000	14,439,750

		$55,257,750

Multi-Utilities — 1.9%
Dominion Resources, Inc.	300,000	$11,238,000
PG&E Corp.	250,000	10,560,000
Public Service Enterprise Group, Inc.	400,000	12,236,000

		$34,034,000

Multiline Retail — 1.1%
Target Corp.	380,000	$19,482,600

		$19,482,600

Oil, Gas & Consumable Fuels — 15.8%
Anadarko Petroleum Corp.	650,000	$41,457,000
Apache Corp.	375,000	37,038,750
Chevron Corp.	575,000	41,469,000
ConocoPhillips	200,000	9,600,000
Exxon Mobil Corp.	600,000	38,658,000
Hess Corp.	625,000	36,118,750
Occidental Petroleum Corp.	550,000	43,087,000
Peabody Energy Corp.	275,000	11,583,000
Total SA ADR	300,000	17,277,000

		$276,288,500

Pharmaceuticals — 6.1%
Abbott Laboratories	525,000	$27,793,500
Bristol-Myers Squibb Co.	500,000	12,180,000
Merck & Co., Inc.	650,000	24,817,000
Pfizer, Inc.	2,250,000	41,985,000

		$106,775,500

Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities, Inc.	200,000	$15,322,000
Boston Properties, Inc.	150,000	9,730,500
Vornado Realty Trust	200,000	12,936,000

		$37,988,500

Road & Rail — 1.2%
Union Pacific Corp.	334,454	$20,234,467

		$20,234,467

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	725,000	$14,065,000

		$14,065,000

Software — 1.6%
Microsoft Corp.	700,000	$19,726,000
Oracle Corp.	400,000	9,224,000

		$28,950,000

Specialty Retail — 4.0%
Best Buy Co., Inc.	850,000	$31,152,500
Staples, Inc.	925,000	21,700,500

3

Security	Shares	Value
TJX Companies, Inc. (The)	443,200	$16,846,032

		$69,699,032

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	330,000	$21,037,500

		$21,037,500

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	199,600	$6,239,496
Vodafone Group PLC ADR	550,000	11,803,000

		$18,042,496

Total Common Stocks (identified cost $1,304,170,000)		$1,717,176,306

Short-Term Investments — 1.9%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$8,558	$8,557,585
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	24,964	24,963,556

Total Short-Term Investments (identified cost $33,521,141)		$33,521,141

Total Investments — 99.9% (identified cost $1,337,691,141)		$1,750,697,447

Other Assets, Less Liabilities — 0.1%		$1,069,717

Net Assets — 100.0%		$1,751,767,164

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $345, respectively.

4

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,341,599,735

Gross unrealized appreciation	$414,966,227
Gross unrealized depreciation	(5,868,515)

Net unrealized appreciation	$409,097,712

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$176,871,332	$—	$—	$176,871,332
Consumer Staples	53,042,500	33,181,209	—	86,223,709
Energy	327,486,000	—	—	327,486,000
Financials	404,211,650	—	—	404,211,650
Health Care	166,283,500	—	—	166,283,500
Industrials	189,120,898	—	—	189,120,898
Information Technology	155,313,352	7,752,725	—	163,066,077
Materials	70,449,750	—	—	70,449,750
Telecommunication Services	62,637,140	—	—	62,637,140
Utilities	70,826,250	—	—	70,826,250

Total Common Stocks	$1,676,242,372	$40,933,934 *	$—	$1,717,176,306

Short-Term Investments	$8,557,585	$24,963,556	$—	$33,521,141

Total Investments	$1,684,799,957	$65,897,490	$—	$1,750,697,447

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Floating-Rate Advantage Fund as of January 31, 2010 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $1,299,361,974 and the Fund owned 99.99% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 124.6%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.4%
	AWAS Capital, Inc.
5,452	Term Loan, 2.00%, Maturing March 22, 2013	$5,098,073
	Booz Allen Hamilton, Inc.
1,150	Term Loan, 6.00%, Maturing July 31, 2015	1,160,542
	DAE Aviation Holdings, Inc.
1,544	Term Loan, 4.00%, Maturing July 31, 2014	1,456,486
1,582	Term Loan, 4.00%, Maturing July 31, 2014	1,492,587
	Evergreen International Aviation
4,712	Term Loan, 10.50%, Maturing October 31, 2011(2)	3,805,164
	Hawker Beechcraft Acquisition
4,464	Term Loan, 2.24%, Maturing March 26, 2014	3,392,569
242	Term Loan, 2.25%, Maturing March 26, 2014	183,767
	Hexcel Corp.
1,149	Term Loan, 6.50%, Maturing May 21, 2014	1,160,598
	IAP Worldwide Services, Inc.
587	Term Loan, 9.25%, Maturing December 30, 2012(2)	511,779
	Spirit AeroSystems, Inc.
2,648	Term Loan, 2.00%, Maturing December 31, 2011	2,603,850
	TransDigm, Inc.
4,000	Term Loan, 2.25%, Maturing June 23, 2013	3,915,000
	Vought Aircraft Industries, Inc.
1,481	Revolving Loan, 0.50%, Maturing December 22, 2010(3)	1,437,037
667	Term Loan, 7.50%, Maturing December 17, 2011	668,333
1,086	Term Loan, 7.50%, Maturing December 17, 2011	1,090,235
431	Term Loan, 7.50%, Maturing December 22, 2011	430,669
	Wesco Aircraft Hardware Corp.
1,995	Term Loan, 2.49%, Maturing September 29, 2013	1,930,026
1,000	Term Loan - Second Lien, 5.99%, Maturing September 29, 2014	953,750

		$31,290,465

Air Transport — 0.3%
	Delta Air Lines, Inc.
4,882	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	$4,250,711

		$4,250,711

Automotive — 5.0%
	Accuride Corp.
1,125	DIP Loan, 1.00%, Maturing September 30, 2013(3)	$1,145,362
5,855	Term Loan, 10.00%, Maturing January 31, 2012	5,875,910
	Adesa, Inc.
6,017	Term Loan, 2.99%, Maturing October 18, 2013	5,864,466
	Allison Transmission, Inc.
857	Term Loan, 3.00%, Maturing September 30, 2014	788,385
	Cooper Standard Automotive, Inc.
284	Revolving Loan, 7.00%, Maturing December 23, 2011	282,052
1,731	Term Loan, 7.00%, Maturing December 23, 2010	1,721,181
58	Term Loan, 2.75%, Maturing December 23, 2011	57,681
	Dayco Products, LLC
500	Term Loan, 10.00%, Maturing November 12, 2012	490,000
1,000	Term Loan, 10.00%, Maturing November 12, 2012	990,000
1,084	Term Loan, 10.50%, Maturing November 13, 2014	1,018,795
156	Term Loan, 12.50%, Maturing November 13, 2014(2)	146,249

1

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	8,487	Term Loan, 2.17%, Maturing December 27, 2014	$7,214,025
	5,262	Term Loan, 2.17%, Maturing December 27, 2015	4,472,764
		Financiere Truck (Investissement)
EUR	563	Term Loan, 3.22%, Maturing February 15, 2012	532,286
		Ford Motor Co.
	6,335	Term Loan, 3.26%, Maturing December 15, 2013	5,940,262
	2,500	Term Loan, 3.26%, Maturing December 15, 2013	2,310,625
		Fraikin, Ltd.
GBP	691	Term Loan, 0.79%, Maturing February 15, 2012(3)	753,717
GBP	307	Term Loan, 3.00%, Maturing February 15, 2012	334,856
		Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	12,423,761
		HLI Operating Co., Inc.
EUR	109	Term Loan, 0.00%, Maturing May 30, 2014(4)	13,613
EUR	1,853	Term Loan, 0.00%, Maturing May 30, 2014(4)	231,238
		Keystone Automotive Operations, Inc.
	4,438	Term Loan, 3.75%, Maturing January 12, 2012	3,054,752
		Locafroid Services S.A.S.
EUR	132	Term Loan, 3.22%, Maturing February 15, 2012	125,296
		Tenneco Automotive, Inc.
	3,125	Term Loan, 5.73%, Maturing March 17, 2014	3,123,047
		TriMas Corp.
	375	Term Loan, 6.00%, Maturing August 2, 2011	363,750
	1,572	Term Loan, 6.00%, Maturing December 15, 2015	1,501,439
		TRW Automotive, Inc.
	1,300	Term Loan, 5.00%, Maturing May 30, 2016	1,302,844
		United Components, Inc.
	2,779	Term Loan, 2.25%, Maturing June 30, 2010	2,584,746

			$64,663,102

Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	3,000	Term Loan - Second Lien, 5.21%, Maturing May 31, 2013	$1,740,055
		Van Houtte, Inc.
	234	Term Loan, 2.75%, Maturing July 11, 2014	221,445
	1,712	Term Loan, 2.75%, Maturing July 11, 2014	1,623,925

			$3,585,425

Building and Development — 3.2%
		401 North Wabash Venture, LLC
	2,021	Term Loan, 0.00%, Maturing May 7, 2009(3)(5)	$1,515,718
		AIMCO Properties, L.P.
	1,237	Term Loan, 1.74%, Maturing March 23, 2011	1,215,844
		Beacon Sales Acquisition, Inc.
	1,895	Term Loan, 2.25%, Maturing September 30, 2013	1,802,814
		Brickman Group Holdings, Inc.
	2,415	Term Loan, 2.25%, Maturing January 23, 2014	2,297,938
		Epco/Fantome, LLC
	4,284	Term Loan, 2.86%, Maturing November 23, 2010	3,941,280
		Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.39%, Maturing December 1, 2010(3)	606,195
	6,106	Term Loan, 5.08%, Maturing December 1, 2010	5,922,947
		Lafarge Roofing
	1,094	Term Loan, 3.25%, Maturing July 16, 2014(2)	856,204
EUR	358	Term Loan, 5.00%, Maturing April 16, 2015(2)	324,904
		Materis
EUR	819	Term Loan, 3.04%, Maturing April 27, 2014	882,439
EUR	872	Term Loan, 3.18%, Maturing April 27, 2015	939,611
		Mueller Water Products, Inc.
	1,825	Term Loan, 5.25%, Maturing May 24, 2014	1,812,417

2

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		NCI Building Systems, Inc.
	1,117	Term Loan, 8.00%, Maturing June 18, 2010	$1,088,284
		Panolam Industries Holdings, Inc.
	1,805	Term Loan, 8.25%, Maturing December 31, 2013	1,642,847
		Re/Max International, Inc.
	1,880	Term Loan, 5.75%, Maturing December 17, 2012	1,885,182
	3,046	Term Loan, 9.75%, Maturing December 17, 2012	3,087,628
		Realogy Corp.
	415	Term Loan, 3.23%, Maturing September 1, 2014	370,185
	2,562	Term Loan, 3.25%, Maturing September 1, 2014	2,286,876
		Sanitec Europe OY
EUR	2,325	Term Loan, 2.50%, Maturing June 25, 2016	2,449,703
		South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(5)	1,790,000
		WCI Communities, Inc.
	1,248	Term Loan, 10.00%, Maturing September 3, 2014(2)	1,154,368
	3,596	Term Loan, 10.07%, Maturing September 3, 2014	3,596,415

			$41,469,799

Business Equipment and Services — 9.8%
		Activant Solutions, Inc.
	2,008	Term Loan, 2.29%, Maturing May 1, 2013	$1,919,802
		Affiliated Computer Services
	1,910	Term Loan, 2.23%, Maturing March 20, 2013	1,905,304
	6,321	Term Loan, 2.23%, Maturing March 20, 2013	6,304,556
		Affinion Group, Inc.
	6,699	Term Loan, 2.73%, Maturing October 17, 2012	6,523,025
		Allied Barton Security Service
	1,433	Term Loan, 6.75%, Maturing February 21, 2015	1,454,747
		Education Management, LLC
	5,631	Term Loan, 2.06%, Maturing June 1, 2013	5,418,507
		Info USA, Inc.
	802	Term Loan, 2.01%, Maturing February 14, 2012	778,676
		Intergraph Corp.
	837	Term Loan, 2.26%, Maturing May 29, 2014	822,203
	2,000	Term Loan - Second Lien, 6.26%, Maturing November 29, 2014	1,928,750
		iPayment, Inc.
	3,500	Term Loan, 2.24%, Maturing May 10, 2013	3,307,584
		Kronos, Inc.
	2,481	Term Loan, 2.25%, Maturing June 11, 2014	2,362,316
		Language Line, Inc.
	4,725	Term Loan, 5.50%, Maturing October 30, 2015	4,748,625
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	830,000
		N.E.W. Holdings I, LLC
	4,409	Term Loan, 2.73%, Maturing May 22, 2014	4,226,106
		Protection One, Inc.
	435	Term Loan, 2.48%, Maturing March 31, 2012	417,378
	2,464	Term Loan, 4.48%, Maturing March 31, 2014	2,370,583
		Quantum Corp.
	665	Term Loan, 4.18%, Maturing July 12, 2014	621,342
		Quintiles Transnational Corp.
	4,584	Term Loan, 2.25%, Maturing March 31, 2013	4,448,559
		RiskMetrics Group Holdings, LLC
	3,485	Term Loan, 2.25%, Maturing January 11, 2014	3,471,707
		Sabre, Inc.
	12,884	Term Loan, 2.49%, Maturing September 30, 2014	11,549,296
		Serena Software, Inc.
	2,725	Term Loan, 2.26%, Maturing March 10, 2013	2,527,305

3

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sitel (Client Logic)
	5,441	Term Loan, 5.74%, Maturing January 29, 2014	$5,033,110
		Solera Holdings, LLC
	2,575	Term Loan, 2.06%, Maturing May 15, 2014	2,521,933
		SunGard Data Systems, Inc.
	612	Term Loan, 1.98%, Maturing February 11, 2013	593,416
	1,679	Term Loan, 6.75%, Maturing February 28, 2014	1,698,056
	17,295	Term Loan, 3.90%, Maturing February 28, 2016	17,050,120
		Ticketmaster
	1,943	Term Loan, 7.00%, Maturing July 22, 2014	1,933,143
		Transaction Network Services, Inc.
	954	Term Loan, 2.00%, Maturing March 28, 2014	962,192
		Travelport, LLC
	3,900	Term Loan, 2.74%, Maturing August 23, 2013	3,748,875
	7,073	Term Loan, 2.74%, Maturing August 23, 2013	6,781,401
	2,741	Term Loan, 2.75%, Maturing August 23, 2013	2,627,989
EUR	1,053	Term Loan, 2.89%, Maturing August 23, 2013	1,409,980
		Valassis Communications, Inc.
	1,319	Term Loan, 2.01%, Maturing March 2, 2014	1,285,754
		VWR International, Inc.
	5,378	Term Loan, 2.73%, Maturing June 28, 2013	5,021,696
		West Corp.
	3,649	Term Loan, 2.61%, Maturing October 24, 2013	3,520,302
	5,301	Term Loan, 4.11%, Maturing July 15, 2016	5,258,413

			$127,382,751

Cable and Satellite Television — 9.9%
		Atlantic Broadband Finance, LLC
	5,166	Term Loan, 6.75%, Maturing June 8, 2013	$5,176,815
	192	Term Loan, 2.51%, Maturing September 1, 2013	189,007
		Bresnan Broadband Holdings, LLC
	1,436	Term Loan, 2.25%, Maturing March 29, 2014	1,401,440
	2,978	Term Loan, 2.27%, Maturing March 29, 2014	2,905,543
		Cequel Communications, LLC
	12,914	Term Loan, 2.25%, Maturing November 5, 2013	12,329,572
	3,000	Term Loan - Second Lien, 4.73%, Maturing May 5, 2014	2,944,821
		Charter Communications Operating, Inc.
	18,484	Term Loan, 2.26%, Maturing April 28, 2013	17,243,095
		CSC Holdings, Inc.
	9,240	Term Loan, 2.00%, Maturing March 29, 2013	9,027,018
		DirectTV Holdings, LLC
	1,681	Term Loan, 1.73%, Maturing April 13, 2013	1,672,188
		Foxco Acquisition Sub., LLC
	1,337	Term Loan, 7.50%, Maturing July 2, 2015	1,274,893
		Insight Midwest Holdings, LLC
	7,838	Term Loan, 2.25%, Maturing April 6, 2014	7,580,940
		MCC Iowa, LLC
	1,906	Term Loan, 1.96%, Maturing January 31, 2015	1,806,120
		Mediacom Illinois, LLC
	2,340	Term Loan, 1.46%, Maturing September 30, 2012	2,240,550
	5,846	Term Loan, 1.96%, Maturing January 31, 2015	5,534,999
		NTL Investment Holdings, Ltd.
GBP	1,501	Term Loan, 4.18%, Maturing September 3, 2012	2,375,355
		ProSiebenSat.1 Media AG
EUR	188	Term Loan, Maturing June 26, 2014(6)	226,584
EUR	1,406	Term Loan, Maturing July 2, 2014(6)	1,697,531
EUR	1,072	Term Loan, 3.34%, Maturing March 2, 2015	1,098,365
EUR	263	Term Loan, 2.59%, Maturing June 26, 2015	324,193
EUR	6,272	Term Loan, 2.59%, Maturing June 26, 2015	7,732,049
EUR	1,072	Term Loan, 3.59%, Maturing March 2, 2016	1,098,365

4

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		San Juan Cable, LLC
	960	Term Loan, 2.01%, Maturing October 31, 2012	$909,635
		UPC Broadband Holding B.V.
	1,593	Term Loan, 2.18%, Maturing December 31, 2014	1,532,721
	1,864	Term Loan, 3.93%, Maturing December 31, 2016	1,836,627
EUR	9,221	Term Loan, 4.21%, Maturing December 31, 2016	12,093,213
EUR	5,930	Term Loan, 4.99%, Maturing December 31, 2017	7,804,450
		Virgin Media Investment Holding
GBP	3,000	Term Loan, Maturing March 2, 2012(6)	4,779,022
	2,616	Term Loan, 3.75%, Maturing March 30, 2012	2,615,630
GBP	1,188	Term Loan, 4.40%, Maturing March 30, 2012	1,878,869
GBP	1,388	Term Loan, 4.40%, Maturing March 30, 2012	2,196,100
GBP	763	Term Loan, 4.43%, Maturing March 30, 2012	1,207,807
		YPSO Holding SA
EUR	957	Term Loan, 4.43%, Maturing July 28, 2014(2)	1,155,815
EUR	1,562	Term Loan, 4.43%, Maturing July 28, 2014(2)	1,885,804
EUR	2,481	Term Loan, 4.43%, Maturing July 28, 2014(2)	2,994,983

			$128,770,119

Chemicals and Plastics — 7.4%
		Arizona Chemical, Inc.
	843	Term Loan, 2.24%, Maturing February 28, 2013	$811,468
		Ashland, Inc.
	1,436	Term Loan, 7.65%, Maturing November 20, 2014	1,455,951
		Brenntag Holding GmbH and Co. KG
	2,858	Term Loan, 1.99%, Maturing December 23, 2013	2,800,559
	864	Term Loan, 2.01%, Maturing December 23, 2013	846,277
EUR	2,071	Term Loan, 2.59%, Maturing December 23, 2013	2,832,893
	679	Term Loan, 2.00%, Maturing January 20, 2014	665,470
EUR	377	Term Loan, 2.92%, Maturing December 23, 2014	515,673
EUR	486	Term Loan, 2.99%, Maturing December 23, 2014	664,701
	1,000	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	977,857
		British Vita UK, Ltd.
EUR	1,219	Term Loan, 5.78%, Maturing June 30, 2014(2)	1,309,453
		Celanese Holdings, LLC
	2,500	Term Loan, 1.98%, Maturing April 2, 2014	2,415,625
	9,111	Term Loan, 2.00%, Maturing April 2, 2014	8,796,481
		Cognis GmbH
EUR	615	Term Loan, 2.71%, Maturing September 15, 2013	829,449
EUR	2,510	Term Loan, 2.71%, Maturing September 15, 2013	3,386,916
		Columbian Chemicals Acquisition
	429	Term Loan, 6.31%, Maturing March 16, 2013	400,788
		Ferro Corp.
	4,442	Term Loan, 6.25%, Maturing June 6, 2012	4,364,394
		Hexion Specialty Chemicals, Inc.
EUR	735	Term Loan, 2.95%, Maturing May 5, 2012	924,555
	1,369	Term Loan, Maturing May 5, 2013(6)	1,303,923
	6,303	Term Loan, Maturing May 5, 2013(6)	6,002,542
	3,900	Term Loan, 2.56%, Maturing June 15, 2014	3,636,750
		Huntsman International, LLC
	5,660	Term Loan, 2.00%, Maturing August 16, 2012	5,424,117
		INEOS Group
EUR	412	Term Loan, 5.52%, Maturing December 14, 2011	535,027
EUR	2,542	Term Loan, 5.52%, Maturing December 14, 2011	3,300,277
EUR	306	Term Loan, 8.02%, Maturing December 14, 2011	396,845
EUR	2,648	Term Loan, 10.25%, Maturing December 14, 2011	3,438,459
	1,425	Term Loan, 9.00%, Maturing December 14, 2012	1,356,938
	2,525	Term Loan, 9.50%, Maturing December 14, 2013	2,355,603
	2,459	Term Loan, 10.00%, Maturing December 14, 2014	2,293,364
EUR	1,000	Term Loan - Second Lien, 7.02%, Maturing December 14, 2012	1,235,139

5

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		ISP Chemco, Inc.
	6,618	Term Loan, 2.00%, Maturing June 4, 2014	$6,313,734
		Kranton Polymers, LLC
	3,751	Term Loan, 2.25%, Maturing May 12, 2013	3,601,016
		MacDermid, Inc.
EUR	1,077	Term Loan, 2.64%, Maturing April 12, 2014	1,205,880
		Millenium Inorganic Chemicals
	3,917	Term Loan, 2.50%, Maturing April 30, 2014	3,701,601
		Momentive Performance Material
	4,702	Term Loan, 2.50%, Maturing December 4, 2013	4,372,057
		Nalco Co.
	1,000	Term Loan, 1.98%, Maturing May 6, 2016	991,250
	1,318	Term Loan, 6.50%, Maturing May 6, 2016	1,340,128
		Rockwood Specialties Group, Inc.
	7,717	Term Loan, 6.00%, Maturing May 15, 2014	7,793,794
		Schoeller Arca Systems Holding
EUR	824	Term Loan, 5.07%, Maturing November 16, 2015	742,717
EUR	887	Term Loan, 5.07%, Maturing November 16, 2015	799,236
EUR	289	Term Loan, 6.17%, Maturing November 16, 2015	260,495

			$96,399,402

Clothing/Textiles — 0.3%
		Hanesbrands, Inc.
	2,550	Term Loan, 5.25%, Maturing December 10, 2015	$2,587,186
		St. John Knits International, Inc.
	1,748	Term Loan, 9.25%, Maturing March 23, 2012	1,617,043

			$4,204,229

Conglomerates — 3.1%
		Amsted Industries, Inc.
	4,888	Term Loan, 2.25%, Maturing October 15, 2010	$4,686,241
	472	Term Loan, 2.26%, Maturing April 5, 2013	452,153
		Doncasters (Dunde HoldCo 4 Ltd.)
	1,307	Term Loan, 4.24%, Maturing July 13, 2015	1,151,744
GBP	581	Term Loan, 4.55%, Maturing July 13, 2015	825,535
	1,307	Term Loan, 4.74%, Maturing July 13, 2015	1,151,744
GBP	581	Term Loan, 5.05%, Maturing July 13, 2015	825,535
		Gentek Holding, LLC
	825	Term Loan, 7.00%, Maturing October 29, 2014	834,900
		Jarden Corp.
	645	Term Loan, 2.00%, Maturing January 24, 2012	637,912
	2,731	Term Loan, 2.00%, Maturing January 24, 2012	2,714,819
	989	Term Loan, 2.75%, Maturing January 24, 2012	985,248
		Johnson Diversey, Inc.
	1,950	Term Loan, 5.50%, Maturing November 24, 2015	1,979,250
		Manitowoc Company, Inc. (The)
	5,042	Term Loan, 7.50%, Maturing August 21, 2014	5,030,836
		Polymer Group, Inc.
	5,374	Term Loan, 7.00%, Maturing November 22, 2014	5,434,839
		RBS Global, Inc.
	1,065	Term Loan, 2.50%, Maturing July 19, 2013	991,414
	4,878	Term Loan, 2.79%, Maturing July 19, 2013	4,615,683
		RGIS Holdings, LLC
	5,373	Term Loan, 2.74%, Maturing April 30, 2014	4,997,089
	269	Term Loan, 2.75%, Maturing April 30, 2014	249,854
		US Investigations Services, Inc.
	1,955	Term Loan, 3.25%, Maturing February 21, 2015	1,794,831
		Vertrue, Inc.
	1,000	Term Loan, 3.26%, Maturing August 16, 2014	800,000

			$40,159,627

6

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Containers and Glass Products — 4.0%
		Berry Plastics Corp.
	6,073	Term Loan, 2.25%, Maturing April 3, 2015	$5,507,287
		Consolidated Container Co.
	885	Term Loan, 2.50%, Maturing March 28, 2014	815,539
	1,500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,282,500
		Crown Americas, Inc.
	1,320	Term Loan, 1.98%, Maturing November 15, 2012	1,309,001
EUR	960	Term Loan, 2.19%, Maturing November 15, 2012	1,274,470
		Graham Packaging Holdings Co.
	1,780	Term Loan, 2.50%, Maturing October 7, 2011	1,769,590
	7,883	Term Loan, 6.75%, Maturing April 5, 2014	7,965,995
		Graphic Packaging International, Inc.
	5,474	Term Loan, 2.25%, Maturing May 16, 2014	5,329,186
	1,754	Term Loan, 3.00%, Maturing May 16, 2014	1,728,270
		JSG Acquisitions
EUR	1,528	Term Loan, 3.97%, Maturing December 31, 2014	2,107,458
EUR	1,511	Term Loan, 4.11%, Maturing December 31, 2014	2,083,363
		OI European Group B.V.
EUR	3,790	Term Loan, 1.95%, Maturing June 14, 2013	5,079,672
		Owens-Brockway Glass Container
	4,738	Term Loan, 1.73%, Maturing June 14, 2013	4,638,311
		Reynolds Group Holdings, Inc.
	2,300	Term Loan, 6.25%, Maturing November 5, 2015	2,334,213
		Smurfit-Stone Container Corp.
	3,575	Revolving Loan, 2.84%, Maturing July 28, 2010	3,574,903
	1,187	Revolving Loan, 3.06%, Maturing July 28, 2010	1,186,554
	466	Term Loan, 2.50%, Maturing November 1, 2011	462,922
	817	Term Loan, 2.50%, Maturing November 1, 2011	811,735
	1,540	Term Loan, 2.50%, Maturing November 1, 2011	1,531,113
	718	Term Loan, 4.50%, Maturing November 1, 2011	713,283

			$51,505,365

Cosmetics/Toiletries — 0.4%
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.51%, Maturing July 31, 2014	$547,500
		Bausch & Lomb, Inc.
	216	Term Loan, 3.50%, Maturing April 30, 2015	208,874
	888	Term Loan, 3.50%, Maturing April 30, 2015	860,125
		Prestige Brands, Inc.
	3,463	Term Loan, 4.50%, Maturing April 7, 2011	3,428,399

			$5,044,898

Drugs — 1.0%
		Chattem, Inc.
	1,089	Term Loan, 1.98%, Maturing January 2, 2013	$1,086,652
		Graceway Pharmaceuticals, LLC
	5,667	Term Loan, 2.98%, Maturing May 3, 2012	4,722,889
	1,000	Term Loan - Second Lien, 6.73%, Maturing May 3, 2013	532,500
		Pharmaceutical Holdings Corp.
	1,055	Term Loan, 3.51%, Maturing January 30, 2012	1,001,910
		Warner Chilcott Corp.
	1,747	Term Loan, 5.50%, Maturing October 30, 2014	1,754,742
	874	Term Loan, 5.75%, Maturing April 30, 2015	876,987
	1,922	Term Loan, 5.75%, Maturing April 30, 2015	1,929,370
	1,300	Term Loan, Maturing April 30, 2015(6)	1,305,233

			$13,210,283

Ecological Services and Equipment — 1.5%
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000	Term Loan, 2.68%, Maturing April 1, 2015	$5,235,421

7

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Environmental Systems Products Holdings, Inc.
	203	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	$185,505
		Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 4.74%, Maturing October 13, 2013	11,073,617
		Sensus Metering Systems, Inc.
	2,989	Term Loan, 6.99%, Maturing June 3, 2013	3,000,393

			$19,494,936

Electronics/Electrical — 4.0%
		Aspect Software, Inc.
	3,525	Term Loan, 3.25%, Maturing July 11, 2011	$3,383,603
		FCI International S.A.S.
	497	Term Loan, 3.62%, Maturing November 1, 2013	465,112
	497	Term Loan, 3.62%, Maturing November 1, 2013	465,113
	516	Term Loan, 3.62%, Maturing November 1, 2013	483,122
	516	Term Loan, 3.62%, Maturing November 1, 2013	483,122
		Freescale Semiconductor, Inc.
	6,523	Term Loan, 1.98%, Maturing December 1, 2013	5,871,799
		Infor Enterprise Solutions Holdings
EUR	1,940	Term Loan, 3.39%, Maturing July 28, 2012	2,454,450
	4,097	Term Loan, 3.99%, Maturing July 28, 2012	3,840,629
	7,852	Term Loan, 3.99%, Maturing July 28, 2012	7,361,207
	500	Term Loan, 5.73%, Maturing March 2, 2014	415,000
		Network Solutions, LLC
	1,915	Term Loan, 2.51%, Maturing March 7, 2014	1,735,138
		Open Solutions, Inc.
	5,423	Term Loan, 2.38%, Maturing January 23, 2014	4,830,689
		Sensata Technologies Finance Co.
	6,578	Term Loan, 2.00%, Maturing April 27, 2013	5,992,417
		Spectrum Brands, Inc.
	440	Term Loan, 8.00%, Maturing March 30, 2013	439,648
	8,517	Term Loan, 8.00%, Maturing March 30, 2013	8,517,022
		VeriFone, Inc.
	225	Term Loan, 2.99%, Maturing October 31, 2013	221,625
		Vertafore, Inc.
	4,791	Term Loan, 5.50%, Maturing July 31, 2014	4,611,713

			$51,571,409

Equipment Leasing — 0.4%
		Hertz Corp.
	785	Term Loan, 2.00%, Maturing December 21, 2012	$766,352
	4,267	Term Loan, 2.01%, Maturing December 21, 2012	4,164,581

			$4,930,933

Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
	1,658	Term Loan, 5.50%, Maturing December 16, 2012	$1,643,180
	1,000	Term Loan - Second Lien, 9.00%, Maturing December 16, 2013	979,583
		Central Garden & Pet Co.
	3,352	Term Loan, 1.74%, Maturing February 28, 2014	3,184,489

			$5,807,252

Financial Intermediaries — 2.2%
		Citco III, Ltd.
	4,425	Term Loan, 4.43%, Maturing June 30, 2014	$4,292,684
		E.A. Viner International Co.
	130	Term Loan, 4.76%, Maturing July 31, 2013	124,163
		First Data Corp.
	997	Term Loan, 2.98%, Maturing September 24, 2014	864,802
	3,995	Term Loan, 3.00%, Maturing September 24, 2014	3,452,814
	997	Term Loan, 3.00%, Maturing September 24, 2014	864,802

8

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Grosvenor Capital Management
	1,402	Term Loan, 2.25%, Maturing December 5, 2013	$1,275,735
		Jupiter Asset Management Group
GBP	1,321	Term Loan, 2.74%, Maturing June 30, 2015	1,994,283
		LPL Holdings, Inc.
	11,578	Term Loan, 2.00%, Maturing December 18, 2014	11,080,713
		Nuveen Investments, Inc.
	3,262	Term Loan, 3.29%, Maturing November 2, 2014	2,887,757
		Oxford Acquisition III, Ltd.
	1,262	Term Loan, 2.25%, Maturing May 24, 2014	1,190,350
		RJO Holdings Corp. (RJ O’Brien)
	1,452	Term Loan, 5.24%, Maturing July 31, 2014(2)	965,725

			$28,993,828

Food Products — 3.4%
		Advantage Sales & Marketing, Inc.
	7,021	Term Loan, 2.26%, Maturing March 29, 2013	$6,710,936
		American Seafoods Group, LLC
	329	Term Loan, 4.00%, Maturing September 30, 2012	320,424
		B&G Foods, Inc.
	1,130	Term Loan, 2.26%, Maturing February 23, 2013	1,113,950
		BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.52%, Maturing December 31, 2013	2,338,664
		Dean Foods Co.
	8,976	Term Loan, 1.64%, Maturing April 2, 2014	8,732,425
		Dole Food Company, Inc.
	312	Term Loan, 7.89%, Maturing April 12, 2013	315,869
	543	Term Loan, 8.00%, Maturing April 12, 2013	549,313
	1,762	Term Loan, 8.00%, Maturing April 12, 2013	1,782,263
		Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.79%, Maturing April 2, 2013(3)	2,790,000
	10,440	Term Loan, 2.98%, Maturing April 2, 2014	9,912,977
	2,425	Term Loan, 7.50%, Maturing April 2, 2014	2,449,250
		Reddy Ice Group, Inc.
	7,975	Term Loan, 2.00%, Maturing August 9, 2012	7,503,143

			$44,519,214

Food Service — 3.6%
		AFC Enterprises, Inc.
	772	Term Loan, 7.00%, Maturing May 11, 2011	$777,950
		Aramark Corp.
	18,926	Term Loan, 2.13%, Maturing January 26, 2014	18,168,638
	1,236	Term Loan, 2.14%, Maturing January 26, 2014	1,186,970
		Buffets, Inc.
	1,275	Term Loan, 18.00%, Maturing April 30, 2012	1,300,621
	319	Term Loan, 7.50%, Maturing November 1, 2013(2)	283,579
	1,632	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(2)	1,452,073
		CBRL Group, Inc.
	3,592	Term Loan, 1.79%, Maturing April 27, 2013	3,473,764
	2,171	Term Loan, 2.79%, Maturing April 27, 2016	2,111,992
		JRD Holdings, Inc.
	2,002	Term Loan, 2.50%, Maturing June 26, 2014	1,942,122
		Maine Beverage Co., LLC
	1,212	Term Loan, 2.00%, Maturing June 30, 2010	1,145,391
		NPC International, Inc.
	1,843	Term Loan, 2.00%, Maturing May 3, 2013	1,771,817
		OSI Restaurant Partners, LLC
	433	Term Loan, 3.08%, Maturing May 9, 2013	390,766
	4,931	Term Loan, 2.56%, Maturing May 9, 2014	4,451,871
		QCE Finance, LLC
	4,157	Term Loan, 2.56%, Maturing May 5, 2013	3,580,021

9

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sagittarius Restaurants, LLC
	1,117	Term Loan, 9.75%, Maturing March 29, 2013	$1,089,276
		Selecta
GBP	2,500	Term Loan, 3.22%, Maturing June 28, 2015	3,177,021

			$46,303,872

Food/Drug Retailers — 3.2%
		General Nutrition Centers, Inc.
	7,138	Term Loan, 2.51%, Maturing September 16, 2013	$6,878,924
		Pantry, Inc. (The)
	735	Term Loan, 1.74%, Maturing May 15, 2014	699,455
	2,554	Term Loan, 1.74%, Maturing May 15, 2014	2,429,403
		Rite Aid Corp.
	17,061	Term Loan, 1.99%, Maturing June 1, 2014	15,326,323
	2,444	Term Loan, 6.00%, Maturing June 4, 2014	2,321,351
	2,500	Term Loan, 9.50%, Maturing June 4, 2014	2,621,875
		Roundy’s Supermarkets, Inc.
	10,741	Term Loan, 6.25%, Maturing November 3, 2013	10,714,136

			$40,991,467

Forest Products — 1.9%
		Appleton Papers, Inc.
	4,178	Term Loan, 6.70%, Maturing June 5, 2014	$4,146,229
		Georgia-Pacific Corp.
	10,954	Term Loan, 2.23%, Maturing December 20, 2012	10,758,638
	6,859	Term Loan, 2.26%, Maturing December 20, 2012	6,736,779
	3,195	Term Loan, 3.50%, Maturing December 23, 2014	3,197,323

			$24,838,969

Health Care — 11.9%
		Alliance Healthcare Services
	3,825	Term Loan, 5.50%, Maturing June 1, 2016	$3,812,649
		American Medical Systems
	1,486	Term Loan, 2.50%, Maturing July 20, 2012	1,444,974
		AMR HoldCo, Inc.
	1,604	Term Loan, 2.23%, Maturing February 10, 2012	1,555,711
		Biomet, Inc.
	8,359	Term Loan, 3.25%, Maturing December 26, 2014	8,168,346
EUR	1,046	Term Loan, 3.55%, Maturing December 26, 2014	1,438,165
		Cardinal Health 409, Inc.
	5,923	Term Loan, 2.48%, Maturing April 10, 2014	5,419,659
		Carestream Health, Inc.
	6,492	Term Loan, 2.23%, Maturing April 30, 2013	6,169,322
		Carl Zeiss Vision Holding GmbH
	3,701	Term Loan, 2.73%, Maturing March 23, 2015	2,850,843
		Community Health Systems, Inc.
	1,009	Term Loan, 2.51%, Maturing July 25, 2014	954,568
	19,725	Term Loan, 2.51%, Maturing July 25, 2014	18,669,718
		Concentra, Inc.
	2,145	Term Loan, 2.51%, Maturing June 25, 2014	2,021,663
		ConMed Corp.
	1,009	Term Loan, 1.74%, Maturing April 13, 2013	958,761
		CRC Health Corp.
	1,355	Term Loan, 2.50%, Maturing February 6, 2013	1,271,537
	1,457	Term Loan, 2.50%, Maturing February 6, 2013	1,368,216
		Dako (Eqt Project Delphi)
EUR	1,337	Term Loan, 2.58%, Maturing June 12, 2015	1,672,841
		DaVita, Inc.
	7,807	Term Loan, 1.74%, Maturing October 5, 2012	7,648,417
		DJO Finance, LLC
	896	Term Loan, 3.23%, Maturing May 15, 2014	871,256

10

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		HCA, Inc.
	20,989	Term Loan, 2.50%, Maturing November 18, 2013	$19,992,132
		Health Management Association, Inc.
	10,464	Term Loan, 2.00%, Maturing February 28, 2014	9,959,224
		HealthSouth Corp.
	1,367	Term Loan, 2.51%, Maturing March 10, 2013	1,336,214
	1,000	Term Loan, 2.65%, Maturing March 10, 2013	930,000
	1,125	Term Loan, 4.01%, Maturing March 15, 2014	1,116,872
		Iasis Healthcare, LLC
	259	Term Loan, 2.23%, Maturing March 14, 2014	248,020
	957	Term Loan, 2.23%, Maturing March 14, 2014	916,124
	2,766	Term Loan, 2.23%, Maturing March 14, 2014	2,647,163
		IM U.S. Holdings, LLC
	3,827	Term Loan, 2.24%, Maturing June 26, 2014	3,664,233
	1,986	Term Loan - Second Lien, Maturing June 26, 2015(6)	1,925,357
		inVentiv Health, Inc.
	2,123	Term Loan, 2.01%, Maturing July 6, 2014	2,020,094
		LifePoint Hospitals, Inc.
	2,242	Term Loan, 1.89%, Maturing April 15, 2012	2,203,836
		MultiPlan Merger Corp.
	1,318	Term Loan, 2.73%, Maturing April 12, 2013	1,261,530
	1,045	Term Loan, 2.75%, Maturing April 12, 2013	999,916
		Mylan, Inc.
	6,398	Term Loan, 3.55%, Maturing October 2, 2014	6,335,113
		National Mentor Holdings, Inc.
	190	Term Loan, 2.15%, Maturing June 29, 2013	172,312
	3,097	Term Loan, 2.26%, Maturing June 29, 2013	2,803,024
		Nyco Holdings
EUR	2,321	Term Loan, 2.85%, Maturing December 29, 2014	3,101,079
EUR	2,321	Term Loan, 3.60%, Maturing December 29, 2015	3,101,079
		RadNet Management, Inc.
	2,595	Term Loan, 4.51%, Maturing November 15, 2012	2,504,556
		ReAble Therapeutics Finance, LLC
	4,341	Term Loan, 2.26%, Maturing November 16, 2013	4,248,581
		RehabCare Group, Inc.
	2,000	Term Loan, 6.00%, Maturing November 20, 2015	2,009,000
		Select Medical Holdings Corp.
	5,568	Term Loan, 4.02%, Maturing August 5, 2014	5,498,709
		Sunrise Medical Holdings, Inc.
	1,656	Term Loan, 8.25%, Maturing May 13, 2010	1,374,539
		TZ Merger Sub., Inc. (TriZetto)
	992	Term Loan, 7.50%, Maturing July 24, 2015	999,079
		Vanguard Health Holding Co., LLC
	2,794	Term Loan, 2.49%, Maturing September 23, 2011	2,796,455
	3,800	Term Loan, Maturing January 29, 2016(6)	3,818,525
		Viant Holdings, Inc.
	715	Term Loan, 2.51%, Maturing June 25, 2014	704,040

			$154,983,452

Home Furnishings — 0.5%
		Hunter Fan Co.
	1,415	Term Loan, 2.74%, Maturing April 16, 2014	$1,136,791
		Interline Brands, Inc.
	717	Term Loan, 1.98%, Maturing June 23, 2013	663,587
	2,635	Term Loan, 2.00%, Maturing June 23, 2013	2,437,676
		National Bedding Co., LLC
	1,830	Term Loan, 2.30%, Maturing August 31, 2011	1,765,648
		Oreck Corp.
	1,239	Term Loan, 0.00%, Maturing February 2, 2012(4)(7)	444,835

11

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Simmons Co.
	2,181	Term Loan, 7.35%, Maturing February 15, 2012(2)	$13,629

			$6,462,166

Industrial Equipment — 2.8%
		CEVA Group PLC U.S.
	3,424	Term Loan, 3.23%, Maturing January 4, 2014	$3,004,601
	413	Term Loan, 3.25%, Maturing January 4, 2014	370,809
EUR	258	Term Loan, 3.43%, Maturing January 4, 2014	321,645
EUR	439	Term Loan, 3.43%, Maturing January 4, 2014	546,189
EUR	539	Term Loan, 3.43%, Maturing January 4, 2014	671,269
EUR	435	Term Loan, 3.71%, Maturing January 4, 2014	541,862
		EPD Holdings (Goodyear Engineering Products)
	450	Term Loan, 2.74%, Maturing July 13, 2014	386,458
	3,143	Term Loan, 2.74%, Maturing July 13, 2014	2,698,305
	1,000	Term Loan - Second Lien, 5.98%, Maturing July 13, 2015	755,000
		Generac Acquisition Corp.
	1,727	Term Loan, 2.75%, Maturing November 7, 2013	1,606,175
	2,000	Term Loan - Second Lien, 6.25%, Maturing April 7, 2014	1,842,000
		Gleason Corp.
	591	Term Loan, 2.00%, Maturing June 30, 2013	579,038
	1,749	Term Loan, 2.00%, Maturing June 30, 2013	1,713,955
		Jason, Inc.
	1,322	Term Loan, 5.99%, Maturing April 30, 2010	865,666
		John Maneely Co.
	6,044	Term Loan, 3.50%, Maturing December 8, 2013	5,804,092
		KION Group GmbH
EUR	500	Term Loan, 2.69%, Maturing December 23, 2014(2)	544,943
	1,750	Term Loan, 3.98%, Maturing December 23, 2014	1,352,750
EUR	500	Term Loan, 2.98%, Maturing December 23, 2015(2)	544,943
	1,750	Term Loan, 4.23%, Maturing December 23, 2015	1,352,750
		Polypore, Inc.
	8,287	Term Loan, 2.49%, Maturing July 3, 2014	7,935,281
EUR	724	Term Loan, 2.64%, Maturing July 3, 2014	939,124
		TFS Acquisition Corp.
	1,961	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,504,810

			$35,881,665

Insurance — 2.4%
		Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,225,000
	1,000	Term Loan, Maturing August 21, 2014(6)	946,667
		AmWINS Group, Inc.
	2,000	Term Loan, 2.76%, Maturing June 8, 2013	1,857,500
		Applied Systems, Inc.
	1,909	Term Loan, 2.73%, Maturing September 26, 2013	1,823,377
		CCC Information Services Group, Inc.
	3,934	Term Loan, 2.49%, Maturing February 10, 2013	3,810,805
		Conseco, Inc.
	7,167	Term Loan, 7.50%, Maturing October 10, 2013	6,835,690
		Crump Group, Inc.
	2,326	Term Loan, 3.24%, Maturing August 4, 2014	2,099,433
		Hub International Holdings, Inc.
	861	Term Loan, 2.75%, Maturing June 13, 2014	807,288
	3,831	Term Loan, 2.75%, Maturing June 13, 2014	3,591,538
	1,347	Term Loan, 6.75%, Maturing June 30, 2014	1,339,330
		U.S.I. Holdings Corp.
	4,690	Term Loan, 3.01%, Maturing May 4, 2014	4,326,855

			$31,663,483

12

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Leisure Goods/Activities/Movies — 6.3%
		24 Hour Fitness Worldwide, Inc.
	1,736	Term Loan, 2.76%, Maturing June 8, 2012	$1,644,742
		AMC Entertainment, Inc.
	4,987	Term Loan, 1.73%, Maturing January 26, 2013	4,879,091
		Bombardier Recreational Products
	5,651	Term Loan, 3.28%, Maturing June 28, 2013	4,283,886
		Carmike Cinemas, Inc.
	556	Term Loan, 3.54%, Maturing May 19, 2012	557,364
	444	Term Loan, 4.24%, Maturing May 19, 2012	444,824
	6,150	Term Loan, Maturing January 27, 2016(6)	6,156,408
		Cedar Fair, L.P.
	2,916	Term Loan, 2.23%, Maturing August 30, 2012	2,908,077
	3,664	Term Loan, 4.23%, Maturing February 17, 2014	3,660,198
		Cinemark, Inc.
	9,270	Term Loan, 2.01%, Maturing October 5, 2013	9,127,545
		Deluxe Entertainment Services
	96	Term Loan, 6.22%, Maturing January 28, 2011	91,071
	165	Term Loan, 6.25%, Maturing January 28, 2011	155,659
	1,571	Term Loan, 6.25%, Maturing January 28, 2011	1,483,623
		DW Funding, LLC
	1,209	Term Loan, 2.14%, Maturing April 30, 2011	1,057,568
		Fender Musical Instruments Corp.
	309	Term Loan, 2.51%, Maturing June 9, 2014	267,725
	611	Term Loan, 2.51%, Maturing June 9, 2014	530,014
		Formula One (Alpha D2, Ltd.)
	2,400	Term Loan - Second Lien, Maturing June 30, 2014(6)	2,158,999
		Metro-Goldwyn-Mayer Holdings, Inc.
	8,741	Term Loan, 0.00%, Maturing April 8, 2012(4)	5,274,837
		National CineMedia, LLC
	2,700	Term Loan, 2.01%, Maturing February 13, 2015	2,611,124
		Regal Cinemas Corp.
	7,973	Term Loan, 4.00%, Maturing November 10, 2010	7,995,924
		Revolution Studios Distribution Co., LLC
	3,507	Term Loan, 3.99%, Maturing December 21, 2014	3,191,077
	2,825	Term Loan - Second Lien, 7.24%, Maturing June 21, 2015	1,977,500
		Six Flags Theme Parks, Inc.
	5,159	Term Loan, 2.49%, Maturing April 30, 2015	5,097,465
		Southwest Sports Group, LLC
	3,725	Term Loan, 6.75%, Maturing December 22, 2010	3,088,647
		SW Acquisition Co., Inc.
	4,350	Term Loan, 5.75%, Maturing May 31, 2016	4,400,299
		Universal City Development Partners, Ltd.
	6,075	Term Loan, 6.50%, Maturing November 6, 2014	6,150,938
		Zuffa, LLC
	2,980	Term Loan, 2.31%, Maturing June 20, 2016	2,820,718

			$82,015,323

Lodging and Casinos — 3.9%
		Ameristar Casinos, Inc.
	3,480	Term Loan, 3.50%, Maturing November 10, 2012	$3,462,600
		Choctaw Resort Development Enterprise
	890	Term Loan, 7.25%, Maturing November 4, 2011	883,577
		Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.35%, Maturing November 20, 2014	719,326
GBP	500	Term Loan, 4.85%, Maturing November 20, 2015	719,326
		Green Valley Ranch Gaming, LLC
	2,615	Term Loan, 2.26%, Maturing February 16, 2014	1,757,933

13

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Harrah’s Operating Co.
	1,622	Term Loan, 3.25%, Maturing January 28, 2015	$1,345,634
	1,000	Term Loan, 9.50%, Maturing October 31, 2016	1,021,389
		Herbst Gaming, Inc.
	2,438	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,341,152
	4,529	Term Loan, 0.00%, Maturing December 2, 2011(4)	2,491,006
		Isle of Capri Casinos, Inc.
	1,277	Term Loan, 1.98%, Maturing November 30, 2013	1,269,504
	1,695	Term Loan, 1.98%, Maturing November 30, 2013	1,684,005
	4,236	Term Loan, 2.00%, Maturing November 30, 2013	4,210,015
		LodgeNet Entertainment Corp.
	4,118	Term Loan, 2.26%, Maturing April 4, 2014	3,796,109
		New World Gaming Partners, Ltd.
	667	Term Loan, 2.75%, Maturing June 30, 2014	609,075
	3,295	Term Loan, 2.75%, Maturing June 30, 2014	3,007,115
		Penn National Gaming, Inc.
	8,919	Term Loan, 1.99%, Maturing October 3, 2012	8,769,937
		Tropicana Entertainment, Inc.
	210	Term Loan, 0.00%, Maturing December 29, 2012(3)	195,694
		Venetian Casino Resort/Las Vegas Sands, Inc.
	2,817	Term Loan, 2.01%, Maturing May 14, 2014	2,488,733
	11,154	Term Loan, 2.01%, Maturing May 23, 2014	9,853,867
		Wimar OpCo, LLC
	2,152	Term Loan, 0.00%, Maturing January 3, 2012(4)	672,368

			$50,298,365

Nonferrous Metals/Minerals — 1.1%
		Euramax International, Inc.
EUR	707	Term Loan, 10.00%, Maturing June 29, 2013	$764,485
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	841,298
EUR	712	Term Loan, 14.00%, Maturing June 29, 2013(2)	770,518
	1,076	Term Loan, 14.00%, Maturing June 29, 2013(2)	839,173
		Noranda Aluminum Acquisition
	1,144	Term Loan, 2.23%, Maturing May 18, 2014	995,058
		Novelis, Inc.
	1,926	Term Loan, 2.24%, Maturing June 28, 2014	1,832,647
	4,237	Term Loan, 2.25%, Maturing June 28, 2014	4,031,979
		Oxbow Carbon and Mineral Holdings
	4,196	Term Loan, 2.25%, Maturing May 8, 2014	4,080,592

			$14,155,750

Oil and Gas — 2.9%
		Atlas Pipeline Partners, L.P.
	3,150	Term Loan, 6.75%, Maturing July 20, 2014	$3,142,241
		Big West Oil, LLC
	1,054	Term Loan, 4.50%, Maturing May 1, 2014	1,021,945
	1,324	Term Loan, 4.50%, Maturing May 1, 2014	1,284,731
		Dresser, Inc.
	4,714	Term Loan, 2.52%, Maturing May 4, 2014	4,530,046
		Dynegy Holdings, Inc.
	1,048	Term Loan, 3.99%, Maturing April 2, 2013	1,024,995
	8,083	Term Loan, 3.99%, Maturing April 2, 2013	7,908,552
		Energy Transfer Equity, L.P.
	2,825	Term Loan, 1.98%, Maturing February 8, 2012	2,801,795
		Enterprise GP Holdings, L.P.
	3,259	Term Loan, 2.49%, Maturing October 31, 2014	3,221,842
		Hercules Offshore, Inc.
	3,777	Term Loan, 6.00%, Maturing July 6, 2013	3,614,316
		Precision Drilling Corp.
	893	Term Loan, 4.24%, Maturing December 23, 2013	880,023

14

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		SemGroup Corp.
	3,375	Term Loan, 1.25%, Maturing November 27, 2013	$3,352,499
		Targa Resources, Inc.
	2,475	Term Loan, 6.00%, Maturing June 4, 2017	2,487,375
		Volnay Acquisition Co.
	1,890	Term Loan, 3.47%, Maturing January 12, 2014	1,861,187

			$37,131,547

Publishing — 7.5%
		American Media Operations, Inc.
	4,743	Term Loan, 10.00%, Maturing January 31, 2013(2)	$4,485,292
		Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.89%, Maturing September 27, 2013	2,402,297
		Black Press US Partnership
	618	Term Loan, 2.26%, Maturing August 2, 2013	423,629
	1,019	Term Loan, 2.26%, Maturing August 2, 2013	697,742
		GateHouse Media Operating, Inc.
	2,062	Term Loan, 2.24%, Maturing August 28, 2014	1,028,401
	4,838	Term Loan, 2.24%, Maturing August 28, 2014	2,412,974
	4,225	Term Loan, 2.49%, Maturing August 28, 2014	2,107,219
		Getty Images, Inc.
	3,529	Term Loan, 6.25%, Maturing July 2, 2015	3,558,116
		Laureate Education, Inc.
	646	Term Loan, 3.50%, Maturing August 17, 2014	600,778
	4,316	Term Loan, 3.50%, Maturing August 17, 2014	4,012,528
	998	Term Loan, 7.00%, Maturing August 31, 2014	990,331
		MediaNews Group, Inc.
	2,164	Term Loan, 6.73%, Maturing August 25, 2010	993,444
	2,181	Term Loan, 6.73%, Maturing August 2, 2013	959,685
		Mediannuaire Holding
EUR	468	Term Loan, 2.96%, Maturing October 10, 2014	490,818
EUR	468	Term Loan, 3.46%, Maturing October 10, 2015	490,682
		Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	4,601,373
		Nelson Education, Ltd.
	1,515	Term Loan, 2.75%, Maturing July 5, 2014	1,393,915
		Newspaper Holdings, Inc.
	7,911	Term Loan, 1.75%, Maturing July 24, 2014	4,350,832
		Nielsen Finance, LLC
	9,776	Term Loan, 2.23%, Maturing August 9, 2013	9,374,507
	4,719	Term Loan, 3.98%, Maturing May 1, 2016	4,614,209
		Penton Media, Inc.
	1,750	Term Loan, 2.50%, Maturing February 1, 2013	1,311,124
		Philadelphia Newspapers, LLC
	2,171	Term Loan, 0.00%, Maturing June 29, 2013(4)	510,287
		Reader’s Digest Association, Inc. (The)
	2,834	DIP Loan, 13.50%, Maturing August 21, 2010	2,947,594
	4,029	Revolving Loan, 4.52%, Maturing March 3, 2014	2,403,923
	16,225	Term Loan, 4.23%, Maturing March 3, 2014	9,680,940
	1,445	Term Loan, 7.00%, Maturing March 3, 2014	862,106
		Source Interlink Companies, Inc.
	914	Term Loan, 10.75%, Maturing June 18, 2013	790,325
	497	Term Loan, 15.00%, Maturing June 18, 2013(2)	198,691
		Source Media, Inc.
	1,989	Term Loan, 5.26%, Maturing November 8, 2011	1,760,157
		Star Tribune Co. (The)
	167	Term Loan, 8.00%, Maturing September 28, 2014(7)	116,429
	251	Term Loan, 8.00%, Maturing September 28, 2014(7)	199,485
		Super Media, Inc.
	2,475	Term Loan, 11.00%, Maturing December 31, 2015	2,341,524

15

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Trader Media Corp.
GBP	4,344	Term Loan, 2.65%, Maturing March 23, 2015	$6,300,909
		Tribune Co.
	2,984	Term Loan, 0.00%, Maturing April 10, 2010(4)	1,820,379
	1,943	Term Loan, 0.00%, Maturing May 17, 2014(4)	1,221,918
	7,950	Term Loan, 0.00%, Maturing May 17, 2014(4)	4,589,701
		Xsys, Inc.
	3,796	Term Loan, 2.89%, Maturing September 27, 2013	3,684,265
	3,877	Term Loan, 2.89%, Maturing September 27, 2014	3,763,203
EUR	1,516	Term Loan, 3.27%, Maturing September 27, 2014	2,047,789
	1,290	Term Loan - Second Lien, 4.49%, Maturing September 27, 2015	1,243,334

			$97,782,855

Radio and Television — 6.8%
		Block Communications, Inc.
	1,774	Term Loan, 2.28%, Maturing December 22, 2011	$1,667,175
		Citadel Broadcasting Corp.
	2,805	Term Loan, 1.99%, Maturing June 12, 2014	2,277,123
		CMP Susquehanna Corp.
	3,898	Term Loan, 2.25%, Maturing May 5, 2013	3,202,831
		Discovery Communications, Inc.
	1,962	Term Loan, 2.25%, Maturing April 30, 2014	1,954,517
		Emmis Operating Co.
	3,150	Term Loan, 4.25%, Maturing November 2, 2013	2,646,116
		Gray Television, Inc.
	2,392	Term Loan, 3.75%, Maturing January 19, 2015	2,203,944
		Intelsat Corp.
	7,316	Term Loan, 2.73%, Maturing January 3, 2014	6,996,671
	7,316	Term Loan, 2.73%, Maturing January 3, 2014	6,996,671
	7,318	Term Loan, 2.73%, Maturing January 3, 2014	6,998,814
		Ion Media Networks, Inc.
	1,102	DIP Loan, 15.00%, Maturing May 29, 2010(7)	1,734,113
	8,300	Term Loan, 0.00%, Maturing January 15, 2012(4)	2,306,711
		LBI Media, Inc.
	1,925	Term Loan, 1.73%, Maturing March 31, 2012	1,665,125
		NEP II, Inc.
	2,052	Term Loan, 2.53%, Maturing February 16, 2014	1,897,706
		Nexstar Broadcasting, Inc.
	4,445	Term Loan, 5.00%, Maturing October 1, 2012	4,350,307
	4,202	Term Loan, 5.00%, Maturing October 1, 2012	4,112,697
		Raycom TV Broadcasting, LLC
	7,850	Term Loan, 1.81%, Maturing June 25, 2014	6,868,750
		SFX Entertainment
	2,916	Term Loan, 3.50%, Maturing June 21, 2013	2,814,114
		Spanish Broadcasting System, Inc.
	6,048	Term Loan, 2.01%, Maturing June 10, 2012	5,070,552
		Univision Communications, Inc.
	22,650	Term Loan, 2.50%, Maturing September 29, 2014	19,784,775
		Young Broadcasting, Inc.
	3,508	Term Loan, 0.00%, Maturing November 3, 2012(4)	2,808,412

			$88,357,124

Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	5,095	Term Loan, 2.01%, Maturing April 26, 2013	$4,948,330

			$4,948,330

Retailers (Except Food and Drug) — 3.1%
		American Achievement Corp.
	488	Term Loan, 6.29%, Maturing March 25, 2011	$463,283

16

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Amscan Holdings, Inc.
	1,556	Term Loan, 2.50%, Maturing May 25, 2013	$1,458,750
		Cumberland Farms, Inc.
	4,097	Term Loan, 2.75%, Maturing September 29, 2013	3,748,848
		Harbor Freight Tools USA, Inc.
	3,262	Term Loan, 9.75%, Maturing July 15, 2010	3,274,326
		Josten’s Corp.
	2,393	Term Loan, 2.23%, Maturing October 4, 2011	2,372,649
		Mapco Express, Inc.
	468	Term Loan, 6.50%, Maturing April 28, 2011	447,366
		Neiman Marcus Group, Inc.
	2,951	Term Loan, 2.26%, Maturing April 5, 2013	2,697,580
		Orbitz Worldwide, Inc.
	3,837	Term Loan, 3.24%, Maturing July 25, 2014	3,667,873
		Oriental Trading Co., Inc.
	6,547	Term Loan, 9.75%, Maturing July 31, 2013	5,630,216
	1,000	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	275,000
		Pilot Travel Centers, LLC
	2,775	Term Loan, Maturing November 24, 2015(6)	2,805,722
		Rent-A-Center, Inc.
	123	Term Loan, 2.00%, Maturing November 15, 2012	120,268
	2,205	Term Loan, 3.26%, Maturing May 31, 2015	2,182,733
		Rover Acquisition Corp.
	2,917	Term Loan, 2.49%, Maturing October 26, 2013	2,861,377
		Savers, Inc.
	990	Term Loan, 2.99%, Maturing August 11, 2012	960,349
	1,112	Term Loan, 2.99%, Maturing August 11, 2012	1,079,010
		Vivarte
EUR	978	Term Loan, 2.45%, Maturing May 29, 2015	1,154,019
EUR	978	Term Loan, 2.95%, Maturing May 29, 2016	1,154,019
		Yankee Candle Company, Inc. (The)
	3,443	Term Loan, 2.24%, Maturing February 6, 2014	3,342,058

			$39,695,446

Surface Transport — 0.3%
		Oshkosh Truck Corp.
	2,250	Term Loan, 6.26%, Maturing December 6, 2013	$2,263,647
		Swift Transportation Co., Inc.
	2,310	Term Loan, 8.25%, Maturing May 10, 2014	2,222,657

			$4,486,304

Telecommunications — 3.2%
		Alaska Communications Systems Holdings, Inc.
	5,569	Term Loan, 2.00%, Maturing February 1, 2012	$5,411,196
		Asurion Corp.
	8,504	Term Loan, 3.24%, Maturing July 13, 2012	8,271,137
	2,000	Term Loan - Second Lien, 6.73%, Maturing January 13, 2013	1,962,500
		BCM Luxembourg, Ltd.
EUR	2,000	Term Loan - Second Lien, 4.68%, Maturing March 31, 2016	2,433,935
		Cellular South, Inc.
	3,345	Term Loan, 2.00%, Maturing May 29, 2014	3,236,741
	1,138	Term Loan, 2.01%, Maturing May 29, 2014	1,101,045
		CommScope, Inc.
	2,661	Term Loan, 2.75%, Maturing November 19, 2014	2,622,282
		Intelsat Subsidiary Holding Co.
	2,660	Term Loan, 2.73%, Maturing July 3, 2013	2,562,763
		IPC Systems, Inc.
	1,310	Term Loan, 2.49%, Maturing May 31, 2014	1,149,962
GBP	214	Term Loan, 2.86%, Maturing May 31, 2014	287,745
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.52%, Maturing December 26, 2014	3,365,352

17

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		NTelos, Inc.
	1,995	Term Loan, 5.75%, Maturing August 13, 2015	$2,013,703
		Palm, Inc.
	2,273	Term Loan, 3.76%, Maturing April 24, 2014	2,011,328
		Stratos Global Corp.
	2,596	Term Loan, 2.75%, Maturing February 13, 2012	2,563,295
		Telesat Canada, Inc.
	168	Term Loan, 3.24%, Maturing October 22, 2014	165,169
	1,959	Term Loan, 3.24%, Maturing October 22, 2014	1,922,988
		TowerCo Finance, LLC
	950	Term Loan, 6.00%, Maturing November 24, 2014	963,063

			$42,044,204

Utilities — 3.9%
		AEI Finance Holding, LLC
	738	Revolving Loan, 3.23%, Maturing March 30, 2012	$683,862
	4,942	Term Loan, 3.25%, Maturing March 30, 2014	4,577,729
		BRSP, LLC
	1,465	Term Loan, 7.50%, Maturing June 24, 2014	1,446,825
		Calpine Corp.
	12,927	DIP Loan, 3.14%, Maturing March 29, 2014	12,248,289
		Covanta Energy Corp.
	1,000	Term Loan, 1.65%, Maturing February 9, 2014	972,022
	1,974	Term Loan, 1.75%, Maturing February 9, 2014	1,920,124
		Electricinvest Holding Co.
GBP	600	Term Loan, 5.02%, Maturing October 24, 2012	796,054
EUR	2,085	Term Loan - Second Lien, 4.93%, Maturing October 24, 2012	2,418,906
		NRG Energy, Inc.
	6,293	Term Loan, 2.00%, Maturing June 1, 2014	6,104,561
	5,706	Term Loan, 2.00%, Maturing June 1, 2014	5,534,881
		TXU Texas Competitive Electric Holdings Co., LLC
	2,459	Term Loan, 3.73%, Maturing October 10, 2014	2,007,699
	10,390	Term Loan, 3.73%, Maturing October 10, 2014	8,534,560
	995	Term Loan, 3.78%, Maturing October 10, 2014	816,656
		Vulcan Energy Corp.
	2,185	Term Loan, 5.50%, Maturing December 31, 2015	2,190,639

			$50,252,807

Total Senior Floating-Rate Interests (identified cost $1,719,136,914)			$1,619,546,877

Corporate Bonds & Notes — 1.7%

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.6%
		Grohe Holding GmbH, Variable Rate
EUR	6,500	3.617%, 1/15/14(8)	$7,953,306

			$7,953,306

Chemicals and Plastics — 0.0%
		Wellman Holdings, Inc., Sr. Sub. Notes
	679	5.00%, 1/29/19(7)	$249,872

			$249,872

18

Principal
Amount*
(000’s omitted)	Security	Value
Diversified Financial Services — 0.4%
	Virgin Media Finance PLC, Sr. Notes
5,000	6.50%, 1/15/18(9)	$4,943,750

		$4,943,750

Ecological Services and Equipment — 0.0%
	Environmental Systems Product Holdings, Inc., Jr. Notes
75	18.00%, 3/31/15(2)(7)	$59,608

		$59,608

Electronics/Electrical — 0.2%
	NXP BV/NXP Funding, LLC, Variable Rate
2,300	3.001%, 10/15/13	$1,929,125

		$1,929,125

Leisure Goods/Activities/Movies — 0.3%
	MU Finance PLC, Sr. Notes
4,000	8.375%, 2/1/17(9)	$3,920,000

		$3,920,000

Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
3,150	3.549%, 6/15/13	$3,094,875

		$3,094,875

Total Corporate Bonds & Notes (identified cost $23,008,501)		$22,150,536

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$1,488	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(9)(10)	$1,444,800
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.911%, 8/11/16(9)(10)	369,200

Total Asset-Backed Securities (identified cost $2,488,104)		$1,814,000

Common Stocks — 0.3%

Shares	Security	Value
Automotive — 0.1%
48,926	Dayco Products	$758,353
133,410	Hayes Lemmerz International, Inc.(7)(11)	0

		$758,353

Building and Development — 0.1%
4,587	Lafarge Roofing(7)(11)	$0
156,924	Sanitec Europe Oy B Units(7)(11)	237,157
154,721	Sanitec Europe Oy E Units(7)(11)	0
1,646	United Subcontractors, Inc.(7)(11)	132,696
7,595	WCI Communities, Inc.(11)	645,595

		$1,015,448

19

Shares	Security	Value
Chemicals and Plastics — 0.0%
3,877	Vita Cayman II, Ltd.	$201,580
662	Wellman Holdings, Inc.(7)(11)	237,717

		$439,297

Ecological Services and Equipment — 0.0%
1,242	Environmental Systems Products Holdings, Inc.(7)(11)(12)	$17,301

		$17,301

Food Service — 0.0%
66,567	Buffets, Inc.(11)	$511,734

		$511,734

Investment Services — 0.0%
20,048	Safelite Realty Corp.(7)(12)	$0

		$0

Publishing — 0.1%
2,290	Source Interlink Companies, Inc.(7)(11)	$16,488
6,089	Star Tribune Co. (The)(7)(11)	0
16,600	SuperMedia, Inc.(11)	602,746

		$619,234

Total Common Stocks (identified cost $3,978,941)		$3,361,367

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
445	Hayes Lemmerz International, Inc., Series A, Convertible(7)(11)(12)	$0

		$0

Chemicals and Plastics — 0.0%
217	Key Plastics, LLC, Series A(7)(11)(12)	$0

		$0

Ecological Services and Equipment — 0.0%
569	Environmental Systems Products Holdings, Inc., Series A(7)(11)(12)	$45,520

		$45,520

Total Preferred Stocks (identified cost $249,639)		$45,520

Warrants — 0.0%

Shares	Security	Value
Commercial Services — 0.0%
4,437	Citation A14 Expires 4/6/12(7)(11)	$0
6,545	Citation B18 Expires 4/6/12(7)(11)	0

		$0

Total Warrants (identified cost $0)		$0

20

Short-Term Investments — 2.8%

Interest
(000’s omitted)	Description	Value
$20,757	Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	$20,756,549
16,056	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/10	16,055,901

Total Short-Term Investments (identified cost $36,812,450)		$36,812,450

Total Investments — 129.5% (identified cost $1,785,674,549)		$1,683,730,750

Less Unfunded Loan Commitments — (0.9)%		$(12,289,701)

Net Investments — 128.6% (identified cost $1,773,384,848)		$1,671,441,049

Other Assets, Less Liabilities — (28.6)%		$(372,078,359)

Net Assets — 100.0%		$1,299,362,690

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Currently the issuer is in default with respect to interest payments.

(5)		Defaulted matured security.

(6)		This Senior Loan will settle after January 31, 2010, at which time the interest rate will be determined.

(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $10,677,750 or 0.8% of the Portfolio’s net assets.

(10)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(11)		Non-income producing security.

(12)		Restricted security.

(13)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $774.

21

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Appreciation
2/26/10	British Pound Sterling 28,869,458	United States Dollar 46,585,201	$445,750
2/26/10	British Pound Sterling 1,830,000	United States Dollar 2,970,859	46,135
2/26/10	Euro 85,914,994	United States Dollar 120,272,400	1,158,702
2/26/10	Euro 1,310,694	United States Dollar 1,883,035	65,871

			$1,716,458

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $1,716,458.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,773,859,200

Gross unrealized appreciation	$23,520,061
Gross unrealized depreciation	(125,938,212)

Net unrealized depreciation	$(102,418,151)

Restricted Securities

At January 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems	10/24/00	1,242	$0	(1)	$17,301
Products Holdings, Inc.
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	(1)	0

			$0		$17,301

Preferred Stocks
Environmental Systems	10/25/07	569	$9,958		$45,520
Products Holdings, Inc., Series A
Hayes Lemmerz	6/04/03	445	22,250		0
International, Inc. Series A, Convertible
Key Plastics, LLC, Series A	4/26/01	217	217,431		0

			$249,639		$45,520

Total Restricted			$249,639		$62,821

(1) Less than $0.50.

22

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,604,762,314	$2,494,862	$1,607,257,176
Corporate Bonds & Notes	—	21,841,056	309,480	22,150,536
Asset-Backed Securities	—	1,814,000	—	1,814,000
Common Stocks	602,746	2,117,262	641,359	3,361,367
Preferred Stocks	—	—	45,520	45,520
Warrants	—	—	0	0
Short-Term Investments	—	36,812,450	—	36,812,450

Total Investments	$602,746	$1,667,347,082	$3,491,221	$1,671,441,049

Forward Foreign Currency Exchange Contracts	$—	$1,716,458	$—	$1,716,458

Total	$602,746	$1,669,063,540	$3,491,221	$1,673,157,507

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2009	$2,494,862	$309,480	$616,321	$45,520	$0	$3,466,183
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	(9,323)	(12,754)	20,249	(116)	0	(1,944)
Net purchases (sales)	—	—	—	—	—	—
Accrued discount (premium)	9,323	12,754	—	—	—	22,077
Net transfers to (from) Level 3	—	—	4,789	116	—	4,905

Balance as of January 31, 2010	$2,494,862	$309,480	$641,359	$45,520	$0	$3,491,221

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$(9,323)	$(12,754)	$20,249	$(116)	$0	$(1,944)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

23

Eaton Vance Build America Bond Fund as of January 31, 2010 (Unaudited)

Eaton Vance Build America Bond Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Build America Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2010, the value of the Fund’s investment in the Portfolio was $3,911,936 and the Fund owned 97.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below. The Fund commenced operations on November 17, 2009.

Build America Bond Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 90.5%(1)

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.8%
$100	University of Michigan, 5.513%, 4/1/30	$103,747
100	University of Texas, 5.262%, 7/1/39(2)	97,613
100	University of Virginia, 6.20%, 9/1/39(2)	112,551

		$313,911

General Obligations — 31.1%
$100	Chicago, IL, 6.207%, 1/1/36	$102,512
100	New York, NY, 5.985%, 12/1/36	101,210
100	Norfolk, VA, 5.962%, 3/1/31	102,937
100	Commonwealth of Massachusetts, 5.456%, 12/1/39	100,080
75	Denver, CO, City & County School District No 1, 5.664%, 12/1/33	77,230
75	Detroit, MI, City School District, 7.747%, 5/1/39	80,273
100	Florida State Board of Education, 5.90%, 6/1/39(3)	99,164
125	Santa Monica, CA, Community College District, 6.763%, 8/1/34(3)	127,284
75	California, 7.55%, 4/1/39	74,377
100	Connecticut, 5.632%, 12/1/29	102,549
75	New Hampshire, 5.50%, 3/1/29	78,535
100	Texas, 5.517%, 4/1/39	101,686
100	Washington, 5.481%, 8/1/39	100,452

		$1,248,289

Lease Revenue/Certificates of Participation — 2.6%
$100	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$104,363

		$104,363

Other Revenue — 2.6%
$100	Battery Park City Authority, NY, 6.375%, 11/1/39	$103,025

		$103,025

Special Tax Revenue — 12.7%
$100	Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue, WA, 5.491%, 11/1/39	$100,591
100	Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	102,397
100	District of Columbia, 5.591%, 12/1/34	102,726
100	Massachusetts School Building Authority, 5.715%, 8/15/39	103,866
100	New York State Urban Development Corp., 5.77%, 3/15/39	101,611

		$511,191

Transportation — 8.7%
$100	Maryland State Transportation Authority, 5.888%, 7/1/43	$104,481
125	New Jersey State Turnpike Authority, 7.414%, 1/1/40	146,875
100	Pennsylvania Turnpike Commission, 6.378%, 12/1/37	99,963

		$351,319

Utilities — 2.5%
$100	Orlando, FL, Utilities Commission, 5.662%, 10/1/40	$100,880

		$100,880

Water and Sewer — 22.5%
$100	Chicago, IL, Metropolitan Water Reclamation District, 5.72%, 12/1/38	$104,074
125	Cincinnati, OH, Water System Revenue, 6.458%, 12/1/34	131,567
100	Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	104,968
125	Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43(3)	127,974
100	Los Angeles, CA, Department of Water and Power Waterworks Revenue, 6.008%, 7/1/39	102,342
100	Metropolitan St Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	103,874
125	New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41(3)	126,705

1

Principal
Amount
(000’s omitted)	Security	Value
$100	San Diego County, CA, Water Authority, 6.138%, 5/1/49(3)	$103,034

		$904,538

Total Taxable Municipal Securities (identified cost $3,556,541)		$3,637,516

Short-Term Investments — 23.5%

Principal
Amount
(000’s omitted)	Security	Value
$137	Cash Management Portfolio, 0.00%(4)	$137,136
807	Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	807,388

Total Short-Term Investments (identified cost $944,524)		$944,524

Total Investments — 114.0% (identified cost $4,501,065)		$4,582,040

Other Assets, Less Liabilities — (14.0)%		$(562,100)

Net Assets — 100.0%		$4,019,940

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2010, the concentration of the Portfolio’s long-term investments in the various states, determined as a percentage of net assets, is as follows:

	New York	10.8%
	California	10.1%
	Others, representing less than 10% individually	69.6%

(1)	Build America Bonds

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $15, respectively.

Build America Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s primary investment objective is current income and its secondary objective is capital appreciation. The Portfolio commenced operations on November 17, 2009.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and, prior to its liquidation in February 2010, Cash Management Portfolio (Cash Management), affiliated investment companies managed by Eaton Vance Management (EVM) and

2

Boston Management and Research (BMR), a subsidiary of EVM, respectively. Cash Reserves Fund and Cash Management generally value their investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash Reserves Fund and Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Management may value their investment securities in the same manner as debt obligations described above.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,501,164

Gross unrealized appreciation	$82,604
Gross unrealized depreciation	(1,728)

Net unrealized appreciation	$80,876

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Taxable Municipal Securities	$—	$3,637,516	$—	$3,637,516
Short-Term Investments	137,136	807,388	—	944,524

Total Investments	$137,136	$4,444,904	$—	$4,582,040

3

Eaton Vance Structured Emerging Markets Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Argentina — 0.8%
Banco Macro SA, Class B ADR	39,250	$1,119,018
BBVA Banco Frances SA ADR	28,788	182,804
Cresud SA ADR	131,722	1,574,078
Grupo Financiero Galicia SA, Class B ADR(1)	88,700	462,127
IRSA Inversiones y Representaciones SA GDR	14,500	134,995
MercadoLibre, Inc.(1)	42,400	1,612,472
Petrobras Energia SA ADR	67,925	1,157,442
Telecom Argentina SA, Class B ADR(1)	119,360	2,010,022

		$8,252,958

Botswana — 0.6%
Barclays Bank of Botswana	723,650	$704,017
Botswana Insurance Holdings Ltd.	326,490	479,861
First National Bank of Botswana	4,730,800	1,869,309
Letshego	173,200	405,705
Sechaba Breweries Ltd.	1,113,200	2,061,284
Standard Chartered Bank	531,120	1,248,345

		$6,768,521

Brazil — 6.1%
AES Tiete SA, PFC Shares	32,900	$331,269
All America Latina Logistica SA (Units)	103,500	829,098
American Banknote SA	4,700	47,499
Anhanguera Educacional Participacoes SA(1)	20,000	275,862
B2W Companhia Global do Varejo	16,970	342,101
Banco Bradesco SA, PFC Shares	164,065	2,726,873
Banco do Brasil SA	53,300	794,552
Banco Nossa Caixa SA	7,500	256,592
Banco Santander Brasil SA	60,000	716,817
BM&F Bovespa SA	210,351	1,420,567
BR Malls Participacoes SA(1)	22,000	239,257
Bradespar SA, PFC Shares	31,500	648,716
Brasil Telecom SA(1)	14,933	160,579
Brasil Telecom SA, PFC Shares(1)	59,801	415,276
Braskem SA, PFC Shares	11,460	80,615
BRF-Brasil Foods SA	59,120	1,416,057
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	86,400	1,590,493
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	30,354	1,018,510
Cia de Bebidas das Americas, PFC Shares	33,758	3,098,214
Cia de Companhia de Concessoes Rodoviarias (CCR)	33,000	704,117
Cia de Saneamento Basico do Estado de Sao Paulo	28,220	469,335
Cia de Saneamento de Minas Gerais - Copasa MG	17,900	242,149
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	8,890	223,783
Cia Energetica de Minas Gerais, PFC Shares	55,504	923,104
Cia Energetica de Sao Paulo, PFC Shares	34,000	423,692
Cia Paranaense de Energia-Copel, PFC Shares	10,100	206,501
Cia Siderurgica Nacional SA (CSN)	31,600	922,016
Cielo SA	126,000	1,002,653
Contax Participacoes SA, PFC Shares	7,640	100,516
Cosan SA Industria e Comercio(1)	40,000	451,989
CPFL Energia SA	20,600	396,482
Cyrela Brazil Realty SA	46,000	528,085
Diagnosticos da America SA	3,800	116,560
Duratex SA	39,187	336,572
EDP-Energias do Brasil SA	17,900	335,684
Eletropaulo Metropolitana SA, Class B, PFC Shares	11,280	214,829

Security	Shares	Value
Empresa Brasileira de Aeronautica SA	105,700	$560,182
Estacio Participacoes SA	13,900	165,989
Fertilizantes Fosfatados SA, PFC Shares	25,300	250,853
Fibria Celulose SA(1)	14,957	271,289
Gafisa SA	9,300	120,234
Gerdau SA	5,000	51,724
Gerdau SA, PFC Shares	73,200	984,025
Gol Linhas Aereas Inteligentes SA, PFC Shares	17,000	208,329
GVT Holding SA(1)	22,900	681,533
Hypermarcas SA(1)	28,500	328,241
Investimentos Itau SA, PFC Shares	335,395	1,998,136
Itau Unibanco Holding SA, PFC Shares	212,022	4,063,849
Itausa-Investimentos Itau SA	12,545	81,925
JBS SA	73,400	363,690
LLX Logistica SA(1)	90,000	398,196
Localiza Rent a Car SA	38,100	398,989
Lojas Americanas SA, PFC Shares	58,370	409,674
Lojas Renner SA	17,700	337,849
Lupatech SA(1)	21,200	327,278
M Dias Branco SA	4,300	110,523
Marfrig Frigorificos e Comercio de Alimentos SA	59,655	712,062
Medial Saude SA(1)	12,200	103,554
Metalurgica Gerdau SA, PFC Shares	19,200	319,219
MRV Engenharia e Participacoes SA	56,400	363,533
Natura Cosmeticos SA	15,100	271,880
Net Servicos de Comunicacao SA, PFC Shares	42,836	495,398
OGX Petroleo e Gas Participacoes SA	102,000	909,072
PDG Realty SA Empreendimentos e Participacoes	37,500	298,607
Petroleo Brasileiro SA	56,800	1,151,669
Petroleo Brasileiro SA, PFC Shares	424,800	7,700,486
Randon Participacoes SA, PFC Shares	21,200	172,074
Redecard SA	98,200	1,372,716
Rossi Residencial SA	39,800	276,594
Souza Cruz SA	14,600	468,672
Suzano Papel e Celulose SA	29,300	315,694
Tam SA, PFC Shares	14,800	270,640
Tele Norte Leste Participacoes SA	3,700	78,299
Tele Norte Leste Participacoes SA, PFC Shares	56,900	1,014,239
Telemar Norte Leste SA, PFC Shares	3,500	102,196
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	9,600	211,760
Tim Participacoes SA, PFC Shares	156,500	410,968
Totvs SA	7,098	436,423
Tractebel Energia SA	21,600	231,813
Transmissora Alianca de Energia Electrica SA	5,000	99,735
Ultrapar Participacoes SA, PFC Shares	15,746	692,490
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	30,525	803,204
Vale SA	47,300	1,227,291
Vale SA, PFC Shares	276,740	6,186,644
Vivo Participacoes SA, PFC Shares	23,675	671,817
Weg SA	92,300	883,828

		$64,372,099

Bulgaria — 0.3%
Bulgarian American Credit Bank JSCO(1)	5,700	$69,141
CB First Investment Bank AD(1)	235,000	409,112
Central Cooperative Bank AD(1)	227,900	208,088
Chimimport AD(1)	329,922	649,039
Corporate Commercial Bank AD(1)	10,400	452,073
Doverie Holding AD(1)	13,760	33,944
MonBat AD(1)	60,235	271,977
Petrol AD(1)	102,500	354,554

Security	Shares	Value
Sopharma AD(1)	354,600	$1,021,688
Vivacom	44,690	95,022

		$3,564,638

Chile — 3.2%
Administradora de Fondos de Pensiones Provida SA	44,300	$135,241
AES Gener SA	1,010,500	476,233
Almendral SA	2,512,600	253,609
Antarchile SA, Series A	38,340	725,834
Banco de Chile	16,080,222	1,494,193
Banco de Chile ADR	2,580	142,545
Banco de Credito e Inversiones	39,113	1,455,263
Banco Santander Chile SA	29,432,310	1,797,050
Banmedica SA	76,180	83,593
Cap SA	32,412	1,041,995
Cencosud SA	501,531	1,774,067
Cia Cervecerias Unidas SA	56,290	437,131
Cia General de Electricidad SA	61,050	385,567
Cia SudAmericana de Vapores SA(1)	485,299	374,090
Colbun SA	3,335,910	891,104
Corpbanca SA	58,054,570	477,419
Embotelladora Andina SA, Class B, PFC Shares	170,541	562,938
Empresa Nacional de Electricidad SA	1,206,963	2,063,444
Empresas CMPC SA	46,360	2,025,651
Empresas Copec SA	193,276	3,097,726
Empresas La Polar SA	120,400	675,398
Enersis SA	4,775,221	2,200,374
ENTEL SA	51,500	742,873
Grupo Security SA	1,212,785	335,535
Invercap SA	19,700	183,224
Inversiones Aguas Metropolitanas SA	306,600	374,402
Lan Airlines SA	67,095	1,124,011
Madeco SA	5,047,652	307,232
Masisa SA	444,800	61,530
Minera Valparaiso SA	12,324	387,756
Parque Arauco SA	452,000	551,093
Quinenco SA	162,900	360,239
Ripley Corp. SA	264,000	220,126
S.A.C.I. Falabella SA	506,600	2,865,997
Salfacorp SA	170,000	291,248
Sigdo Koppers SA	176,300	161,129
SM-Chile SA, Class B	2,424,500	344,639
Sociedad de Inversiones Oro Blanco SA	13,300,000	190,326
Sociedad de Inversiones Pampa Calichera SA, Class A	244,730	397,470
Sociedad Quimica y Minera de Chile SA, Series B	33,340	1,237,289
Sonda SA	381,500	596,890
Vina Concha y Toro SA	255,010	586,314

		$33,889,788

China — 5.9%
Agile Property Holdings, Ltd.	200,000	$249,045
Air China, Ltd., Class H(1)	520,000	431,141
Alibaba.com Ltd.	161,000	361,434
Aluminum Corp. of China Ltd., Class H(1)	402,000	399,435
American Oriental Bioengineering, Inc.(1)	21,600	87,048
Angang Steel Co., Ltd., Class H	214,000	368,940
Anhui Conch Cement Co., Ltd., Class H	58,000	318,204
Baidu, Inc. ADR(1)	3,870	1,593,318
Bank of China, Ltd., Class H	4,177,000	2,003,417
Bank of Communications, Ltd., Class H	381,000	382,557
Beijing Capital International Airport Co., Ltd., Class H(1)	310,000	173,563
Beijing Enterprises Holdings, Ltd.	69,000	478,987

Security	Shares	Value
BOC Hong Kong Holdings, Ltd.	127,500	$264,662
BYD Co., Ltd., Class H(1)	74,200	538,207
BYD Electronic Co., Ltd.(1)	415,000	345,706
Chaoda Modern Agriculture Holdings, Ltd.	269,958	264,175
China Agri-Industries Holdings, Ltd.	453,000	618,319
China Bluechemical, Ltd., Class H	468,000	304,219
China CITIC Bank, Class H	239,000	158,813
China Coal Energy Co., Class H	311,000	470,614
China Communications Construction Co., Ltd., Class H	481,000	443,938
China Communications Services Corp., Ltd., Class H	378,000	191,537
China Construction Bank, Class H	2,449,000	1,870,885
China COSCO Holdings Co., Ltd., Class H	220,975	261,101
China Dongxiang Group Co.	634,000	410,410
China Everbright International, Ltd.	171,000	80,675
China Everbright, Ltd.	100,000	234,622
China Green (Holdings), Ltd.	72,000	85,202
China High Speed Transmission Equipment Group Co., Ltd.	124,000	246,115
China International Marine Containers Co., Ltd., Class B	146,472	201,012
China Life Insurance Co., Ltd., Class H	545,000	2,406,940
China Medical Technologies, Inc. ADR	9,700	126,779
China Mengniu Dairy Co., Ltd.(1)	297,000	910,793
China Merchants Bank Co., Ltd., Class H	533,650	1,224,386
China Merchants Holdings International Co., Ltd.	154,000	513,662
China Mobile, Ltd.	700,000	6,580,764
China National Building Material Co., Ltd., Class H	122,000	201,283
China National Materials Co., Ltd., Class H	180,000	108,890
China Oilfield Services, Ltd., Class H	110,000	129,998
China Overseas Land & Investment, Ltd.	230,160	409,937
China Petroleum & Chemical Corp., Class H	1,367,000	1,063,473
China Pharmaceutical Group, Ltd.	524,000	266,695
China Railway Construction Corp., Class H	171,000	214,629
China Railway Group, Ltd., Class H(1)	738,000	528,221
China Resources Enterprise, Ltd.	202,000	665,879
China Resources Gas Group, Ltd.	164,000	237,539
China Resources Land, Ltd.	124,000	223,115
China Resources Power Holdings Co., Ltd.	237,600	456,981
China Shenhua Energy Co., Ltd., Class H	259,500	1,092,856
China Shipping Container Lines Co., Ltd., Class H(1)	568,000	212,867
China Shipping Development Co., Ltd., Class H	218,000	339,708
China Southern Airlines Co., Ltd., Class H(1)	234,000	76,715
China Taiping Insurance Holdings Co., Ltd.(1)	101,000	316,921
China Telecom Corp., Ltd., Class H	2,000,000	821,653
China Travel International Investment Hong Kong, Ltd.	468,000	115,952
China Unicom, Ltd.	690,372	770,196
China Vanke Co., Ltd., Class B	445,120	451,656
China Yurun Food Group, Ltd.	214,000	599,644
China Zhongwang Holdings, Ltd.(1)	464,000	414,101
Chongqing Changan Automobile Co., Ltd., Class B	212,136	170,984
Citic Pacific, Ltd.	205,000	434,083
CNOOC, Ltd.	1,411,000	1,989,142
CNPC Hong Kong, Ltd.	200,000	248,420
Cosco Pacific, Ltd.	198,000	288,064
Country Garden Holdings Co.	626,000	208,303
Ctrip.com International, Ltd. ADR(1)	18,000	563,220
Datang International Power Generation Co., Ltd., Class H	396,000	167,443
Dazhong Transportation Group Co., Ltd., Class B	84,750	68,770
Denway Motors, Ltd.	984,000	560,696
Dongfeng Motor Corp., Class H	664,000	866,130
Fibrechem Technologies, Ltd.(1)(2)	100,200	0
Focus Media Holding, Ltd. ADR(1)	33,500	449,570
FU JI Food & Catering Services(1)(2)	83,000	0

Security	Shares	Value
Global Bio-chem Technology Group Co., Ltd.	1,000,000	$279,196
Golden Eagle Retail Group, Ltd.	168,000	302,587
Guangdong Investment, Ltd.	352,000	179,126
Guangzhou R&F Properties Co., Ltd., Class H	162,400	227,559
Harbin Power Equipment Co., Ltd., Class H	248,000	197,713
Hengdeli Holdings, Ltd.	210,000	69,458
Huaneng Power International, Inc., Class H	512,000	285,031
Industrial & Commercial Bank of China, Ltd., Class H	3,378,000	2,460,212
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	110,000	87,398
Inner Mongolia Yitai Coal Co., Ltd., Class B	49,800	410,888
Jiangsu Expressway Co., Ltd., Class H	360,000	319,957
Jiangxi Copper Co., Ltd., Class H	174,000	347,850
Kingboard Chemical Holdings, Ltd.	48,500	205,641
Konka Group Co., Ltd., Class B	303,800	136,904
Lenovo Group, Ltd.	512,000	350,685
Li Ning Co., Ltd.	192,500	584,880
Maanshan Iron & Steel Co., Ltd., Class H(1)	166,000	99,193
Mindray Medical International, Ltd. ADR	10,300	359,161
NetEase.com, Inc. ADR(1)	14,300	469,040
New Oriental Education & Technology Group Inc. ADR(1)	7,400	503,200
Nine Dragons Paper Holdings, Ltd.	181,000	252,976
Parkson Retail Group, Ltd.	345,000	597,454
PetroChina Co., Ltd., Class H	1,856,000	2,072,827
PICC Property & Casualty Co., Ltd., Class H(1)	360,000	324,651
Ping An Insurance (Group) Co. of China, Ltd., Class H	82,000	636,586
Poly (Hong Kong) Investments, Ltd.	93,000	92,100
Ports Design, Ltd.	39,500	105,768
Shanda Interactive Entertainment, Ltd. ADR(1)	5,800	268,018
Shandong Chenming Paper Holdings, Ltd., Class H	79,800	57,928
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	124,000	453,415
Shanghai Electric Group Co., Ltd., Class H	640,000	277,929
Shanghai Friendship Group, Inc. Co., Class B	48,620	75,873
Shanghai Industrial Holdings, Ltd.	53,000	246,290
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	404,000	121,986
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B	224,250	174,588
Shimao Property Holdings, Ltd.	49,000	75,151
SINA Corp.(1)	4,500	162,720
Sino-Ocean Land Holdings, Ltd.	195,000	157,618
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	254,000	88,622
Sinotrans Shipping, Ltd.	512,000	238,557
Sinotruk Hong Kong, Ltd.	55,500	64,611
Sohu.com, Inc.(1)	5,300	266,855
Suntech Power Holdings Co., Ltd. ADR(1)	27,000	364,770
Tencent Holdings, Ltd.	96,100	1,780,339
Tingyi (Cayman Islands) Holding Corp.	334,000	724,710
Tsingtao Brewery Co., Ltd., Class H	76,000	376,317
Want Want China Holdings, Ltd.	1,231,000	784,536
Wumart Stores, Inc., Class H	55,000	91,735
Yangzijiang Shipbuilding Holdings, Ltd.	355,000	265,553
Yantai Changyu Pioneer Wine Co., Ltd., Class B	50,200	434,912
Yanzhou Coal Mining Co., Ltd., Class H	260,000	506,905
Zhejiang Expressway Co., Ltd., Class H	210,000	182,452
Zijin Mining Group Co., Ltd., Class H	352,000	285,356
ZTE Corp., Class H	115,752	675,269

		$62,495,415

Colombia — 0.8%
Almacenes Exito SA	113,146	$1,054,669
Banco de Bogota	3,600	61,672
Bancolombia SA ADR, PFC Shares	28,700	1,236,970
Cementos Argos SA	66,660	394,311
Cia Colombiana de Inversiones SA	8,137	213,193

Security	Shares	Value
Cia de Cemento Argos SA	106,400	$1,071,130
Corporacion Financiera Colombiana SA	11,604	132,721
Ecopetrol SA	799,340	988,754
Empresa de Telecommunicaciones de Bogota SA	647,380	371,851
Grupo Aval Acciones y Valores SA	965,300	363,319
Grupo de Inversiones Suramericana	43,700	555,745
Grupo Nacional de Chocolates SA	67,045	682,375
Interconexion Electrica SA	131,760	841,798
ISAGEN SA ESP	426,200	478,876
Proenergia Internacional(1)(2)	4,360	0
Promigas SA	4,360	78,865
Textiles Fabricato Tejicondor SA(1)	4,522,600	66,995

		$8,593,244

Croatia — 0.8%
Adris Grupa DD, PFC Shares	18,430	$997,867
Atlantska Plovidba DD(1)	5,167	1,000,485
Dalekovod DD(1)	4,050	270,950
Ericsson Nikola Tesla	1,100	305,842
Hrvatske Telekomunikacije DD	66,085	3,739,487
INA Industrija Nafte DD(1)	2,413	855,058
Institut IGH DD	350	185,652
Koncar-Elektroindustrija DD(1)	3,419	333,050
Petrokemija DD(1)	7,400	198,862
Podravka Prehrambena Industrija DD(1)	9,045	590,925
Privredna Banka Zagreb DD(1)	3,177	350,373

		$8,828,551

Czech Republic — 1.6%
CEZ AS	152,860	$7,390,337
Komercni Banka AS	19,664	3,941,167
New World Resources NV, Class A	179,500	1,835,363
Philip Morris CR AS	1,013	526,346
Telefonica 02 Czech Republic AS	71,604	1,697,215
Unipetrol AS(1)	156,323	1,164,621

		$16,555,049

Egypt — 1.6%
Alexandria Mineral Oils Co.	7,520	$52,949
Arab Cotton Ginning(1)	292,800	281,458
Commercial International Bank	166,202	1,792,937
Delta Sugar Co.	19,428	78,023
Eastern Tobacco	27,804	649,666
Egypt Kuwaiti Holding Co.	391,179	810,331
Egyptian Financial & Industrial Co.	87,400	376,327
Egyptian Financial Group-Hermes Holding SAE	173,671	958,788
Egyptian for Tourism Resorts(1)	840,150	313,194
Egyptian International Pharmaceutical Industrial Co.	23,900	145,951
El Ezz Aldekhela Steel Alexa Co.	2,400	344,739
El Ezz Steel Rebars SAE	214,045	707,121
El Sewedy Cables Holding Co.	35,673	491,717
El Watany Bank of Egypt	12,400	77,940
Maridive & Oil Services SAE	187,000	795,866
Medinet Nasr for Housing	10,375	59,779
Misr Beni Suef Cement Co.	5,940	153,221
MobiNil-Egyptian Co. for Mobil Services	18,800	774,983
National Societe General Bank	38,700	210,234
Olympic Group Financial Investments	119,400	652,789
Orascom Construction Industries (OCI)	57,322	2,686,719
Orascom Telecom Holding SAE	300,290	1,496,386
Oriental Weavers Co.	31,299	198,461
Palm Hills Developments SAE(1)	105,000	167,697

Security	Shares	Value
Pioneers Holding	119,000	$130,226
Sidi Kerir Petrochemicals Co.	227,000	456,155
Six of October Development & Investment Co.(1)	17,871	271,597
South Valley Cement(1)	226,702	287,818
Suez Cement Co.	10,700	82,653
Talaat Moustafa Group(1)	389,300	499,209
Telecom Egypt	281,684	931,730

		$16,936,664

Estonia — 1.1%
AS Merko Ehitus	105,168	$1,042,313
AS Nordecon International	349,200	1,185,020
AS Norma	17,006	105,633
AS Olympic Entertainment Group(1)	1,319,390	2,401,887
AS Tallink Group, Ltd.(1)	5,649,652	4,895,899
AS Tallinna Kaubamaja	223,840	1,554,585
AS Tallinna Vesi	58,790	951,387

		$12,136,724

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	457,409	$140,618
CAL Bank, Ltd.	1,298,010	181,381
Cocoa Processing Co., Ltd.	269,722	5,654
Ghana Commercial Bank, Ltd.	1,453,841	741,522
HFC Bank Ghana, Ltd.	1,235,326	535,128
Produce Buying Co., Ltd.	582,428	77,318
Standard Chartered Bank of Ghana, Ltd.	24,700	521,181

		$2,202,802

Hungary — 1.5%
EGIS Rt.	3,964	$366,278
Magyar Telekom Rt.	802,020	2,887,002
MOL Hungarian Oil & Gas Rt.(1)	44,000	4,067,058
OTP Bank Rt.(1)	196,200	5,761,251
Richter Gedeon Rt.	15,610	3,285,788

		$16,367,377

India — 6.1%
ACC, Ltd.	20,570	$387,905
Adani Exports, Ltd.	31,400	301,247
Aditya Birla Nuvo, Ltd.	3,402	62,675
Areva T&D India, Ltd.	34,500	200,351
Asea Brown Boveri India, Ltd.	5,400	94,633
Asian Paints, Ltd.	8,730	351,537
Axis Bank, Ltd.	28,600	631,044
Bajaj Auto, Ltd.	13,280	504,238
Bajaj Hindusthan, Ltd.	40,000	175,691
Bajaj Holdings & Investment, Ltd.	5,130	62,673
Bank of Baroda	9,660	120,078
Bank of India	64,300	504,365
Bharat Forge, Ltd.	19,650	112,890
Bharat Heavy Electricals, Ltd.	24,640	1,286,125
Bharat Petroleum Corp., Ltd.	22,500	264,528
Bharti Airtel, Ltd.	470,360	3,109,944
Cairn India, Ltd.(1)	79,000	454,338
Canara Bank, Ltd.	12,400	103,676
Cipla, Ltd.	95,010	657,035
Colgate-Palmolive (India), Ltd.	9,000	133,729
Container Corp. of India, Ltd.	14,760	387,692
Crompton Greaves, Ltd.	16,800	155,956
Dabur India, Ltd.	72,200	248,995
Deccan Chronicle Holdings, Ltd.	27,600	89,474
Divi’s Laboratories, Ltd.	7,400	97,847

Security	Shares	Value
DLF, Ltd.	31,200	$224,973
Dr. Reddy’s Laboratories, Ltd.	22,620	545,659
Educomp Solutions, Ltd.	24,565	371,579
Essar Oil, Ltd.(1)	102,130	302,320
Exide Industries, Ltd.	35,200	84,221
Gail India, Ltd.	139,050	1,185,770
GlaxoSmithKline Pharmaceuticals, Ltd.	4,480	146,091
Glenmark Pharmaceuticals, Ltd.	44,960	235,597
GMR Infrastructure(1)	248,000	323,704
Grasim Industries, Ltd.	2,830	158,455
Gujarat Ambuja Cements, Ltd.	44,800	97,976
Gujarat State Petronet, Ltd.	144,200	283,123
GVK Power & Infrastructure, Ltd.(1)	180,000	175,385
HCL Technologies, Ltd.	21,100	158,609
HDFC Bank, Ltd.	32,624	1,137,905
Hero Honda Motors, Ltd.	20,500	693,604
Hindalco Industries, Ltd.	90,810	289,465
Hindustan Unilever, Ltd.	288,600	1,517,529
Hindustan Zinc, Ltd.	6,840	164,335
Housing Development & Infrastructure, Ltd.(1)	29,714	211,653
Housing Development Finance Corp., Ltd.	44,700	2,306,288
ICICI Bank, Ltd.	125,670	2,245,493
Idea Cellular, Ltd.(1)	273,500	346,171
IFCI, Ltd.	68,000	75,692
Indiabulls Financial Services, Ltd.	74,200	173,651
Indiabulls Real Estate, Ltd.(1)	91,700	346,080
Indiabulls Securities, Ltd.	94,300	62,039
Indian Hotels Co., Ltd.	52,680	105,838
Indian Oil Corp., Ltd.	71,000	462,414
Infosys Technologies, Ltd.	82,600	4,456,835
Infosys Technologies, Ltd. ADR	3,800	197,258
Infrastructure Development Finance Co., Ltd.	164,600	542,369
ITC, Ltd.	276,530	1,495,693
IVRCL Infrastructures & Projects, Ltd.	95,800	634,130
Jaiprakash Associates, Ltd.	166,800	493,143
Jindal Steel & Power, Ltd.	77,700	1,055,343
JSW Steel, Ltd.	7,600	160,645
Kotak Mahindra Bank, Ltd.	59,100	995,347
Lanco Infratech, Ltd.(1)	139,000	139,114
Larsen & Toubro, Ltd.	36,360	1,116,921
Larsen & Toubro, Ltd. GDR	1,600	49,343
Lupin, Ltd.	3,900	119,182
Mahindra & Mahindra, Ltd.	53,480	1,185,907
Maruti Suzuki India, Ltd.	25,450	768,217
Motor Industries Co., Ltd.	1,130	113,362
Mphasis, Ltd.(1)	14,800	216,999
Mundra Port & Special Economic Zone, Ltd.	29,400	381,635
Nestle India, Ltd.	9,530	525,768
Nicholas Piramal India, Ltd.	32,000	254,092
NTPC, Ltd.	361,000	1,676,184
Oil & Natural Gas Corp., Ltd.	80,670	1,921,950
Power Grid Corp. of India, Ltd.	298,700	723,465
Punj Lloyd, Ltd.	36,200	147,101
Ranbaxy Laboratories, Ltd.(1)	28,560	282,728
Reliance Capital, Ltd.	36,835	639,786
Reliance Communications, Ltd.	297,960	1,088,699
Reliance Industries, Ltd.	274,438	6,182,590
Reliance Infrastructure, Ltd.	41,400	922,977
Reliance Natural Resources, Ltd.(1)	207,800	287,190
Reliance Power, Ltd.(1)	145,300	458,385
Satyam Computer Services, Ltd.(1)	144,150	308,272
Sesa Goa, Ltd.	37,000	274,680

Security	Shares	Value
Shree Renuka Sugars, Ltd.	55,000	$241,048
Siemens India, Ltd.	29,380	410,740
State Bank of India	12,000	533,323
State Bank of India GDR	9,600	856,931
Steel Authority of India, Ltd.	155,400	720,248
Sterlite Industries (India), Ltd.	49,280	792,711
Sun Pharmaceuticals Industries, Ltd.	22,200	711,721
Sun TV Network, Ltd.	12,400	103,124
Suzlon Energy, Ltd.(1)	78,150	129,505
Tata Communications, Ltd.	31,000	212,063
Tata Consultancy Services, Ltd.	85,500	1,355,570
Tata Motors, Ltd.	21,050	313,741
Tata Power Co., Ltd.	29,990	845,586
Tata Steel, Ltd.	38,896	476,658
Tata Tea, Ltd.	11,800	236,738
Tata Teleservices Maharashtra, Ltd.(1)	365,500	198,500
Titan Industries, Ltd.	3,300	106,239
Torrent Power, Ltd.	44,700	280,343
Unitech, Ltd.	195,100	312,818
United Spirits, Ltd.	18,500	495,843
Voltas, Ltd.	39,000	133,274
Wipro, Ltd.	52,100	734,081
Zee Entertainment Enterprises, Ltd.	73,557	410,171

		$65,356,571

Indonesia — 3.2%
Adaro Energy PT	6,000,000	$1,200,999
AKR Corporindo Tbk PT	861,500	107,425
Aneka Tambang Tbk PT	2,434,000	546,997
Astra Argo Lestari Tbk PT	321,000	811,638
Astra International Tbk PT	1,254,200	4,794,691
Bakrie & Brothers Tbk PT(1)	47,245,500	420,308
Bakrie Sumatera Plantations Tbk PT	556,500	34,077
Bank Central Asia Tbk PT	4,759,500	2,525,462
Bank Danamon Indonesia Tbk PT	2,004,803	1,030,197
Bank Mandiri Tbk PT	3,135,500	1,553,623
Bank Pan Indonesia Tbk PT(1)	1,456,500	123,469
Bank Rakyat Indonesia PT	2,407,500	1,951,980
Barito Pacific Tbk PT(1)	665,800	86,813
Berlian Laju Tanker Tbk PT	904,000	66,002
Bumi Resources Tbk PT	11,727,000	3,062,541
Energi Mega Persada Tbk PT(1)	1,550,700	28,517
Gudang Garam Tbk PT	179,000	456,336
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	235,832
Indo Tambangraya Megah Tbk PT	221,500	739,021
Indocement Tunggal Prakarsa Tbk PT	167,000	239,092
Indofood Sukses Makmur Tbk PT	2,314,000	883,963
Indosat Tbk PT	1,134,000	676,548
International Nickel Indonesia Tbk PT	1,665,500	630,152
Kalbe Farma Tbk PT	1,745,500	285,670
Lippo Karawaci Tbk PT(1)	5,149,500	291,143
Medco Energi Internasional Tbk PT	2,095,000	533,005
Perusahaan Gas Negara PT	4,564,000	1,827,869
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	155,500	139,571
Semen Gresik (Persero) Tbk PT	301,000	255,786
Tambang Batubara Bukit Asam Tbk PT	404,500	737,929
Telekomunikasi Indonesia Tbk PT	4,430,000	4,398,795
Unilever Indonesia Tbk PT	711,800	856,554
United Tractors Tbk PT	1,577,000	2,811,706

		$34,343,711

Security	Shares	Value
Israel — 3.2%
Alony Hetz Properties & Investments, Ltd.	18,100	$68,794
Alvarion, Ltd.(1)	8,900	35,386
Avner Oil & Gas, Ltd.(1)	850,000	362,944
Bank Hapoalim B.M.(1)	354,331	1,516,736
Bank Leumi Le-Israel(1)	432,508	1,852,090
Bezeq Israeli Telecommunication Corp., Ltd.	546,135	1,395,144
Cellcom Israel, Ltd.	26,200	840,234
Check Point Software Technologies, Ltd.(1)	62,406	1,995,744
Clal Industries, Ltd.	14,400	93,068
Clal Insurance Enterprise Holdings, Ltd.(1)	2,810	65,603
Delek Group, Ltd.	2,130	471,802
Discount Investment Corp.	16,400	387,254
Elbit Systems, Ltd.	9,950	617,322
EZchip Semiconductor, Ltd.(1)	6,700	79,730
Frutarom	8,107	75,392
Gazit Globe (1982), Ltd.	12,000	121,162
Gilat Satellite Networks, Ltd.(1)	11,760	63,622
Harel Insurance Investments & Financial Services, Ltd.(1)	11,680	603,848
Housing & Construction Holdings, Ltd.	118,000	229,946
IDB Holding Corp., Ltd.	2,900	110,630
Israel Chemicals, Ltd.	235,061	3,051,618
Israel Corp., Ltd.(1)	1,275	930,194
Israel Discount Bank, Ltd., Series A(1)	346,200	778,726
Isramco Negev 2, LP(1)	4,054,600	670,799
Koor Industries, Ltd.	8,510	238,617
Makhteshim-Agan Industries, Ltd.	104,897	524,616
Mellanox Technologies, Ltd.(1)	4,200	76,996
Menorah Mivtachim Holdings, Ltd.(1)	6,900	86,343
Migdal Insurance & Financial Holdings, Ltd.(1)	242,000	468,640
Mizrahi Tefahot Bank, Ltd.(1)	61,040	545,490
Ness Technologies, Inc.(1)	17,200	95,288
NICE Systems, Ltd.(1)	18,423	536,969
Oil Refineries, Ltd.(1)	855,300	438,974
Orbotech, Ltd.(1)	20,000	181,200
Ormat Industries, Ltd.	27,300	228,444
Osem Investment, Ltd.	19,544	269,903
Partner Communications Co., Ltd.	41,300	852,955
Paz Oil Co., Ltd.(1)	2,100	297,464
Strauss Group, Ltd.	23,300	330,135
Supersol, Ltd.	26,000	147,854
Teva Pharmaceutical Industries, Ltd. ADR	220,704	12,518,331

		$34,256,007

Jordan — 0.8%
Arab Bank PLC	246,060	$3,960,175
Arab Potash Co. PLC	27,900	1,400,767
Capital Bank of Jordan(1)	185,557	406,090
Jordan Petroleum Refinery	28,400	270,471
Jordan Phosphate Mines	15,900	398,380
Jordan Steel	57,402	208,530
Jordan Telecom Corp.	37,600	288,802
Jordanian Electric Power Co.	113,889	670,550
Lafarge Jordan Cement	5,600	59,222
Middle East Complex for Engineering, Electronics & Heavy Industries PLC(1)	69,800	106,437
Taameer Jordan Co.(1)	613,805	493,991
United Arab Investors(1)	335,925	204,712

		$8,468,127

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	177,000	$2,542,017
Kazakhmys PLC(1)	132,100	2,535,740

Security	Shares	Value
KazMunaiGas Exploration Production GDR	123,400	$3,115,920

		$8,193,677

Kenya — 0.9%
Athi River Mining, Ltd.	78,100	$112,674
Bamburi Cement Co., Ltd.	172,700	348,760
Barclays Bank of Kenya, Ltd.	716,965	472,309
East African Breweries, Ltd.	1,013,280	2,009,763
Equity Bank, Ltd.	6,955,500	1,438,133
KenolKobil, Ltd.	409,000	328,709
Kenya Airways, Ltd.	345,800	229,138
Kenya Commercial Bank, Ltd.	2,795,300	810,232
Kenya Electricity Generating Co., Ltd.	2,321,100	443,425
Kenya Power & Lighting, Ltd.	83,900	164,705
Mumias Sugar Co., Ltd.	856,800	101,597
Nation Media Group, Ltd.	206,200	350,458
Safaricom, Ltd.	34,362,672	2,354,228
Standard Chartered Bank Kenya, Ltd.	62,800	138,732

		$9,302,863

Kuwait — 1.6%
Aerated Concrete Industries Co.	189,000	$266,151
Agility(1)	225,000	462,849
Al Safat Investment Co.(1)	640,000	289,551
Al Safwa Group Co.(1)	2,320,000	434,193
Al-Deera Holding Co.(1)	700,000	250,442
Boubyan Bank KSC(1)	240,000	337,970
Boubyan Petrochemicals Co.	620,000	916,203
Burgan Bank SAK(1)	196,000	214,673
Burgan Co. for Well Drilling, Trading & Maintenance KSCC	75,250	144,777
Combined Group Contracting Co.	55,000	309,805
Commercial Bank of Kuwait SAK	280,000	905,424
Commercial Real Estate Co. KSCC(1)	1,146,600	454,494
Global Investment House KSCC(1)	527,500	161,405
Gulf Bank(1)	540,000	544,506
Gulf Cable & Electrical Industries	92,500	470,201
Kuwait Finance House KSC	392,100	1,465,663
Kuwait Foods Co. (Americana)	125,000	598,859
Kuwait International Bank(1)	154,000	98,905
Kuwait Portland Cement Co.	40,000	137,691
Kuwait Projects Co. Holdings KSC	210,000	346,247
Kuwait Real Estate Co.(1)	920,000	242,396
Mabanee Co. SAKC(1)	138,500	328,440
Mena Holding Group(1)	180,000	181,502
Mobile Telecommunications Co.	965,000	3,019,819
National Bank of Kuwait SAK	487,750	1,783,676
National Industries Group Holding(1)	1,215,000	1,251,374
National Investment Co.(1)	270,000	281,641
National Mobile Telecommunication Co. KSC	40,000	211,405
National Real Estate Co.(1)	210,000	153,338
Sultan Center Food Products Co.(1)	460,000	331,749

		$16,595,349

Latvia — 0.1%
Grindeks(1)	42,000	$377,592
Latvian Shipping Co.(1)	735,000	690,546

		$1,068,138

Lebanon — 0.3%
Solidere	83,555	$1,821,019
Solidere GDR(3)	42,500	918,000

		$2,739,019

Security	Shares	Value
Lithuania — 0.3%
Apranga PVA(1)	278,536	$375,334
Invalda PVA(1)	19,100	21,716
Klaipedos Nafta PVA	1,345,900	651,027
Lietuvos Dujos	31,900	29,980
Lietuvos Energija(1)	42,400	40,650
Pieno Zvaigzdes	63,600	76,631
Rokiskio Suris(1)	69,800	84,743
Rytu Skirstomieji Tinklai(1)	88,200	86,323
Sanitas(1)	55,400	272,074
Siauliu Bankas(1)	774,861	332,697
Ukio Bankas Commercial Bank(1)	1,672,935	758,569

		$2,729,744

Malaysia — 3.1%
Airasia Bhd(1)	915,300	$364,024
Alliance Financial Group Bhd	385,700	281,304
AMMB Holdings Bhd	459,200	652,168
Astro All Asia Networks PLC	414,000	385,730
Batu Kawan Bhd	90,500	273,410
Berjaya Corp. Bhd	902,600	324,135
Berjaya Media Bhd(1)	22,565	6,781
Berjaya Sports Toto Bhd	297,214	366,411
British American Tobacco Malaysia Bhd	35,500	437,629
Bursa Malaysia Bhd	131,700	295,623
CIMB Group Holdings Bhd	363,800	1,346,182
Dialog Group Bhd	226,338	90,478
Digi.com Bhd	65,600	419,453
Gamuda Bhd	1,076,200	870,561
Genting Bhd	746,600	1,534,406
Genting Plantations Bhd	163,400	287,782
Hong Leong Bank Bhd	178,000	424,216
Hong Leong Financial Group Bhd	145,000	320,779
IGB Corp. Bhd(1)	173,500	91,638
IJM Corp. Bhd	645,490	867,932
IOI Corp. Bhd	987,418	1,484,948
Kencana Petroleum Bhd	425,334	193,625
Kinsteel Bhd	202,200	60,064
KNM Group Bhd	4,983,800	1,064,927
Kuala Lumpur Kepong Bhd	128,500	622,417
Kulim (Malaysia) Bhd	141,000	299,085
Lafarge Malayan Cement Bhd	270,150	497,516
Lion Industries Corp. Bhd	540,300	268,840
Malayan Banking Bhd	727,487	1,443,358
Malaysian Airline System Bhd(1)	165,733	126,671
Malaysian Bulk Carriers Bhd	102,200	92,091
Malaysian Resources Corp. Bhd(1)	949,000	389,500
Maxis Bhd	470,000	741,307
MISC Bhd	317,000	727,710
MMC Corp. Bhd	540,000	365,999
Multi-Purpose Holdings Bhd	121,440	66,078
Parkson Holdings Bhd	207,090	336,187
Petra Perdana Bhd	83,400	34,560
Petronas Dagangan Bhd	259,700	661,881
Petronas Gas Bhd	135,200	386,796
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	411,900	399,550
PPB Group Bhd	117,700	550,181
Public Bank Bhd	306,720	1,077,542
Resorts World Bhd	1,117,800	907,480
RHB Capital Bhd	217,100	334,352
SapuraCrest Petroleum Bhd	604,300	408,243
Shell Refining Co. Bhd	36,900	116,073

Security	Shares	Value
Sime Darby Bhd	1,364,839	$3,398,203
Sino Hua-An International Bhd(1)	401,500	56,567
SP Setia Bhd	228,600	269,789
TA Enterprise Bhd	323,000	65,932
TA Global Bhd(1)	193,800	26,704
TA Global Bhd, PFC Shares(1)	193,800	21,022
Tanjong PLC	72,100	366,531
Telekom Malaysia Bhd	381,100	348,078
Tenaga Nasional Bhd	601,300	1,402,355
Titan Chemicals Corp. Bhd(1)	168,000	62,255
TM International Bhd(1)	1,004,850	958,678
Top Glove Corp. Bhd	97,000	317,658
UEM Land Holdings Bhd(1)	510,500	219,786
UMW Holdings Bhd	78,000	142,709
Wah Seong Corp. Bhd	432,125	293,096
WCT Bhd	351,800	269,964
WTK Holdings Bhd	154,250	49,513
YNH Property Bhd(1)	158,059	75,755
YTL Corp. Bhd	189,006	408,327
YTL Power International Bhd	615,821	395,249

		$32,445,794

Mauritius — 0.8%
Ireland Blyth, Ltd.	31,600	$50,363
Mauritius Commercial Bank	555,300	2,610,184
Naiade Resorts, Ltd.	359,100	442,890
New Mauritius Hotels, Ltd.	604,350	2,780,010
Rogers & Co., Ltd.	13,200	133,083
State Bank of Mauritius, Ltd.	500,800	1,344,909
Sun Resorts, Ltd.	246,999	601,031
United Basalt Products, Ltd.	36,000	123,600
United Docks, Ltd.(1)	27,400	83,798

		$8,169,868

Mexico — 6.1%
Alfa SA de CV, Series A	281,000	$1,812,106
America Movil SAB de CV, Series L	6,175,720	13,512,929
Axtel SA de CV, Series CPO(1)	367,100	323,037
Banco Compartamos SA de CV	282,800	1,362,110
Bolsa Mexicana de Valores SA de CV(1)	630,000	794,725
Carso Global Telecom SA de CV, Series A1(1)	228,400	1,007,894
Carso Infraestructura y Construccion SA(1)	358,400	224,685
Cemex SAB de CV, Series CPO(1)	5,740,658	5,275,436
Coca-Cola Femsa SA de CV, Series L	30,200	186,580
Consorcio ARA SA de CV(1)	459,200	295,250
Corporacion GEO SA de CV, Series B(1)	194,300	514,717
Corporacion Moctezuma SA de CV	27,500	75,268
Desarrolladora Homex SA de CV(1)	81,500	416,971
Embotelladoras Arca SA	40,000	128,440
Empresas ICA SAB de CV(1)	513,100	1,253,329
Fomento Economico Mexicano SA de CV, Series UBD	763,100	3,216,922
Genomma Lab Internacional SA de CV(1)	80,000	185,321
Grupo Aeroportuario del Pacifico SA de CV, Class B	41,500	130,528
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	496,483
Grupo Bimbo SA de CV, Series A	223,300	1,405,015
Grupo Carso SA de CV, Series A1	484,700	1,500,791
Grupo Elektra SA de CV	24,000	1,224,073
Grupo Financiero Banorte SA de CV, Class O	1,404,300	4,607,994
Grupo Financiero Inbursa SA de CV, Class O	1,146,000	3,504,587
Grupo Mexico SAB de CV, Series B	2,318,326	4,705,776
Grupo Modelo SA de CV, Series C(1)	248,000	1,223,884
Grupo Simec SA de CV, Series B(1)	92,000	219,450

Security	Shares	Value
Grupo Televisa SA, Series CPO	595,800	$2,337,194
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,097,128
Industrias CH SA, Series B(1)	100,700	331,047
Industrias Penoles SA de CV	78,800	1,457,619
Kimberly-Clark de Mexico SA de CV	189,500	846,086
Mexichem SA de CV	757,991	1,628,406
Organizacion Soriana SAB de CV, Class B(1)	120,000	278,624
Promotora y Operadora de Infraestructura SA de CV(1)	77,700	163,360
Telefonos de Mexico SA de CV, Series L	1,636,000	1,325,810
Telmex Internacional SAB de CV, Class L	1,385,300	1,222,199
TV Azteca SA de CV, Series CPO	625,000	327,791
Urbi Desarrollos Urbanos SA de CV(1)	178,400	371,939
Wal-Mart de Mexico SAB de CV, Series V	938,100	4,159,053

		$65,150,557

Morocco — 1.6%
Attijariwafa Bank	52,100	$1,725,632
Banque Centrale Populaire	25,280	799,474
Banque Marocaine du Commerce Exterieur (BMCE)	79,600	2,544,994
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	301,168
Centrale Laitiere	85	108,116
Ciments du Maroc	3,330	711,879
Compagnie Generale Immobiliere	2,900	593,634
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,230	212,061
Credit Immobilier et Hotelier	1,440	61,231
Douja Promotion Groupe Addoha SA	84,000	1,169,902
Holcim Maroc SA	2,260	519,807
Lafarge Ciments	3,010	596,730
Managem(1)	7,755	266,467
Maroc Telecom	167,700	3,045,282
ONA SA	15,000	2,491,443
RISMA(1)	1,900	59,764
Samir(1)	3,480	263,266
Societe des Brasseries du Maroc	1,590	632,193
Societe Nationale d’Investissement	2,375	528,113
SONASID (Societe Nationale de Siderurgie)	2,120	542,816
Wafa Assurance	1,090	277,429

		$17,451,401

Nigeria — 0.9%
Access Bank PLC	5,970,288	$327,141
Afribank Nigeria PLC(1)	5,727,146	106,036
African Petroleum PLC	285,989	67,286
Ashaka Cement PLC	221,861	21,717
Bank PHB PLC(1)	2,767,885	40,896
Benue Cement Co. PLC	1,460,000	488,834
Dangote Sugar Refinery PLC	5,767,032	583,716
Diamond Bank PLC	5,100,000	284,286
Ecobank Transnational, Inc.	1,922,518	188,520
Fidelity Bank	12,200,000	202,889
First Bank of Nigeria PLC	9,985,108	970,581
First City Monument Bank PLC(1)	4,500,000	261,734
Guaranty Trust Bank PLC	6,274,612	734,047
Guiness Nigeria PLC	442,075	378,428
Intercontinental Bank PLC(1)	3,062,209	45,853
Lafarge Cement WAPCO Nigeria PLC	1,228,000	276,632
Nestle Foods Nigeria PLC	151,000	252,072
Nigerian Breweries PLC	2,348,611	842,624
Oando PLC	867,700	539,670
Oceanic Bank International PLC(1)	4,301,220	67,255
PZ Cussons Nigeria PLC	1,185,000	205,991

Security	Shares	Value
Skye Bank PLC(1)	4,525,000	$203,569
UAC of Nigeria PLC	900,000	242,695
Union Bank of Nigeria PLC(1)	4,658,654	199,088
United Bank for Africa PLC(1)	10,417,798	859,573
Zenith Bank, Ltd.(1)	8,479,912	860,113

		$9,251,246

Oman — 0.8%
Bank Dhofar SAOG	373,466	$801,661
Bank Muscat SAOG	567,695	1,340,254
Bank Sohar(1)	887,000	523,120
Dhofar International Development & Investment Holding Co.	27,600	29,159
Galfar Engineering & Contracting SAOG	368,360	486,377
National Bank of Oman, Ltd.	184,410	156,729
Oman Cables Industry SAOG	93,600	359,907
Oman Cement Co. SAOG	205,500	371,397
Oman Flour Mills Co., Ltd. SAOG	259,600	446,511
Oman International Bank SAOG	342,950	266,412
Oman National Investment Corp. Holdings(1)	247,500	340,160
Oman Telecommunications Co.	567,900	1,879,721
Ominvest	172,199	216,024
Raysut Cement Co. SAOG	130,245	534,957
Renaissance Holdings Co.	301,173	605,266
Shell Oman Marketing Co.	34,398	178,737

		$8,536,392

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	201,050	$280,717
Allied Bank, Ltd.	117,524	85,855
Arif Habib Securities, Ltd.(1)	454,200	248,052
Azgard Nine, Ltd.(1)	491,400	122,980
Bank Alfalah, Ltd.(1)	1,295,638	205,024
D.G. Khan Cement Co., Ltd.(1)	258,360	92,756
Engro Corp., Ltd.	326,200	736,612
Fauji Fertilizer Co., Ltd.	292,352	364,760
Habib Bank, Ltd	160,000	229,019
Hub Power Co., Ltd.	1,346,700	500,153
Indus Motor Co., Ltd.	24,000	56,529
Jahangir Siddiqui & Co., Ltd.	500,000	169,553
Kot Addu Power Co., Ltd.	218,000	118,799
Lucky Cement, Ltd.	326,500	275,757
Muslim Commercial Bank, Ltd.	489,102	1,236,154
National Bank of Pakistan	211,694	203,538
Nishat Mills, Ltd.	937,800	682,328
Oil & Gas Development Co., Ltd.	719,600	985,242
Pakistan Oil Fields, Ltd.	124,000	339,988
Pakistan Petroleum, Ltd.	224,742	511,740
Pakistan State Oil Co., Ltd.	93,700	331,334
Pakistan Telecommunication Co., Ltd.	1,706,100	399,035
SUI Northern Gas Pipelines, Ltd.(1)	211,000	63,148
United Bank, Ltd.	362,587	275,561

		$8,514,634

Peru — 1.5%
Alicorp SA	384,800	$368,590
Austral Group SA(1)	658,650	62,170
Cia de Minas Buenaventura SA ADR	113,280	3,566,055
Cia Minera Atacocha SA, Class B, PFC Shares	50,620	32,738
Cia Minera Milpo SA	317,997	781,513
Credicorp, Ltd.	59,570	4,447,886

Security	Shares	Value
Edegel SA	1,180,000	$548,645
Edelnor SA	108,248	100,282
Empresa Agroindustrial Casa Grande SA(1)	69,120	171,562
Energia del Sur SA	39,900	167,383
Ferreyros SA	331,542	301,349
Grana y Montero SA	210,612	226,037
Luz del Sur SAA	90,550	150,046
Minsur SA(1)	162,200	377,078
Sociedad Minera Cerro Verde SA	19,790	455,170
Sociedad Minera el Brocal SA	8,970	131,704
Southern Copper Corp.	111,180	2,960,723
Volcan Cia Minera SA, Class B	1,157,519	1,456,762

		$16,305,693

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,911,000	$833,076
Aboitiz Power Corp.	1,765,000	359,851
Alliance Global Group, Inc.(1)	4,540,000	456,333
Ayala Corp.	134,196	832,907
Ayala Land, Inc.	3,951,800	886,079
Banco De Oro	701,020	541,248
Bank of the Philippine Islands	943,100	918,975
Benpres Holdings Corp.(1)	4,600,000	292,576
Filinvest Land, Inc.	3,449,000	65,707
First Gen Corp.(1)	1,956,622	404,975
First Philippine Holdings Corp.	70,100	72,754
Globe Telecom, Inc.	18,040	354,085
Holcim Philippines, Inc.	1,492,000	153,610
International Container Terminal Services, Inc.	388,900	172,723
JG Summit Holding, Inc.	2,411,900	304,123
Jollibee Foods Corp.	573,300	646,217
Manila Electric Co.	300,400	1,041,568
Manila Water Co.	254,600	84,573
Megaworld Corp.	11,976,800	305,220
Megaworld Corp.(4)	619,200	15,780
Metropolitan Bank & Trust Co.	581,600	522,807
Philex Mining Corp.(1)	3,101,125	930,429
Philippine Long Distance Telephone Co.	45,620	2,581,937
PNOC Energy Development Corp.	6,100,000	620,524
Robinsons Land Corp.	411,400	105,389
San Miguel Corp., Class B	649,500	996,241
SM Investments Corp.	155,938	1,059,010
SM Prime Holdings, Inc.	3,202,799	644,343
Universal Robina Corp.	809,600	295,440
Vista Land & Lifescapes, Inc.	3,675,000	144,608

		$16,643,108

Poland — 3.1%
Agora SA(1)	79,030	$555,112
AmRest Holdings SE(1)	7,766	202,700
Bank Handlowy w Warszawie SA(1)	14,170	361,523
Bank Millennium SA(1)	176,600	254,286
Bank Pekao SA(1)	58,138	3,357,303
Bank Zachodni WBK SA(1)	10,600	637,957
Bioton SA(1)	7,114,600	482,677
BRE Bank SA(1)	6,003	522,005
Budimex SA	18,100	455,751
Cersanit SA(1)	87,100	413,089
Cyfrowy Polsat SA	111,200	569,314
Dom Development SA	7,570	110,023
Echo Investment SA(1)	150,000	197,197
Eurocash SA	119,300	703,630

Security	Shares	Value
Getin Holding SA(1)	233,150	$722,874
Globe Trade Centre SA(1)	53,590	434,604
Grupa Kety SA(1)	9,600	375,262
Grupa Lotos SA(1)	26,453	250,595
ING Bank Slaski SA w Katowicach(1)	1,685	400,819
KGHM Polska Miedz SA	64,080	2,102,398
KOPEX SA(1)	40,600	343,589
LPP SA(1)	600	360,233
Mondi Swiecie SA(1)	9,600	241,449
Mostostal-Warszawa SA(1)	3,160	68,096
Multimedia Polska SA(1)	89,740	219,553
Netia SA(1)	401,654	628,092
Orbis SA(1)	30,000	370,023
PBG SA(1)	11,720	852,531
Polimex-Mostostal SA	636,500	920,642
Polish Oil & Gas	558,200	720,897
Polnord SA(1)	20,350	228,977
Polska Grupa Energetyczna SA(1)	176,700	1,427,805
Polski Koncern Naftowy Orlen SA(1)	151,000	1,723,800
Powszechna Kasa Oszczednosci Bank Polski SA	336,910	4,466,598
Softbank SA	68,173	1,396,318
Telekomunikacja Polska SA	767,350	4,235,527
TVN SA	260,420	1,230,795
Vistula Group SA(1)	400,000	299,029
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	312,191

		$33,155,264

Qatar — 1.5%
Aamal Holding(1)	60,200	$484,477
Barwa Real Estate Co.(1)	40,993	311,349
Commercial Bank of Qatar	34,157	579,346
Doha Bank, Ltd.	33,176	427,266
First Finance Co.	53,357	332,680
Gulf International Services QSC	61,750	535,338
Industries Qatar	100,535	2,830,528
Masraf Al Rayan	297,500	1,003,091
Qatar Electricity & Water Co.	37,000	1,011,641
Qatar Fuel	10,020	427,405
Qatar Gas Transport Co., Ltd. (NAKILAT)(1)	259,230	1,537,868
Qatar Insurance Co.	18,635	272,266
Qatar International Islamic Bank	27,943	336,310
Qatar Islamic Bank	34,387	678,522
Qatar National Bank	53,492	2,156,159
Qatar National Cement Co.	10,500	217,455
Qatar National Navigation	23,896	430,675
Qatar Shipping Co.	43,836	400,387
Qatar Telecom QSC	41,902	1,720,497
Salam International Investment Co., Ltd.	53,000	146,616
United Development Co.	4,780	37,809
Vodafone Qatar(1)	197,870	421,202

		$16,298,887

Romania — 0.8%
Antibiotice SA	409,100	$86,679
Banca Transilvania	2,691,296	1,896,902
Biofarm Bucuresti(1)	7,119,988	498,617
BRD-Group Societe Generale	777,000	3,826,642
Impact SA(1)	253,290	64,455
OMV Petrom SA(1)	15,699,400	1,462,233

Security	Shares	Value
Rompetrol Rafinare SA(1)	12,930,500	$267,965
Transelectrica SA	134,000	721,932

		$8,825,425

Russia — 6.1%
Aeroflot-Russian Airlines	229,000	$423,303
AvtoVAZ(1)	263,394	124,981
Cherepovets MK Severstal GDR(1)(3)	24,050	294,234
Comstar United Telesystems GDR	151,550	901,506
CTC Media, Inc.(1)	91,467	1,234,805
Evraz Group SA GDR(1)(3)	20,135	660,950
Federal Grid Co. of Unified Energy System JSC(1)	10,725,782	116,932
Gazprom OAO ADR	53,450	1,315,404
IDGC Holding JSC(1)	911,500	118,814
Irkut Electric Grids Co.(1)(2)	338,903	0
Irkutskenergo(1)	327,400	140,982
KamAZ(1)	127,700	295,674
LUKOIL OAO ADR	89,800	4,910,862
Magnitogorsk Iron & Steel Works GDR(1)(3)	32,100	401,036
Mechel ADR	22,400	443,296
Mining & Metallurgical Co.(1)	2,680	405,566
MMC Norilsk Nickel ADR(1)	151,400	2,329,056
Mobile TeleSystems	816,700	6,096,877
Mobile TeleSystems ADR	2,200	105,116
Mosenergo(1)	971,603	119,104
NovaTek OAO GDR(3)	30,416	2,154,554
Novolipetsk Steel GDR(1)	6,536	198,608
Novolipetsk Steel GDR(1)(3)	21,400	658,050
OAO Gazprom	73,400	439,221
OAO Gazprom ADR	485,749	11,778,555
OAO Rosneft Oil Co. GDR	53,820	413,931
OAO Seventh Continent(1)	16,900	142,447
OAO TMK GDR(1)	2,500	47,402
OAO TMK GDR(1)(3)	10,700	205,975
OGK-3(1)	967,658	44,924
OGK-4 OJSC(1)	1,090,428	64,634
Pegas Nonwovens SA	11,200	262,755
PIK Group GDR(1)	44,400	227,940
Polyus Gold ADR	5,600	149,239
RBC Information Systems(1)	54,450	65,851
Rosneft Oil Co. GDR	166,000	1,293,140
Rostelecom ADR	30,400	877,040
RusHydro(1)	31,395,041	1,323,646
Sberbank of Russian Federation	4,109,388	11,688,460
Sistema JSFC(1)	104,800	93,707
Sistema JSFC GDR(1)	41,430	1,035,750
SOLLERS(1)	9,262	128,085
Surgutneftegaz ADR	180,260	1,514,963
Surgutneftegaz, PFC Shares	914,700	422,646
Tatneft GDR	61,566	1,894,207
TGK-2(1)	13,779,634	3,307
TGK-4(1)	16,839,141	6,214
Transneft	470	386,187
Uralsvyazinform	2,952,700	82,115
Vimpel-Communications ADR	150,740	2,734,424
VTB Bank OJSC GDR(3)	429,970	2,129,383
Wimm-Bill-Dann Foods OJSC ADR(1)	10,660	221,515
X5 Retail Group NV GDR(1)	62,194	1,988,438

		$65,115,811

Security	Shares	Value
Slovenia — 0.8%
Gorenje DD(1)	8,720	$166,587
Istrabenz(1)	3,000	29,200
KRKA DD	29,720	2,703,885
Luka Koper(1)	15,750	507,589
Mercator Poslovni Sistem	3,332	783,337
Nova Kreditna Banka Maribor	52,877	896,896
Petrol	2,005	860,153
Sava DD	2,290	773,431
Telekom Slovenije DD	4,830	881,188
Zavarovalnica Triglav DD	21,200	697,042

		$8,299,308

South Africa — 6.0%
ABSA Group, Ltd.	78,650	$1,375,505
Adcock Ingram Holdings, Ltd.	33,300	233,828
AECI, Ltd.	31,830	248,933
African Bank Investments, Ltd.	140,814	543,797
African Rainbow Minerals, Ltd.	19,600	428,380
Allied Electronics Corp., Ltd.	17,182	64,402
Allied Electronics Corp., Ltd., PFC Shares	69,600	239,799
Anglo Platinum, Ltd.(1)	10,280	970,353
AngloGold Ashanti, Ltd.	78,471	2,813,397
Aquarius Platinum, Ltd.(1)	41,700	245,210
Aspen Pharmacare Holdings, Ltd.(1)	91,031	801,992
Aveng, Ltd.	238,790	1,107,220
AVI, Ltd.	119,300	330,771
Barloworld, Ltd.	122,520	722,947
Bidvest Group, Ltd.	162,296	2,782,037
Clicks Group, Ltd.	89,300	310,721
DataTec, Ltd.	140,700	526,100
Discovery Holdings, Ltd.	101,945	414,225
ElementOne, Ltd.	44,850	81,643
FirstRand, Ltd.	771,950	1,869,484
Foschini, Ltd.	68,500	502,643
Gold Fields, Ltd.	160,135	1,838,937
Grindrod, Ltd.	340,300	668,847
Group Five, Ltd.	81,460	340,815
Growthpoint Properties, Ltd.	217,000	387,322
Harmony Gold Mining Co., Ltd.	71,910	664,412
Hyprop Investments, Ltd.	67,500	404,616
Illovo Sugar, Ltd.	27,600	121,045
Impala Platinum Holdings, Ltd.	105,330	2,698,605
Imperial Holdings, Ltd.	62,680	653,922
Investec, Ltd.	72,500	512,549
JD Group, Ltd.	58,290	333,016
JSE, Ltd.	15,200	112,299
Kumba Iron Ore, Ltd.	14,960	632,389
Kumba Resources, Ltd.	38,610	534,055
Lewis Group, Ltd.	32,500	221,884
Liberty Holdings, Ltd.	44,700	390,312
Massmart Holdings, Ltd.	57,700	658,106
Medi-Clinic Corp., Ltd.	52,200	167,633
Metropolitan Holdings, Ltd.	162,100	281,790
Mittal Steel South Africa, Ltd.	29,277	401,233
Mondi, Ltd.	42,900	251,531
Mr. Price Group, Ltd.	72,100	331,820
MTN Group, Ltd.	732,140	10,451,756
Murray & Roberts Holdings, Ltd.	160,250	825,184
Nampak, Ltd.	171,938	353,455
Naspers, Ltd., Class N	100,192	3,531,683
Nedbank Group, Ltd.	46,830	743,847

Security	Shares	Value
Netcare, Ltd.(1)	280,550	$478,409
Northam Platinum, Ltd.	14,400	92,941
Pangbourne Properties, Ltd.	122,800	274,821
Pick’n Pay Holdings, Ltd.	36,500	81,953
Pick’n Pay Stores, Ltd.	45,170	237,457
Pretoria Portland Cement Co., Ltd.	102,827	450,730
Raubex Group, Ltd.	93,000	275,268
Redefine Income Fund, Ltd.	475,000	445,979
Remgro, Ltd.	74,100	871,869
Reunert, Ltd.	111,160	821,007
RMB Holdings, Ltd.	174,300	701,378
Sanlam, Ltd.	344,190	1,027,001
Sappi, Ltd.(1)	75,636	321,526
Sasol, Ltd.	90,950	3,370,040
Shoprite Holdings, Ltd.	80,000	730,195
Spar Group, Ltd.	54,600	508,114
Standard Bank Group, Ltd.	238,121	3,374,340
Steinhoff International Holdings, Ltd.(1)	352,040	891,010
Sun International, Ltd.(1)	11,182	135,612
Telkom South Africa, Ltd.	115,950	501,204
Tiger Brands, Ltd.	40,100	927,911
Tongaat-Hulett	21,000	273,309
Truworths International, Ltd.	92,400	510,620
Vodacom Group (Pty), Ltd.	111,000	792,900
Wilson Bayly Holmes-Ovcon, Ltd.	28,100	360,044
Woolworths Holdings, Ltd.	160,409	383,200

		$63,965,288

South Korea — 6.0%
Amorepacific Corp.	418	$291,440
Busan Bank	15,470	151,221
Cheil Industries, Inc.	11,000	527,431
CJ CheilJedang Corp.	596	106,980
CJ O Shopping Co., Ltd.(1)	1,580	86,614
Daegu Bank	7,550	96,198
Daelim Industrial Co., Ltd.	1,670	109,804
Daewoo Engineering & Construction Co., Ltd.	12,241	124,813
Daewoo International Corp.	3,575	107,634
Daewoo Motor Sales Corp.(1)	23,045	141,687
Daewoo Securities Co., Ltd.	9,010	148,894
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)	18,880	291,717
Dong-A Pharmaceutical Co., Ltd.	3,386	338,090
Dongbu Insurance Co., Ltd.	9,840	282,883
Dongkuk Steel Mill Co., Ltd.	12,930	254,651
Doosan Corp.	3,160	277,147
Doosan Heavy Industries & Construction Co., Ltd.	2,570	181,714
GLOVIS Co., Ltd.	1,680	138,872
GS Engineering & Construction Corp.	3,290	250,709
GS Holdings Corp.	11,000	326,369
Hana Financial Group, Inc.(1)	34,930	994,519
Hanarotelecom, Inc.(1)	28,346	126,483
Hanjin Heavy Industries & Construction Co., Ltd.(1)	9,813	181,154
Hanjin Shipping Co., Ltd.(1)	16,071	326,469
Hanjin Shipping Holdings Co., Ltd.	3,098	40,616
Hankook Tire Co., Ltd.	21,040	403,452
Hanmi Pharm Co., Ltd.	2,257	224,026
Hanwha Chemical Corp.	18,100	226,172
Hanwha Corp.(1)	9,490	380,328
Hite Brewery Co., Ltd.(1)	1,789	243,569
Honam Petrochemical Corp.(1)	1,770	170,777
Hynix Semiconductor, Inc.(1)	57,940	1,125,640
Hyosung Corp.	4,500	313,161

Security	Shares	Value
Hyundai Department Store Co., Ltd.	6,215	$541,675
Hyundai Development Co.(1)	7,860	242,493
Hyundai Engineering & Construction Co., Ltd.	11,670	644,832
Hyundai Heavy Industries Co., Ltd.	6,105	978,180
Hyundai Marine & Fire Insurance Co., Ltd.	13,800	210,028
Hyundai Merchant Marine Co., Ltd.(1)	20,100	499,360
Hyundai Mipo Dockyard Co., Ltd.	3,775	351,804
Hyundai Mobis	9,400	1,190,913
Hyundai Motor Co.	20,300	1,960,159
Hyundai Securities Co., Ltd.	25,370	297,627
Hyundai Steel Co.	8,400	614,013
Industrial Bank of Korea(1)	35,580	400,686
Kangwon Land, Inc.(1)	23,740	322,895
KB Financial Group, Inc.(1)	41,611	1,793,320
KB Financial Group, Inc. ADR(1)	7,759	331,620
KCC Corp.	1,445	423,096
Kia Motors Corp.(1)	34,490	575,041
Komipharm International Co., Ltd.(1)	1,200	49,140
Korea Electric Power Corp.(1)	61,320	2,021,399
Korea Exchange Bank	42,760	483,569
Korea Express Co., Ltd.(1)	4,349	201,312
Korea Gas Corp.(1)	5,680	252,904
Korea Investment Holdings Co., Ltd.	6,490	170,827
Korea Line Corp.(1)	4,000	140,813
Korea Zinc Co., Ltd.	4,440	646,897
Korean Air Lines Co., Ltd.(1)	11,002	532,256
Korean Reinsurance Co.	37,903	328,931
KT Corp.	29,473	1,259,284
KT Corp. ADR(1)	7,675	162,173
KT&G Corp.	18,195	1,056,716
LG Chem, Ltd.	6,598	1,131,308
LG Corp.	7,220	389,108
LG Display Co., Ltd.	13,010	420,572
LG Electronics, Inc.	11,300	1,054,115
LG Hausys, Ltd.(1)	658	59,982
LG Household & Health Care, Ltd.	1,850	452,249
LG Life Sciences, Ltd.(1)	5,000	226,609
LG Telecom, Ltd.	78,920	609,606
LIG Insurance Co., Ltd.	12,400	218,480
Lotte Shopping Co., Ltd.	3,265	838,373
LS Corp.	3,530	289,510
Macquarie Korea Infrastructure Fund	31,415	129,256
Mirae Asset Securities Co., Ltd.	4,880	243,320
Namhae Chemical Corp.	15,250	240,665
NCsoft Corp.	1,350	150,187
NHN Corp.(1)	4,875	723,310
Nong Shim Co., Ltd.	1,400	274,155
OCI Co., Ltd.(1)	2,370	353,736
POSCO	11,317	5,162,168
S-Oil Corp.	11,085	490,254
S1 Corp.	5,750	230,553
Samsung Card Co., Ltd.	14,060	619,464
Samsung Corp.	10,590	523,550
Samsung Digital Imaging Co., Ltd.(1)	4,494	171,916
Samsung Electro-Mechanics Co., Ltd.	7,100	593,567
Samsung Electronics Co., Ltd.	13,781	9,259,598
Samsung Electronics Co., Ltd., PFC Shares	1,928	848,079
Samsung Engineering Co., Ltd.	4,600	446,930
Samsung Fine Chemicals Co., Ltd.	8,450	345,157
Samsung Fire & Marine Insurance Co., Ltd.	5,885	938,144
Samsung Heavy Industries Co., Ltd.	22,310	457,822
Samsung SDI Co., Ltd.	4,500	524,917

Security	Shares	Value
Samsung Securities Co., Ltd.	6,340	$344,039
Samsung Techwin Co., Ltd.	5,295	344,759
Shinhan Financial Group Co., Ltd.(1)	66,323	2,315,814
Shinsegae Co., Ltd.	1,422	641,675
SK Chemicals Co., Ltd.	5,860	271,228
SK Energy Co., Ltd.	9,599	871,293
SK Holdings Co., Ltd.	3,665	262,363
SK Telecom Co., Ltd.	8,200	1,287,107
SK Telecom Co., Ltd. ADR	9,450	163,768
STX Pan Ocean Co., Ltd.	36,800	374,407
Tong Yang Securities, Inc.	5,665	52,147
Woongjin Coway Co., Ltd.	3,650	112,046
Woori Finance Holdings Co., Ltd.(1)	13,960	160,081
Woori Investment & Securities Co., Ltd.	17,000	221,432
Yuhan Corp.	1,875	274,371

		$63,788,387

Taiwan — 6.1%
Acer, Inc.	280,626	$781,557
Advanced Semiconductor Engineering, Inc.	434,677	341,536
Altek Corp.	94,560	167,415
Ambassador Hotel	58,000	65,025
AmTRAN Technology Co., Ltd.	72,630	72,105
Asia Cement Corp.	428,005	403,861
Asia Optical Co., Inc.	146,907	305,616
Asustek Computer, Inc.	434,193	838,029
AU Optronics Corp.	971,837	1,067,352
BES Engineering Corp.	297,000	74,087
Capital Securities Corp.(1)	143,055	73,675
Catcher Technology Co., Ltd.	97,647	218,608
Cathay Financial Holding Co., Ltd.(1)	1,120,765	1,889,862
Chang Hwa Commercial Bank	950,000	427,756
Cheng Shin Rubber Industry Co., Ltd.	293,491	560,459
Chi Mei Optoelectronics Corp.(1)	840,427	653,521
Chicony Electronics Co., Ltd.	140,419	345,369
China Airlines, Ltd.(1)	774,411	258,639
China Development Financial Holding Corp.(1)	1,982,376	548,340
China Life Insurance Co., Ltd.(1)	107,399	72,661
China Motor Corp.(1)	186,315	107,357
China Petrochemical Development Corp.(1)	820,800	305,481
China Steel Corp.	1,822,121	1,846,559
Chinatrust Financial Holding Co., Ltd.	1,345,421	732,416
Chinese Maritime Transport, Ltd.	26,000	67,382
Chong Hong Construction Co., Ltd.	34,270	66,295
Chunghwa Picture Tubes, Ltd.(1)	1,620,000	197,360
Chunghwa Telecom Co., Ltd.	907,433	1,786,972
Chunghwa Telecom Co., Ltd. ADR	25,770	489,115
Clevo Co.(1)	47,426	85,834
Compal Electronics, Inc.	474,066	657,223
Coretronic Corp.	62,505	88,341
Delta Electronics, Inc.	246,105	741,082
Dynapack International Technology Corp.	25,374	79,828
E.Sun Financial Holding Co., Ltd.(1)	807,478	301,480
Elan Microelectronics Corp.	165,300	261,374
Epistar Corp.	103,472	326,001
EVA Airways Corp.(1)	742,744	292,621
Evergreen International Storage & Transport Corp.(1)	319,000	251,224
Evergreen Marine Corp.(1)	582,050	335,938
Everlight Electronics Co., Ltd.	104,291	319,007
Far Eastern Department Stores, Ltd.	597,915	568,817
Far Eastern New Century Corp.	386,556	422,472

Security	Shares	Value
Far EasTone Telecommunications Co., Ltd.	401,074	$485,648
Faraday Technology Corp.	29,434	57,490
Farglory Land Development Co., Ltd.	20,252	42,781
Federal Corp.(1)	77,625	59,164
Feng Hsin Iron & Steel Co., Ltd.	183,260	298,361
First Financial Holding Co., Ltd.	862,645	481,322
First Steamship Co., Ltd.	171,771	253,376
Formosa Chemicals & Fibre Corp.	733,980	1,584,801
Formosa International Hotels Corp.	8,470	95,470
Formosa Petrochemical Corp.	375,320	944,055
Formosa Plastics Corp.	936,670	1,942,320
Formosa Taffeta Co., Ltd.	169,000	123,233
Formosan Rubber Group, Inc.	108,000	90,191
Foxconn International Holdings, Ltd.(1)	255,000	266,114
Foxconn Technology Co., Ltd.	81,259	318,891
Fubon Financial Holding Co., Ltd.(1)	1,124,000	1,307,549
Giant Manufacturing Co., Ltd.	144,120	386,877
Goldsun Development & Construction Co., Ltd.	863,841	361,489
Great Wall Enterprise Co., Ltd.	91,448	93,216
Greatek Electronics, Inc.	52,915	49,674
HannStar Display Corp.(1)	938,299	211,570
Highwealth Construction Corp.	63,705	97,291
Hon Hai Precision Industry Co., Ltd.	771,959	3,216,749
Hotai Motor Co., Ltd.	61,000	133,098
HTC Corp.	99,364	971,136
Hua Nan Financial Holdings Co., Ltd.	772,912	446,817
Innolux Display Corp.	271,920	445,356
Inotera Memories, Inc.(1)	379,000	269,608
Inventec Appliances Corp.	82,120	77,700
Inventec Co., Ltd.	585,200	333,991
KGI Securities Co., Ltd.	629,000	294,485
Largan Precision Co., Ltd.	13,795	179,193
Lien Hwa Industrial Corp.	113,019	53,045
Lite-On Technology Corp.	346,596	439,418
Macronix International Co., Ltd.	667,860	371,440
Masterlink Securities Corp.(1)	110,000	44,184
MediaTek, Inc.	117,196	1,890,819
Mega Financial Holding Co., Ltd.	1,311,000	705,367
Merida Industry Co., Ltd.	37,950	57,162
Motech Industries, Inc.	74,431	292,492
Nan Kang Rubber Tire Co., Ltd.(1)	356,900	497,334
Nan Ya Plastics Corp.	1,031,608	1,928,339
Novatek Microelectronics Corp., Ltd.	108,942	319,335
Oriental Union Chemical Corp.	331,300	250,383
Pan-International Industrial Co., Ltd.	148,484	241,863
Phison Electronics Corp.	14,305	97,464
Polaris Securities Co., Ltd.(1)	470,300	237,660
Pou Chen Corp.	630,705	473,193
Powerchip Semiconductor Corp.(1)	977,805	121,748
Powertech Technology, Inc.	118,969	378,243
President Chain Store Corp.	197,664	454,055
Qisda Corp.(1)	330,000	170,575
Quanta Computer, Inc.	315,508	628,057
Radiant Opto-Electronics Corp.	73,202	100,867
Realtek Semiconductor Corp.	115,670	315,203
RichTek Technology Corp.	34,741	342,677
Ritek Corp.(1)	272,159	68,917
Ruentex Development Co., Ltd.	71,000	89,172
Ruentex Industries, Ltd.(1)	276,000	465,975
Sanyang Industrial Co., Ltd.(1)	742,327	280,109
Shih Wei Navigation Co., Ltd.	39,923	51,774

Security	Shares	Value
Shin Kong Financial Holding Co., Ltd.(1)	952,929	$363,031
Shin Zu Shing Co., Ltd.	20,450	82,712
Shinkong Synthetic Fibers Corp.(1)	197,000	63,542
Siliconware Precision Industries Co.	355,243	465,427
Simplo Technology Co., Ltd.	58,520	333,308
Sincere Navigation	65,800	81,041
Sino-American Silicon Products, Inc.	98,196	227,808
SinoPac Financial Holdings Co., Ltd.(1)	1,418,000	464,621
Solar Applied Materials Technology Corp.	108,794	252,285
Star Comgisitic Capital Co., Ltd.(1)(2)	34,320	27,328
Synnex Technology International Corp.	190,877	390,390
TA Chen Stainless Pipe Co., Ltd.(1)	53,000	38,913
Tainan Spinning Co., Ltd.(1)	220,000	81,870
Taishin Financial Holdings Co., Ltd.(1)	982,664	423,875
Taiwan Business Bank(1)	1,026,000	264,663
Taiwan Cement Corp.	535,994	497,433
Taiwan Cooperative Bank	539,330	314,743
Taiwan Fertilizer Co., Ltd.	145,000	472,002
Taiwan Kolin Co., Ltd.(1)(2)	177,000	0
Taiwan Mobile Co., Ltd.	467,427	903,082
Taiwan Semiconductor Manufacturing Co., Ltd.	2,777,465	5,272,427
Taiwan Tea Corp.(1)	361,095	204,284
Tatung Co., Ltd.(1)	1,526,000	331,651
Teco Electric & Machinery Co., Ltd.	482,000	194,244
Transcend Information, Inc.	89,826	291,335
Tripod Technology Corp.	43,401	148,252
Tsann Kuen Enterprise Co., Ltd.	22,880	37,075
TSRC Corp.	79,000	93,899
Tung Ho Steel Enterprise Corp.	243,060	270,478
U-Ming Marine Transport Corp.	186,000	353,939
Uni-President Enterprises Corp.	820,843	875,182
Unimicron Technology Corp.	202,000	244,369
United Microelectronics Corp.(1)	1,574,090	778,033
Walsin Lihwa Corp.(1)	958,000	325,417
Wan Hai Lines, Ltd.(1)	215,250	107,566
Waterland Financial Holdings(1)	884,377	279,509
Wei Chuan Food Corp.(1)	165,000	175,950
Wistron Corp.	279,578	527,820
WPG Holdings Co., Ltd.	188,615	291,203
Yageo Corp.	230,000	79,734
Yang Ming Marine Transport	637,050	228,372
Yieh Phui Enterprise	968,880	369,706
Yuanta Financial Holding Co., Ltd.	1,220,225	774,056
Yuen Foong Yu Paper Manufacturing Co., Ltd.(1)	266,464	102,755
Yulon Motor Co., Ltd.	334,809	335,999
Zinwell Corp.	44,871	90,459

		$65,313,326

Thailand — 3.1%
Advanced Info Service PCL(5)	1,040,600	$2,978,069
Airports of Thailand PCL(5)	491,000	576,864
Asian Property Development PCL(5)	2,397,500	353,901
Bangkok Bank PCL	252,500	854,729
Bangkok Bank PCL(5)	101,800	343,034
Bangkok Dusit Medical Services PCL(5)	284,400	204,765
Bangkok Expressway PCL(5)	127,000	76,900
Bank of Ayudhya PCL(5)	1,442,400	846,229
Banpu PCL(5)	62,400	997,591
BEC World PCL(5)	1,567,600	1,133,375
Big C Supercenter PCL(5)	42,900	52,987
Bumrungrad Hospital PCL(5)	415,500	356,733
Cal-Comp Electronics (Thailand) PCL(5)	613,900	56,221

Security	Shares	Value
Central Pattana PCL(5)	249,600	$141,361
CH. Karnchang PCL(5)	892,200	141,107
Charoen Pokphand Foods PCL(5)	4,153,900	1,439,068
CP ALL PCL(5)	2,981,100	2,065,531
Delta Electronics (Thailand) PCL(5)	1,087,100	573,106
Electricity Generating PCL(5)	207,400	498,272
G J Steel PCL(1)(5)	8,819,100	47,822
Glow Energy PCL	470,700	439,575
Hana Microelectronics PCL(5)	530,700	335,734
IRPC PCL(5)	5,180,100	680,381
Italian-Thai Development PCL(1)(5)	1,858,000	153,364
Kasikornbank PCL(5)	526,000	1,388,079
Khon Kaen Sugar Industry PCL	897,000	389,119
Kim Eng Securities Thailand PCL(5)	134,000	41,175
Krung Thai Bank PCL(5)	692,000	208,986
Land & Houses PCL	1,242,800	202,150
Land & Houses PCL(5)	1,350,700	229,597
Loxley PCL(1)(5)	1,072,600	65,917
LPN Development PCL(5)	400,000	79,530
Major Cineplex Group PCL(5)	182,300	47,779
Minor International PCL(5)	2,325,270	756,527
Precious Shipping PCL(5)	258,800	146,571
PTT Aromatics & Refining PCL(5)	587,652	423,102
PTT Chemical PCL(5)	159,800	407,985
PTT Exploration & Production PCL(5)	584,300	2,323,470
PTT PCL(5)	429,260	2,844,922
Quality House PCL(5)	2,038,700	135,729
Ratchaburi Electricity Generating Holding PCL(5)	278,700	289,657
Samart Corp. PCL	366,600	61,293
Siam Cement PCL	113,600	756,486
Siam Cement PCL(5)	36,800	240,086
Siam City Bank PCL(5)	159,500	147,752
Siam City Cement PCL(5)	47,690	320,376
Siam Commercial Bank PCL(5)	767,800	1,844,617
Siam Makro PCL(5)	35,000	91,731
Sino Thai Engineering & Construction PCL(1)(5)	2,479,500	395,883
Thai Airways International PCL(1)(5)	256,300	136,662
Thai Beverage PCL	4,106,000	758,657
Thai Oil PCL(5)	451,500	554,259
Thai Tap Water Supply Co., Ltd	1,710,000	223,570
Thai Union Frozen Products PCL(5)	400,100	397,750
Thanachart Capital PCL(5)	263,400	153,938
Thoresen Thai Agencies PCL(5)	424,160	338,612
TMB Bank PCL(1)(5)	8,975,900	343,407
Total Access Communication PCL	474,800	510,017
TPI Polene PCL(1)	432,000	108,667
True Corp. PCL(1)(5)	4,165,100	368,893

		$33,079,670

Turkey — 3.1%
Adana Cimento Sanayii TAS	20,019	$70,833
Akbank TAS	419,750	2,451,930
Akcansa Cimento AS	16,400	80,169
Akenerji Elektrik Uretim AS	18,300	222,084
Aksa Akrilik Kimya Sanayii AS(1)	60,209	101,030
Aksigorta AS	40,300	49,752
Anadolu Efes Biracilik ve Malt Sanayii AS	157,739	1,629,420
Arcelik AS(1)	205,854	813,863
Asya Katilim Bankasi AS(1)	300,000	778,982
Aygaz AS	27,013	117,772
BIM Birlesik Magazalar AS	26,630	1,208,112
Cimsa Cimento Sanayi ve Ticaret AS	18,200	96,115

Security	Shares	Value
Dogan Sirketler Grubu Holding AS	1,219,509	$889,298
Dogan Yayin Holding AS(1)	92,474	93,726
Eczacibasi Ilac Sanayi ve Ticaret AS	127,500	240,595
Enka Insaat ve Sanayi AS	268,348	1,249,103
Eregli Demir ve Celik Fabrikalari TAS(1)	571,481	1,800,386
Ford Otomotiv Sanayi AS	24,800	173,977
Haci Omer Sabanci Holding AS	190,618	818,805
Hurriyet Gazetecilik ve Matbaacilik AS(1)	128,238	161,931
Ihlas Holding AS(1)	299,200	126,822
Is Gayrimenkul Yatirim Ortakligi AS	136,465	148,492
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	570,360	245,126
KOC Holding AS(1)	711,634	2,409,363
Koza Davetiyeleri(1)	33,000	113,656
Petkim Petrokimya Holding AS(1)	119,300	712,834
Petrol Ofisi AS(1)	32,978	152,774
Sekerbank TAS(1)	130,000	222,717
TAV Havalimanlari Holding AS(1)	85,000	348,282
Tekfen Holding AS(1)	79,717	296,787
Tofas Turk Otomobil Fabrikasi AS	34,700	130,560
Trakya Cam Sanayii AS(1)	144,992	195,405
Tupras-Turkiye Petrol Rafinerileri AS	100,170	2,062,428
Turcas Petrolculuk AS	30,939	109,580
Turk Hava Yollari Anonim Ortakligi (THY) AS	240,500	876,896
Turk Sise ve Cam Fabrikalari AS(1)	520,300	672,383
Turk Telekomunikasyon AS	241,000	833,145
Turkcell Iletisim Hizmetleri AS	383,400	2,814,155
Turkiye Garanti Bankasi AS	843,000	3,535,613
Turkiye Halk Bankasi AS	115,500	784,561
Turkiye Is Bankasi	407,756	1,791,199
Turkiye Vakiflar Bankasi TAO(1)	226,200	599,625
Ulker Gida Sanayi ve Ticaret AS	25,959	67,022
Yapi ve Kredi Bankasi AS(1)	340,385	819,718
Yazicilar Holding AS	21,200	127,871
Zorlu Enerji Elektrik Uretim AS(1)	91,054	197,131

		$33,442,028

United Arab Emirates — 1.5%
Aabar Petroleum Investments Co. (PJSC)(1)	1,802,400	$1,078,606
Abu Dhabi Commercial Bank (PJSC)	1,052,000	427,398
Abu Dhabi National Hotels	326,200	346,706
Air Arabia	2,902,400	713,580
Ajman Bank (PJSC)(1)	634,400	144,422
Aldar Properties (PJSC)	1,012,000	1,076,491
Amlak Finance (PJSC)(1)	227,500	51,904
Arabtec Holding Co.(1)	960,300	579,172
Aramex (PJSC)(1)	893,182	389,676
Dana Gas(1)	6,986,900	1,708,627
DP World, Ltd.	4,989,028	2,440,777
Dubai Financial Market	1,533,000	640,934
Dubai Investments (PJSC)	583,777	143,857
Dubai Islamic Bank (PJSC)	578,474	318,269
Emaar Properties (PJSC)(1)	2,685,300	2,195,320
Emirates NBD (PJSC)	381,700	254,784
First Gulf Bank (PJSC)	192,700	809,122
Gulf Navigation Holding	1,850,000	279,011
Islamic Arabic Insurance Co.(1)	860,000	177,655
National Bank of Abu Dhabi (PJSC)	309,450	944,558
National Central Cooling Co. (Tabreed)(1)	743,356	135,674
Ras Al Khaimah Cement Co.	327,000	94,148
Ras Al Khaimah Co.(1)	490,450	126,852
Ras Al Khaimah Properties (PJSC)	1,144,000	156,250
Sorouh Real Estate Co.	388,500	241,015

Security	Shares	Value
Union National Bank	568,400	$450,885
Union Properties (PJSC)(1)	290,158	39,987
Waha Capital (PJSC)	1,106,900	265,280

		$16,230,960

Vietnam — 0.5%
FPT Corp.	58,800	$242,811
Gemadept Corp.	60,000	239,365
Kinh Bac City Development Share Holding Corp.(1)	135,000	424,272
PetroVietnam Drilling and Well Services JSC(1)	125,333	389,132
PetroVietnam Fertilizer and Chemical JSC	135,900	227,664
Pha Lai Thermal Power JSC(1)	136,990	137,522
Saigon Securities, Inc.	274,300	1,214,447
Song Da Urban & Industrial Zone Investment and Development JSC	153,250	620,273
Tan Tao Investment Industry Co.(1)	138,000	245,629
Vietnam Construction and Import-Export JSC	190,900	524,078
Vietnam Dairy Products JSC	211,000	878,545
Vincom JSC	71,795	363,220
Vinh Son - Song Hinh Hydropower JSC	195,000	159,976

		$5,666,934

Total Common Stocks (identified cost $941,895,557)		$1,039,667,017

Convertible Bonds — 0.0%

	Principal
Security	Amount	Value
Oman — 0.0%
Bank Muscat SAOG, 7.00%, 3/20/14	OMR 10,672	$25,370

Total Convertible Bonds (identified cost $0)		$25,370

Equity-Linked Securities(6) — 0.8%

	Maturity
Security	Date	Shares	Value
Saudi Arabia — 0.8%
Al Abdullatif Industrial Investment Co. (HSBC Bank plc)(1)(7)	7/6/12	24,300	$265,996
Al Rajhi Bank (HSBC Bank plc)(7)	4/30/12	46,993	928,871
Alinma Bank (HSBC Bank plc)(1)(7)	6/4/12	53,800	182,557
Almarai Co., Ltd. (HSBC Bank plc)(7)	3/27/12	10,400	468,334
Arab National Bank (HSBC Bank plc)(7)	6/4/12	15,700	181,906
Bank Albilad (HSBC Bank plc)(1)(7)	9/21/12	38,000	184,674
Banque Saudi Fransi (HSBC Bank plc)(7)	4/30/12	16,484	181,758
Dar Al Arkan Real Estate Development (HSBC Bank plc)(1)(7)	8/13/12	58,000	214,594
Etihad Etisalat Co. (HSBC Bank plc)(7)	4/2/12	45,162	542,531
Jarir Marketing Co. (HSBC Bank plc)(7)	6/4/12	6,500	231,611
Mobile Telecommunications Co. (HSBC Bank plc)(1)(7)	6/4/12	72,000	191,516
National Industrialization Co. (HSBC Bank plc)(7)	5/14/12	37,300	269,050
Rabigh Refining and Petrochemicals Co. (HSBC Bank plc)(1)(7)	4/2/12	21,500	188,909
Riyad Bank (HSBC Bank plc)(7)	6/11/12	32,800	249,711
Sahara Petrochemical Co. (HSBC Bank plc)(1)(7)	11/26/12	46,000	249,313
Samba Financial Group (HSBC Bank plc)(7)	4/30/12	28,908	413,374
Saudi Arabian Amiantit Co. (HSBC Bank plc)(7)	6/25/12	53,100	301,600
Saudi Arabian Fertilizer Co. (HSBC Bank plc)(7)	6/4/12	6,650	225,872
Saudi Basic Industries Corp. (HSBC Bank plc)(7)	3/26/12	33,596	778,287
Saudi British Bank (HSBC Bank plc)(7)	10/2/12	16,800	216,155
Saudi Cable Co. (HSBC Bank plc)(7)	9/21/12	30,000	173,795
Saudi Electricity Co. (HSBC Bank plc)(7)	6/25/12	80,000	253,324

	Maturity
Security	Date	Shares	Value
Saudi Industrial Investment Group, (HSBC Bank plc)(1)(7)	6/11/12	40,000	$222,662
Saudi International Petrochemicals Co. (HSBC Bank plc)(7)	9/21/12	37,000	226,187
Saudi Kayan Petrochemical Co. (HSBC Bank plc)(1)(7)	6/4/12	49,000	240,747
Saudi Telecom Co. (HSBC Bank plc)(7)	5/21/12	44,200	515,653
Savola (HSBC Bank plc)(7)	4/20/12	61,000	534,345

Total Equity-Linked Securities (identified cost $8,132,870)			$8,633,332

Investment Funds — 0.2%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	1,359,727	$2,175,563

Total Investment Funds (identified cost $5,689,254)		$2,175,563

Rights(1) — 0.0%

Security	Shares	Value

AKR Corp., Exp. 2/10/10	172,300	$5,897
Boubyan Bank, Exp. 2/7/10	120,000	62,587
Energi Mega Persada Tbk PT, Exp. 2/8/10	2,819,454	0
Hebei Coalchem Holdings, Ltd.(2)	2,852	0
Malaysian Resources Corp. Bhd, Exp. 2/19/10	474,500	40,342
MISC Bhd, Exp. 2/9/10	63,400	11,245
Oando PLC, Exp. 2/19/10	289,233	0

Total Rights (identified cost $0)		$120,071

Warrants(1) — 0.0%

Security	Shares	Value

Bangkok Land PCL, Exp. 5/2/13, strike 1.10 THB	310,077	$1,027
Megaworld Corp., Exp. 12/14/14, strike 1.00 PHP	495,360	5,753

Total Warrants (identified cost $0)		$6,780

Short-Term Investments — 1.6%

	Principal
Description	Amount	Value
State Street Bank & Trust Repurchase Agreement, dated 1/29/10, with a maturity date of 2/1/10, an interest rate of 0.01% and repurchase proceeds of $16,809,014; collateralized by $16,809,000 Federal Home Loan Bank, 5% due 6/3/10 and a market value of $17,149,854	$16,809,000	$16,809,000

Total Short-Term Investments (identified cost $16,809,000)		$16,809,000

Total Investments — 100.2% (identified cost $972,526,681)		$1,067,437,133

Other Assets, Less Liabilities — (0.2)%		$(2,007,960)

Net Assets — 100.0%		$1,065,429,173

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

OMR	-	Omani Rial

PHP	-	Philippine Peso

THB	-	Thailand Baht

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Security acquired in a delayed delivery transaction.

(5)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution in addition to the market risk of the underlying security.

(7)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $8,633,332 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	13.9%	$148,000,760
Mexican Peso	6.1	65,150,557
New Taiwan Dollar	6.1	64,558,097
Brazilian Real	6.1	64,372,099
Indian Rupee	6.0	64,253,039
South African Rand	6.0	63,720,078
South Korean Won	5.9	63,029,438
Hong Kong Dollar	5.3	56,464,760
Indonesian Rupiah	3.2	34,349,608
Chilean Peso	3.2	33,747,243
New Turkish Lira	3.1	33,442,028
Polish Zloty	3.1	33,155,264
Malaysian Ringgit	3.1	32,497,381
Thailand Baht	3.0	31,812,023
Euro	1.9	20,436,031
Israeli Shekel	1.7	18,481,858
Moroccan Dirham	1.6	17,451,401
Czech Koruna	1.6	16,817,804
Kuwaiti Dinar	1.6	16,657,936
Philippine Peso	1.6	16,648,861
Hungarian Forint	1.5	16,367,377
Qatari Riyal	1.5	16,298,887
Egyptian Pound	1.4	15,330,467
United Arab Emirates Dirham	1.3	13,790,183
Other currency, less than 1% each	10.4	110,603,953

Total Investments	100.2%	$1,067,437,133

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	24.0%	$255,556,799
Telecommunication Services	11.2	119,010,939
Materials	11.0	116,805,603
Industrials	10.8	115,371,354
Energy	9.3	99,385,078
Consumer Discretionary	7.4	78,438,352
Consumer Staples	6.9	74,152,414
Information Technology	6.3	67,074,532
Utilities	4.4	47,111,494
Diversified	4.2	44,689,675
Health Care	2.9	30,704,109
Other	1.6	16,961,221
Investment Funds	0.2	2,175,563

Total Investments	100.2%	$1,067,437,133

The Fund did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$980,427,405

Gross unrealized appreciation	$163,761,945
Gross unrealized depreciation	(76,752,217)

Net unrealized appreciation	$87,009,728

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$37,603,340	$341,502,249		$27,328	$379,132,917
Emerging Europe	14,882,233	198,062,725		0	212,944,958
Latin America	196,564,338	—		0	196,564,338
Middle East/Africa	58,905,322	192,119,482		—	251,024,804

Total Common Stocks	$307,955,233	$731,684,456	*	$27,328	$1,039,667,017

Convertible Bonds	$—	$25,370		$—	$25,370
Equity-Linked Securities	—	8,633,332		—	8,633,332
Investment Funds	—	2,175,563		—	2,175,563
Rights	51,587	68,484		0	120,071
Warrants	6,780	—		—	6,780
Short-Term Investments	—	16,809,000		—	16,809,000

Total Investments	$308,013,600	$759,396,205		$27,328	$1,067,437,133

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Common Stocks	Rights	Total
Balance as of October 31, 2009	$0	$—	$0
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	27,328	0	27,328
Net purchases (sales)	—	0	0
Accrued discount (premium)	—	—	—
Net transfers to (from) Level 3	0	—	0

Balance as of January 31, 2010	$27,328	$0	$27,328

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$27,328	$0	$27,328

All Level 3 investments held at October 31, 2009 were valued at $0.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010